                                                        [WELLS FARGO FUNDS LOGO]

WELLS FARGO MONEY MARKET TRUSTS
SEMI-ANNUAL REPORT

                                        CALIFORNIA TAX-FREE MONEY MARKET TRUST

                                        MONEY MARKET TRUST

                                        NATIONAL TAX-FREE MONEY MARKET TRUST

SEPTEMBER 30, 2001

[GRAPHIC]

                                                             MONEY MARKET TRUSTS

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                           1

MONEY MARKET OVERVIEW                                                            2

PRIMARY INVESTMENTS                                                              3

PERFORMANCE HIGHLIGHTS

   CALIFORNIA TAX-FREE MONEY MARKET TRUST                                        4
   MONEY MARKET TRUST                                                            5
   NATIONAL TAX-FREE MONEY MARKET TRUST                                          6

PORTFOLIO OF INVESTMENTS

   CALIFORNIA TAX-FREE MONEY MARKET TRUST                                        7
   MONEY MARKET TRUST                                                           11
   NATIONAL TAX-FREE MONEY MARKET TRUST                                         13

FINANCIAL STATEMENTS

   STATEMENTS OF ASSETS AND LIABILITIES                                         20
   STATEMENTS OF OPERATIONS                                                     21
   STATEMENTS OF CHANGES IN NET ASSETS                                          22
   FINANCIAL HIGHLIGHTS                                                         24

NOTES TO FINANCIAL STATEMENTS                                                   27

LIST OF ABBREVIATIONS                                                           30

                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

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THIS PAGE IS INTENTIONALLY LEFT BLANK--
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                                                             MONEY MARKET TRUSTS

DEAR VALUED SHAREHOLDERS,

     All of us at WELLS FARGO FUNDS join our nation and the world in extending our deepest sympathy and concern to everyone affected by the tragic events of September 11, 2001. In this period of uncertainty, we remain focused on our primary objective of helping shareholders achieve their financial goals.

OVERVIEW OF FINANCIAL MARKETS
     Uncertainty gripped financial markets during the six-month period that ended September 30, 2001. A declining stock market mirrored an economy teetering on the brink of recession before the events of September 11. In fact, economic growth during the second quarter of 2001 was at 0.3%, the weakest performance in eight years. Over the ensuing three months, stocks would eventually decline to a three-year low during some of the most volatile trading days in recent history.

WELLS FARGO MONEY MARKET FUNDS
   Amid uncertain markets, many investors have sought the stability of money market mutual funds. During this period, Wells Fargo money market funds achieved their objective of maintaining their $1 per share price. They provided investors liquidity and a place to hold available cash while evaluating other investment opportunities.
     Throughout the past year, the Federal Reserve Board has worked to jump-start a sluggish economy through an aggressive rate cutting campaign. Short-term interest rates plummeted from 6.5% at the beginning of 2001 to 3% at the end of this period -- the lowest level in nearly four decades. As short-term interest rates fell, so did yields on the securities that comprise money market mutual funds. The prospect of additional interest rate cuts may send yields even lower in the near future. However, unless the economic slowdown is severe, declining yields may be restrained by other factors, including a worsening budget outlook and additional weakness in the U.S. dollar.
     Longer term, we believe that fiscal and monetary stimulus should help lead to renewed economic growth in 2002. Yields on shorter-maturity U.S. Treasuries and other money market securities may rise from their currently low levels in anticipation of an economic recovery.

INVESTMENT STRATEGIES IN UNCERTAIN TIMES
   As the economic ramifications of the September 11 attacks continue to reverberate in the coming weeks and months, the economy faces many challenges. Regardless of the economy's short-term prospects, it may be a mistake to make any rash investment decisions.
     These are difficult times for everyone. Keep in mind, however, that the United States has a resilient financial system that should not be undermined by the September 11 events. The key to smart investing has not changed with the terrorist attacks: asset allocation, patience and diversification among stocks, bonds and cash. Diversification and asset allocation will not prevent losses in a bear market, but they could help to mitigate them in an effort to keep you on track toward your financial goals. If you have any questions about your investments or need further information, please contact your investment professional or call Investor Services at 1-800-222-8222.
     We want to thank you for the confidence in us that your investment in WELLS FARGO FUNDS represents. Rest assured that through all market cycles, we are committed to helping you meet your financial needs.

   Sincerely,

   /s/ Michael J. Hogan

   Michael J. Hogan
   PRESIDENT
   WELLS FARGO FUNDS

                                                           MONEY MARKET OVERVIEW

MONEY MARKET OVERVIEW

   During the six-month period ended September 30, 2001, interest rates fell due to the Federal Reserve Board's (the Fed's) ongoing campaign to lower short-term interest rates in an effort to revive economic growth. The federal funds rate dropped by two percentage points since April 1, 2001, from 5% down to 3% by the end of the period. As a result of the Fed's actions, money market yields fell significantly lower throughout the period. Despite lower yields, money market funds experienced an increase in assets as investors sought safer vehicles to park their cash in a volatile stock market. The following sections discuss the recent performance of specific types of money market instruments.

U.S. TREASURY SECURITIES
     The increased issuance of U.S. Treasury bills, including the addition of a weekly auction of one-month bills, resulted in narrowing spreads among these securities and other money market vehicles. Spreads are the difference in yield on securities of the same maturity but different quality. Although the trend over the past six months was toward tighter spreads, after the September 11 terrorist attacks, short-term yields fell to below two percent. The issuance of one-month bills also eliminated special bills -- those bills that received a strong bid because of a favorable maturity and dealer demand. As a result, the reduction of U.S. Treasury notes over the past two years triggered liquidity disruptions in the marketplace, while also causing other securities to trade more expensively.

U.S. GOVERNMENT AGENCY SECURITIES
     Yields declined throughout the reporting period, with short-term agency securities yields -- those securities maturing within one to three months -- declining by 2.30%. In contrast, yields on agency securities maturing within six to twelve months fell 2.10%. Narrowing spreads between agency and U.S. Treasury securities appeared to reflect the general perception that the U.S. Treasury may issue fewer treasury securities despite the fact that financing is needed for increased government spending.

OTHER MONEY MARKET SECURITIES
     Rates on other money market instruments -- such as commercial paper, repurchase agreements, corporate bonds and certificates of deposit -- dropped 2% on average, regardless of maturity. Nearly half of this decline came in September, as the Fed attempted to combat the nation's economic slowdown by lowering interest rates. In addition, the Fed pumped billions of dollars into financial markets to meet liquidity needs following the terrorist attacks. Although spreads between high- and low-quality money market instruments narrowed to a mere quarter percent at one point during the period, spreads widened to one-half percent by the end of the period.

TAX-FREE SECURITIES
     After trading within a narrow range throughout most of the year, yields on one-year municipal securities declined by more than one percentage point since late March to close the period at 2.15%. Rates on certain securities also were subject to supply and demand pressures.

STRATEGIC OUTLOOK
     In the short-term, money market yields may continue to fall with continuing actions from the Fed to stimulate the economy. However, during this period of market volatility, Wells Fargo Money Market Funds intend to provide a vehicle for investors to hold cash while evaluating other potential investment opportunities. The Funds intend to pursue opportunities to enhance yield consistent with the goals of maintaining stability of principal and meeting shareholder liquidity needs. While money market yields fell steadily over the past six months, we believe rates may increase once economic conditions improve.

PRIMARY INVESTMENTS

PRIMARY INVESTMENTS*

                                                                                Certificates
                                U.S.                      U.S.                   of Deposit/
                              Treasury    Repurchase   Government  Commercial     Bankers
                             Securities   Agreements   Obligations   Paper      Acceptances
MONEY MARKET                     X            X            X           X             X
NATIONAL TAX-FREE
CALIFORNIA TAX-FREE

                                                         Mortage
                                                        and Other
                                           Floating/      Asset-
                                Time     Variable Rate    Backed     Corporate   Municipal
                              Deposits    Notes/Bonds   Securities  Notes/Bonds Obligations
MONEY MARKET                     X            X            X           X
NATIONAL TAX-FREE                                                                    X
CALIFORNIA TAX-FREE                                                                  X

--------------
* The chart highlights some of the primary investments that the Trusts may make as part of their investment strategies. The chart does not identify all of the permitted investements for each Trust.

                                                          PERFORMANCE HIGHLIGHTS

CALIFORNIA TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE
     The Wells Fargo California Tax-Free Money Market Trust (the Trust) seeks high current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

TRUST MANAGERS
   Dave Sylvester
   Mary Gail Walton, CFA

INCEPTION DATE
    05/05/97

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)

                                                                                                          Since
                                                                                   6-Month*   1-Year    Inception

   TRUST                                                                             1.29      2.90       3.07
   BENCHMARK
   IMONEYNET CALIFORNIA STATE SPECIFIC INSTITUTIONAL MONEY FUND AVERAGE(2)           1.21      2.87       3.04(3)

     * RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   TRUST YIELD SUMMARY (AS OF SEPTEMBER 30, 2001)
   7-DAY CURRENT YIELD                       2.17%
   7-DAY COMPOUND YIELD                      2.2%
   30-DAY SIMPLE YIELD                       2.08%
   30-DAY COMPOUND YIELD                     2.1%

[CHART OF PORTFOLIO COMPOSITION]

   PORTFOLIO COMPOSITION(4) (AS OF SEPTEMBER 30, 2001)
   Municipal Demand Notes                          77%
   Municipal Notes                                 15%
   Municipal Bonds                                  5%
   Municipal Commercial Paper                       2%
   Municipal Put Bonds                              1%

   TRUST CHARACTERISTICS (AS OF SEPTEMBER 30, 2001)
   AVERAGE MATURITY                         55 DAYS
   NUMBER OF HOLDINGS                         118

[CHART OF MATURITY DISTRIBUTION]

   MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2001)
   2-14 days                                       79%
   15-29 days                                       1%
   30-59 days                                       1%
   60-89 days                                       1%
   90-179 days                                      1%
   180-269 days                                     2%
   270+ days                                       15%

    The Trust is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Trust and are described in the Trust's Statement of Additional Information. An investment in a Wells Fargo Money Market Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Trusts seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Trust's yield figures more closely reflect the current earnings of the Trust than the total return figures. The Trust's Advisor has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Trust. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Trust returns would have been lower.
    Performance shown for the Wells Fargo California Tax-Free Money Market Trust for periods prior to November 8, 1999, reflects performance of the Stagecoach California Tax-Free Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.
(2) The iMoneyNet California State Specific Institutional Money Fund
Average is an average of California institutional state tax-free and municipal money funds.
(3) The published return closest to the Trust's inception date of 05/05/97.
(4) Portfolio holdings are subject to change.

MONEY MARKET TRUST

INVESTMENT OBJECTIVE

   The Wells Fargo Money Market Trust (the Trust) seeks current income and stability of principal.

TRUST MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   9/17/90

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)

                                                              6-Month*   1-Year    5-Year     10-Year
   TRUST                                                        2.13      5.31      5.54       4.92
   BENCHMARK
     IMONEYNET FIRST TIER INSTITUTIONAL MONEY FUND AVERAGE(2)   1.76      4.60      4.93       4.46

 * RETURN FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   TRUST YIELD SUMMARY (AS OF SEPTEMBER 30, 2001)

   7-DAY CURRENT YIELD                       3.32%
   7-DAY COMPOUND YIELD                      3.37%
   30-DAY SIMPLE YIELD                       3.50%
   30-DAY COMPOUND YIELD                     3.56%

[CHART OF PORTFOLIO COMPOSITION]

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2001)
Commercial Paper                                66%
Floating/Variable Rate Bonds/Notes              13%
Time Deposits                                    6%
Corporate Bonds                                  5%
Certificates of Deposits                         5%
Repurchase Agreements                            4%
Short Term Federal Agencies                      1%

   TRUST CHARACTERISTICS (AS OF SEPTEMBER 30, 2001)

   AVERAGE MATURITY                        53 DAYS
   NUMBER OF HOLDINGS                        60

[CHART OF MATURITY DISTRIBUTION]

MATURITY DISTRIBUTION (AS OF SEPTEMEBER 30, 2001)
2-14 days                                       19%
15-29 days                                      23%
30-59 days                                      23%
60-89 days                                      23%
90-179 days                                     10%
180+ days                                        2%

     The Trust is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Trust and are described in the Trust's Statement of Additional Information. An investment in a Wells Fargo Money Market Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Trusts seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Trust's yield figures more closely reflect the current earnings of the Trust than the total return figures. The Trust's Advisor has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Trust. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Trust's returns would have been lower.
   Performance shown for the Wells Fargo Money Market Trust for periods prior to November 8, 1999, reflects performance of the Stagecoach Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
(2) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.
(3)  Portfolio holdings are subject to change.

NATIONAL TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE

   The Wells Fargo National Tax-Free Money Market Trust (the Trust) seeks a high level of income exempt from federal income taxes, while preserving capital and liquidity.

TRUST MANAGERS
   Dave Sylvester
   Mary Gail Walton, CFA

INCEPTION DATE
   11/10/97

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)

                                                                                               Since
                                                                        6-Month*   1-Year    Inception

   TRUST                                                                  1.42      3.32       3.40
   BENCHMARK
     IMONEYNET TAX-FREE INSTITUTIONAL MONEY FUND AVERAGE(2)               1.25      2.98       3.10(3)

 * RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   TRUST YIELD SUMMARY (AS OF SEPTEMBER 30, 2001)

   7-DAY CURRENT YIELD                       2.36%
   7-DAY COMPOUND YIELD                      2.39%
   30-DAY SIMPLE YIELD                       2.32%
   30-DAY COMPOUND YIELD                     2.34%

   TRUST CHARACTERISTICS (AS OF SEPTEMBER 30, 2001)

   WEIGHTED AVERAGE MATURITY               59 DAYS
   NUMBER OF HOLDINGS                        145

[CHART OF PORTFOLIO COMPOSITION]

PORTFOLIO COMPOSITION(4) (AS OF SEPTEMBER 30, 2001
Municipal Demand Notes                          75%
Municipal Notes                                 15%
Municipal Put Bonds                              5%
Municipal Commercial Paper                       4%
Municipal Bonds                                  1%

[CHART OF MATURITY DISTRIBUTION]

MATURITY DISTRIBUTION (AS OF SEPTEMEBER 30, 2001
2-14 days                                       72%
15-29 days                                       1%
30-59 days                                       2%
60-89 days                                       4%
90-179 days                                      9%
180-269 days                                     3%
270+ days                                       10%

     The Trust is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Trust and are described in the Trust's Statement of Additional Information. An investment in a Wells Fargo Money Market Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Trusts seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. The Trust's yield figures more closely reflect the current earnings of the Trust than the total return figures. The Trust's Advisor has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Trust. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Trust's returns would have been lower.
     Performance shown for the Wells Fargo National Tax-Free Money Market Trust for the periods prior to November 8, 1999, reflects performance of the Stagecoach National Tax-Free Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.
(2) The iMoneyNet Tax-Free Institutional Money Fund Average is an average of all national and state tax-free and institutional municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds under six months, put bonds over six months, AMT paper and other tax-free holdings. It is made up of funds in the National Tax-Free Institutional and State Specific Institutional categories.
(3)  The published return closest to the Trust's inception date of 11/10/97.
(4)  Portfolio holdings are subject to change.

PORTFOLIO OF INVESTMENTS--SEPTEMBER 30, 2001 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET TRUST


                                                                                             INTEREST   MATURITY
PRINCIPAL    SECURITY NAME                                                                     RATE       DATE           VALUE

CALIFORNIA MUNICIPAL SECURITIES - 98.63%
$ 4,865,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA MFHR HOUSING-GAIA
             BUILDING PROJECT SERIES A++                                                      2.30%     9/15/32    $    4,865,000
  7,200,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA COP SERIES C BANQUE
             NATIONALE PARIS LOC++                                                            2.50      10/1/27         7,200,000
  5,000,000  ABN AMRO MUNITOPS COP 1998-20 MUNITOPS CERTIFICATES AMBAC INSURED++              2.30       7/5/06         5,000,000
  2,680,000  ABN AMRO MUNITOPS COP FGIC INSURED++                                             4.00       5/7/08         2,680,000
 10,000,000  BAY AREA TOLL AUTHORITY CA TOLL BRIDGE REVENUE SAN FRANCISCO BAY AREA PROJECT
             SERIES C AMBAC INSURED++                                                         2.15       4/1/25        10,000,000
 10,250,000  BAY AREA TOLL AUTHORITY CA TRANSPORTATION REVENUE SAN FRANCISCO BAY AREA
             PROJECT SERIES A AMBAC INSURED++                                                 2.50       4/1/36        10,250,000
  3,288,000  BUENA PARK CA MFHR WALDEN GLEN APARTMENTS PROJECT SERIES A++                     2.30      2/15/33         3,288,000
  6,200,000  BUTTE COUNTY CA OFFICE OF EDUCATION TAX & REVENUE ANTICIPATION NOTES             4.75     10/12/01         6,201,818
  3,300,000  CALIFORNIA CITIES HOME OWNERSHIP AUTHORITY HOUSING REVENUE LEASE PURCHASE
             PROGRAM PROJECT SERIES A SUTRO & COMPANY INCORPORATED++                          2.30       9/1/06         3,300,000
  3,500,000  CALIFORNIA HFFA HEALTH CARE REVENUE ADVENTIST PROJECT SERIES A MBIA INSURED++    2.55       9/1/28         3,500,000
  2,000,000  CALIFORNIA HFFA REVENUE SANTA BARBARA COTTAGE PROJECT SERIES BANK OF
             AMERICA LOC++                                                                    2.25       9/1/15         2,000,000
  2,880,000  CALIFORNIA HFFA REVENUE SERIES 26 FSA INSURED++                                  2.25       6/1/22         2,880,000
  2,350,000  CALIFORNIA HFA HOUSING REVENUE SERIES A++                                        2.17       8/1/24         2,350,000
  3,240,000  CALIFORNIA HFA HOUSING REVENUE SERIES M US BANK TRUST NA LOC++                   2.08       8/1/19         3,240,000
  4,800,000  CALIFORNIA HFA REVENUE FSA INSURED SERIES J++                                    2.08       8/1/31         4,800,000
  1,800,000  CALIFORNIA HFA SFMR SERIES 83 FHA INSURED++                                      2.33       8/1/25         1,800,000
 10,000,000  CALIFORNIA HFA SFMR SERIES I US BANK TRUST NA LOC                                2.95      6/14/02        10,000,000
  3,500,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                                 2.05     11/13/01         3,500,000
  7,000,000  CALIFORNIA PCFA SOLID WASTE DISPOSAL REVENUE SHELL MARTINEZ REFINING PROJECT
             SERIES A++                                                                       2.50      10/1/31         7,000,000
  1,500,000  CALIFORNIA PCFA PCR BONDS EXXON MOBIL PROJECT BANKERS TRUST COMPANY++            2.45       4/1/17         1,500,000
 28,710,000  CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY EDUCATIONAL FACILITIES
             REVENUE NOTES SERIES A AMBAC INSURED                                             4.00       7/3/02        29,000,818
  3,700,000  CALIFORNIA SCHOOL FACILITIES FINANCING CORPORATION COP CAPITAL IMPROVEMENT
             FINANCING PROJECTS SERIES B++                                                    2.30       7/1/24         3,700,000
 41,000,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE SERIES K3 REGULATION D++            2.35     10/31/04        41,000,000
  3,075,000  CALIFORNIA STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY INDUSTRIAL DEVESERRA
             MICROCHASSIS PROJECT++                                                           2.60       8/1/27         3,075,000
  1,750,000  CALIFORNIA STATE GO BONDS EDUCATION FACILITIES REVENUE AMBAC INSURED++           2.28      10/1/30         1,750,000
  1,400,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE SERIES D BANK OF AMERICA
             NA LOC++                                                                         2.08      12/1/15         1,400,000
  5,500,000  CALIFORNIA STATE SERIES 142++                                                    2.28      12/1/23         5,500,000
  1,300,000  CALIFORNIA STATEWIDE CDA COP HEALTH CARE REVENUE CONTINUING CARE/UNIVERSITY
             PROJECT US BANK TRUST NA LOC++                                                   2.50     11/15/28         1,300,000
  3,000,000  CALIFORNIA STATEWIDE CDA COP HEALTH CARE REVENUE NORTH CALIFORNIA RETIRED
             OFFICERS PROJECT BANK OF SCOTLAND LOC++                                          2.50       6/1/26         3,000,000
 37,100,000  CALIFORNIA STATEWIDE CDA INDUSTRIAL DEVELOPMENT REVENUE BONDS SERIES D BANK
             OF NEW YORK LOC++                                                                2.35      10/4/01        37,100,000
  1,000,000  CALIFORNIA STATEWIDE CDA MFHR P FLOATS PT 1264++                                 2.43       4/1/12         1,000,000
  3,515,000  CALIFORNIA STATEWIDE CDA MFHR P FLOATS PT 1267++                                 2.43       6/1/36         3,515,000
 13,340,000  CALIFORNIA STATEWIDE CDA MFHR P FLOATS PT 1268++                                 2.28       6/1/09        13,340,000
  1,700,000  CALIFORNIA STATEWIDE CDA MFHR P FLOATS PT 1269++                                 2.28       6/1/09         1,700,000

                                        7

                                                                                             INTEREST   MATURITY
PRINCIPAL    SECURITY NAME                                                                     RATE       DATE           VALUE
$ 5,500,000  CALIFORNIA STATEWIDE CDA MFHR P FLOATS PT 1285++                                 2.43%     1/25/31    $    5,500,000
  3,200,000  CALIFORNIA STATEWIDE CDA REVENUE SERIES N-7 BANK OF NEW YORK LOC++               2.25      10/4/01         3,200,000
  6,000,000  CHARTER MAC CERTIFICATE TRUST FLOATER CA SERIES 2++                              2.40       8/1/36         6,000,000
 10,000,000  CHARTER MAC CERTIFICATE TRUST FLOATER MBIA INSURED++                             2.40       9/1/40        10,000,000
 25,000,000  CHINO BASIN CA REGIONAL FINANCING AUTHORITY SERIES A BAYERISCHE HYPO LOC++       2.20       6/1/30        25,000,000
    200,000  CONCORD CA MFHR BEL AIR APARTMENTS ISSUE A BANK OF AMERICA LOC++                 2.25      12/1/16           200,000
  4,395,000  COVINA CA REDEVELOPMENT AGENCY MFHR SHADOWHILLS APARTMENTS PROJECT SERIES A
             COLLATERALIZED BY FNMA++                                                         2.15      12/1/15         4,395,000
  5,300,000  EASTERN MUNI WATER DISTRICT CA WATER & SEWER REVENUE COP SERIES B
             FGIC INSURED++                                                                   2.25       7/1/20         5,300,000
  1,000,000  FONTANA CA USD GO TAX & REVENUE ANTICIPATION NOTES                               3.25       7/5/02         1,004,504
  2,000,000  FREMONT CA UNIFIED HIGH SCHOOL DISTRICT GO SANTA CLARA COUNTY TAX &
             REVENUE ANTICIPATION NOTES                                                       3.50       7/2/02         2,012,283
  2,500,000  FRESNO CA GO TAX & REVENUE ANTICIPATION NOTES                                    3.25      6/28/02         2,511,162
  1,500,000  FRESNO CA USD GO TAX & REVENUE ANTICIPATION NOTES                                2.10      10/2/02         1,513,185
  1,300,000  IRVINE CA IMPROVEMENT BOND INDUSTRIAL DEVELOPMENT REVENUE BONDS OBLIGATION
             ASSESSMENT DISTRICT PROJECT 93-14 BANK OF AMERICA NA LOC++                       2.45       9/2/25         1,300,000
  2,000,000  IRVINE CA IMPROVEMENT BOND ACT 1915 IDR BONDS BAYERISCHE HYPO LOC++              2.50       9/2/15         2,000,000
  4,205,000  KERN CA HIGH SCHOOL DISTRICT GO SERIES 14 MBIA INSURED++                         2.25       2/1/13         4,205,000
  3,715,000  LONG BEACH CA HARBOR REVENUE SERIES 418++                                        2.28      5/15/20         3,715,000
  2,800,000  LONG BEACH CA HARBOR REVENUE P FLOATS PA 651++                                   2.15      5/15/19         2,800,000
  9,890,000  LONG BEACH CA HARBOR REVENUE SERIES SG 147++                                     2.15      5/15/25         9,890,000
  8,735,000  LOS ANGELES CA COMMUNITY COLLEGE DISTRICT EDUCATIONAL FACILITIES REVENUE
             PUTTERS SERIES 216++                                                             2.28       8/1/17         8,735,000
  2,600,000  LOS ANGELES CA CONVENTION & EXHIBITION CENTER LEASING REVENUE SERIES 88
             MBIA INSURED++                                                                   2.13      8/15/18         2,600,000
  1,000,000  LOS ANGELES CA DW&P UTILITIES REVENUE DEXIA PUBLIC FINANCE BANK LOC++            2.35       7/1/35           999,960
  2,000,000  LOS ANGELES CA DW&P WATERWORKS REVENUE DEXIA INSURED++                           2.30       7/1/35         2,000,000
  4,175,000  LOS ANGELES CA MFHR CANYON PROJECT SERIES C BANCO SANTANDER LOC 12/1/95++        2.08      12/1/10         4,175,000
    730,000  LOS ANGELES CA USD GO TAX & REVENUE ANTICIPATION NOTES SERIES II-R-35
             FGIC INSURED++                                                                   2.13       7/1/21           730,000
  2,810,000  LOS ANGELES CA USD SERIES 1179++                                                 3.05       7/1/19         2,810,000
  4,400,000  LOS ANGELES CA WATER & POWER REVENUE SERIES 184++                                2.31       7/1/22         4,400,000
  4,700,000  LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B-1 US BANK TRUST NA LOC++        2.35       7/1/34         4,700,000
  7,500,000  LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B-7++                             2.30       7/1/34         7,500,000
  4,500,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR SAND CANYON RANCH PROJECT
             SERIES F CITIBANK NA LOC++                                                       2.15      11/1/06         4,500,000
  2,000,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY REVENUE
             FSA CREDIT SUPPORT++                                                             2.13       7/1/16         2,000,000
  3,000,000  LOS ANGELES COUNTY CA SCHOOLS POOLED FINANCING PROGRAM COP POOLED
             TRANSPORTATION SERIES A                                                          3.50       7/1/02         3,017,909
  1,070,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES K++            2.13       8/5/22         1,070,000
  2,300,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES C++            2.10       7/1/27         2,300,000
  5,200,000  MSR PUBLIC POWER AGENCY CA POWER REVENUE SAN JUAN PROJECT SERIES F
             MBIA INSURED++                                                                   2.60       7/1/22         5,200,000
  2,700,000  MUNICIPAL SECURITIES TRUST CERTIFICATES CA SERIES 2001 136 TRUST CERTIFICATE
             CLASS A FGIC INSURED++                                                           2.60      12/6/18         2,700,000
  8,915,645  NEWMAN CAPITAL TRUST++                                                           2.38       4/1/32         8,915,645

                                        8

                                                                                             INTEREST   MATURITY
PRINCIPAL    SECURITY NAME                                                                     RATE       DATE           VALUE
$ 8,600,000  NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL HOSPITAL SERIES A
             BANK OF AMERICA NT & SA LOC++                                                    2.55%     10/1/26    $    8,600,000
  3,700,000  NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL HOSPITAL PROJECT SERIES B
             BANK OF AMERICA NT & SA LOC++                                                    2.55      10/1/26         3,700,000
  1,200,000  NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL HOSPITAL SERIES C BANK
             OF AMERICA NT & SA LOC++                                                         2.55      10/1/26         1,200,000
  3,700,000  NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL HOSPITAL SERIES A++           1.80      12/1/29         3,700,000
  2,553,000  ORANGE COUNTY CA IMPROVEMENT BONDS OTHER REVENUE SOCIETE GENERALE &
             KBC BANK NV LOC++                                                                2.55       9/2/18         2,553,000
  3,710,000  ORANGE COUNTY CA PUBLIC FINANCE AUTHORITY WASTE MANAGEMENT SYSTEMS REVENUE       5.00      12/1/01         3,722,375
  2,495,000  ORANGE COUNTY CA RECOVERY COP SERIES 128 MBIA INSURED++                          2.23       7/1/19         2,495,000
  2,200,000  ORANGE COUNTY CA WATER DISTRICTS COP SERIES B BAYERISCHE LANDESBANK LOC++        2.55      8/15/15         2,200,000
  1,700,000  ORANGE COUNTY TRANSPORTATION AUTHORITY SALES TAX REVENUE                         6.10      2/15/02         1,751,548
  1,000,000  PENINSULA CORRIDOR JOINT POWERS GRANT ANTICIPATION NOTES SERIES C                3.95     10/19/01         1,000,095
  4,000,000  RANCHO CA WATER DISTRICT FINANCING AUTHORITY REVENUE TORONTO DOMINION
             BANK LOC++                                                                       2.20      8/15/21         4,000,000
  2,950,000  RANCHO MIRAGE CA JOINT POWERS FINANCING AUTHORITY COP HEALTH CARE REVENUE
             EISENHOWER MEDICAL CENTER PROJECT SERIES B MBIA INSURED++                        2.05       7/1/22         2,950,000
  1,500,000  RIVERSIDE COUNTY CA SCHOOL FINANCING AUTHORITY SERIES N10 BANK OF NEW YORK++     2.35     10/19/01         1,500,000
 22,400,000  SACRAMENTO COUNTY CA TRUSTS GO SERIES L16 REGULAR D LEHMAN LIQUIDITY LLC++       2.35       8/1/02        22,400,000
  3,400,000  SACRAMENTO COUNTY CA OFFICE OF EDUCATION GO TAX & REVENUE ANTICPATION NOTES      2.48      9/20/02         3,432,809
  3,760,000  SACRAMENTO COUNTY CA TAX & REVENUE ANTICIPATION NOTES GO                         5.00      10/4/01         3,760,339
  2,000,000  SALINAS CA APARTMENT DEVELOPMENT REVENUE MARINER VILLAGE PROJECT SERIES B
             BANK OF AMERICA NT & SA LOC++                                                    2.20       4/1/05         2,000,000
  4,770,000  SAN BERNARDINO COUNTY CA MFHR MERRILL LYNCH & COMPANY++                          2.43      8/25/30         4,770,000
 28,000,000  SAN BERNARDINO COUNTY CA TAX & REVENUE NOTES                                     3.50       7/2/02        28,175,928
  2,300,000  SAN BERNARDINO COUNTY CA TRANSPORTATION AUTHORITY SALES TAX REVENUE++            2.08       3/1/10         2,300,000
 16,700,000  SAN BERNARDINO COUNTY CA COP HEALTH CARE REVENUE MEDICAL CENTER FINANCING
             PROJECT MBIA INSURED++                                                           2.08       8/1/26        16,700,000
  5,000,000  SAN DIEGO CA GO TAX & REVENUE ANITICIPATION NOTES                                3.25       8/1/02         5,025,630
    900,000  SAN DIEGO CA MFHR PT 474 FHLMC INSURED++                                         2.13       9/1/04           900,000
  2,500,000  SAN DIEGO CA USD SERIES A BANC OF AMERICA LOC                                    5.25      10/4/01         2,500,306
    590,000  SAN DIEGO COUNTY CA COP SAN PASQUAL ACADEMY PROJECT++                            2.25       8/1/20           590,000
 20,000,000  SAN DIEGO COUNTY CA GO TAX & REVENUE ANTICIPATION NOTES                          3.50      6/28/02        20,122,399
  1,000,000  SAN DIMAS CA REDEVELOPMENT AGENCY COP DIVERSIFIED SHOPPING PROJECT MORGAN
             GUARANTY TRUST++                                                                 2.20      12/1/05         1,000,000
  4,000,000  SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMUNITY INTERNATIONAL AIRPORT REVENUE   2.60      10/3/01         4,000,000
  5,000,000  SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMUNITY INTERNATIONAL AIRPORT REVENUE   2.05     10/11/01         5,000,000
  3,400,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT  AGENCY MFHR FILLMORE CENTER
             PROJECT SERIES A-1 CREDIT SUISSE FIRST BOSTON LOC++                              2.08      12/1/17         3,400,000
  2,500,000  SAN FRANCISCO CA CITY & COUNTY USD TRAN                                          4.38     12/13/01         2,503,229
  2,000,000  SAN JOSE CA MFHR ALMADEN LAKE VILLAGE APARTMENTS PROJECT SERIES A
             FMNA INSURED++                                                                   2.27       3/1/32         2,000,000
  2,830,000  SAN JOSE CA MFHR P FLOATS PT 1216++                                              2.43       5/1/30         2,830,000
  2,875,000  SAN JOSE CA MFHR P FLOATS PT 1217++                                              2.43       5/1/30         2,875,000
  1,000,000  SANTA CLARA VALLEY CA TRANSPORTATION AUTHORITY SALES TAX REVENUE SERIES A        5.50       6/1/02         1,018,263
  1,255,000  SOUTH PLACER CA WASTEWATER AUTHORITY REVENUE SERIES II FGIC INSURED++            2.13       5/1/09         1,255,000

                                        9

                                                                                             INTEREST   MATURITY
PRINCIPAL    SECURITY NAME                                                                     RATE       DATE           VALUE
$ 9,715,000  SOUTHERN CALIFORNIA HOME FINANCING AUTHORITY SFH REVENUE
             MERRILL LYNCH CAPITAL++                                                          2.43%     11/1/02    $    9,715,000
  9,000,000  TURLOCK CA IRRIGATION DISTRICT COP CAPITAL IMPROVEMENT PROJECT SOCIETE
             GENERALE LOC++                                                                   2.55       1/1/31         9,000,000
  5,995,000  UNIVERSITY CA EDUCATION FACILITIES REVENUE SERIES 479 MBIA INSURED++             2.23       9/1/22         5,995,000
  2,000,000  UNIVERSITY CA REVENUE++                                                          2.08       9/1/14         2,000,000
    600,000  UNIVERSITY CALIFORNIA EDUCATIONAL FACILITIES REVENUE FLOATS PA SERIES 529++      2.08       9/1/16           600,000

TOTAL CALIFORNIA MUNICIPAL SECURITIES (COST $605,876,205)                                                             605,876,205
                                                                                                                   --------------
PUERTO RICO MUNICIPAL SECURITIES - 3.46%
  3,000,000  PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK INDUSTRIAL
             DEVELOPMENT REVENUE                                                              2.20     10/26/01         3,000,000
  3,575,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY IDA REVENUE
             SERIES 139 AMBAC INSURED++                                                       2.55       7/1/28         3,575,000
  2,500,000  PUERTO RICO INFRASTRUCTURE++                                                     2.13      10/1/34         2,500,000
  3,665,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES 107 SOCIETE GENERALE LOC++ 2.60      10/1/32         3,665,000
  5,115,000  PUERTO RICO MUNICIPAL FINANCE AGENCY P FLOATS PA 609++                           2.06       8/1/19         5,115,000
  3,370,000  PUERTO RICO TELEPHONE AUTHORITY REVENUE SERIES L                                 6.13       1/1/02         3,422,762

TOTAL PUERTO RICO MUNICIPAL SECURITIES (COST $21,277,762)                                                              21,277,762
                                                                                                                   --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $627,153,967)*                           102.09%                                                             $  627,153,967
OTHER ASSETS AND LIABILITIES, NET               (2.09)                                                                (12,849,558)
                                               ------                                                              --------------
TOTAL NET ASSETS                               100.00%                                                             $  614,304,409
                                               ------                                                              --------------

++ THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES
   THE REMAINING MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  MONEY MARKET TRUST

                                                                                             INTEREST   MATURITY
PRINCIPAL    SECURITY NAME                                                                     RATE       DATE           VALUE
BANK NOTES - 0.30%
$ 5,000,000  LASALLE NATIONAL BANK                                                            5.23%      1/9/02    $    4,999,727

TOTAL BANK NOTES (COST $4,999,727)                                                                                      4,999,727
                                                                                                                   --------------
CERTIFICATES OF DEPOSIT - 4.93%
 10,000,000  DEXIA BANK NY                                                                    5.37      1/18/02         9,999,856
 47,000,000  NATEXIS BANQUE POPULAIRES                                                        2.52     12/21/01        47,000,000
 25,000,000  SOUTHTRUST BANK NA                                                               4.00      8/19/02        25,000,000

TOTAL CERTIFICATES OF DEPOSIT  (COST $81,999,856)                                                                      81,999,856
                                                                                                                   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.16%
  2,616,111  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED
             SERIES 2000 CLASS A-2                                                            6.68     11/27/01         2,616,111

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $2,616,111)                                                             2,616,111
                                                                                                                   --------------
COMMERCIAL PAPER - 65.70%
 25,000,000  AEGON FUNDING**                                                                  3.56#     11/2/01        24,921,556
 21,614,000  AMSTEL FUNDING CORPORATION**                                                     3.62#     10/3/01        21,609,677
 25,000,000  AMSTEL FUNDING CORPORATION**                                                     3.54#    10/16/01        24,963,333
 50,000,000  APRECO INCORPORATED**                                                            2.93#     11/5/01        49,858,056
 27,000,000  ASPEN FUNDING CORPORATION**                                                      3.81#     11/8/01        26,893,125
 25,000,000  ATLANTIS ONE FUNDING**                                                           3.44#    11/27/01        24,865,021
 23,750,000  BETA FINANCE INCORPORATED**                                                      3.47#      3/5/02        23,401,304
 48,760,000  COMPASS SECURITIZATION LLC**                                                     3.52#    10/15/01        48,693,632
 26,189,000  CONCORD MINUTEMAN CAPITAL COMPANY LLC**                                          3.51#     11/2/01        26,107,989
 25,000,000  CREDIT SUISSE FIRST BOSTON                                                       3.98#    11/27/01        24,845,625
 60,000,000  CROWN POINT CAPITAL COMPANY LLC**                                                2.58#    10/24/01        59,901,483
 18,100,000  DORADA FINANCE INCORPORATED**                                                    3.40#      3/6/02        17,833,327
 50,000,000  EUREKA SECURITIZATION INCORPORATED**                                             3.44#     12/7/01        49,682,681
 35,000,000  FAIRWAY FINANCE CORPORATION**                                                    2.65#    12/17/01        34,803,116
 35,000,000  GIRO FUNDING**                                                                   3.68#    10/15/01        34,950,319
 25,000,000  IVORY FUNDING**                                                                  2.52#    10/18/01        24,970,250
 50,000,000  KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED**                                   2.90#     12/6/01        49,736,000
 23,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                            4.65#    12/19/01        22,772,875
 34,500,000  LEXINGTON PARKER CAPITAL COMPANY LLC                                             3.41#      3/1/02        34,015,228
 28,500,000  MOAT FUNDING LLC**                                                               3.42#      2/7/02        28,155,840
 33,085,000  NEPTUNE FUNDING CORPORATION**                                                    2.63#    12/12/01        32,911,635
 24,197,000  NESS LLC**                                                                       3.70#    10/15/01        24,162,466
 35,692,000  NESS LLC**                                                                       3.77#    12/10/01        35,430,358
 25,000,000  NEWPORT FUNDING LLC**                                                            3.49#    11/16/01        24,889,473
 50,000,000  NORDEA GROUP                                                                     3.38#     11/7/01        49,827,334
 58,473,000  REPEAT OFFERING SECURITIZATION ENTITY**                                          3.59#    10/29/01        58,311,095
 25,000,000  STADSHYPOTER                                                                     3.52#    10/15/01        24,965,972
 35,000,000  SURREY FUNDING CORPORATION**                                                     2.58#    10/26/01        34,937,535
 21,474,000  THAMES ASSET GLOBAL SECURITIZATION INCORPORATED**                                3.48#    11/20/01        21,371,104
 25,000,000  TRANSAMERICA ASSET FUNDING**                                                     3.03#    10/26/01        24,947,570
 16,465,000  TRIPLE A ONE FUNDING**                                                           3.56#     10/2/01        16,463,381
 32,000,000  UBS FINANCIAL DELAWARE                                                           4.52#    10/12/01        31,956,782
 10,000,000  UBS FINANCIAL DELAWARE                                                           3.61#    12/17/01         9,924,070

                                       11

                                                                                             INTEREST   MATURITY
PRINCIPAL    SECURITY NAME                                                                     RATE       DATE           VALUE
$50,000,000  WINDMILL FUNDING CORPORATION**                                                   3.54%#    10/4/01    $   49,985,333

TOTAL COMMERCIAL PAPER  (COST $1,093,064,545)                                                                       1,093,064,545
                                                                                                                   --------------

DISCOUNT NOTES - AGENCY - 1.50%
 25,000,000  FEDERAL HOME LOAN MORTGAGE COMPANY                                               2.55#     11/9/01        24,931,209

TOTAL DISCOUNT NOTES - AGENCY  (COST $24,931,209)                                                                      24,931,209
                                                                                                                   --------------

FIXED RATE NOTES - CORPORATE - 4.68%
 10,000,000  BAYER CORPORATION                                                                4.75      3/19/02         9,998,658
 10,600,000  BEAR STEARNS  & COMPANY INCORPORATED                                             6.50       8/1/02        10,843,674
 17,000,000  H J HEINZ COMPANY**                                                              6.82     11/15/01        17,000,000
 10,000,000  MARSHALL & ISLEY CORPORATION                                                     6.75      12/3/01        10,000,000
 30,000,000  MERRILL LYNCH & COMPANY                                                          5.27       2/8/02        29,999,483

TOTAL FIXED RATE NOTES - CORPORATE  (COST $77,841,815)                                                                 77,841,815
                                                                                                                   --------------

FLOATING RATE NOTES - CORPORATE - 13.15%
 24,000,000  BEAR STEARNS & COMPANY INCORPORATED++                                            2.97      6/27/02        24,043,863
 20,000,000  BEAR STEARNS & COMPANY INCORPORATED SERIES B++                                   2.67      3/28/02        20,000,000
 20,000,000  CSFB GUERNSEY INTERNATIONAL++                                                    3.73     10/15/01        19,999,888
 15,000,000  DORADA FINANCE INCORPORATED++**                                                  3.49      4/17/02        15,000,000
 15,000,000  GENERAL ELECTRIC CAPITAL CORPORATION++                                           3.01      9/19/02        15,000,000
 20,000,000  GOLDMAN SACHS GROUP INCORPORATED++                                               3.65     11/26/01        20,004,744
 16,000,000  GOLDMAN SACHS GROUP INCORPORATED++                                               3.66      12/3/01        16,005,592
 25,000,000  GOLDMAN SACHS GROUP INCORPORATED++                                               2.82      3/21/02        25,000,000
 38,700,000  LEHMAN BROTHERS HOLDINGS++                                                       4.14       7/8/02        38,787,648
 25,000,000  NATIONAL RURAL UTILITIES++                                                       3.79      4/17/02        25,000,000

TOTAL FLOATING RATE NOTES - CORPORATE  (COST $218,841,735)                                                            218,841,735
                                                                                                                   --------------

REPURCHASE AGREEMENTS - 3.61%
 50,000,000  BANC AMERICA SECURITIES LLC                                                      3.50      10/1/01        50,000,000
 10,000,000  GOLDMAN SACHS GROUP INCORPORATED
             (102% COLLATERALIZED BY U.S. GOVERNMENT SECURITIES)                              3.50      10/1/01        10,000,000

TOTAL REPURCHASE AGREEMENTS  (COST $60,000,000)                                                                        60,000,000
                                                                                                                   --------------

TIME DEPOSITS - 5.97%
 49,355,743  MERITA BANK GRAND CAYMAN                                                         3.50      10/1/01        49,355,743
 50,000,000  SOCIETE GENERALE MONTREAL BRANCH                                                 3.50      10/1/01        50,000,000

TOTAL TIME DEPOSITS (COST $99,355,743)                                                                                 99,355,743
                                                                                                                   --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,663,650,741)*                         100.00%                                                             $1,663,650,741
OTHER ASSETS AND LIABILITIES, NET                0.00                                                                      23,667
                                               ------                                                              --------------
TOTAL NET ASSETS                               100.00%                                                             $1,663,674,408
                                               ------                                                              --------------

#    YIELD TO MATURITY.
++ THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
** REPRESENTS COMMERCIAL PAPER ISSUED IN RELIANCE ON THE "PRIVATE PLACEMENT" EXEMPTION FROM REGISTRATION AFFORDED BY SECTION 4(2) OF THE SECURITIES ACT OF 1933. RESALE OF THESE ITEMS MUST BE EFFECTED IN A TRANSACTION EXEMPT FROM REGISTRATION UNDER THE SECURITIES ACT OF 1933. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISER BASED ON PROCEDURES. APPROVED BY THE BOARD OF TRUSTEES.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NATIONAL TAX-FREE MONEY MARKET TRUST

                                                                                             INTEREST   MATURITY
PRINCIPAL    SECURITY NAME                                                                     RATE       DATE           VALUE
MUNICIPAL SECURITIES - 100.40%

ALASKA - 0.56%
$ 1,105,000  ALASKA IDA REVENUE PROVIDENCE MEDICAL OFFICE BUILDING++                          2.45%      6/1/10    $    1,105,000
  1,005,000  ANCHORAGE AK GENERAL OBLIGATION SERIES A MBIA INSURED                            5.00      12/1/01         1,006,509

                                                                                                                        2,111,509
                                                                                                                   --------------
ARIZONA - 1.98%
  1,000,000  ARIZONA SCHOOL DISTRICT TAX ANTICIPATION NOTES FINANCING PROGRAM COP
             EDUCATION REVENUE US BANCORP PIPER JAFFRAY LOC                                   3.25      7/31/02         1,005,678
  1,000,000  ARIZONA STATE TRANSPORTATION BOARD EXCISE TAX REVENUE MARICOPA COUNTY REGAL
             AREA SERIES A AMBAC INSURED                                                      5.50       7/1/02         1,020,514
  4,500,000  MARICOPA COUNTY AZ IDA MFHR FLOATS PROJECT++                                     2.58      11/1/32         4,500,000
  1,000,000  MOHAVE COUNTY AZ IDA ENVIROC INCORPORATED PROJECT SERIES A AMBAC INSURED         4.88     12/14/01         1,000,000

                                                                                                                        7,526,192
                                                                                                                   --------------
ARKANSAS - 0.53%
  2,000,000  ARKANSAS STATE DEVELOPMENT FINANCE AUTHORITY SERIES H++                          2.75       1/2/02         2,000,000
                                                                                                                   --------------

CALIFORNIA - 2.25%
  2,000,000  ABAG FINANCIAL AUTHORITY NONPROFIT CORPORATION CA COP SERIES C
             BANQUE NATIONALE PARIS LOC++                                                     2.25      10/1/27         2,000,000
  2,000,000  CALIFORNIA HIGHER EDUCATIONAL LOAN AUTHORITY STUDENT LOAN REVENUE SERIES A STATE
             STREET BANK &TRUST CA LOC++                                                      2.87       6/3/02         2,000,000
  1,100,000  DAVIS CA INDEPENDENT SCHOOL DISTRICT YOLO & SOLANO COUNTIES EDUCATION
             FACILITIES TRAN                                                                  3.00      9/11/02         1,105,382
  3,470,000  IBM TAX EXEMPT GRANTOR TRUST++                                                   2.53       9/1/07         3,470,000

                                                                                                                        8,575,382
                                                                                                                   --------------
COLORADO - 5.45%
  1,800,000  ARAPAHOE COUNTY CO CAPITAL IMPROVEMENTS & TRANSPORTATION HIGHWAY REVENUE
             SERIES 437 MERRILL LYNCH++                                                       2.43      8/31/26         1,800,000
  2,000,000  ARVADA CO++                                                                      2.65      11/1/20         2,000,000
  4,300,000  BOULDER COUNTY CO MFHR CLOVERBASIN VILLAGE APARTMENTS PROJECT CHASE
             BANK OF TEXAS NA++                                                               2.98     12/25/31         4,300,000
  5,165,000  ROARING FORKS CO++                                                               2.58       2/1/05         5,165,000
  2,965,000  ROARING FORKS CO++                                                               2.48       6/1/05         2,965,000
  4,510,000  ROARING FORKS CO++                                                               2.53       9/1/05         4,510,000

                                                                                                                       20,740,000
                                                                                                                   --------------
DELAWARE - 1.32%
  5,000,000  DELAWARE STATE GO SERIES A                                                       4.60       3/1/02         5,026,252
                                                                                                                   --------------
DISTRICT OF COLUMBIA - 0.79%
  3,000,000  DISTRICT OF COLUMIBA HOUSING FINANCE SFHR SERIES C                               3.50      3/25/02         3,000,000
                                                                                                                   --------------
FLORIDA - 3.86%
  1,500,000  BREVARD COUNTY FL HFA HEALTH CARE REVENUE WUESTHOFF MEMORIAL
             PROJECT SERIES B MBIA INSURED                                                    7.20      4/1/02          1,549,710

                                       13

                                                                                             INTEREST   MATURITY
PRINCIPAL    SECURITY NAME                                                                     RATE       DATE           VALUE

$ 2,000,000  DADE COUNTY FL SALES TAX REVENUE                                                 6.00%     10/1/02    $    2,075,349
  5,880,000  FLORIDA RURAL UTILITY FINANCE COMMISSION UTILITY REVENUE PUBLIC PROJECTS
             CONSTRUCTION PROJECT                                                             3.50      8/15/02         5,925,317
  2,700,000  FLORIDA STATE BOARD OF EDUCATION CAPITAL OUTLAY EDUCATIONAL FACILITIES
             RV SERIES 137++                                                                  2.35      12/1/08         2,700,000
  1,000,000  FLORIDA STATE BOARD OF EDUCATION GO SERIES C CITIBANK NA LOC                     6.50       6/1/02         1,034,601
  1,395,000  HILLSBOROUGH COUNTY FL HOUSING FINANCE AUTHORITY SFHR GNMA/FNMA INSURED++        2.55      4/15/02         1,395,000

                                                                                                                       14,679,977
                                                                                                                   --------------
ILLINOIS - 15.47%
  2,700,000  CHICAGO IL GO HARRIS TRUST & SAVINGS LOC                                         4.38      10/4/01         2,699,989
  2,660,000  CHICAGO IL GO SERIES 484 FGIG INSURED++                                          2.36       1/1/09         2,660,000
  2,520,000  CHICAGO IL GO SERIES 526 FGIC INSURED++                                          2.36       1/1/29         2,520,000
  6,000,000  CHICAGO IL SFMR PT 290 COLLATERALIZED BY GNMA FNMA FHLMC++                       2.43       9/1/29         6,000,000
  3,040,000  ELGIN IL INDUSTRIAL DEVELOPMENT REVENUE NELSON GRAPHIC INCORPORATED PROJECT
             LASALLE BANK NA INSURED++                                                        2.33       5/1/20         3,040,000
    500,000  ELMHURST IL INDUSTRIAL DEVELOPMENT REVENUE JOHN SAKASH COMPANY INCORPORATED
             PROJECT LASALLE BANK NA LOC++                                                    2.33       2/1/25           500,000
  5,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY EDUCATION FACILITIES REVENUE MCCORMICK
             THEOLOGICAL PROJECT SERIES A LASALLE BANK NA LOC++                               2.35       6/1/19         5,000,000
  1,690,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY HEALTH CARE REVENUE UHLICH CHILDRENS
             HOME PROJECT AMERICAN NATIONAL BANK & TRUST++                                    2.30       6/1/15         1,690,000
  1,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE SERIES A BANK ONE TRUST LOC++     2.30       5/1/31         1,000,000
  3,000,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY EDUCATION REVENUE SERIES A3 HARRIS
             TRUST & SAVINGS LOC                                                              2.75     10/18/01         3,000,000
  1,300,000  ILLINOIS HEALTH FACILITIES AUTHORITY HEALTH CARE REVENUE PALOS COMMUNITY
             HOSPITAL PROJECT SERIES B BANK ONE TRUST COMPANY LOC++                           2.30      12/1/15         1,300,000
 10,000,000  ILLINOIS HEALTH FACILITIES AUTHORITY HEALTH CARE REVENUE ELMHURST MEMORIAL
             HOSPITAL PROJECT SERIES B NORTHERN TRUST COMPANY LOC++                           2.80       1/1/20        10,000,000
  5,400,000  ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE MEMORIAL MEDICAL CENTER SERIES C
             KREDIETBANK NV LOC++                                                             2.30       1/1/16         5,400,000
  3,600,000  ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE NORTHWESTERN MEMORIAL HOSPITAL
             PROJECT++                                                                        2.70      8/15/25         3,600,000
  1,500,000  ILLINOIS STATE SALES TAX REVENUE SERIES SG9++                                    2.38      6/15/19         1,500,000
  2,700,000  ILLINOIS STATE TOLL HIGHWAY AUTHORITY REVENUE SERIES B FSA INSURED++             2.30       1/1/17         2,700,000
  6,235,000  WILL COUNTY IL SCHOOL DISTRICT #122 SERIES  II-R-114 GO POLITICAL
             SUBDIVISIONS FGIC INSURED++                                                      2.21      11/1/20         6,235,000

                                                                                                                       58,844,989
                                                                                                                   --------------
INDIANA - 2.44%
  1,000,000  INDIANA TRANSPORTATION FINANCIAL AUTHORITY HIGHWAY REVENUE SERIES A              6.80      12/1/01         1,027,224
  1,230,000  INDIANAPOLIS IN ECONOMIC DEVELOPMENT REVENUE VISITING NURSE SERVICE FOUNDATION
             FIRST OF AMERICA BANK LOC++                                                      2.35       3/1/13         1,230,000
  5,000,000  RICHMOND IN HOSPITAL AUTHORITY HEALTH CARE REVENUE REID HOSPITAL & HEALTH
             CARE PROJECTS STAR BANK NA LOC++                                                 4.35       1/2/02         5,013,908
  2,000,000  ST JOSEPH COUNTY IN INDEPENDENT HOSPITAL HEALTH CARE FACILITIES REVENUE HOLY
             CROSS HEALTH SYSTEMS MBIA INSURED                                                7.00      12/1/01         2,027,860

                                                                                                                        9,298,992
                                                                                                                   --------------

                                       14

                                                                                             INTEREST   MATURITY
PRINCIPAL    SECURITY NAME                                                                     RATE       DATE           VALUE
IOWA - 1.50%
$ 1,000,000  IOWA FINANCE AUTHORITY HEALTH CARE REVENUE BURLINGTON MEDICAL CENTER
             PROJECT FSA INSURED++                                                            2.80%      6/1/27    $    1,000,000
  2,000,000  IOWA FINANCE AUTHORITY HEALTH CARE REVENUE TRINITY REGIONAL HOSPITAL PROJECT
             NORWEST BANK IOWA NA LOC PREREFUNDED 7/1/02 @ 102                                7.00       7/1/02         2,100,060
    200,000  IOWA HIGHER EDUCATION LOAN AUTHORITY++                                           2.85      10/1/25           200,000
  1,000,000  IOWA HIGHER EDUCATION LOAN AUTHORITY                                             3.75      5/23/02         1,004,666
  1,400,000  IOWA HIGHER EDUCATION LOAN AUTHORITY REVENUE SERIES M                            3.75      5/23/02         1,406,091

                                                                                                                        5,710,817
                                                                                                                   --------------
KENTUCKY - 0.26%
  1,000,000  KENTUCKY RURAL WATER FINANCE CORPORATION GO PUBLIC PROJECTS INSURED              5.00       2/1/02         1,006,397
                                                                                                                   --------------
LOUISIANA - 0.65%
  1,955,000  JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY PT229++                              3.48       2/7/02         1,955,000
    500,000  LOUISIANA PUBLIC FACILITIES AUTHORITY HOSPITAL REVENUE WILLIS-KNIGHTON MEDICAL
             CENTER PROJECT AMBAC INSURED++                                                   2.30       9/1/27           500,000

                                                                                                                        2,455,000
                                                                                                                   --------------
MARYLAND - 0.91%
  1,500,000  HOWARD COUNTY MD MFHR SHERWOOD CROSSING LIMITED PROJECT GUARDIAN
             SAVINGS & LOAN LOC                                                               3.00       6/1/02         1,500,000
  1,960,000  MARYLAND STATE HEALTH & HIGHER EDUCATION FACILITIES AUTHORITY REVENUE CATHOLIC
             HEALTH SERIES B MORGAN GUARANTY TRUST LOC++                                      2.35      12/1/15         1,960,000

                                                                                                                        3,460,000
                                                                                                                   --------------
MASSACHUSETTS - 0.53%
  1,000,000  MASSACHUSETTS STATE GO SERIES II R 101 FSA INSURED++                             2.55      12/1/14         1,000,000
  1,000,000  PITTSFIELD MA BOND ANTICIPATORY NOTES GO                                         5.00     10/12/01         1,000,165

                                                                                                                        2,000,165
                                                                                                                   --------------
MICHIGAN - 2.84%
  5,800,000  MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION INDUSTRIAL DEVELOPMENT REVENUE
             CONSUMERS WATER COMPANY PROJECT SERIES A AMBAC INSURED++                         2.70      6/15/10         5,800,000
  5,000,000  NORTHERN MICHIGAN UNIVERSITY REVENUE FGIC-SPI INSURED++                          2.80       6/1/31         5,000,000

                                                                                                                       10,800,000
                                                                                                                   --------------
MINNESOTA - 17.00%
  7,980,000  ARDEN HILLS MN HOUSING & HEALTHCARE FACILITIES RV SERIES A US BANK LOC++         2.85       9/1/29         7,980,000
    545,000  BURNSVILLE MN MFHR BERKSHIRE PROJECT SERIES A US BANK TRUST NA LOC++             2.25      7/15/30           545,000
  2,150,000  CANBY MN INDUSTRIAL DEVELOPMENT REVENUE VAR-KEYSTONE BUILDING SYSTEMS PROJECT++  2.95      12/1/20         2,150,000
    300,000  COHASSET MN POWER REVENUE MINNESOTA POWER & LIGHT COMPANY PROJECT SERIES B
             ABN AMRO BANK NV LOC++                                                           2.75       6/1/13           300,000
  2,390,000  COHASSET MN POWER REVENUE MINNESOTA POWER & LIGHT COMPANY PROJECT SERIES A
             ABN AMRO BANK NV LOC++                                                           2.75       6/1/20         2,390,000
  2,100,000  DAKOTA COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY REVENUE PT484
             COLLATERALIZED BY FHLMC++                                                        4.25      12/6/01         2,100,000
  1,000,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE FACILITIES REVENUE MILLER
             DWAN MEDICAL CENTER PROJECT DEXIA CREDIT LOCAL DE FRANCE LOC++                   2.75       6/1/19         1,000,000
  4,600,000  EAGAN MN MFHR PT 1221 PROJECT++                                                  2.55      12/1/29         4,600,000

                                       15


                                                                                             INTEREST   MATURITY
PRINCIPAL    SECURITY NAME                                                                     RATE       DATE           VALUE
$ 1,300,000  GOLDEN VALLEY MN IDA HEALTH CARE REVENUE UNICARE HOMES PROJECT
             BANK OF NEW YORK LOC++                                                           2.35%      9/1/14    $    1,300,000
  1,900,000  MAYO FOUNDATION MN HEALTH CARE FACILITIES REVENUE                                2.30      11/7/01         1,900,000
  1,900,000  MAYO FOUNDATION MN HEALTH CARE FACILITIES REVENUE                                2.30      11/8/01         1,900,000
  1,900,000  MAYO FOUNDATION MN HEALTH CARE FACILITIES REVENUE                                2.20     12/10/01         1,900,000
  1,900,000  MAYO FOUNDATION MN HEALTH CARE FACILITIES REVENUE                                2.20     12/11/01         1,900,000
  2,475,000  METROPOLITAN COUNCIL MN SERIES A                                                 5.00       2/1/02         2,492,327
    550,000  MINNEAPOLIS MN PA 711 PROJECT++                                                  2.38       3/1/10           550,000
    250,000  MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A US BANK NA LOC++           2.85      10/1/21           250,000
  5,125,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD INDUSTRIAL DEVELOPMENT
             REVENUE SERIES I MBIA INSURED++                                                  2.38     11/15/26         5,125,000
  1,000,000  MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR SERIES PA 868 MERRILL LYNCH
             CAPITAL SERVICES LOC++                                                           2.38       3/1/04         1,000,000
  1,900,000  MINNESOTA SCHOOL DISTRICT TAX & AID ANTICIPATION BORROWING PROGRAM COP SERIES A  4.00      2/12/02         1,904,590
  2,500,000  MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION BORROWING PROGRAM CERTIFICATES
             AID ANTICIPATION CERTIFICATES INDEBTURE SERIES A COP SCHOOL DISTRICT
             CREDIT PROGRAM LOC                                                               3.25      8/27/02         2,513,179
  2,975,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE OLAF COLLEGE
             PROJECT SERIES 5H HARRIS TRUST & SAVINGS BANK LOC++                              2.75      10/1/30         2,975,000
  4,025,000  MONTROSE MN INDUSTRIAL DEVELOPMENT REVENUE US BANK NA LOC++                      2.95       5/1/26         4,025,000
  1,730,000  NEW BRIGHTON MN INDUSTRIAL DEVELOPMENT REVENUE UNICARE HOMES INCORPORATED
             PROJECT US BANK TRUST NA LOC++                                                   2.35      12/1/14         1,730,000
  3,040,000  ROBBINSDALE MN INDUSTRIAL DEVELOPMENT REVENUE UNICARE HOMES INCORPORATED
             PROJECT BANK OF AMERICA NA LOC++                                                 2.35      10/1/14         3,040,000
    100,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HOUSING REVENUE GOODWILL/EASTER
             SEALS PROJECT FIRSTAR BANK LOC++                                                 2.40       8/1/25           100,000
    315,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY MFHR IRIS PARK PLACE PROJECT US
             BANK TRUST NA LOC++                                                              2.30       8/1/13           315,000
  3,730,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY WATER REVENUE DEXIA CREDIT
             LOCAL FRANCE LOC REMARKETED 1/3/94++                                             2.20      12/1/12         3,730,000
  1,770,000  ST PAUL MN PORT AUTHORITY TRANSPORTATION REVENUE SERIES M DEXIA BANK LOC++       2.85       3/1/21         1,770,000
    600,000  STILLWATER MN PRIVATE SCHOOL FACILITIES EDUCATION FACILITIES REVENUE CATHOLIC
             FINANCE CORPORATION PROJECT FIRSTAR BANK LOC++                                   2.40      12/1/22           600,000
  1,000,000  UNIVERSITY OF MINNESOTA ROC-II-R-29++                                            2.38       7/1/21         1,000,000
  1,585,000  WADENA MN INDUSTRIAL DEVELOPMENT REVENUE HOMECREST INDUSTRIES INCORPORATED
             PROJECT US BANK NA LOC++                                                         2.55       8/1/19         1,585,000

                                                                                                                       64,670,096
                                                                                                                   --------------
MISSISSIPPI - 0.72%
  1,050,000  MISSISSIPPI HOME CORPORATION SINGLE FAMILY HOUSING REVENUE PT146++               2.43      11/1/29         1,050,000
  1,700,000  MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY REVENUE NORTH MISSISSIPPI
             HEALTH SERVICES SERIES 1 WESTDEUTSCHE LANDESBANK LOC++                           2.40      5/15/30         1,700,000

                                                                                                                        2,750,000
                                                                                                                   --------------
MONTANA - 0.53%
  2,000,000  MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL FINANCE CONSTRUCTION INTERCAP
             PROGRAM REVENUE++                                                                3.50       3/1/02         2,000,000
                                                                                                                   --------------
NEW HAMPSHIRE - 0.50%
  1,905,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY REVENUE                    4.00       5/2/02         1,912,523
                                                                                                                   --------------

                                       16

                                                                                             INTEREST   MATURITY
PRINCIPAL    SECURITY NAME                                                                     RATE       DATE           VALUE
NEW YORK - 0.45%
$ 1,720,000  IBM TAX EXEMPT GRANTOR TRUST OTHER REVENUE IBM PROJECT SERIES 1999-C++           2.53%     3/14/06    $    1,720,000
                                                                                                                   --------------
OHIO - 3.26%
  1,400,000  CUYAHOGA COUNTY OH HOSPITAL REVENUE SERIES D++                                   2.25      1/15/29         1,400,000
 11,000,000  HAMILTON COUNTY OH HOSPITAL FACILITIES REVENUE++                                 2.55      7/15/29        11,000,000

                                                                                                                       12,400,000
                                                                                                                   --------------
OREGON - 0.37%
  1,400,000  OREGON STATE DEPARTMENT ADMINISTRATIVE SERVICES COP SERIES B AMBAC INSURED       5.00      11/1/01         1,402,480
                                                                                                                   --------------
OTHER - 8.15%
  3,742,258  ABN AMRO LEASETOPS 2000-1 LEASETOPS CERTIFICATES ABN AMRO BANK NV LOC++          3.40      10/3/01         3,742,258
  1,500,000  CHARTER MAC FLOATER CERTIFICATE TRUST NATIONAL SERIES 2++                        2.58     5/1/2043         1,500,000
 12,430,000  MBIA CAPITAL CORPORATION++                                                       2.48       1/6/05        12,430,000
  3,420,000  MBIA CAPITAL CORPORATION++                                                       2.48      1/14/16         3,420,000
  8,511,906  PITNEY BOWES CREDIT CORPORATION LEASETOPS TRUST SERIES 1999-2 AMBAC INSURED++    2.50      3/16/05         8,511,906
  1,395,000  PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS SERIES PPT-4 AMBAC INSURED++        2.95     10/11/30         1,395,000

                                                                                                                       30,999,164
                                                                                                                   --------------
PENNSYLVANIA - 4.10%
 11,000,000  EMMAUS PA GENERAL AUTHORITY REVENUE REMARKETED 5/1/2000 KBC BANK NV LOC++        2.35       3/1/24        11,000,000
  4,600,000  PHILADELPHIA PA AIRPORT REVENUE SERIES 118 FGIC INSURED++                        2.38      6/15/22         4,600,000

                                                                                                                       15,600,000
                                                                                                                   --------------
SOUTH DAKOTA - 1.29%
  4,900,000  LAWRENCE COUNTY SD SOLID WASTE DISPOSAL REVENUE HOMESTAKE MINING SERIES A CHASE
             MANHATTAN BANK LOC++                                                             2.85       7/1/32         4,900,000
                                                                                                                   --------------
TENNESSEE - 1.14%
    835,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY FACILITIES REVENUE MURFREESBORO PROJECT
             BANK OF AMERICA NA LOC++                                                         2.30       7/1/11           835,000
  1,400,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY FACILITIES REVENUE TENNESSEE MUNICIPAL
             BOND FUNDING PROJECT BANK OF AMERICA NA LOC++                                    2.30       6/1/29         1,400,000
  1,100,000  MEMPHIS TN GO SERIES A WESTDEUTCHE LANDESBANK LOC++                              2.30       8/1/04         1,100,000
  1,015,000  PORTLAND TN HEALTH & EDUCATIONAL FACILITIES BOARD HOSPITAL REVENUE SERIES 322
             FSA INSURED++                                                                    2.48     11/15/14         1,015,000

                                                                                                                        4,350,000
                                                                                                                   --------------
TEXAS - 5.49%
  7,900,000  AUSTIN TX UTILITIES SYSTEM REVENUE SERIES G++                                    2.38     11/15/11         7,900,000
  2,200,000  HARRIS COUNTY TX HOUSING FINANCE CORPORATION ARBOR II LIMITED PROJECT            4.40      10/1/01         2,200,000
    645,000  HARRIS COUNTY TX HOUSING FINANCE REVENUE FLOATER CTFS PROJECT SERIES 357
             MBIA INSURED++                                                                   2.38       7/1/21           645,000
  1,100,000  HOUSTON TX HIGHER EDUCATION FINANCE EDUCATION FACILITIES REVENUE SERIES SG139++  2.38     11/15/29         1,100,000
  4,200,000  TEXAS STATE DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS MFHR++                     2.58      12/1/39         4,200,000
  4,800,000  TEXAS STATE GO TRAN SERIES A L32                                                 3.75      8/29/02         4,854,003

                                                                                                                       20,899,003
                                                                                                                   --------------

                                       17

                                                                                             INTEREST   MATURITY
PRINCIPAL    SECURITY NAME                                                                     RATE       DATE           VALUE
UTAH - 0.95%
$ 1,100,000  SALT LAKE CITY UT HEALTH CARE REVENUE SERIES A WESTDEUTSCHE LANDESBANK LOC
             REMARKETED 2/13/96++                                                             2.15%      1/1/20    $    1,100,000
  2,500,000  UTAH STATE GO SERIES C TORONTO DOMINION BANK LOC++                               2.20       7/1/16         2,500,000

                                                                                                                        3,600,000
                                                                                                                   --------------
VIRGINIA - 2.38%
  2,400,000  DINWIDDIE COUNTY VA IDA EXEMPT FACILITIES REVENUE CHAPARRAL STEEL VA PROJECT
             SERIES A BANK OF AMERICA NA LOC++                                                2.85       8/1/29         2,400,000
  2,400,000  HAMPTON VA REDEVELOPMENT & HOUSING AUTHORITY MFHR AVALON POINTE PROJECT
             COLLATERALIZED BY FNMA++                                                         2.25      6/15/26         2,400,000
  2,700,000  LOUDOUN COUNTY VA IDA HEALTH CARE REVENUE, FALCONS LANDING PROJECT BANK OF
             SCOTLAND LOC++                                                                   2.35      11/1/28         2,700,000
  1,500,000  PENINSULA PORTS AUTHORITY VA HEALTH CARE REVENUE RIVERSIDE HEALTH SYSTEM PROJECT
             SERIES A PREREFUNDED 7/1/02 @102                                                 6.25       7/1/02         1,551,626

                                                                                                                        9,051,626
                                                                                                                   --------------
WASHINGTON - 5.32%
  1,500,000  CITY OF TACOMA WA++                                                              2.85     11/13/01         1,500,000
  1,540,000  KING COUNTY WA ECONOMIC ENTERPRISE CORPORATION INDUSTRIAL DEVELOPMENT REVENUE
             PUGET SOUND BLOOD CENTER PROJECT US BANK TRUST NA LOC++                          2.30       4/1/23         1,540,000
  5,405,000  KING COUNTY WA WATER & SEWER REVENUE GO                                          5.25       1/1/02         5,433,492
  3,000,000  PORT ANACORTES WA                                                                2.45      10/3/01         3,000,000
    600,000  WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY REVENUE INDUSTRIAL LYN
             TRON PROJECT SERIES A++                                                          2.50      10/1/22           600,000
  3,475,000  WASHINGTON STATE HEALTH AND EDUCATION FINANCE AUTHORITY REVENUE MILL POINTE
             APARTMENTS PROJECT SERIES A US BANK TRUST NA LOC++                               2.85       1/1/30         3,475,000
  2,700,000  WASHINGTON STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE SEATTLE PACIFIC
             UNIVERSITY PROJECT SERIES B BANK OF AMERICA NA LOC++                             2.30      10/1/30         2,700,000
    990,000  WASHINGTON STATE HOUSING FINANCE COMMISSION MFHR CANYON LAKES II PROJECT
             PACIFIC NORTHWEST BANK LOC++                                                     2.30      10/1/19           990,000
  1,000,000  YAKIMA COUNTY WA PUBLIC CORRECTIONS REVENUE VALLEY PROCESSING PROJECT BANK OF
             AMERICA LOC++                                                                    2.40       2/1/15         1,000,000

                                                                                                                       20,238,492
                                                                                                                   --------------
WISCONSIN - 7.42%
  1,700,000  CARLTON WI PCR WISCONSIN POWER & LIGHT COMPANY PROJECT++                         2.65       8/1/15         1,700,000
  3,000,000  KENOSHA WI UNION SCHOOL DISTRICT #001 TAX & REVENUE ANTICIPATION PROMISSORY NOTES2.70      10/4/02         3,014,610
  6,000,000  MILWAUKEE WI REDEVELOPMENT AUTHORITY MFHR BLATZ APARTMENTS PROJECT SERIES A
             US BANK NA LOC++                                                                 2.25      12/1/30         6,000,000
  1,100,000  ONEIDA TRIBE OF INDIANS WI HEALTH CARE REVENUE BANK OF AMERICA NA LOC++          2.30       7/1/16         1,100,000
  2,000,000  SAUK COUNTY WI BOND ANTICIPATION NOTES                                           2.85       3/1/02         2,002,883
  2,200,000  WISCONSIN SCHOOL DISTRICTS CASH FLOW MANAGEMENT PROGRAM SERIES B1                4.63      11/1/01         2,200,000
  2,710,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE NOVUS HEALTH
             GROUP SERIES B MBIA INSURED                                                      6.75     12/15/01         2,785,853
  3,900,000  WISCONSIN STATE HEALTH AND EDUCATION FINANCE AUTHORITY HEALTH CARE REVENUE
             PROHEALTH INCORPORATED PROJECT SERIES B AMBAC INSURED++                          2.80      8/15/30         3,900,000
  2,800,000  WISCONSIN STATE HEALTH AND EDUCATION FINANCE AUTHORITY HEALTH CARE REVENUE
             GUNDERSEN LUTHERAN PROJECT SERIES A FSA INSURED++                                2.80      12/1/15         2,800,000

                                       18

                                                                                             INTEREST   MATURITY
PRINCIPAL    SECURITY NAME                                                                     RATE       DATE           VALUE

$ 2,700,000  WISCONSIN STATE SCHOOL DISTRICTS CASH FLOW MANAGEMENT PROGRAM COP SERIES A-1
             US BANK NA LOC                                                                   3.25%     9/25/02    $    2,718,252

                                                                                                                       28,221,598
                                                                                                                   --------------

TOTAL MUNICIPAL SECURITIES (COST $381,950,654)                                                                        381,950,654
                                                                                                                   --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $381,950,654)*                           100.40%                                                             $  381,950,654
OTHER ASSETS AND LIABILITIES, NET               (0.40)                                                                 (1,517,107)
                                               ------                                                              --------------
TOTAL NET ASSETS                               100.00%                                                             $  380,433,547
                                               ------                                                              --------------


++ THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH
   REDUCES THE REMAINING MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2001 (UNAUDITED)

                                                                   CALIFORNIA                     MONEY               NATIONAL
                                                                     TAX-FREE                    MARKET         TAX-FREE MONEY
                                                           MONEY MARKET TRUST                     TRUST           MARKET TRUST
------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
    IN SECURITIES, AT AMORTIZED COST                             $627,153,967            $1,603,650,741           $381,950,654
   REPURCHASE AGREEMENTS, AT COST                                           0                60,000,000                      0
   CASH                                                               168,172                   130,187                300,462
   RECEIVABLE FOR INTEREST AND OTHER RECEIVABLES                    3,252,838                 4,929,147              2,122,292
   RECEIVABLE FOR INVESTMENTS SOLD                                 11,789,210                         0                      0
   PREPAID EXPENSES AND OTHER ASSETS                                      617                     2,271                  1,797
                                                                 ------------            --------------           ------------
TOTAL ASSETS                                                      642,364,804             1,668,712,346            384,375,205
                                                                 ------------            --------------           ------------
LIABILITIES
   DIVIDENDS PAYABLE                                                1,074,744                 4,428,883                662,532
   PAYABLE FOR INVESTMENT PURCHASED                                26,547,569                         0              3,014,610
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                        60,544                   162,648                 34,585
   PAYABLE TO OTHER RELATED PARTIES                                    60,961                   308,585                 35,843
   ACCRUED EXPENSES AND OTHER LIABILITIES                             316,577                   137,822                194,088
                                                                 ------------            --------------           ------------
TOTAL LIABILITIES                                                  28,060,395                 5,037,938              3,941,658
                                                                 ------------            --------------           ------------
TOTAL NET ASSETS                                                 $614,304,409            $1,663,674,408           $380,433,547
                                                                 ------------            --------------           ------------
NET ASSETS CONSIST OF:

   PAID-IN CAPITAL                                               $614,357,131            $1,663,744,298           $380,447,449
   UNDISTRIBUTED NET INVESTMENT INCOME                                      0                         0                   $185
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS              (52,722)                  (69,890)               (14,087)
                                                                 ------------            --------------           ------------
TOTAL NET ASSETS                                                 $614,304,409            $1,663,674,408           $380,433,547
                                                                 ------------            --------------           ------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

   NET ASSETS                                                    $614,304,409            $1,663,674,408           $380,433,547
   SHARES OUTSTANDING                                             614,357,131             1,663,821,057            380,447,429
   NET ASSET VALUE AND OFFERING PRICE PER SHARE                  $       1.00            $         1.00           $       1.00

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30, 2001 (UNAUDITED)

                                                                   CALIFORNIA                     MONEY               NATIONAL
                                                                     TAX-FREE                    MARKET         TAX-FREE MONEY
                                                           MONEY MARKET TRUST                     TRUST           MARKET TRUST
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
   INTEREST                                                        $8,916,276               $30,101,625             $5,369,593
                                                                 ------------            --------------           ------------
TOTAL INVESTMENT INCOME                                             8,916,276                30,101,625              5,369,593
                                                                 ------------            --------------           ------------
EXPENSES
   ADMINISTRATION FEES                                                488,351                 1,040,881                270,190
   CUSTODY                                                             65,113                   138,784                 36,025
   PORTFOLIO ACCOUNTING FEES                                           43,645                    44,343                 28,805
   TRANSFER AGENT                                                     164,074                   488,431                 58,512
   LEGAL AND AUDIT FEES                                                 8,060                    13,942                  7,634
   REGISTRATION FEES                                                    1,467                     2,656                    359
   DIRECTORS' FEES                                                      2,664                     2,664                  2,664
   SHAREHOLDER REPORTS                                                    339                     1,003                     38
                                                                 ------------            --------------           ------------
TOTAL EXPENSES                                                        773,713                 1,732,704                404,227

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                               (125,984)                 (351,592)               (45,865)
   NET EXPENSES                                                       647,729                 1,381,112                358,362
                                                                 ------------            --------------           ------------
NET INVESTMENT INCOME (LOSS)                                        8,268,547                28,720,513              5,011,231
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                              27,571                     6,907                     50
                                                                 ------------            --------------           ------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                                      $8,296,118               $28,727,420             $5,011,281
                                                                 ------------            --------------           ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 CALIFORNIA TAX-FREE
                                                                                                  MONEY MARKET TRUST
                                                                                        --------------------------------------
                                                                                               (UNAUDITED)         (UNAUDITED)
                                                                                                   FOR THE             FOR THE
                                                                                          SIX MONTHS ENDED          YEAR ENDED
                                                                                        SEPTEMBER 30, 2001      MARCH 31, 2001
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                    $   590,285,737    $    540,703,685
OPERATIONS:
   NET INVESTMENT INCOME                                                                         8,268,547          19,187,159
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                                                  27,571              (6,338)
                                                                                           ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  8,296,118          19,180,821
                                                                                           ---------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME                                                                        (8,268,547)        (19,187,159)
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD                                                                 1,144,985,784       5,116,630,405
   REINVESTMENT OF DIVIDENDS                                                                       308,716             991,733
   COST OF SHARES REDEEMED                                                                  (1,121,303,399)     (5,068,033,748)
                                                                                           ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS                 23,991,101          49,588,390
                                                                                           ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS                                                           24,018,672          49,582,052
                                                                                           ---------------    ----------------
NET ASSETS:

ENDING NET ASSETS                                                                          $   614,304,409    $    590,285,737
                                                                                           ---------------    ----------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                     1,144,985,784       5,116,630,405
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                            308,716             991,733
   SHARES REDEEMED - CLASS A                                                                (1,121,303,399)     (5,068,033,748)
   CONVERSION - CLASS A                                                                                  -                   -
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                      23,991,101          49,588,390
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                      $             0    $              0
                                                                                           ---------------    ----------------

                                       22

                                                                                                  MONEY MARKET TRUST
                                                                                        --------------------------------------
                                                                                               (UNAUDITED)
                                                                                                   FOR THE             FOR THE
                                                                                          SIX MONTHS ENDED          YEAR ENDED
                                                                                        SEPTEMBER 30, 2001      MARCH 31, 2001
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                    $ 1,161,092,158    $    713,277,955
OPERATIONS:
   NET INVESTMENT INCOME                                                                        28,720,513          52,334,573
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                                                   6,907             (62,097)
                                                                                           ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 28,727,420          52,272,476
                                                                                           ---------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME                                                                       (28,720,513)        (52,334,573)
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD                                                                 2,928,901,056       5,301,281,332
   REINVESTMENT OF DIVIDENDS                                                                            51                 153
   COST OF SHARES REDEEMED                                                                  (2,426,325,764)     (4,853,405,185)
                                                                                           ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS                502,575,343         447,876,300
                                                                                           ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS                                                          502,582,250         447,814,203
                                                                                           ---------------    ----------------
NET ASSETS:

ENDING NET ASSETS                                                                          $ 1,663,674,408       1,161,092,158
                                                                                           ---------------    ----------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                     2,928,901,056       5,301,281,332
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                                 50                 153
   SHARES REDEEMED - CLASS A                                                                (2,426,325,764)     (4,853,405,185)
   CONVERSION - CLASS A                                                                                  -                   -
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                     502,575,342         447,876,300
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                                    0    $              0
                                                                                           ---------------    ----------------

                                                                                                   NATIONAL TAX-FREE
                                                                                                  MONEY MARKET TRUST
                                                                                        --------------------------------------
                                                                                               (UNAUDITED)
                                                                                                   FOR THE             FOR THE
                                                                                          SIX MONTHS ENDED          YEAR ENDED
                                                                                        SEPTEMBER 30, 2001      MARCH 31, 2001
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                    $   339,791,393    $    269,943,349
OPERATIONS:
   NET INVESTMENT INCOME                                                                         5,011,231          13,185,852
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                                                      50             (14,137)
                                                                                           ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  5,011,281          13,171,715
                                                                                           ---------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME                                                                        (5,011,231)        (13,185,852)
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD                                                                   798,660,891       2,220,486,989
   REINVESTMENT OF DIVIDENDS                                                                         1,297                 486
   COST OF SHARES REDEEMED                                                                    (758,020,084)     (2,150,625,294)
                                                                                           ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS                 40,642,104          69,862,181
                                                                                           ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS                                                           40,642,154          69,848,044
                                                                                           ---------------    ----------------
NET ASSETS:

ENDING NET ASSETS                                                                          $   380,433,547         339,791,393
                                                                                           ---------------    ----------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                       798,660,891       2,220,486,989
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                              1,276                 486
   SHARES REDEEMED - CLASS A                                                                  (758,020,084)     (2,150,625,294)
   CONVERSION - CLASS A                                                                                  -                   -
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                      40,642,083          69,862,181
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                      $           185    $            185
                                                                                           ---------------    ----------------

SHARES ISSUED AND REDEEMED AT CONSTANT $1.00 NAV
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL
STATEMENTS.

                                                            FINANCIAL HIGHLIGHTS

                                                               BEGINNING                  DIVIDENDS         ENDING
                                                               NET ASSET          NET      FROM NET      NET ASSET
                                                               VALUE PER   INVESTMENT    INVESTMENT      VALUE PER
                                                                   SHARE       INCOME        INCOME          SHARE
CALIFORNIA TAX-FREE MONEY MARKET TRUST

APRIL 1, 2001 TO SEPTEMBER 30, 2001 (UNAUDITED)                    $1.00         0.01         (0.01)         $1.00
APRIL 1, 2000 TO MARCH 31, 2001                                    $1.00         0.03         (0.03)         $1.00
APRIL 1, 1999 TO MARCH 31, 2000                                    $1.00         0.03         (0.03)         $1.00
APRIL 1, 1998 TO MARCH 31, 1999                                    $1.00         0.03         (0.03)         $1.00
MAY 5, 1997(2) TO MARCH 31, 1998                                   $1.00         0.03         (0.03)         $1.00

MONEY MARKET TRUST (3)

APRIL 1, 2001 TO SEPTEMBER 30, 2001 (UNAUDITED)                    $1.00         0.02         (0.02)         $1.00
APRIL 1, 2000 TO MARCH 31, 2001                                    $1.00         0.06         (0.06)         $1.00
APRIL 1, 1999 TO MARCH 31, 2000                                    $1.00         0.05         (0.05)         $1.00
APRIL 1, 1998 TO MARCH 31, 1999                                    $1.00         0.05         (0.05)         $1.00
APRIL 1, 1997 TO MARCH 31, 1998                                    $1.00         0.05         (0.05)         $1.00
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                               $1.00         0.03         (0.03)         $1.00
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996                              $1.00         0.05         (0.05)         $1.00

NATIONAL TAX-FREE MONEY MARKET TRUST

APRIL 1, 2001 TO SEPTEMBER 30, 2001 (UNAUDITED)                    $1.00         0.01         (0.01)         $1.00
APRIL 1, 2000 TO MARCH 31, 2001                                    $1.00         0.04         (0.04)         $1.00
APRIL 1, 1999 TO MARCH 31, 2000                                    $1.00         0.03         (0.03)         $1.00
APRIL 1, 1998 TO MARCH 31, 1999                                    $1.00         0.03         (0.03)         $1.00
NOVEMBER 10, 1997(2) TO MARCH 31, 1998                             $1.00         0.01         (0.01)         $1.00

                                       24

                                                          RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                          ----------------------------------------
                                                                                                                  NET ASSETS AT
                                                          NET INVESTMENT           NET         GROSS      TOTAL   END OF PERIOD
                                                                  INCOME      EXPENSES   EXPENSES(1)     RETURN  (000'S OMITTED)

CALIFORNIA TAX-FREE MONEY MARKET TRUST
APRIL 1, 2001 TO SEPTEMBER 30, 2001 (UNAUDITED)                     2.54%        0.20%         0.24%      1.29%      $  614,304
APRIL 1, 2000 TO MARCH 31, 2001                                     3.33%        0.20%         0.23%      3.41%      $  590,286
APRIL 1, 1999 TO MARCH 31, 2000                                     2.89%        0.20%         0.67%      2.93%      $  540,704
APRIL 1, 1998 TO MARCH 31, 1999                                     2.91%        0.20%         0.91%      2.93%      $  549,289
MAY 5, 1997(2) TO MARCH 31, 1998                                    3.18%        0.20%         0.85%      2.94%      $  636,441
MONEY MARKET TRUST (3)

APRIL 1, 2001 TO SEPTEMBER 30, 2001 (UNAUDITED)                     4.18%        0.20%         0.25%      2.13%      $1,663,674
APRIL 1, 2000 TO MARCH 31, 2001                                     6.20%        0.20%         0.22%      6.44%      $1,161,092
APRIL 1, 1999 TO MARCH 31, 2000                                     5.35%        0.20%         0.48%      5.43%      $  713,278
APRIL 1, 1998 TO MARCH 31, 1999                                     5.20%        0.20%         0.61%      5.35%      $  471,923
APRIL 1, 1997 TO MARCH 31, 1998                                     5.46%        0.20%         0.61%      5.62%      $  630,770
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                                5.28%        0.20%         0.61%      2.66%      $  807,003
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996                               5.33%        0.18%         0.55%      5.43%      $1,143,767
NATIONAL TAX-FREE MONEY MARKET TRUST

APRIL 1, 2001 TO SEPTEMBER 30, 2001 (UNAUDITED)                     2.81%        0.20%         0.22%      1.42%      $  380,434
APRIL 1, 2000 TO MARCH 31, 2001                                     3.89%        0.20%         0.25%      4.01%      $  339,791
APRIL 1, 1999 TO MARCH 31, 2000                                     3.27%        0.20%         0.52%      3.30%      $  269,943
APRIL 1, 1998 TO MARCH 31, 1999                                     3.09%        0.20%         0.68%      3.16%      $  233,546
NOVEMBER 10, 1997(2) TO MARCH 31, 1998                              3.32%        0.20%         0.63%      1.30%      $  229,447

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 7).

(2)  Commencement of operations.

(3) The Fund operated as the Money Market Fund of Westcore Trust and was advised by First Interstate Bank of Oregon, N.A. from its commencement of operations until it was reorganized as a series of Pacifica Funds Trust on October 1, 1995, when First Interstate Capital Management, Inc. ("FICM") assumed investment advisory responsibilities. In connection with the merger of First Interstate Bancorp into Wells Fargo & Co. on April 1, 1996, FICM was renamed as Wells Fargo Investment Management, Inc., subsequently renamed Wells Capital Management, Inc. The Fund operated as a series of Pacifica Funds Trust until it was reorganized as a series of Stagecoach Funds, Inc. on September 6, 1996. In conjunction with the September 6, 1996 reorganization, WFB assumed investment advisory responsibilities.

(4)  The Fund changed its fiscal year-end from September 30 to March 31.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION
     Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 71 separate series. These financial statements present the Money Market Trust and National Tax-Free Money Market Trust, diversified series of the Trust, and the California Tax-Free Money Market Trust, a non-diversified series of the Trust (each, a "Fund", collectively, the "Funds").
     Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Trust. Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Trust through a tax-free exchange of shares as follows:

      Stagecoach Fund                                   Wells Fargo Fund
      CALIFORNIA TAX-FREE MONEY MARKET TRUST*           CALIFORNIA TAX-FREE MONEY MARKET TRUST
      MONEY MARKET TRUST*                               MONEY MARKET TRUST
      NATIONAL TAX-FREE MONEY MARKET TRUST*             NATIONAL TAX-FREE MONEY MARKET TRUST

* Accounting survivor

2. SIGNIFICANT ACCOUNTING POLICIES
     The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
     The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
     The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITIES TRANSACTIONS AND INCOME RECOGNITION
     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS
     The Money Market Trust may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Fund's custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Fund are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

DISTRIBUTIONS TO SHAREHOLDERS
     Distributions to shareholders from net investment income are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for Federal income taxes was required at September 30, 2001.
     The following Funds had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:

                                                                                           Capital Loss
      Fund                                                               Year Expires      Carryforwards
      CALIFORNIA TAX-FREE MONEY MARKET TRUST                                 2005           $  6,488
                                                                             2006              8,417
                                                                             2007             51,335
                                                                             2008              7,712
                                                                             2009              6,337
      MONEY MARKET TRUST                                                     2008             13,872
      NATIONAL TAX-FREE MONEY MARKET TRUST                                   2009             14,137

     The Money Market Trust has current post-October deferred capital loss of $62,925. Such losses will be recognized for tax purposes on the first day of the following tax year.

3. ADVISORY FEES
     The Trust has entered into an advisory contract on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Pursuant to the advisory contract, Funds Management has agreed to provide the Funds with daily portfolio management. Funds Management does not receive a fee for providing those services.
     Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect, wholly-owned #notes to financial statements (unaudited)money market trustssubsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory and administrative responsibilities of Wells Fargo Bank in early 2001. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Funds.

4. ADMINISTRATION FEES
     The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management provides administrative services to the Trust and is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

5. TRANSFER AGENT FEES
     The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis, transfer agency fees based on the number of accounts and transactions of each Fund. Wells Fargo Bank will continue to provide sub-transfer agency services to the Funds.

6. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
     Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of the Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.
      In addition, the Trust has entered into a contract on behalf of the Funds with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), formerly Norwest Bank Minnesota, N.A., whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pursuant to the contract, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

7. WAIVED FEES AND REIMBURSED EXPENSES
     All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended September 30, 2001, were waived by Funds Management.

                                                                              Total Fees
                                                                                Waived
                                                                               by Funds
      Fund                                                                    Management
      CALIFORNIA TAX-FREE MONEY MARKET TRUST                                   $125,984
      MONEY MARKET TRUST                                                        351,592
      NATIONAL TAX-FREE MONEY MARKET TRUST                                       45,865

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG            --  ASSOCIATION OF BAY AREA GOVERNMENTS
ADR             --  AMERICAN DEPOSITORY RECEIPTS
AMBAC           --  AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT             --  ALTERNATIVE MINIMUM TAX
ARM             --  ADJUSTABLE RATE MORTGAGES
BART            --  BAY AREA RAPID TRANSIT
CDA             --  COMMUNITY DEVELOPMENT AUTHORITY
CDSC            --  CONTINGENT DEFERRED SALES CHARGE
CGIC            --  CAPITAL GUARANTY INSURANCE COMPANY
CGY             --  CAPITAL GUARANTY CORPORATION
CMT             --  CONSTANT MATURITY TREASURY
COFI            --  COST OF FUNDS INDEX
CONNIE LEE      --  CONNIE LEE INSURANCE COMPANY
COP             --  CERTIFICATE OF PARTICIPATION
CP              --  COMMERCIAL PAPER
CTF             --  COMMON TRUST FUND
DW&P            --  DEPARTMENT OF WATER & POWER
DWR             --  DEPARTMENT OF WATER RESOURCES
EDFA            --  EDUCATION FINANCE AUTHORITY
FGIC            --  FINANCIAL GUARANTY INSURANCE CORPORATION
FHA             --  FEDERAL HOUSING AUTHORITY
FHLB            --  FEDERAL HOME LOAN BANK
FHLMC           --  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA            --  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN             --  FLOATING RATE NOTES
FSA             --  FINANCIAL SECURITY ASSURANCE, INC
GNMA            --  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO              --  GENERAL OBLIGATION
HFA             --  HOUSING FINANCE AUTHORITY
HFFA            --  HEALTH FACILITIES FINANCING AUTHORITY
IDA             --  INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR           --  LONDON INTERBANK OFFERED RATE
LLC             --  LIMITED LIABILITY CORPORATION
LOC             --  LETTER OF CREDIT
LP              --  LIMITED PARTNERSHIP
MBIA            --  MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR            --  MULTI-FAMILY HOUSING REVENUE
MUD             --  MUNICIPAL UTILITY DISTRICT
MTN             --  MEDIUM TERM NOTE
PCFA            --  POLLUTION CONTROL FINANCE AUTHORITY
PCR             --  POLLUTION CONTROL REVENUE
PFA             --  PUBLIC FINANCE AUTHORITY
PLC             --  PRIVATE PLACEMENT
PSFG            --  PUBLIC SCHOOL FUND GUARANTY
RAW             --  REVENUE ANTICIPATION WARRANTS
RDA             --  REDEVELOPMENT AUTHORITY
RDFA            --  REDEVELOPMENT FINANCE AUTHORITY
R&D             --  RESEARCH & DEVELOPMENT
SFMR            --  SINGLE FAMILY MORTGAGE REVENUE
TBA             --  TO BE ANNOUNCED
TRAN            --  TAX REVENUE ANTICIPATION NOTES
USD             --  UNIFIED SCHOOL DISTRICT
V/R             --  VARIABLE RATE
WEBS            --  WORLD EQUITY BENCHMARK SHARES

DATED MATERIAL                                                     Presorted
PLEASE EXPEDITE                                                    Standard
                                                                 U.S. Postage
[WELLS FARGO FUNDS LOGO]                                           PAID
                                                              WELLS FARGO FUNDS
P.O. BOX 8266
BOSTON, MA 02266-8266

MORE INFORMATION ABOUT WELLS FARGO FUNDS IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
P.O. BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

                                                                 SAR 010 (09/01)

                                                        [WELLS FARGO FUNDS LOGO]

WELLS FARGO ALLOCATION FUNDS
ANNUAL REPORT

                                        AGGRESSIVE BALANCED-EQUITY FUND

                                        ASSET ALLOCATION FUND

                                        GROWTH BALANCED FUND

                                        INDEX ALLOCATION FUND

                                        MODERATE BALANCED FUND

                                        STRATEGIC INCOME FUND

                                                              SEPTEMBER 30, 2001

[GRAPHIC]

                                                                ALLOCATION FUNDS

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                      1

PERFORMANCE HIGHLIGHTS
   AGGRESSIVE BALANCED-EQUITY FUND                                          2
   ASSET ALLOCATION FUND                                                    4
   GROWTH BALANCED FUND                                                     6
   INDEX ALLOCATION FUND                                                    8
   MODERATE BALANCED FUND                                                  10
   STRATEGIC INCOME FUND                                                   12

PORTFOLIO OF INVESTMENTS
   AGGRESSIVE BALANCED-EQUITY FUND                                         14
   ASSET ALLOCATION FUND                                                   15
   GROWTH BALANCED FUND                                                    30
   INDEX ALLOCATION FUND                                                   31
   MODERATE BALANCED FUND                                                  46
   STRATEGIC INCOME FUND                                                   47

FINANCIAL STATEMENTS
   STATEMENTS OF ASSETS AND LIABILITIES                                    48
   STATEMENTS OF OPERATIONS                                                49
   STATEMENTS OF CHANGES IN NET ASSETS                                     50
   FINANCIAL HIGHLIGHTS                                                    54

NOTES TO FINANCIAL HIGHLIGHTS                                              58

NOTES TO FINANCIAL STATEMENTS                                              59

INDEPENDENT AUDITORS' REPORT                                               66

TAX INFORMATION                                                            67

                                 CORE PORTFOLIOS

PORTFOLIO OF INVESTMENTS
   DISCIPLINED GROWTH PORTFOLIO                                            68
   EQUITY INCOME PORTFOLIO                                                 71
   INDEX PORTFOLIO                                                         74
   INTERNATIONAL PORTFOLIO                                                 89
   INTERNATIONAL EQUITY PORTFOLIO                                          93
   LARGE CAP APPRECIATION PORTFOLIO                                        96
   LARGE COMPANY GROWTH PORTFOLIO                                         100
   SMALL CAP INDEX PORTFOLIO                                              102
   SMALL CAP VALUE PORTFOLIO                                              119
   SMALL COMPANY GROWTH PORTFOLIO                                         122
   SMALL COMPANY VALUE PORTFOLIO                                          127

FINANCIAL STATEMENTS
   STATEMENTS OF ASSETS AND LIABILITIES                                   132
   STATEMENTS OF OPERATIONS                                               134
   STATEMENTS OF CHANGES IN NET ASSETS                                    136
   FINANCIAL HIGHLIGHTS                                                   138

NOTES TO FINANCIAL HIGHLIGHTS                                             139

NOTES TO FINANCIAL STATEMENTS                                             140

INDEPENDENT AUDITORS' REPORT                                              145

LIST OF ABBREVIATIONS                                                     146

                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

THIS PAGE IS INTENTIONALLY LEFT BLANK --

DEAR VALUED SHAREHOLDER,

      All of us at WELLS FARGO FUNDS join our nation and the world in extending our deepest sympathy and concern to everyone affected by the tragic events of September 11, 2001. In this period of uncertainty, we remain focused on our primary objective of helping shareholders achieve their financial goals.

OVERVIEW OF EQUITY MARKETS

      For investors, the events of the 12-month period ending September 30, 2001, underscores the importance of diversified portfolios and a balanced approach to investing -- two attributes that define the Wells Fargo Allocation Funds. While diversification will not prevent losses in a bear market, a blend of stocks, bonds and cash can help temper the volatility of the Funds' returns during difficult times.
      The nation's current economic problems stem from events shaping financial markets in 2000. At first, economic weakness was concentrated in the slumping technology and manufacturing sectors. Yet as the months passed by, a deteriorating outlook for corporate profits sent stock prices sharply lower, with the S&P 500 posting its worst loss in 26 years.
      During the first quarter of 2001, the economic malaise began to spread to virtually every sector of the U.S. economy. Two-thirds of the S&P 500 stocks declined during the period, with all seven sectors in the S&P 500 finishing the quarter with losses. Stocks rallied in April, yet pessimism soon returned to the marketplace when second quarter gross domestic product figures revealed that the economy was continuing to weaken. Indeed, economic growth in the second quarter came in at 0.3%, the poorest performance in eight years. To complicate matters, a strong U.S. dollar together with a global economic slowdown stymied American exports, putting additional pressure on beleaguered manufacturers.
      On a positive note, while American companies focused on cutting costs, American consumers took advantage of falling interest rates to purchase big-ticket items such as cars and homes, which prevented the economy from unraveling. The federal income tax rebate helped to fuel the spending spree, leading to hopes that strong consumer spending could ultimately boost the corporate sector. Yet on September 11, the economy suffered a blow that may push it into a recession -- and may ultimately hasten a recovery.

OVERVIEW OF BOND MARKETS

      In contrast to the weak economy and stock market, bond performance was positive during the period. The Lehman Brothers Aggregate Bond Index rose 12.95% during the reporting period. U.S. Government securities led the bond rally fueled by a flight to quality as investors sought a safe haven from volatile stocks. Agency bonds also performed well, luring investors with attractive yields in a declining interest-rate environment. Investment-grade corporate bonds were another standout, benefiting from attractive yield differences against U.S. Treasury securities. In contrast, high-yield junk bonds were once again hit hard by the move to more stable sectors of the bond market, with losses large enough to leave sectors rated below "BB" quality with a loss for the year. With the exception of high-yield bonds, the bond market has significantly outperformed the stock market for the second consecutive fiscal year.

INVESTING IN UNCERTAIN TIMES

      As the ramifications of the September 11 attacks continue to filter through the economy, many investors are wondering what to do next. While the near-term outlook remains unclear, it may be a mistake to react emotionally to recent events because doing so could leave you out of the market just when it begins to turn.
      It is also important to remember that the United States has a resilient financial system that should not be sidetracked by the September 11 events. The foundation of the economy remains solid, the environment is constructive for financial assets, and the nation's leaders are determined to succeed both in the pursuit of America's enemies and in their resolve to ensure the long-term stability of the financial markets. Going forward, the economy should get a boost from a powerful combination of fiscal and monetary policies via lower interest rates plus billions of dollars in new government spending flowing into the private sector.
      The key to wise investing after September 11 is the same as it was before September 11: diversification among stocks and bonds, asset allocation and patience. Diversification is a unique advantage of Wells Fargo Allocation Funds, which are designed to meet the risk tolerance and long-term goals of investors in any environment. If you have any questions about your investments or need further information, please contact your investment professional or call Investor Services at 1-800-222-8222.
      We want to thank you for the confidence in us that your investment in WELLS FARGO FUNDS represents. Rest assured that through all market cycles, we are committed to helping you meet your financial needs.

    Sincerely,

    /s/ Michael J. Hogan

    Michael J. Hogan
    PRESIDENT
    WELLS FARGO FUNDS

                                                          PERFORMANCE HIGHLIGHTS

AGGRESSIVE BALANCED-EQUITY FUND

INVESTMENT OBJECTIVE

      The Wells Fargo Aggressive Balanced-Equity Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

ADVISOR
      Wells Fargo Funds Management, LLC

SUB-ADVISOR
      Wells Capital Management Incorporated

CORE PORTFOLIO SUB-ADVISORS
      Galliard Capital Management
      Peregrine Capital Management
      Schroder Investment Management North America
      Smith Asset Management Group
      Wells Capital Management Incorporated

FUND MANAGERS
      Collectively Managed

INCEPTION DATE
      12/02/97

PERFORMANCE HIGHLIGHTS

      The Fund's Institutional Class shares significantly outperformed its benchmark, the S&P 500 Index(1), for the twelve-month period ended September 30, 2001, returning (14.97)%(2) versus a return of (26.62)% for the S&P 500 Index. However, the Fund's Institutional Class shares underperformed the Lehman Brothers Aggregate Bond Index(3), which had a return of 12.95%. The Fund's Institutional Class shares distributed $0.17 per share in dividend income and $0.47 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
      During the past twelve months, the Fund's stock holdings significantly underperformed its bond holdings. However, market volatility and the decoupling of the stock and bond markets created opportunities for the Tactical Asset Allocation (TAA) Model to add significant value by shifting between stocks and bonds over this period. The philosophy of the TAA Model is to shift toward stocks or bonds when a compelling valuation differential exists between the two markets. As a result, the TAA Model signaled a 15% shift from stocks to bonds between November 29, 1999 and November 30, 2000, after which the Fund returned to its long-term strategic allocation of 80% stocks and 20% bonds. It also signaled a 15% shift from bonds to stocks between March 15, 2001 and April 30, 2001, before the Fund returned to its strategic allocation. Finally, the TAA Model signaled a 15% shift from bonds to stocks on September 7, 2001, a position we maintained through the end of the period.
      In implementing the shifts between stocks and bonds, we used futures to keep the Fund's underlying assets near its long-term strategic allocation. With the futures overlay, the Fund had an effective asset allocation of 95% stocks and 5% bonds when we emphasized stocks, and 65% stocks and 35% bonds when we emphasized bonds.
      The TAA shift toward bonds throughout much of 2000 added 2.9% of incremental return to the Fund, while the shift toward stocks during the second quarter of this year added 2.4% of incremental return. While it is not uncommon for the valuation disparity to become more compelling immediately following an asset shift, the tragic events of September 11 exacerbated the overall decline in stock prices following our most recent shift toward stocks.

STRATEGIC OUTLOOK

      We expect the Fund to remain over-weighted in stocks until the relative valuation between stocks and bonds returns to more normal levels. The TAA Model will continue to signal shifts among stocks and bonds in an effort to capitalize on opportunities in the marketplace.

(1) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
    Performance shown for Institutional Class shares of the Wells Fargo Aggressive Balanced-Equity Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Aggressive Balanced-Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.
(3) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF SEPTEMBER 30, 2001)

                                                                            SINCE         SINCE
                                                                1-YEAR     INCEPTION     12/01/97
INSTITUTIONAL CLASS                                             (14.97)      6.67
BENCHMARK
  S&P 500 INDEX                                                 (26.62)                    7.46(4)
  LEHMAN BROTHERS AGGREGATE BOND INDEX                           12.95                     3.66(4)

TEN LARGEST HOLDINGS(5)
(AS OF SEPTEMBER 30, 2001)

PFIZER INC                                2.08%
AMERICAN INT'L GROUP                      1.97%
MICROSOFT CORP                            1.57%
UST BILL, DUE 2/28/02                     1.34%
IMS HEALTH INC                            1.23%
GENERAL ELECTRIC CO                       1.23%
EXXON MOBIL CORP                          1.19%
HOME DEPOT INC                            1.14%
IBM CORP                                  1.10%
PEPSICO INC                               1.08%

[CHART OF STRATEGIC ALLOCATION]

STRATEGIC ALLOCTION(8) (AS OF SEPTEMBER 30, 2001)
Diversified Equity Style                      (80)%
Diversified Bond Style                        (20)%

[CHART OF ACTUAL ASSET ALLOCATION]

ACTUAL ASSET ALLOCATION(8) (AS OF SEPTEMBER 30, 2001)
Stocks                                        (83)%
Bonds                                         (17)%

DIVERSIFIED EQUITY STYLE CHARACTERISTICS
(AS OF SEPTEMBER 30, 2001)

BETA*                                     0.90
DIVIDEND YIELD                            1.48%
PRICE TO EARNINGS RATIO                  21.92x
  (TRAILING 12 MO.)
PRICE TO BOOK RATIO                       3.48x
MEDIAN MARKET CAP. ($B)                  18.36
5 YEAR EARNINGS GROWTH (HISTORIC)        15.68%
NUMBER OF HOLDINGS                        1761
PORTFOLIO TURNOVER                          49%

* A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

DIVERSIFIED BOND STYLE CHARACTERISTICS
(AS OF SEPTEMBER 30, 2001)
AVERAGE CREDIT QUALITY(6)                   AA
AVERAGE MATURITY                          7.12 YEARS
DURATION                                  4.13 YEARS
SEC YIELD(7) AS OF 9/30/01                  5.00%

[CHART OF GROWTH OF $10,000 INVESTMENT]

GROWTH OF $10,000 INVESTMENT(9)
                 WELLS FARGO
                  AGGRESSIVE                              LEHMAN BROTHERS
               BALANCED-EQUITY                            AGGREGATE BOND
                FUND - CLASS I        S&P 500 INDEX            INDEX
 12/2/97             $10,000            $10,000              $10,000
12/31/97             $10,013            $10,172              $10,101
 1/31/98             $10,144            $10,284              $10,230
 2/28/98             $10,704            $11,025              $10,223
 3/31/98             $11,085            $11,590              $10,258
 4/30/98             $11,225            $11,708              $10,311
 5/31/98             $11,055            $11,507              $10,409
 6/30/98             $11,375            $11,974              $10,497
 7/31/98             $11,205            $11,847              $10,520
 8/31/98              $9,923            $10,135              $10,691
 9/30/98             $10,364            $10,785              $10,941
10/31/98             $11,135            $11,662              $10,883
11/30/98             $11,766            $12,368              $10,945
12/31/98             $12,438            $13,081              $10,978
 1/31/99             $12,791            $13,631              $11,056
 2/28/99             $12,438            $13,206              $10,863
 3/31/99             $12,821            $13,734              $10,924
 4/30/99             $13,234            $14,266              $10,958
 5/31/99             $13,043            $13,929              $10,862
 6/30/99             $13,608            $14,687              $10,828
 7/31/99             $13,376            $14,228              $10,782
 8/31/99             $13,255            $14,158              $10,776
 9/30/99             $13,002            $13,770              $10,901
10/31/99             $13,507            $14,641              $10,941
11/30/99             $13,850            $14,939              $10,941
12/31/99             $14,377            $15,819              $10,888
 1/31/00             $14,041            $15,024              $10,852
 2/29/00             $14,204            $14,741              $10,983
 3/31/00             $15,080            $16,182              $11,128
 4/30/00             $14,836            $15,695              $11,096
 5/31/00             $14,591            $15,373              $11,091
 6/30/00             $14,989            $15,753              $11,322
 7/31/00             $14,897            $15,507              $11,425
 8/31/00             $15,498            $16,470              $11,591
 9/30/00             $15,060            $15,601              $11,664
10/31/00             $15,162            $15,535              $11,741
11/30/00             $14,683            $14,311              $11,933
12/31/00             $15,106            $14,381              $12,155
 1/31/01             $15,330            $14,892              $12,354
 2/28/01             $14,403            $13,533              $12,462
 3/31/01             $13,700            $12,675              $12,524
 4/30/01             $14,786            $13,660              $12,472
 5/31/01             $14,818            $13,752              $12,547
 6/30/01             $14,520            $13,417              $12,594
 7/31/01             $14,403            $13,285              $12,876
 8/31/01             $13,860            $12,453              $13,024
 9/30/01             $12,805            $11,447              $13,177

----------
(4) The published return closest to the Fund's inception date of 12/02/97.
(5) The ten largest holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
(6) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(7) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information, and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned, adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8) Portfolio holdings are subject to change.
(9) The chart compares the performance of the Wells Fargo Aggressive Balanced-Equity Fund Institutional Class shares since inception with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

    The Wells Fargo Asset Allocation Fund (the Fund) seeks long-term total return, consistent with reasonable risk.

 ADVISOR
      Wells Fargo Funds Management, LLC
SUB-ADVISOR
      Barclays Global Fund Advisors
FUND MANAGERS
      Team Managed
INCEPTION DATE
      11/13/86

PERFORMANCE HIGHLIGHTS

      The Fund's Class A shares posted a (15.52)%(1) return for the twelve-month period ended September 30, 2001, excluding sales charges. The Fund outperformed its benchmark, the S&P 500 Index(2), which returned (26.62)%, and underperformed the Lehman Brothers 20+ Treasury Index(3), which returned 13.55%. The Fund's Class A shares distributed $0.36 per share in dividend income and $1.77 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
      Amid shifting financial markets, the Fund's broad diversification across many sectors of the stock market, combined with an underlying bond component, helped investors earn more balanced returns. For example, while stock valuations dropped throughout the reporting period, U.S. Treasury bonds posted exceptional returns for the second consecutive year. In fact, Treasury securities outpaced most bond returns as investors sought a safe harbor from a volatile stock market.
      Several familiar themes plagued stock performance during the first and second quarters of 2001, including a wave of corporate earnings disappointments, weak economic indicators and extensive job cuts. Even though the Federal Reserve Board attempted to revive economic growth through its aggressive rate cutting campaign, stocks continued to decline due to a global economic slowdown and fading consumer confidence. The manufacturing and technology sectors were impacted the most by the economic downturn, with their negative returns offset in part by the strong performance of health care stocks. A brief second quarter rally helped stocks recoup some of their earlier losses. The rally collapsed when the near-term outlook revealed a steadily weakening economy.
      The Fund's asset allocation strategy also added incremental value to its overall returns. In fact, the Fund's assets were frequently reallocated between stocks and bonds to capitalize on various opportunities in the marketplace. At the close of the reporting period, the Fund's holdings were reallocated in light of a seemingly undervalued equity market, effectively rebalancing the Fund to a moderate 10 percent overweight position in equities.

STRATEGIC OUTLOOK

      Increased government spending and declining interest rates should help stimulate economic growth over the ensuing months. We expect to continue to reallocate assets among stocks and bonds in an effort to capitalize on favorable trends and enhance returns.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
    Performance shown for Class A, Class B and Class C shares of the Wells Fargo Asset Allocation Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Asset Allocation Fund (the accounting survivor of a merger of the Stagecoach Asset Allocation Fund and the Stagecoach Balanced Fund), its predecessor fund. Effective at the close of business, November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares for periods prior to January 2, 1992, reflects performance of the shares of the Asset Allocation Fund for the Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objectives and policies as the Stagecoach Fund.

    Performance shown for the Class B shares for periods prior to January 1, 1995, reflects performance of the Class A shares of the Stagecoach Fund adjusted to reflect Class B sales charges and expenses. Performance shown for Class C shares for periods prior to April 1, 1998, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to November 8, 1999 reflects performance of the Class A shares of the predecessor fund, adjusted to reflect Institutional Class expenses. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent deferred sales charge for Class B shares is 5.00%. The maximum contingent deferred sales charge for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges. (2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(3) The Lehman Brothers 20+ Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(4) The ten largest holdings are calculated based on the market value of the securities divided by total market value of the Fund.
(5) Portfolio holdings are subject to change.
(6) The chart compares the performance of the Wells Fargo Asset Allocation Fund Class A and Institutional Class shares since inception with the S&P 500 Index and the Lehman Brothers 20+ Treasury Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)

                                                     Including Sales Charge       Excluding Sales Charge
                                                    -------------------------    -------------------------
                                                    1-Year    5-Year  10-Year    1-Year  5-Year    10-Year
   CLASS A                                          (20.39)    8.12     9.92     (15.52)   9.41     10.57
   CLASS B                                          (20.02)    8.40     9.94     (16.18)   8.65      9.94
   CLASS C                                          (16.93)    8.65     9.94     (16.16)   8.65      9.94
   INSTITUTIONAL CLASS**                                                         (15.57)   9.40     10.56
   BENCHMARK
     S&P 500 INDEX                                                                26.62)  10.23     12.70
     LEHMAN BROTHERS 20+ TREASURY INDEX                                           13.55    9.97      9.58

** SHARE CLASS COMMENCED OPERATIONS ON NOVEMBER 8, 1999. TOTAL RETURNS ARE
   BASED ON THE CLASS A SHARES ADJUSTED FOR INSTITUTIONAL CLASS EXPENSES.

TEN LARGEST HOLDINGS(4)
(AS OF SEPTEMBER 30, 2001)
UST BOND, 8.00%, 11/15/21                 3.40%
UST BOND, 6.125%,11/15/27                 3.29%
GENERAL ELECTRIC CO                       2.66%
UST BOND, 7.25%, 8/15/22                  2.13%
UST BOND, 6.875%, 8/15/25                 2.05%
MICROSOFT CORP                            1.98%
EXXON MOBIL CORP                          1.96%
UST BOND, 6.25%, 8/15/23                  1.91%
UST BOND, 6.25%, 5/15/30                  1.84%
PFIZER INC                                1.82%

STRATEGIC ALLOCATION(5)
(AS OF SEPTEMBER 30, 2001)
STOCKS                                      60%
BONDS                                       40%

[CHART OF SECTOR DISTRIBUION]

SECTOR DISTRIBUTION(5)
(AS OF SEPTEMBER 30, 2001)
Financial              20.5%
Technology             15.9%
Health Care            15.7%
Consumer Non-Cyclical   8.6%
Consumer Cyclical       7.4%
Energy                  6.9%
Telecommunications      6.5%
Consumer Services       5.1%
Basic Materials         3.7%
Industrials             3.5%
Commercial Services     3.0%
Utilities               2.8%
Transportation          0.7%

CHARACTERISTICS
(AS OF SEPTEMBER 30, 2001)
BETA*                                     0.67
AVERAGE COUPON OF BOND PORTFOLIO          6.47%
AVERAGE MATURITY OF BOND PORTFOLIO       23.52 YEARS
AVERAGE DURATION OF BOND PORTFOLIO       12.58 YEARS
NUMBER OF HOLDINGS                         527
PORTFOLIO TURNOVER                          54%

* A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

ACTUAL ASSET ALLOCATION(5)
(AS OF SEPTEMBER 30, 2001)
STOCKS                                   68%
BONDS                                    31%
TREASURY BILLS                            1%

[CHART OF GROWTH OF $10,000 INVESTMENT]

GROWTH OF $10,000 INVESTMENT(6)
(AS OF SEPTEMBER 30, 2001)

               WELLS FARGO ASSET   LEHMAN BROTHERS                 WELLS FARGO ASSET
              ALLOCATION FUND -         20+                            ALLOCATION
                  CLASS A          TREASURY INDEX   S&P 500 INDEX    FUND - CLASS I
 9/30/91             $9,425           $10,000        $10,000            $10,000
10/31/91             $9,456           $10,007        $10,134            $10,030
11/30/91             $9,387           $10,047         $9,726             $9,957
12/31/91            $10,115           $10,678        $10,838            $10,729
 1/31/92             $9,817           $10,337        $10,637            $10,413
 2/29/92             $9,874           $10,393        $10,774            $10,474
 3/31/92             $9,744           $10,276        $10,565            $10,336
 4/30/92             $9,819           $10,253        $10,875            $10,416
 5/31/92            $10,011           $10,549        $10,928            $10,619
 6/30/92            $10,055           $10,686        $10,766            $10,666
 7/31/92            $10,484           $11,150        $11,205            $11,121
 8/31/92            $10,449           $11,217        $10,976            $11,084
 9/30/92            $10,591           $11,381        $11,105            $11,235
10/31/92            $10,442           $11,141        $11,143            $11,077
11/30/92            $10,579           $11,203        $11,523            $11,222
12/31/92            $10,823           $11,524        $11,664            $11,481
 1/31/93            $11,047           $11,844        $11,762            $11,718
 2/28/93            $11,355           $12,258        $11,922            $12,045
 3/31/93            $11,434           $12,284        $12,173            $12,129
 4/30/93            $11,379           $12,373        $11,879            $12,071
 5/31/93            $11,526           $12,428        $12,197            $12,226
 6/30/93            $11,825           $12,975        $12,233            $12,543
 7/31/93            $11,930           $13,226        $12,184            $12,655
 8/31/93            $12,399           $13,799        $12,646            $13,153
 9/30/93            $12,349           $13,831        $12,549            $13,100
10/31/93            $12,530           $13,945        $12,808            $13,292
11/30/93            $12,337           $13,569        $12,686            $13,087
12/31/93            $12,440           $13,599        $12,840            $13,196
 1/31/94            $12,817           $13,939        $13,276            $13,596
 2/28/94            $12,400           $13,334        $12,916            $13,154
 3/31/94            $11,915           $12,726        $12,353            $12,639
 4/30/94            $11,881           $12,568        $12,511            $12,604
 5/31/94            $11,928           $12,464        $12,717            $12,653
 6/30/94            $11,721           $12,335        $12,405            $12,433
 7/31/94            $12,099           $12,791        $12,812            $12,834
 8/31/94            $12,294           $12,665        $13,337            $13,042
 9/30/94            $11,938           $12,233        $13,011            $12,663
10/31/94            $12,033           $12,193        $13,304            $12,765
11/30/94            $11,904           $12,280        $12,819            $12,627
12/31/94            $12,089           $12,482        $13,009            $12,824
 1/31/95            $12,400           $12,822        $13,346            $13,153
 2/28/95            $12,790           $13,182        $13,866            $13,567
 3/31/95            $13,018           $13,306        $14,275            $13,809
 4/30/95            $13,303           $13,546        $14,695            $14,112
 5/31/95            $13,991           $14,663        $15,281            $14,841
 6/30/95            $14,207           $14,840        $15,635            $15,070
 7/31/95            $14,391           $14,577        $16,154            $15,266
 8/31/95            $14,487           $14,926        $16,194            $15,368
 9/30/95            $14,864           $15,221        $16,877            $15,768
10/31/95            $14,939           $15,678        $16,817            $15,847
11/30/95            $15,363           $16,086        $17,554            $16,297
12/31/95            $15,617           $16,549        $17,893            $16,566
 1/31/96            $15,895           $16,530        $18,501            $16,862
 2/29/96            $15,813           $15,653        $18,673            $16,774
 3/31/96            $15,846           $15,315        $18,852            $16,809
 4/30/96            $15,861           $15,043        $19,129            $16,825
 5/31/96            $15,998           $14,963        $19,621            $16,970
 6/30/96            $16,177           $15,297        $19,696            $17,161
 7/31/96            $15,818           $15,297        $18,825            $16,779
 8/31/96            $15,802           $15,078        $19,222            $16,763
 9/30/96            $16,419           $15,518        $20,303            $17,417
10/31/96            $16,983           $16,168        $20,863            $18,016
11/30/96            $17,888           $16,745        $22,438            $18,975
12/31/96            $17,437           $16,308        $21,994            $18,497
 1/31/97            $17,790           $16,162        $23,366            $18,871
 2/28/97            $17,832           $16,165        $23,551            $18,916
 3/31/97            $17,230           $15,721        $22,585            $18,277
 4/30/97            $17,900           $16,120        $23,931            $18,988
 5/31/97            $18,503           $16,307        $25,393            $19,628
 6/30/97            $19,032           $16,648        $26,523            $20,189
 7/31/97            $20,369           $17,715        $28,632            $21,607
 8/31/97            $19,469           $17,168        $27,029            $20,653
 9/30/97            $20,267           $17,677        $28,507            $21,499
10/31/97            $20,241           $18,328        $27,555            $21,472
11/30/97            $20,898           $18,616        $28,831            $22,169
12/31/97            $21,275           $18,946        $29,327            $22,568
 1/31/98            $21,593           $19,343        $29,649            $22,905
 2/28/98            $22,620           $19,189        $31,787            $23,995
 3/31/98            $23,446           $19,227        $33,415            $24,871
 4/30/98            $23,605           $19,292        $33,755            $25,040
 5/31/98            $23,493           $19,700        $33,175            $24,921
 6/30/98            $24,366           $20,218        $34,522            $25,847
 7/31/98            $24,121           $20,103        $34,156            $25,587
 8/31/98            $21,782           $21,086        $29,220            $23,107
 9/30/98            $23,014           $21,863        $31,093            $24,413
10/31/98            $24,369           $21,491        $33,621            $25,850
11/30/98            $25,572           $21,690        $35,659            $27,127
12/31/98            $26,717           $21,639        $37,712            $28,341
 1/31/99            $27,653           $21,845        $39,300            $29,333
 2/28/99            $26,655           $20,677        $38,074            $28,275
 3/31/99            $27,413           $20,586        $39,597            $29,079
 4/30/99            $28,205           $20,603        $41,129            $29,920
 5/31/99            $27,621           $20,276        $40,159            $29,300
 6/30/99            $28,396           $20,028        $42,343            $30,122
 7/31/99            $27,767           $19,913        $41,021            $29,455
 8/31/99            $27,610           $19,820        $40,818            $29,288
 9/30/99            $27,216           $19,963        $39,699            $28,870
10/31/99            $28,196           $19,965        $42,212            $29,909
11/30/99            $28,438           $19,814        $43,069            $30,167
12/31/99            $29,252           $19,463        $45,606            $31,032
 1/31/00            $28,636           $19,802        $43,317            $30,366
 2/29/00            $28,846           $20,505        $42,498            $30,588
 3/31/00            $30,934           $21,272        $46,654            $32,815
 4/30/00            $30,241           $21,070        $45,250            $32,079
 5/31/00            $29,733           $20,965        $44,322            $31,541
 6/30/00            $30,433           $21,420        $45,417            $32,283
 7/31/00            $30,321           $21,844        $44,709            $32,164
 8/31/00            $31,740           $22,377        $47,485            $33,668
 9/30/00            $30,470           $21,994        $44,978            $32,321
10/31/00            $30,545           $22,362        $44,789            $32,400
11/30/00            $29,244           $23,120        $41,260            $31,021
12/31/00            $29,541           $23,661        $41,462            $31,337
 1/31/01            $30,288           $23,658        $42,934            $32,129
 2/28/01            $28,305           $24,075        $39,018            $30,027
 3/31/01            $26,911           $23,882        $36,544            $28,548
 4/30/01            $28,204           $23,132        $39,384            $29,919
 5/31/01            $28,395           $23,172        $39,648            $30,107
 6/30/01            $27,977           $23,411        $38,683            $29,678
 7/31/01            $28,114           $24,335        $38,302            $29,823
 8/31/01            $27,115           $24,919        $35,904            $28,764
 9/30/01            $25,741           $24,976        $33,003            $27,289

GROWTH BALANCED FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Growth Balanced Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

CORE PORTFOLIO SUB-ADVISORS
   Galliard Capital Management
   Peregrine Capital Management
   Schroder Investment Management North America
   Smith Asset Management Group
   Wells Capital Management Incorporated

FUND MANAGERS
   Collectively Managed

INCEPTION DATE
   04/30/89

PERFORMANCE HIGHLIGHTS

      The Fund's Class A shares significantly outperformed its benchmark, the S&P 500 Index(1), for the twelve-month period ended September 30, 2001, excluding sales charges, returning (9.78)%(2) versus a return of (26.62)% for the benchmark. The Fund's Class A shares underperformed the Lehman Brothers Aggregate Bond Index(3), which returned 12.95%. The Fund's Class A shares distributed $0.62 per share in dividend income and $2.03 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
      During the past twelve months, the Fund's stock holdings significantly underperformed its bond holdings. However, market volatility and the decoupling of the stock and bond markets created opportunities for the Tactical Asset Allocation (TAA) Model to add significant value by shifting between stocks and bonds over this period. The philosophy of the TAA Model is to shift toward stocks or bonds when a compelling valuation differential exists between the two markets. As a result, the TAA Model signaled a 15% shift from stocks to bonds between November 29, 1999 and November 30, 2000, after which the Fund returned to its long-term strategic allocation of 65% and 35% bonds. It also signaled a 15% shift from bonds to stocks between March 15, 2001 and April 30, 2001, before the Fund returned to its strategic allocation. Finally, the TAA Model signaled a 15% shift from bonds to stocks on September 7, 2001, that was maintained through the end of the period.
      In implementing the shifts between stocks and bonds, we used futures to keep the Fund's underlying assets near its long-term strategic allocation. With the futures overlay, the Fund had an effective asset allocation of 80% stocks and 20% bonds when we emphasized stocks and 50% stocks and 50% bonds when we emphasized bonds.
      In all, the TAA shift toward bonds throughout much of 2000 added 3.4% of incremental return to the Fund, while the shift toward stocks during the second quarter of this year added 2.5% of incremental return. While it is not uncommon for the valuation disparity to become more compelling immediately following an asset shift, the tragic events of September 11 exacerbated the overall decline in stock prices following our most recent shift toward stocks.

STRATEGIC OUTLOOK

      We expect the Fund to remain over-weighted in stocks until the relative valuation between stocks and bonds returns to more normal levels. The TAA Model will continue to signal shifts among stocks and bonds in an effort to capitalize on opportunities in the marketplace.

(1) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
    Performance shown for Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Growth Balanced Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Growth Balanced Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to October 14, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A sales charges. Performance shown for the Class B and Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class B and Class C sales charges and expenses, respectively. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (1940 Act) nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results.
    For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent deferred sales charge for Class B shares is 5.00%. The maximum contingent deferred sales charge for Class C shares is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF SEPTEMBER 30, 2001)

                                                  Including Sales Charge       Excluding Sales Charge
                                                 -------------------------    -------------------------
                                                 1-Year    5-Year  10-Year    1-Year   5-Year   10-Year
CLASS A                                          (14.97)    9.28    10.12      (9.78)  10.59     10.78
CLASS B                                          (14.59)    9.50     9.96     (10.45)   9.78      9.96
CLASS C                                          (11.28)    9.82     9.98     (10.46)   9.82      9.98
INSTITUTIONAL CLASS                                                            (9.59)  10.74     10.85
BENCHMARK
  S&P 500 INDEX                                                               (26.62)  10.23     12.70
  LEHMAN BROTHERS AGGREGATE BOND INDEX                                         12.95    8.06      7.76

TEN LARGEST HOLDINGS(4)
(AS OF SEPTEMBER 30, 2001)
   PFIZER INCORPORATED                       1.68%
   AMERICAN INTERNATIONAL GROUP              1.60%
   U.S.TREASURY BILL, DUE 2/28/02            1.32%
   U.S. TREASURY BOND, 5.25%, 2/15/29        1.30%
   MICROSOFT CORPORATION                     1.27%
   BEAR STEARNS COS INC                      1.21%
   IMS HEALTH INC                            1.00%
   GENERAL ELECTRIC CO                       0.99%
   EXXON MOBIL CORP                          0.97%
   UST BOND 7.25%, 5/15/16                   0.93%

[CHART OF ACTUAL ASSET ALLOCATION]

ACTUAL ASSET ALLOCATION(7)
(AS OF SEPTEMBER 30, 2001)
Stocks                                         63%
Bonds                                          37%

[CHART OF STRATEGIC ALLOCATION]

STRATEGIC ALLOCATION(7)
(AS OF SEPTEMBER 30, 2001)
Diversified Equity Style                       (65)%
Diversified Bond Style                         (35)%

DIVERSIFIED EQUITY STYLE CHARACTERISTICS
(AS OF SEPTEMBER 30, 2001)
BETA*                                        0.90
DIVIDEND YIELD                               1.48%
PRICE TO EARNINGS RATIO (TRAILING 12 MO.)    2.92x
PRICE TO BOOK RATIO                          3.48x
MEDIAN MARKET CAP. ($B)                     18.36
5 YEAR EARNINGS GROWTH (HISTORIC)           15.68%
NUMBER OF HOLDINGS                           1761
PORTFOLIO TURNOVER                             60%

* A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

DIVERSIFIED BOND STYLE CHARACTERISTICS
(AS OF SEPTEMBER 30, 2001)
AVERAGE CREDIT QUALITY(5)                      AA
AVERAGE MATURITY                             7.12 YEARS
DURATION                                     4.13 YEARS
SEC YIELD(6) AS OF 9/30/01                     5.00%

[CHART OF $10,000 INVESTMENT]

GROWTH OF $10,000 INVESTMENT(8)

                WELLS FARGO         LEHMAN BROTHERS                       WELLS FARGO
              GROWTH BALANCED          AGGREGATE                        GROWTH BALANCED
                FUND - CLASS A        BOND INDEX     S&P 500 INDEX      FUND - CLASS I
 9/30/91             $9,425             $10,000         $10,000             $10,000
10/31/91             $9,599             $10,111         $10,134             $10,184
11/30/91             $9,417             $10,204          $9,726              $9,992
12/31/91            $10,133             $10,507         $10,838             $10,750
 1/31/92            $10,075             $10,364         $10,637             $10,690
 2/29/92            $10,100             $10,432         $10,774             $10,716
 3/31/92             $9,931             $10,373         $10,565             $10,538
 4/30/92            $10,034             $10,448         $10,875             $10,646
 5/31/92            $10,165             $10,645         $10,928             $10,786
 6/30/92            $10,033             $10,791         $10,766             $10,645
 7/31/92            $10,238             $11,012         $11,205             $10,863
 8/31/92            $10,149             $11,123         $10,976             $10,768
 9/30/92            $10,257             $11,255         $11,105             $10,883
10/31/92            $10,273             $11,106         $11,143             $10,900
11/30/92            $10,582             $11,108         $11,523             $11,228
12/31/92            $10,698             $11,285         $11,664             $11,351
 1/31/93            $10,719             $11,501         $11,762             $11,373
 2/28/93            $10,684             $11,702         $11,922             $11,336
 3/31/93            $10,966             $11,751         $12,173             $11,635
 4/30/93            $10,810             $11,833         $11,879             $11,469
 5/31/93            $11,060             $11,848         $12,197             $11,734
 6/30/93            $11,073             $12,063         $12,233             $11,749
 7/31/93            $11,135             $12,131         $12,184             $11,814
 8/31/93            $11,543             $12,344         $12,646             $12,248
 9/30/93            $11,591             $12,378         $12,549             $12,299
10/31/93            $11,732             $12,424         $12,808             $12,447
11/30/93            $11,543             $12,318         $12,686             $12,241
12/31/93            $11,795             $12,385         $12,840             $12,515
 1/31/94            $12,098             $12,552         $13,276             $12,835
 2/28/94            $11,873             $12,334         $12,916             $12,598
 3/31/94            $11,458             $12,030         $12,353             $12,158
 4/30/94            $11,530             $11,934         $12,511             $12,234
 5/31/94            $11,582             $11,932         $12,717             $12,289
 6/30/94            $11,336             $11,906         $12,405             $12,028
 7/31/94            $11,621             $12,143         $12,812             $12,330
 8/31/94            $11,998             $12,158         $13,337             $12,730
 9/30/94            $11,826             $11,979         $13,011             $12,547
10/31/94            $11,924             $11,968         $13,304             $12,652
11/30/94            $11,692             $11,941         $12,819             $12,406
12/31/94            $11,778             $12,024         $13,009             $12,497
 1/31/95            $11,877             $12,262         $13,346             $12,602
 2/28/95            $12,154             $12,553         $13,866             $12,896
 3/31/95            $12,398             $12,630         $14,275             $13,155
 4/30/95            $12,616             $12,807         $14,695             $13,386
 5/31/95            $12,972             $13,302         $15,281             $13,763
 6/30/95            $13,276             $13,400         $15,635             $14,085
 7/31/95            $13,671             $13,370         $16,154             $14,505
 8/31/95            $13,730             $13,531         $16,194             $14,568
 9/30/95            $14,133             $13,663         $16,877             $14,995
10/31/95            $14,014             $13,841         $16,817             $14,869
11/30/95            $14,377             $14,048         $17,554             $15,254
12/31/95            $14,517             $14,245         $17,893             $15,402
 1/31/96            $14,823             $14,340         $18,501             $15,727
 2/29/96            $14,939             $14,090         $18,673             $15,850
 3/31/96            $15,047             $13,992         $18,852             $15,965
 4/30/96            $15,304             $13,914         $19,129             $16,240
 5/31/96            $15,537             $13,886         $19,621             $16,485
 6/30/96            $15,544             $14,072         $19,696             $16,493
 7/31/96            $15,047             $14,111         $18,825             $15,965
 8/31/96            $15,252             $14,087         $19,222             $16,182
 9/30/96            $15,857             $14,332         $20,303             $16,825
10/31/96            $15,968             $14,650         $20,863             $16,976
11/30/96            $16,731             $14,901         $22,438             $17,749
12/31/96            $16,585             $14,762         $21,994             $17,597
 1/31/97            $17,137             $14,807         $23,366             $18,183
 2/28/97            $17,137             $14,844         $23,551             $18,183
 3/31/97            $16,599             $14,680         $22,585             $17,612
 4/30/97            $17,152             $14,900         $23,931             $18,198
 5/31/97            $17,995             $15,040         $25,393             $19,092
 6/30/97            $18,641             $15,219         $26,523             $19,778
 7/31/97            $19,702             $15,629         $28,632             $20,904
 8/31/97            $18,924             $15,496         $27,029             $20,079
 9/30/97            $19,775             $15,725         $28,507             $20,981
10/31/97            $19,389             $15,953         $27,555             $20,572
11/30/97            $19,740             $16,026         $28,831             $20,965
12/31/97            $20,031             $16,187         $29,327             $21,253
 1/31/98            $20,296             $16,395         $29,649             $21,533
 2/28/98            $21,198             $16,383         $31,787             $22,492
 3/31/98            $21,829             $16,439         $33,415             $23,161
 4/30/98            $22,071             $16,525         $33,755             $23,417
 5/31/98            $21,845             $16,682         $33,175             $23,177
 6/30/98            $22,405             $16,823         $34,522             $23,772
 7/31/98            $22,132             $16,859         $34,156             $23,483
 8/31/98            $20,155             $17,133         $29,220             $21,385
 9/30/98            $20,989             $17,535         $31,093             $22,269
10/31/98            $22,228             $17,442         $33,621             $23,582
11/30/98            $23,390             $17,541         $35,659             $24,821
12/31/98            $24,512             $17,594         $37,712             $26,023
 1/31/99            $25,131             $17,719         $39,300             $26,686
 2/28/99            $24,458             $17,410         $38,074             $25,979
 3/31/99            $25,070             $17,506         $39,597             $26,625
 4/30/99            $25,712             $17,562         $41,129             $27,314
 5/31/99            $25,379             $17,408         $40,159             $26,974
 6/30/99            $26,293             $17,353         $42,343             $27,942
 7/31/99            $25,906             $17,279         $41,021             $27,532
 8/31/99            $25,697             $17,270         $40,818             $27,322
 9/30/99            $25,310             $17,470         $39,699             $26,912
10/31/99            $26,130             $17,535         $42,212             $27,793
11/30/99            $26,711             $17,534         $43,069             $28,412
12/31/99            $27,482             $17,449         $45,606             $29,245
 1/31/00            $27,033             $17,392         $43,317             $28,765
 2/29/00            $27,416             $17,602         $42,498             $29,179
 3/31/00            $28,838             $17,834         $46,654             $30,695
 4/30/00            $28,430             $17,783         $45,250             $30,271
 5/31/00            $28,048             $17,775         $44,322             $29,866
 6/30/00            $28,754             $18,145         $45,417             $30,629
 7/31/00            $28,721             $18,310         $44,709             $30,591
 8/31/00            $29,719             $18,575         $47,485             $31,665
 9/30/00            $29,070             $18,692         $44,978             $30,987
10/31/00            $29,287             $18,816         $44,789             $31,213
11/30/00            $28,788             $19,124         $41,260             $30,686
12/31/00            $29,569             $19,480         $41,462             $31,530
 1/31/01            $29,965             $19,800         $42,934             $31,951
 2/28/01            $28,572             $19,972         $39,018             $30,475
 3/31/01            $27,484             $20,072         $36,544             $29,316
 4/30/01            $29,246             $19,987         $39,384             $31,202
 5/31/01            $29,336             $20,108         $39,648             $31,315
 6/30/01            $28,868             $20,184         $38,683             $30,813
 7/31/01            $28,752             $20,636         $38,302             $30,700
 8/31/01            $27,952             $20,873         $35,904             $29,849
 9/30/01            $26,226             $21,118         $33,003             $28,015

(3) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(4) The ten largest holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
(5) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(6) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information, and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned, adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(7) Portfolio holdings are subject to change.
(8) The chart compares the performance of the Wells Fargo Growth Balanced Fund Class A and Institutional Class shares since inception with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

INDEX ALLOCATION FUND

INVESTMENT OBJECTIVE

    The Wells Fargo Index Allocation Fund (the Fund) seeks to earn a high level of total return, consistent with the assumption of reasonable risk.

ADVISOR
    Wells Fargo Funds Management, LLC

SUB-ADVISOR
    Barclays Global Fund Advisors

FUND MANAGERS
    Team Managed

INCEPTION DATE
    04/07/88

PERFORMANCE HIGHLIGHTS

      The Fund's Class A shares underperformed the S&P 500 Index(1), which had a return of (26.62)%, versus the Fund's return of (27.42)%(2) for the twelve-month period ended September 30, 2001, excluding sales charges. The Fund's Class A shares underperformed the Lehman Brothers 20+ Treasury Index(3), which returned 13.55%. The Fund's Class A shares distributed no dividend income and $2.07 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
      Throughout the fiscal year, stocks declined amid signs of a slowing economy. Although share prices of technology and telecommunication stocks -- many of which had been trading at inflated prices -- initially were impacted the most by the sell-off, companies in other sectors soon came under pressure due to lower earnings forecasts. The downturn accelerated during the early months of 2001, as rising energy costs put additional strain on the U.S. economy and corporate profits. Subsequently, soaring energy costs, combined with a strong U.S. dollar, among other factors, sent the manufacturing sector into a tailspin from which it has yet to recover. In an attempt to revive the economy, the Federal Reserve Board (the Fed) aggressively cut short-term interest rates, twice during January alone. The markets continued to languish, with the S&P 500 Index logging its worst first quarter in 23 years.
      Beleaguered markets rallied in the second quarter of 2001 in response to the Fed's three additional rate cuts, a federal tax cut and some positive economic figures. While the gains were not sufficient to put the markets in positive territory for the year, they did help offset some of the losses from the first quarter. Unfortunately, the rally proved short-lived as news of earnings disappointments and layoffs continued to pour in. When the 2001 third quarter gross domestic product revealed that the economy was weakening even further, stocks plunged yet again. Only the health care and communication services sectors showed resilience in a down equity market. The terrorist attacks on September 11 may contribute to a recession in the short term -- and possibly hasten a recovery.
      By the end of the period, the Fund's portfolio was close to its strategic allocation with substantially all of its holdings in equities. This reflects our position that stocks were more attractively priced than bonds.

STRATEGIC OUTLOOK

    Falling interest rates and slumping stock prices have left equities about as inexpensive relative to bonds as they have been in over six years. Unfortunately, September's shock to the economy increased earnings uncertainties enough to keep investors on the sidelines. It is likely that a move back to stocks -- and a subsequent market rally -- may not take place until investors see a clearer picture of the nation's economic prospects.

(1) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF
FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
    Performance shown for Class A, Class B and Class C shares of the Wells Fargo Index Allocation Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Index Allocation Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares for periods prior to December 12, 1997, reflects performance of the Class A shares of the Overland Express Index Allocation Fund (the accounting survivor of a merger of the Stagecoach and Overland Funds on December 12, 1997). Performance shown for the Class B shares reflects performance of the Class D shares of the Overland Fund; and for periods prior to July 1, 1993, Class B shares performance reflects performance of the Class A shares of the Overland Fund adjusted to reflect sales charges and expenses of the Class B shares. Performance shown for the Class C shares reflects performance of the Class D shares of the Overland Fund adjusted to reflect sales charges and expenses; for periods prior to July 1, 1993, Class C share performance reflects performance of the Class A shares of the Overland Fund adjusted to reflect the sales charges and expenses of the Class C shares.
    For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent deferred sales charge for Class B shares is 5.00%. The maximum contingent deferred sales charge for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period.

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF SEPTEMBER 30, 2001)

                                                  Including Sales Charge       Excluding Sales Charge
                                                 -------------------------   --------------------------
                                                 1-Year    5-Year  10-Year    1-Year   5-Year   10-Year
CLASS A                                          (31.59)    6.32     9.99     (27.42)   7.59     10.64
CLASS B                                          (31.22)    6.45     9.87     (27.98)   6.74      9.87
CLASS C                                          (28.62)    6.76     9.89     (27.97)   6.76      9.89
BENCHMARK
  S&P 500 INDEX                                                               (26.62)  10.23     12.70
  LEHMAN BROTHERS 20+ TREASURY INDEX                                           13.55    9.97      9.58

TEN LARGEST HOLDINGS
(AS OF SEPTEMBER 30, 2001)
GENERAL ELECTRIC COMPANY                  3.83%
MICROSOFT CORPORATION                     2.85%
EXXON MOBIL CORPORATION                   2.82%
PFIZER INCORPORATED                       2.62%
WAL-MART STORES INCORPORATED              2.29%
AMERICAN INTERNATIONAL GROUP              2.12%
CITIGROUP INCORPORATED                    2.11%
U.S. TREASURY BILL, DUE 11/23/01          2.04%
JOHNSON & JOHNSON                         1.74%
IBM CORPORATION                           1.66%

STRATEGIC ALLOCATION
   STOCKS                                  100%

[CHART OF SECTOR DISTRIBUTION]

SECTOR DISTRIBUTION
(AS OF SEPTEMBER 30, 2001)
Financial                         20.5%
Technology                        15.9%
Health Care                       15.7%
Consumer Non-Cyclical              8.6%
Consumer Cyclical                  7.4%
Energy                             6.9%
Telecommunications                 6.5%
Consumer Services                  5.1%
Basic Materials                    3.7%
Industrials                        3.5%
Commercial Services                3.0%
Utilities                          2.8%
Transportation                     0.7%

DIVERSIFIED EQUITY STYLE CHARACTERISTICS
(AS OF SEPTEMBER 30, 2001)
BETA*                                       1.00
PRICE TO EARNINGS RATIO (TRAILING 12 MO.)   2.92x
PRICE TO BOOK RATIO                         3.48x
MEDIAN MARKET CAP. ($B)                    18.36
5 YEAR EARNINGS GROWTH (HISTORIC)          15.68%
NUMBER OF HOLDINGS                           505
PORTFOLIO TURNOVER                             4%

* A MEASURE OF THE FUND'S SENSITIVITY TO MARET MOVEMENTS. THE S&P 500 BENCHMARK BETA IS 1.00 BY DEFINITION.

ACTUAL ASSET ALLOCATION(4)
(AS OF SEPTEMBER 30, 2001)
STOCKS                                   98%
TREASURY BILLS                            2%

[CHART OF GROWTH OF $10,000 INVESTMENT]

GROWTH OF $10,000 INVESTMENT(5)

               WELLS FARGO                     LEHMAN BROTHERS
            INDEX ALLOCATION                         20+
              FUND - CLASS A  S&P 500 INDEX    TREASURY INDEX
 9/30/91           $9,425        $10,000           $10,000
10/31/91           $9,489        $10,134           $10,007
11/30/91           $9,345         $9,726           $10,047
12/31/91          $10,115        $10,838           $10,678
 1/31/92           $9,837        $10,637           $10,337
 2/29/92           $9,898        $10,774           $10,393
 3/31/92           $9,755        $10,565           $10,276
 4/30/92           $9,860        $10,875           $10,253
 5/31/92          $10,026        $10,928           $10,549
 6/30/92          $10,040        $10,766           $10,686
 7/31/92          $10,447        $11,205           $11,150
 8/31/92          $10,385        $10,976           $11,217
 9/30/92          $10,526        $11,105           $11,381
10/31/92          $10,455        $11,143           $11,141
11/30/92          $10,687        $11,523           $11,203
12/31/92          $10,867        $11,664           $11,524
 1/31/93          $11,048        $11,762           $11,844
 2/28/93          $11,333        $11,922           $12,258
 3/31/93          $11,502        $12,173           $12,284
 4/30/93          $11,310        $11,879           $12,373
 5/31/93          $11,521        $12,197           $12,428
 6/30/93          $11,668        $12,233           $12,975
 7/31/93          $11,687        $12,184           $13,226
 8/31/93          $12,101        $12,646           $13,799
 9/30/93          $12,001        $12,549           $13,831
10/31/93          $12,224        $12,808           $13,945
11/30/93          $12,098        $12,686           $13,569
12/31/93          $12,230        $12,840           $13,599
 1/31/94          $12,620        $13,276           $13,939
 2/28/94          $12,271        $12,916           $13,334
 3/31/94          $11,787        $12,353           $12,726
 4/30/94          $11,859        $12,511           $12,568
 5/31/94          $11,973        $12,717           $12,464
 6/30/94          $11,712        $12,405           $12,335
 7/31/94          $12,076        $12,812           $12,791
 8/31/94          $12,429        $13,337           $12,665
 9/30/94          $12,093        $13,011           $12,233
10/31/94          $12,208        $13,304           $12,193
11/30/94          $11,968        $12,819           $12,280
12/31/94          $12,146        $13,009           $12,482
 1/31/95          $12,442        $13,346           $12,822
 2/28/95          $12,863        $13,866           $13,182
 3/31/95          $13,148        $14,275           $13,306
 4/30/95          $13,469        $14,695           $13,546
 5/31/95          $14,088        $15,281           $14,663
 6/30/95          $14,411        $15,635           $14,840
 7/31/95          $14,861        $16,154           $14,577
 8/31/95          $14,884        $16,194           $14,926
 9/30/95          $15,484        $16,877           $15,221
10/31/95          $15,414        $16,817           $15,678
11/30/95          $16,062        $17,554           $16,086
12/31/95          $16,362        $17,893           $16,549
 1/31/96          $16,861        $18,501           $16,530
 2/29/96          $16,992        $18,673           $15,653
 3/31/96          $17,141        $18,852           $15,315
 4/30/96          $17,308        $19,129           $15,043
 5/31/96          $17,546        $19,621           $14,963
 6/30/96          $17,672        $19,696           $15,297
 7/31/96          $17,121        $18,825           $15,297
 8/31/96          $17,228        $19,222           $15,078
 9/30/96          $17,970        $20,303           $15,518
10/31/96          $18,513        $20,863           $16,168
11/30/96          $19,586        $22,438           $16,745
12/31/96          $19,151        $21,994           $16,308
 1/31/97          $19,999        $23,366           $16,162
 2/28/97          $20,081        $23,551           $16,165
 3/31/97          $19,375        $22,585           $15,721
 4/30/97          $20,201        $23,931           $16,120
 5/31/97          $21,000        $25,393           $16,307
 6/30/97          $21,739        $26,523           $16,648
 7/31/97          $23,318        $28,632           $17,715
 8/31/97          $22,168        $27,029           $17,168
 9/30/97          $23,202        $28,507           $17,677
10/31/97          $22,618        $27,555           $18,328
11/30/97          $23,591        $28,831           $18,616
12/31/97          $23,972        $29,327           $18,946
 1/31/98          $24,204        $29,649           $19,343
 2/28/98          $25,889        $31,787           $19,189
 3/31/98          $27,144        $33,415           $19,227
 4/30/98          $27,376        $33,755           $19,292
 5/31/98          $26,881        $33,175           $19,700
 6/30/98          $27,934        $34,522           $20,218
 7/31/98          $27,624        $34,156           $20,103
 8/31/98          $23,631        $29,220           $21,086
 9/30/98          $25,106        $31,093           $21,863
10/31/98          $27,135        $33,621           $21,491
11/30/98          $28,745        $35,659           $21,690
12/31/98          $30,340        $37,712           $21,639
 1/31/99          $31,560        $39,300           $21,845
 2/28/99          $30,565        $38,074           $20,677
 3/31/99          $31,746        $39,597           $20,586
 4/30/99          $32,950        $41,129           $20,603
 5/31/99          $32,147        $40,159           $20,276
 6/30/99          $33,878        $42,343           $20,028
 7/31/99          $32,801        $41,021           $19,913
 8/31/99          $32,609        $40,818           $19,820
 9/30/99          $31,689        $39,699           $19,963
10/31/99          $33,666        $42,212           $19,965
11/30/99          $34,309        $43,069           $19,814
12/31/99          $36,274        $45,606           $19,463
 1/31/00          $34,531        $43,317           $19,802
 2/29/00          $33,966        $42,498           $20,505
 3/31/00          $37,253        $46,654           $21,272
 4/30/00          $36,108        $45,250           $21,070
 5/31/00          $35,328        $44,322           $20,965
 6/30/00          $36,158        $45,417           $21,420
 7/31/00          $35,560        $44,709           $21,844
 8/31/00          $37,718        $47,485           $22,377
 9/30/00          $35,693        $44,978           $21,994
10/31/00          $35,527        $44,789           $22,362
11/30/00          $32,705        $41,260           $23,120
12/31/00          $32,847        $41,462           $23,661
 1/31/01          $33,973        $42,934           $23,658
 2/28/01          $30,852        $39,018           $24,075
 3/31/01          $28,895        $36,544           $23,882
 4/30/01          $31,092        $39,384           $23,132
 5/31/01          $31,259        $39,648           $23,172
 6/30/01          $30,465        $38,683           $23,411
 7/31/01          $30,132        $38,302           $24,335
 8/31/01          $28,212        $35,904           $24,919
 9/30/01          $25,904        $33,003           $24,976

(3) The Lehman Brothers 20+ Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(4) Portfolio holdings are subject to change.
(5) The chart compares the performance of the Wells Fargo Index Allocation Fund Class A shares since inception with the S&P 500 Index and the Lehman Brothers 20+ Treasury Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses while assuming the maximum initial sales charge of 5.75%.

MODERATE BALANCED FUND

INVESTMENT OBJECTIVE

    The Wells Fargo Moderate Balanced Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks, bonds and other fixed-income securities.

ADVISOR
    Wells Fargo Funds Management, LLC

SUB-ADVISOR
    Wells Capital Management Incorporated

CORE PORTFOLIO SUB-ADVISORS
    Galliard Capital Management
    Peregrine Capital Management
    Schroder Investment Management North America
    Smith Asset Management Group
    Wells Capital Management Incorporated

FUND MANAGERS
   Collectively Managed

INCEPTION DATE
    04/30/89

PERFORMANCE HIGHLIGHTS

      The Fund's Institutional Class shares returned (1.98)%(1) for the twelve-month period ended September 30, 2001. The Fund significantly outperformed its benchmark, the S&P 500 Index(2), which returned (26.62)%; but underperformed the Lehman Brothers Aggregate Bond Index(3), which returned 12.95%, during the period. The Fund's Institutional Class shares distributed $0.87 per share in dividend income and $1.26 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
      During the past twelve months, the Fund's stock holdings significantly underperformed its bond holdings. However, market volatility and the decoupling of the stock and bond markets created opportunities for the Tactical Asset Allocation (TAA) Model to add significant value by shifting between stocks and bonds over this period. The philosophy of the TAA Model is to shift toward stocks or bonds when a compelling valuation differential exists between the two markets. As a result, the TAA Model signaled a 10% shift from stocks to bonds between November 29, 1999 and November 30, 2000, after which the Fund returned to its long-term strategic allocation of 40% stocks and 60% bonds. It also signaled a 10% shift from bonds to stocks between March 15, 2001 and April 30, 2001, before the Fund returned to its strategic allocation. Finally, the TAA Model signaled a 10% shift from bonds to stocks on September 7, 2001 that was maintained through the end of the period.
      In implementing the shifts between stocks and bonds, we used futures to keep the Fund's underlying assets near its long-term strategic allocation. With the futures overlay, the Fund had an effective asset allocation of 50% stocks and 50% bonds when we emphasized stocks, and 30% stocks and 70% bonds when we emphasized bonds.
      The TAA shift toward bonds throughout much of 2000 added 2.4% of incremental return to the Fund, while the shift toward stocks during the second quarter of 2001 added 1.8% of incremental return. While it is not uncommon for the valuation disparity to become more compelling immediately following an asset shift, the tragic events of September 11 exacerbated the overall decline in stock prices following our most recent shift toward stocks.

STRATEGIC OUTLOOK

      We expect the Fund to remain over-weighted in stocks until the relative valuation between stocks and bonds returns to more normal levels. The TAA Model will continue to signal shifts among stocks and bonds in an effort to capitalize on opportunities in the marketplace.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF
FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
    Performance shown for the Institutional Class shares of the Wells Fargo Moderate Balanced Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Moderate Balanced Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (1940 Act) nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results. Institutional Class shares are sold without sales charges.

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)

                                                                  Excluding Sales Charge
                                                                  --------------------------
                                                                  1-Year   5-Year    10-Year
   INSTITUTIONAL CLASS                                             (1.98)   9.61      9.30
   BENCHMARK
     S&P 500 INDEX                                                (26.62)  10.23     12.70
     LEHMAN BROTHERS AGGREGATE BOND INDEX                          12.95    8.06      7.76

   DIVERSIFIED EQUITY STYLE CHARACTERISTICS
   (AS OF SEPTEMBER 30, 2001)
   BETA*                                        0.90
   DIVIDEND YIELD                               1.48%
   PRICE TO EARNINGS RATIO (TRAILING 12 MO.)    2.92x
   PRICE TO BOOK RATIO                          3.48x
   MEDIAN MARKET CAP ($B)                      18.36
   5-YEAR EARNINGS GROWTH (HISTORIC)           15.68%
   NUMBER OF HOLDINGS                           1900
   PORTFOLIO TURNOVER                             69%

* A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

[CHART OF ACTUAL ASSET ALLOCATION]

ACTUAL ASSET ALLOCATION(7)
(AS OF SEPTEMBER 30, 2001)
Bonds                                             55%
Stocks                                            39%
Cash                                               6%

   TEN LARGEST HOLDINGS(4)
   (AS OF SEPTEMBER 30, 2001)
   UST BOND, 5.25%, 2/15/29                  1.69%
   BEAR STEARNS COS INC                      1.45%
   UST BOND 7.25%, 5/15/16                   1.21%
   UST BOND, 5.25%, 11/15/28                 1.20%
   PFIZER INC                                1.04%
   AMERICAN INT'L GROUP                      0.99%
   UST BOND 3.50% 1/15/11                    0.93%
   UST BOND, 6.75%, 8/15/26                  0.85%
   UST BILL, DUE 2/28/02                     0.85%
   FHLMC FHR 2356 GB                         0.85%

   DIVERSIFIED BOND STYLE CHARACTERISTICS
   (AS OF SEPTEMBER 30, 2001)
   AVERAGE CREDIT QUALITY(5)                      AA
   AVERAGE MATURITY                             7.12 YEARS
   DURATION                                     4.13 YEARS
   SEC YIELD(6) AS OF 9/30/01                   5.00%

[CHART OF GROWTH OF $10,000 CHART]

GROWTH OF $10,000 CHART(8)

             WELLS FARGO MODERATE                           LEHMAN BROTHERS
            BALANCED FUND - CLASS I    S&P 500 INDEX      AGGREGATE BOND INDEX
 9/30/91                $10,000          $10,000               $10,000
10/31/91                $10,143          $10,134               $10,111
11/30/91                $10,055           $9,726               $10,204
12/31/91                $10,559          $10,838               $10,507
 1/31/92                $10,527          $10,637               $10,364
 2/29/92                $10,562          $10,774               $10,432
 3/31/92                $10,462          $10,565               $10,373
 4/30/92                $10,556          $10,875               $10,448
 5/31/92                $10,681          $10,928               $10,645
 6/30/92                $10,654          $10,766               $10,791
 7/31/92                $10,773          $11,205               $11,012
 8/31/92                $10,758          $10,976               $11,123
 9/30/92                $10,875          $11,105               $11,255
10/31/92                $10,864          $11,143               $11,106
11/30/92                $11,082          $11,523               $11,108
12/31/92                $11,196          $11,664               $11,285
 1/31/93                $11,228          $11,762               $11,501
 2/28/93                $11,231          $11,922               $11,702
 3/31/93                $11,440          $12,173               $11,751
 4/30/93                $11,366          $11,879               $11,833
 5/31/93                $11,534          $12,197               $11,848
 6/30/93                $11,595          $12,233               $12,063
 7/31/93                $11,653          $12,184               $12,131
 8/31/93                $11,974          $12,646               $12,344
 9/30/93                $12,030          $12,549               $12,378
10/31/93                $12,136          $12,808               $12,424
11/30/93                $11,988          $12,686               $12,318
12/31/93                $12,188          $12,840               $12,385
 1/31/94                $12,430          $13,276               $12,552
 2/28/94                $12,247          $12,916               $12,334
 3/31/94                $11,938          $12,353               $12,030
 4/30/94                $11,988          $12,511               $11,934
 5/31/94                $12,023          $12,717               $11,932
 6/30/94                $11,861          $12,405               $11,906
 7/31/94                $12,092          $12,812               $12,143
 8/31/94                $12,360          $13,337               $12,158
 9/30/94                $12,237          $13,011               $11,979
10/31/94                $12,301          $13,304               $11,968
11/30/94                $12,140          $12,819               $11,941
12/31/94                $12,239          $13,009               $12,024
 1/31/95                $12,339          $13,346               $12,262
 2/28/95                $12,566          $13,866               $12,553
 3/31/95                $12,750          $14,275               $12,630
 4/30/95                $12,928          $14,695               $12,807
 5/31/95                $13,233          $15,281               $13,302
 6/30/95                $13,474          $15,635               $13,400
 7/31/95                $13,751          $16,154               $13,370
 8/31/95                $13,815          $16,194               $13,531
 9/30/95                $14,091          $16,877               $13,663
10/31/95                $14,077          $16,817               $13,841
11/30/95                $14,347          $17,554               $14,048
12/31/95                $14,486          $17,893               $14,245
 1/31/96                $14,687          $18,501               $14,340
 2/29/96                $14,680          $18,673               $14,090
 3/31/96                $14,747          $18,852               $13,992
 4/30/96                $14,910          $19,129               $13,914
 5/31/96                $15,066          $19,621               $13,886
 6/30/96                $15,111          $19,696               $14,072
 7/31/96                $14,813          $18,825               $14,111
 8/31/96                $14,955          $19,222               $14,087
 9/30/96                $15,378          $20,303               $14,332
10/31/96                $15,534          $20,863               $14,650
11/30/96                $16,040          $22,438               $14,901
12/31/96                $15,950          $21,994               $14,762
 1/31/97                $16,310          $23,366               $14,807
 2/28/97                $16,326          $23,551               $14,844
 3/31/97                $15,974          $22,585               $14,680
 4/30/97                $16,365          $23,931               $14,900
 5/31/97                $16,881          $25,393               $15,040
 6/30/97                $17,303          $26,523               $15,219
 7/31/97                $18,085          $28,632               $15,629
 8/31/97                $17,561          $27,029               $15,496
 9/30/97                $18,155          $28,507               $15,725
10/31/97                $18,030          $27,555               $15,953
11/30/97                $18,272          $28,831               $16,026
12/31/97                $18,503          $29,327               $16,187
 1/31/98                $18,743          $29,649               $16,395
 2/28/98                $19,276          $31,787               $16,383
 3/31/98                $19,663          $33,415               $16,439
 4/30/98                $19,835          $33,755               $16,525
 5/31/98                $19,758          $33,175               $16,682
 6/30/98                $20,153          $34,522               $16,823
 7/31/98                $19,999          $34,156               $16,859
 8/31/98                $18,976          $29,220               $17,133
 9/30/98                $19,603          $31,093               $17,535
10/31/98                $20,239          $33,621               $17,442
11/30/98                $20,910          $35,659               $17,541
12/31/98                $21,601          $37,712               $17,594
 1/31/99                $22,013          $39,300               $17,719
 2/28/99                $21,518          $38,074               $17,410
 3/31/99                $21,922          $39,597               $17,506
 4/30/99                $22,343          $41,129               $17,562
 5/31/99                $22,132          $40,159               $17,408
 6/30/99                $22,600          $42,343               $17,353
 7/31/99                $22,408          $41,021               $17,279
 8/31/99                $22,307          $40,818               $17,270
 9/30/99                $22,169          $39,699               $17,470
10/31/99                $22,609          $42,212               $17,535
11/30/99                $22,930          $43,069               $17,534
12/31/99                $23,335          $45,606               $17,449
 1/31/00                $23,115          $43,317               $17,392
 2/29/00                $23,445          $42,498               $17,602
 3/31/00                $24,325          $46,654               $17,834
 4/30/00                $24,085          $45,250               $17,783
 5/31/00                $23,885          $44,322               $17,775
 6/30/00                $24,415          $45,417               $18,145
 7/31/00                $24,495          $44,709               $18,310
 8/31/00                $25,114          $47,485               $18,575
 9/30/00                $24,825          $44,978               $18,692
10/31/00                $25,014          $44,789               $18,816
11/30/00                $24,964          $41,260               $19,124
12/31/00                $25,556          $41,462               $19,480
 1/31/01                $25,839          $42,934               $19,800
 2/28/01                $25,206          $39,018               $19,972
 3/31/01                $24,682          $36,544               $20,072
 4/30/01                $25,632          $39,384               $19,987
 5/31/01                $25,741          $39,648               $20,108
 6/30/01                $25,512          $38,683               $20,184
 7/31/01                $25,599          $38,302               $20,636
 8/31/01                $25,228          $35,904               $20,873
 9/30/01                $24,333          $33,003               $21,118

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(4) The ten largest holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
(5) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(6) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information, and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(7) Portfolio holdings are subject to change.
(8) The chart compares the performance of the Wells Fargo Moderate Balanced Fund Institutional Class shares since inception with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

STRATEGIC INCOME FUND

 INVESTMENT OBJECTIVE

    The Wells Fargo Strategic Income Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversifying investments in bonds, other fixed-income investments and stocks.

ADVISOR
    Wells Fargo Funds Management, LLC

SUB-ADVISOR
    Wells Capital Management Incorporated

CORE PORTFOLIO SUB-ADVISORS
    Galliard Capital Management
    Peregrine Capital Management
    Schroder Investment Management North America
    Smith Asset Management Group
    Wells Capital Management Incorporated

FUND MANAGERS
    Collectively Managed

INCEPTION DATE
   04/30/89

PERFORMANCE HIGHLIGHTS

      The Fund's Institutional Class shares returned 3.89%(1) for the twelve-month period ended September 30, 2001. The Fund significantly outperformed its benchmark, the S&P 500 Index(2), which returned (26.62)%, but underperformed the Lehman Brothers Aggregate Bond Index(3), which returned 12.95% for the period. The Fund's Institutional Class shares distributed $0.93 per share in dividend income and $0.37 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
      During the past twelve months, the Fund's stock holdings significantly underperformed its bond holdings. However, market volatility and the decoupling of the stock and bond markets created opportunities for the Tactical Asset Allocation (TAA) Model to add significant value by shifting between stocks and bonds over this period. The philosophy of the TAA Model is to shift toward stocks or bonds when a compelling valuation differential exists between the two markets. As a result, the TAA Model signaled a 5% shift from stocks to bonds between November 29, 1999 and November 30, 2000, after which the Fund returned to its long-term strategic allocation of 20% stocks and 80% bonds. It also signaled a 5% shift from bonds to stocks between March 15, 2001 and April 30, 2001, before the Fund returned to its strategic allocation. Finally, the TAA Model signaled a 5% shift from bonds to stocks on September 7, 2001 that was maintained through the end of the period.
      In implementing the shifts between stocks and bonds, we used futures to keep the Fund's underlying assets near its long-term strategic allocation. With the futures overlay, the Fund had an effective asset allocation of 25% stocks and 75% bonds when we emphasized stocks, and 15% stocks and 85% bonds when we emphasized bonds.
      The TAA shift toward bonds throughout much of 2000 added 1.1% of incremental return to the Fund, while the shift toward stocks during the second quarter of this year added 1.3% of incremental return. While it is not uncommon for the valuation disparity to become more compelling immediately following an asset shift, the tragic events of September 11 exacerbated the overall decline in stock prices following our most recent shift toward stocks.

STRATEGIC OUTLOOK

      The Fund expects to remain over-weighted in stocks until the relative valuation between stocks and bonds returns to more normal levels. The TAA Model will continue to signal shifts among stocks and bonds in an effort to capitalize on opportunities in the marketplace.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for the Institutional Class shares of the Wells Fargo Strategic Income Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Strategic Income Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (1940 Act) nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results. Institutional Class shares are sold without sales charges.
(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2001)

                                                                              Excluding Sales Charge
                                                                            ---------------------------

                                                                              1-Year   5-Year    10-Year
   INSTITUTIONAL CLASS                                                          3.89    8.71      8.18
   BENCHMARK
     S&P 500 INDEX                                                            (26.62)  10.23     12.70
     LEHMAN BROTHERS AGGREGATE BOND INDEX                                      12.95    8.06      7.76

   DIVERSIFIED EQUITY STYLE CHARACTERISTICS
   (AS OF SEPTEMBER 30, 2001)
   BETA*                                        0.90
   DIVIDEND YIELD                               1.48%
   PRICE TO EARNINGS RATIO (TRAILING 12 MO.)   21.92x
   PRICE TO BOOK RATIO                          3.48x
   MEDIAN MARKET CAP ($B)                      18.36
   5 YEAR EARNINGS GROWTH (HISTORIC)           15.68%
   NUMBER OF HOLDINGS                           1899
   PORTFOLIO TURNOVER                             77%

* A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

[CHART OF STRATEGIC ALLOCATION]

   STRATEGIC ALLOCATION(7)
Diversified Bond Style                            55%
Stable Income Style                               25%
Diversified Equity Style                          20%

[CHART OF ACTUAL ASSET ALLOCATION]

   ACTUAL ASSET ALLOCATION(7)
   (AS OF SEPTEMBER 30, 2001)
Bonds                                             81%
Stocks                                            19%

   TEN LARGEST HOLDINGS(4)
   (AS OF SEPTEMBER 30, 2001)
   UST BOND 7.25%, 5/15/16                   7.25%
   UST BOND, 6.75%, 8/15/26                  6.75%
   FNMA                                      6.63%
   FNMA                                      6.38%
   FHLMC FHR 2356 GB                         6.00%
   FNR 2001-5                                6.00%
   UST BOND, 5.25%, 2/15/29                  5.25%
   UST BOND, 5.25%, 11/15/28                 5.25%
   UST BOND 3.50% 1/15/11                    3.50%
   BEAR STEARNS COS INC                      3.40%

   DIVERSIFIED BOND STYLE CHARACTERISTICS
   (AS OF SEPTEMBER 30, 2001)
   AVERAGE CREDIT QUALITY(5)                   AA
   AVERAGE MATURITY                     7.12YEARS
   DURATION                             4.13YEARS
   SEC YIELD(6) AS OF 9/30/01                5.00%

[CHART OF GROWTH OF $10,000 INVESTMENT]

GROWTH OF $10,000 INVESTMENT(8)

               WELLS FARGO STRATEGIC                       LEHMAN BROTHERS
               INCOME FUND - CLASS I  S&P 500 INDEX      AGGREGATE BOND INDEX
 9/30/91                $10,000         $10,000               $10,000
10/31/91                $10,120         $10,134               $10,111
11/30/91                $10,083          $9,726               $10,204
12/31/91                $10,450         $10,838               $10,507
 1/31/92                $10,435         $10,637               $10,364
 2/29/92                $10,474         $10,774               $10,432
 3/31/92                $10,415         $10,565               $10,373
 4/30/92                $10,497         $10,875               $10,448
 5/31/92                $10,610         $10,928               $10,645
 6/30/92                $10,634         $10,766               $10,791
 7/31/92                $10,704         $11,205               $11,012
 8/31/92                $10,723         $10,976               $11,123
 9/30/92                $10,836         $11,105               $11,255
10/31/92                $10,815         $11,143               $11,106
11/30/92                $10,978         $11,523               $11,108
12/31/92                $11,081         $11,664               $11,285
 1/31/93                $11,116         $11,762               $11,501
 2/28/93                $11,136         $11,922               $11,702
 3/31/93                $11,294         $12,173               $11,751
 4/30/93                $11,263         $11,879               $11,833
 5/31/93                $11,381         $12,197               $11,848
 6/30/93                $11,457         $12,233               $12,063
 7/31/93                $11,510         $12,184               $12,131
 8/31/93                $11,768         $12,646               $12,344
 9/30/93                $11,822         $12,549               $12,378
10/31/93                $11,905         $12,808               $12,424
11/30/93                $11,793         $12,686               $12,318
12/31/93                $11,942         $12,840               $12,385
 1/31/94                $12,132         $13,276               $12,552
 2/28/94                $11,983         $12,916               $12,334
 3/31/94                $11,774         $12,353               $12,030
 4/30/94                $11,803         $12,511               $11,934
 5/31/94                $11,818         $12,717               $11,932
 6/30/94                $11,732         $12,405               $11,906
 7/31/94                $11,903         $12,812               $12,143
 8/31/94                $12,061         $13,338               $12,158
 9/30/94                $11,983         $13,011               $11,979
10/31/94                $12,024         $13,304               $11,968
11/30/94                $11,926         $12,819               $11,941
12/31/94                $12,000         $13,009               $12,024
 1/31/95                $12,111         $13,346               $12,262
 2/28/95                $12,304         $13,866               $12,553
 3/31/95                $12,444         $14,275               $12,630
 4/30/95                $12,585         $14,695               $12,807
 5/31/95                $12,859         $15,281               $13,302
 6/30/95                $13,021         $15,636               $13,400
 7/31/95                $13,177         $16,154               $13,370
 8/31/95                $13,258         $16,194               $13,531
 9/30/95                $13,458         $16,877               $13,663
10/31/95                $13,473         $16,817               $13,841
11/30/95                $13,680         $17,554               $14,048
12/31/95                $13,813         $17,893               $14,245
 1/31/96                $13,954         $18,501               $14,340
 2/29/96                $13,915         $18,673               $14,090
 3/31/96                $13,962         $18,852               $13,992
 4/30/96                $14,055         $19,129               $13,914
 5/31/96                $14,165         $19,621               $13,886
 6/30/96                $14,220         $19,696               $14,072
 7/31/96                $14,048         $18,825               $14,111
 8/31/96                $14,149         $19,222               $14,087
 9/30/96                $14,454         $20,303               $14,332
10/31/96                $14,610         $20,863               $14,650
11/30/96                $14,978         $22,438               $14,901
12/31/96                $14,917         $21,994               $14,762
 1/31/97                $15,127         $23,366               $14,807
 2/28/97                $15,136         $23,551               $14,844
 3/31/97                $14,892         $22,585               $14,680
 4/30/97                $15,178         $23,931               $14,900
 5/31/97                $15,522         $25,393               $15,040
 6/30/97                $15,817         $26,523               $15,219
 7/31/97                $16,405         $28,632               $15,629
 8/31/97                $16,052         $27,029               $15,496
 9/30/97                $16,472         $28,507               $15,725
10/31/97                $16,548         $27,555               $15,953
11/30/97                $16,707         $28,831               $16,026
12/31/97                $16,891         $29,327               $16,187
 1/31/98                $17,109         $29,649               $16,395
 2/28/98                $17,353         $31,787               $16,383
 3/31/98                $17,562         $33,415               $16,439
 4/30/98                $17,679         $33,755               $16,525
 5/31/98                $17,716         $33,175               $16,682
 6/30/98                $17,987         $34,522               $16,823
 7/31/98                $17,924         $34,156               $16,859
 8/31/98                $17,598         $29,220               $17,133
 9/30/98                $18,051         $31,093               $17,535
10/31/98                $18,295         $33,621               $17,442
11/30/98                $18,649         $35,659               $17,541
12/31/98                $18,992         $37,712               $17,594
 1/31/99                $19,223         $39,300               $17,719
 2/28/99                $18,867         $38,074               $17,410
 3/31/99                $19,098         $39,597               $17,506
 4/30/99                $19,329         $41,129               $17,562
 5/31/99                $19,213         $40,159               $17,408
 6/30/99                $19,406         $42,343               $17,353
 7/31/99                $19,329         $41,021               $17,279
 8/31/99                $19,280         $40,818               $17,270
 9/30/99                $19,290         $39,700               $17,470
10/31/99                $19,502         $42,212               $17,535
11/30/99                $19,656         $43,069               $17,534
12/31/99                $19,835         $45,606               $17,449
 1/31/00                $19,752         $43,317               $17,392
 2/29/00                $20,031         $42,498               $17,602
 3/31/00                $20,558         $46,654               $17,834
 4/30/00                $20,414         $45,250               $17,783
 5/31/00                $20,310         $44,322               $17,775
 6/30/00                $20,713         $45,417               $18,145
 7/31/00                $20,837         $44,709               $18,310
 8/31/00                $21,230         $47,485               $18,575
 9/30/00                $21,127         $44,978               $18,692
10/31/00                $21,282         $44,789               $18,816
11/30/00                $21,427         $41,260               $19,124
12/31/00                $21,861         $41,462               $19,480
 1/31/01                $22,093         $42,934               $19,800
 2/28/01                $21,927         $39,018               $19,972
 3/31/01                $21,751         $36,544               $20,072
 4/30/01                $22,115         $39,384               $19,987
 5/31/01                $22,214         $39,648               $20,108
 6/30/01                $22,159         $38,683               $20,184
 7/31/01                $22,357         $38,302               $20,636
 8/31/01                $22,280         $35,904               $20,873
 9/30/01                $21,949         $33,003               $21,118

(3) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(4) The ten largest holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
(5) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(6) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information, and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(7) Portfolio holdings are subject to change.
(8) The chart compares the performance of the Wells Fargo Strategic Income Fund Institutional Class shares since inception with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2001

AGGRESSIVE BALANCED-EQUITY FUND

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                                                               VALUE
   N/A      WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                                                        $  1,635,245
   N/A      WELLS FARGO INCOME EQUITY PORTFOLIO                                                               16,308,958
   N/A      WELLS FARGO INDEX PORTFOLIO                                                                       16,265,800
   N/A      WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                                         4,226,669
   N/A      WELLS FARGO INTERNATIONAL PORTFOLIO                                                                5,470,432
   N/A      WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO                                                       1,626,057
   N/A      WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                        13,025,460
   N/A      WELLS FARGO MANAGED FIXED INCOME PORTFOLIO                                                         8,116,563
   N/A      WELLS FARGO POSITIVE RETURN BOND PORTFOLIO                                                         5,417,436
   N/A      WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                              1,612,498
   N/A      WELLS FARGO SMALL CAP VALUE PORTFOLIO                                                              1,628,630
   N/A      WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                         1,621,062
   N/A      WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                          1,634,311
   N/A      WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO                                                         2,703,959

TOTAL INVESTMENT IN CORE PORTFOLIOS - 98.05% (COST $88,551,657)                                               81,293,080
                                                                                                            ------------

PRINCIPAL                                                                     INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 1.30%

US TREASURY BILLS - 1.30%
$ 1,085,000 US TREASURY BILL#                                                    2.56%+         2/28/02        1,074,511
                                                                                                            ------------

TOTAL US TREASURY BILLS (COST $1,073,699)                                                                      1,074,511
                                                                                                            ------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS AND SECURITIES - 99.35% (COST $89,625,356)                               82,367,591
                                                                                                            ------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS AND SECURITIES
(COST $89,625,356)                                    99.35%                                                $ 82,367,591

OTHER ASSETS AND LIABILITIES, NET                      0.65                                                      540,268
                                                     ------                                                 ------------

TOTAL NET ASSETS                                     100.00%                                                $ 82,907,859
                                                     ------                                                 ------------

+ YIELD TO MATURITY.
# SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ASSET ALLOCATION FUND

SHARES       SECURITY NAME                                                                                     VALUE
COMMON STOCK - 67.43%

AMUSEMENT & RECREATION SERVICES - 0.02%
     12,787  HARRAH'S ENTERTAINMENT INCORPORATED+                                                           $    345,377
                                                                                                            ------------
APPAREL & ACCESSORY STORES - 0.23%
     93,355  GAP INCORPORATED                                                                                  1,115,591
     36,137  KOHL'S CORPORATION+                                                                               1,734,576
     46,386  LIMITED INCORPORATED                                                                                440,667
     14,603  NORDSTROM INCORPORATED                                                                              211,013

                                                                                                               3,501,847
                                                                                                            ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.04%
      5,748  LIZ CLAIBORNE INCORPORATED                                                                          216,700
     12,226  VF CORPORATION                                                                                      357,855

                                                                                                                 574,555
                                                                                                            ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.04%
     12,133  AUTOZONE INCORPORATED+                                                                              629,217
                                                                                                            ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
      6,581  RYDER SYSTEM INCORPORATED                                                                           131,554
                                                                                                            ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.03%
      6,462  CENTEX CORPORATION                                                                                  217,963
      4,855  KB HOME                                                                                             137,931
      4,888  PULTE HOMES INCORPORATED                                                                            149,817

                                                                                                                 505,711
                                                                                                            ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.84%
    253,223  HOME DEPOT INCORPORATED                                                                           9,716,167
     83,528  LOWE'S COMPANIES INCORPORATED                                                                     2,643,661
     17,004  SHERWIN-WILLIAMS COMPANY                                                                            377,829

                                                                                                              12,737,657
                                                                                                            ------------

BUSINESS SERVICES - 5.37%
     26,023  ADOBE SYSTEMS INCORPORATED                                                                          624,032
    480,769  AOL TIME WARNER INCORPORATED+                                                                    15,913,454
      5,852  AUTODESK INCORPORATED                                                                               187,615
     67,729  AUTOMATIC DATA PROCESSING INCORPORATED                                                            3,185,972
     26,562  BMC SOFTWARE INCORPORATED+                                                                          337,337
     96,334  CENDANT CORPORATION+                                                                              1,233,075
     20,098  CITRIX SYSTEMS INCORPORATED+                                                                        397,940
     62,616  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                    1,611,736
     18,364  COMPUTER SCIENCES CORPORATION+                                                                      609,134
     40,032  COMPUWARE CORPORATION+                                                                              333,467
     26,120  CONCORD EFS INCORPORATED+                                                                         1,278,574
     18,623  CONVERGYS CORPORATION+                                                                              516,788
      7,745  DELUXE CORPORATION                                                                                  267,512
     50,822  ELECTRONIC DATA SYSTEMS CORPORATION                                                               2,926,329

                                       15

SHARES       SECURITY NAME                                                                                      VALUE
     15,590  EQUIFAX INCORPORATED                                                                           $    341,421
     42,521  FIRST DATA CORPORATION                                                                            2,477,273
     20,278  FISERV INCORPORATED+                                                                                691,683
     32,049  IMS HEALTH INCORPORATED                                                                             802,827
     40,717  INTERPUBLIC GROUP OF COMPANIES INCORPORATED                                                         830,627
     22,683  INTUIT INCORPORATED+                                                                                812,051
      9,003  MERCURY INTERACTIVE CORPORATION+                                                                    171,417
    584,068  MICROSOFT CORPORATION+                                                                           29,886,758
     10,519  NCR CORPORATION+                                                                                    311,888
     39,379  NOVELL INCORPORATED+                                                                                144,127
     20,155  OMNICOM GROUP INCORPORATED                                                                        1,308,060
    609,173  ORACLE CORPORATION+                                                                               7,663,396
     28,894  PARAMETRIC TECHNOLOGY CORPORATION+                                                                  149,960
     31,962  PEOPLESOFT INCORPORATED+                                                                            576,594
     19,119  ROBERT HALF INTERNATIONAL INCORPORATED+                                                             382,571
     13,563  SAPIENT CORPORATION+                                                                                 52,218
     49,235  SIEBEL SYSTEMS INCORPORATED+                                                                        640,547
    353,568  SUN MICROSYSTEMS INCORPORATED+                                                                    2,924,005
     11,547  TMP WORLDWIDE INCORPORATED+                                                                         327,819
     34,465  UNISYS CORPORATION+                                                                                 298,467
     43,223  VERITAS SOFTWARE CORPORATION+                                                                       797,032
     61,627  YAHOO! INCORPORATED+                                                                                542,934

                                                                                                              81,556,640
                                                                                                            ------------

CHEMICALS & ALLIED PRODUCTS - 9.23%
    168,115  ABBOTT LABORATORIES                                                                               8,716,763
     24,761  AIR PRODUCTS & CHEMICALS INCORPORATED                                                               955,279
      6,145  ALBERTO CULVER COMPANY                                                                              238,979
    142,692  AMERICAN HOME PRODUCTS CORPORATION                                                                8,311,809
    113,256  AMGEN INCORPORATED+                                                                               6,654,923
     11,985  AVERY DENNISON CORPORATION                                                                          567,010
     25,817  AVON PRODUCTS INCORPORATED                                                                        1,194,036
     16,114  BIOGEN INCORPORATED+                                                                                895,616
    210,936  BRISTOL-MYERS SQUIBB COMPANY                                                                     11,719,604
     20,646  CHIRON CORPORATION+                                                                                 917,302
     25,717  CLOROX COMPANY                                                                                      951,529
     60,910  COLGATE-PALMOLIVE COMPANY                                                                         3,548,008
     97,393  DOW CHEMICAL COMPANY                                                                              3,190,595
    113,163  E I DU PONT DE NEMOURS & COMPANY                                                                  4,245,875
      8,353  EASTMAN CHEMICAL COMPANY                                                                            303,214
     13,889  ECOLAB INCORPORATED                                                                                 504,587
    121,986  ELI LILLY & COMPANY                                                                               9,844,270
     19,091  FOREST LABORATORIES INCORPORATED+                                                                 1,377,225
    114,425  GILLETTE COMPANY                                                                                  3,409,865
      5,464  GREAT LAKES CHEMICAL CORPORATION                                                                    120,754
     52,744  IMMUNEX CORPORATION+                                                                                983,676

                                       16

SHARES       SECURITY NAME                                                                                      VALUE
     10,398  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                $    287,921
     24,831  KING PHARMACEUTICALS INCORPORATED+                                                                1,041,660
     23,133  MEDIMMUNE INCORPORATED+                                                                             824,229
    248,842  MERCK & COMPANY INCORPORATED                                                                     16,572,875
    685,049  PFIZER INCORPORATED                                                                              27,470,465
    141,186  PHARMACIA CORPORATION                                                                             5,726,504
     18,345  PPG INDUSTRIES INCORPORATED                                                                         839,284
     17,412  PRAXAIR INCORPORATED                                                                                731,304
    140,584  PROCTER & GAMBLE COMPANY                                                                         10,233,107
     23,914  ROHM & HAAS COMPANY                                                                                 783,423
    158,755  SCHERING-PLOUGH CORPORATION                                                                       5,889,811
      8,213  SIGMA ALDRICH                                                                                       371,228
     11,520  WATSON PHARMACEUTICALS INCORPORATED+                                                                630,259

                                                                                                             140,052,989
                                                                                                            ------------

COMMUNICATIONS - 5.03%
     33,974  ALLTEL CORPORATION                                                                                1,968,793
    374,467  AT&T CORPORATION                                                                                  7,227,211
    274,585  AT&T WIRELESS SERVICES+                                                                           4,102,295
     30,935  AVAYA INCORPORATED+                                                                                 306,257
    203,381  BELLSOUTH CORPORATION                                                                             8,450,480
     15,352  CENTURYTEL INCORPORATED                                                                             514,292
          1  CERTEGY INCORPORATED+                                                                                    13
     31,082  CITIZENS COMMUNICATIONS COMPANY+                                                                    292,171
     63,737  CLEAR CHANNEL COMMUNICATIONS INCORPORATED+                                                        2,533,546
    102,587  COMCAST CORPORATION CLASS A+                                                                      3,679,796
     96,536  GLOBAL CROSSING LIMITED+                                                                            173,765
     83,151  NEXTEL COMMUNICATIONS INCORPORATED+                                                                 720,088
    180,309  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                   3,011,160
    365,493  SBC COMMUNICATIONS INCORPORATED                                                                  17,222,030
     96,242  SPRINT CORPORATION (FON GROUP)                                                                    2,310,770
    101,688  SPRINT CORPORATION (PCS GROUP)+                                                                   2,673,378
     22,672  UNIVISION COMMUNICATIONS INCORPORATED+                                                              520,322
    293,541  VERIZON COMMUNICATIONS INCORPORATED                                                              15,883,504
    313,414  WORLDCOM GROUP+                                                                                   4,713,747

                                                                                                              76,303,618
                                                                                                            ------------

DEPOSITORY INSTITUTIONS - 6.36%
     40,206  AMSOUTH BANCORP                                                                                     726,522
    173,951  BANK OF AMERICA CORPORATION                                                                      10,158,739
     79,880  BANK OF NEW YORK COMPANY INCORPORATED                                                             2,795,800
    126,513  BANK ONE CORPORATION                                                                              3,981,364
     47,615  BB&T CORPORATION                                                                                  1,735,567
     23,602  CHARTER ONE FINANCIAL INCORPORATED                                                                  666,039
    545,620  CITIGROUP INCORPORATED                                                                           22,097,610

                                       17

SHARES       SECURITY NAME                                                                                      VALUE
     19,360  COMERICA INCORPORATED                                                                          $  1,072,544
     62,499  FIFTH THIRD BANCORP                                                                               3,842,439
    117,574  FLEETBOSTON FINANCIAL CORPORATION                                                                 4,262,057
     17,275  GOLDEN WEST FINANCIAL CORPORATION                                                                 1,003,678
     27,264  HUNTINGTON BANCSHARES INCORPORATED                                                                  471,940
    215,413  J P MORGAN CHASE & COMPANY                                                                        7,356,354
     46,084  KEYCORP                                                                                           1,112,468
     51,783  MELLON FINANCIAL CORPORATION                                                                      1,674,144
     65,255  NATIONAL CITY CORPORATION                                                                         1,954,387
     24,213  NORTHERN TRUST CORPORATION                                                                        1,270,698
     31,421  PNC FINANCIAL SERVICES GROUP INCORPORATED                                                         1,798,852
     24,694  REGIONS FINANCIAL CORPORATION                                                                       712,669
     36,895  SOUTHTRUST CORPORATION                                                                              939,716
     35,324  STATE STREET CORPORATION                                                                          1,607,242
     31,713  SUNTRUST BANKS INCORPORATED                                                                       2,112,086
     31,513  SYNOVUS FINANCIAL CORPORATION                                                                       869,759
     14,875  UNION PLANTERS CORPORATION                                                                          638,138
    206,838  US BANCORP                                                                                        4,587,667
    152,121  WACHOVIA CORPORATION                                                                              4,715,751
     95,270  WASHINGTON MUTUAL INCORPORATED                                                                    3,665,990
    186,285  WELLS FARGO & COMPANY++                                                                           8,280,368
      9,449  ZIONS BANCORP                                                                                       507,033

                                                                                                              96,617,621
                                                                                                            ------------

EATING & DRINKING PLACES - 0.33%
     12,883  DARDEN RESTAURANTS INCORPORATED                                                                     338,179
    140,341  MCDONALD'S CORPORATION+                                                                           3,808,855
     15,989  TRICON GLOBAL RESTAURANTS INCORPORATED+                                                             627,089
     12,337  WENDY'S INTERNATIONAL INCORPORATED                                                                  328,781

                                                                                                               5,102,904
                                                                                                            ------------

ELECTRIC, GAS & SANITARY SERVICES - 2.39%
     57,825  AES CORPORATION+                                                                                    741,317
     13,374  ALLEGHENY ENERGY INCORPORATED                                                                       490,826
     21,502  ALLIED WASTE INDUSTRIES INCORPORATED+                                                               274,151
     14,962  AMEREN CORPORATION                                                                                  574,541
     34,969  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                      1,511,710
     32,443  CALPINE CORPORATION+                                                                                740,025
     17,297  CINERGY CORP.                                                                                       533,958
     14,344  CMS ENERGY CORPORATION                                                                              286,880
     23,073  CONSOLIDATED EDISON INCORPORATED                                                                    939,533
     17,844  CONSTELLATION ENERGY GROUP                                                                          431,825
     26,859  DOMINION RESOURCES INCORPORATED                                                                   1,594,099
     17,632  DTE ENERGY COMPANY                                                                                  759,058
     83,778  DUKE ENERGY CORPORATION                                                                           3,170,997
     35,455  DYNEGY INCORPORATED                                                                               1,228,516

                                       18

SHARES       SECURITY NAME                                                                                      VALUE
     35,423  EDISON INTERNATIONAL                                                                           $    466,167
     55,300  EL PASO CORPORATION                                                                               2,297,715
     23,944  ENTERGY CORPORATION                                                                                 851,449
     34,811  EXELON CORPORATION                                                                                1,552,571
     24,324  FIRSTENERGY CORPORATION                                                                             874,448
     19,132  FPL GROUP INCORPORATED                                                                            1,024,519
     13,136  GPU INCORPORATED                                                                                    530,169
     14,954  KEYSPAN CORPORATION                                                                                 497,071
     12,454  KINDER MORGAN INCORPORATED                                                                          612,861
     36,871  MIRANT CORPORATION+                                                                                 807,475
     17,406  NIAGARA MOHAWK HOLDINGS INCORPORATED+                                                               295,380
      4,963  NICOR INCORPORATED                                                                                  192,316
     22,434  NISOURCE INCORPORATED                                                                               522,937
     42,077  PG & E CORPORATION                                                                                  639,570
      3,840  PEOPLE'S ENERGY CORPORATION                                                                         152,678
      9,199  PINNACLE WEST CAPITAL CORPORATION                                                                   365,200
     15,850  PPL CORPORATION                                                                                     516,710
     23,556  PROGRESS ENERGY INCORPORATED                                                                      1,012,672
     22,558  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                        959,843
     32,299  RELIANT ENERGY INCORPORATED                                                                         850,110
     22,384  SEMPRA ENERGY                                                                                       554,004
     74,372  SOUTHERN COMPANY                                                                                  1,783,441
     27,916  TEXAS UTILITIES COMPANY                                                                           1,293,069
     67,896  WASTE MANAGEMENT INCORPORATED                                                                     1,815,539
     55,789  WILLIAMS COMPANIES INCORPORATED                                                                   1,523,040
     37,280  XCEL ENERGY INCORPORATED                                                                          1,049,432

                                                                                                              36,317,822
                                                                                                            ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.8 2%
     85,191  ADC TELECOMMUNICATIONS INCORPORATED+                                                                297,317
     37,448  ADVANCED MICRO DEVICES INCORPORATED+                                                                305,201
     42,031  ALTERA CORPORATION+                                                                                 693,091
     21,231  AMERICAN POWER CONVERSION CORPORATION+                                                              247,978
     39,036  ANALOG DEVICES INCORPORATED+                                                                      1,276,477
      8,883  ANDREW CORPORATION+                                                                                 161,493
     32,788  APPLIED MICRO CIRCUITS CORPORATION+                                                                 229,188
     28,283  BROADCOM CORPORATION+                                                                               574,145
     30,278  CIENA CORPORATION+                                                                                  311,561
     18,973  COMVERSE TECHNOLOGY INCORPORATED+                                                                   388,567
     26,901  CONEXANT SYSTEMS INCORPORATED+                                                                      223,278
     46,509  EMERSON ELECTRIC COMPANY                                                                          2,188,714
  1,077,798  GENERAL ELECTRIC COMPANY                                                                         40,094,086
    729,788  INTEL CORPORATION                                                                                14,880,377
    142,992  JDS UNIPHASE CORPORATION+                                                                           903,709
     34,522  LINEAR TECHNOLOGY CORPORATION                                                                     1,132,322
     38,468  LSI LOGIC CORPORATION+                                                                              451,999

                                       19

SHARES       SECURITY NAME                                                                                      VALUE
    369,731  LUCENT TECHNOLOGIES INCORPORATED                                                               $  2,118,559
     35,670  MAXIM INTEGRATED PRODUCTS INCORPORATED+                                                           1,246,310
      8,340  MAYTAG CORPORATION                                                                                  205,498
     64,720  MICRON TECHNOLOGY INCORPORATED+                                                                   1,218,678
     21,208  MOLEX INCORPORATED                                                                                  596,157
    238,375  MOTOROLA INCORPORATED                                                                             3,718,650
     18,877  NATIONAL SEMICONDUCTOR CORPORATION+                                                                 416,238
      4,517  NATIONAL SERVICE INDUSTRIES                                                                          93,276
     35,462  NETWORK APPLIANCE INCORPORATED+                                                                     241,142
    345,908  NORTEL NETWORKS CORPORATION                                                                       1,940,544
     15,464  NOVELLUS SYSTEMS INCORPORATED+                                                                      441,652
     15,918  PMC-SIERRA INCORPORATED+                                                                            165,388
      8,728  POWER-ONE INCORPORATED+                                                                              53,677
     10,100  QLOGIC CORPORATION+                                                                                 191,900
     82,155  QUALCOMM INCORPORATED+                                                                            3,905,649
     34,799  SANMINA CORPORATION+                                                                                472,570
     17,742  SCIENTIFIC-ATLANTA INCORPORATED                                                                     311,372
     44,557  TELLABS INCORPORATED+                                                                               440,223
    188,430  TEXAS INSTRUMENTS INCORPORATED                                                                    4,706,981
      6,393  THOMAS & BETTS CORPORATION                                                                          111,750
     19,996  VITESSE SEMICONDUCTOR CORPORATION+                                                                  154,969
      7,236  WHIRLPOOL CORPORATION                                                                               400,513
     36,154  XILINX INCORPORATED+                                                                                850,704

                                                                                                              88,361,903
                                                                                                            ------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.23%
      8,681  FLUOR CORPORATION                                                                                   334,219
     46,655  HALLIBURTON COMPANY                                                                               1,052,070
     17,146  MOODY'S CORPORATION                                                                                 634,402
     40,581  PAYCHEX INCORPORATED                                                                              1,278,707
     12,687  QUINTILES TRANSNATIONAL CORPORATION+                                                                185,230

                                                                                                               3,484,628
                                                                                                            ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.41%
      3,001  BALL CORPORATION                                                                                    179,760
     10,150  COOPER INDUSTRIES INCORPORATED                                                                      420,921
      6,480  CRANE COMPANY                                                                                       142,042
     16,662  FORTUNE BRANDS INCORPORATED                                                                         558,177
     33,022  ILLINOIS TOOL WORKS INCORPORATED                                                                  1,786,820
     47,195  LOCKHEED MARTIN CORPORATION                                                                       2,064,781
     49,908  MASCO CORPORATION                                                                                 1,020,120
      6,274  SNAP-ON INCORPORATED                                                                                140,098

                                                                                                               6,312,719
                                                                                                            ------------

FOOD & KINDRED PRODUCTS - 2.68%
      4,103  ADOLPH COORS COMPANY                                                                                184,635
     97,389  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                             4,078,651

                                       20

SHARES       SECURITY NAME                                                                                      VALUE
     72,057  ARCHER DANIELS MIDLAND COMPANY                                                                 $    907,198
     44,354  CAMPBELL SOUP COMPANY                                                                             1,241,912
    269,921  COCA-COLA COMPANY                                                                                12,645,799
     48,395  COCA-COLA ENTERPRISES INCORPORATED                                                                  742,379
     58,330  CONAGRA FOODS INCORPORATED                                                                        1,309,509
     30,862  GENERAL MILLS INCORPORATED                                                                        1,404,221
     37,870  HEINZ (H J) COMPANY                                                                               1,596,221
     11,871  HERCULES INCORPORATED                                                                                97,936
     14,806  HERSHEY FOODS CORPORATION                                                                           967,868
     44,091  KELLOGG COMPANY                                                                                   1,322,730
     15,625  PEPSI BOTTLING GROUP INCORPORATED                                                                   719,844
    191,843  PEPSICO INCORPORATED                                                                              9,304,386
     33,695  RALSTON PURINA GROUP                                                                              1,105,196
     85,426  SARA LEE CORPORATION                                                                              1,819,574
     24,530  WM WRIGLEY JR COMPANY                                                                             1,258,389

                                                                                                              40,706,448
                                                                                                            ------------

FOOD STORES - 0.29%
     44,013  ALBERTSON'S INCORPORATED                                                                          1,403,134
     87,980  KROGER COMPANY+                                                                                   2,167,827
     41,293  STARBUCKS CORPORATION+                                                                              612,788
     15,297  WINN-DIXIE STORES INCORPORATED                                                                      175,151

                                                                                                               4,358,900
                                                                                                            ------------

FORESTRY - 0.07%
     23,330  WEYERHAEUSER COMPANY                                                                              1,136,404
                                                                                                            ------------

FURNITURE & FIXTURES - 0.13%
      9,428  JOHNSON CONTROLS INCORPORATED                                                                       615,083
     21,387  LEGGETT & PLATT                                                                                     417,047
     28,949  NEWELL RUBBERMAID INCORPORATED                                                                      657,432
     19,961  ROCKWELL COLLINS                                                                                    283,446

                                                                                                               1,973,008
                                                                                                            ------------

GENERAL MERCHANDISE STORES - 2.18%
     12,384  BIG LOTS INCORPORATED                                                                               102,663
      9,310  DILLARDS INCORPORATED                                                                               122,613
     35,955  DOLLAR GENERAL CORPORATION                                                                          420,674
     18,690  FAMILY DOLLAR STORES INCORPORATED                                                                   514,349
     21,457  FEDERATED DEPARTMENT STORES INCORPORATED+                                                           605,087
     28,611  J C PENNEY & COMPANY INCORPORATED                                                                   626,581
     53,291  KMART CORPORATION+                                                                                  372,504
     32,495  MAY DEPARTMENT STORES COMPANY                                                                       943,005
     35,640  SEARS ROEBUCK & COMPANY                                                                           1,234,570
     97,601  TARGET CORPORATION                                                                                3,099,808
     30,453  TJX COMPANIES INCORPORATED                                                                        1,001,904
    485,154  WAL-MART STORES INCORPORATED                                                                     24,015,123

                                                                                                              33,058,881
                                                                                                            ------------

                                       21

SHARES       SECURITY NAME                                                                                      VALUE
HEALTH SERVICES - 0.37%
     58,359  HCA THE HEALTHCARE COMPANY INCORPORATED                                                        $  2,585,887
     42,316  HEALTHSOUTH CORPORATION+                                                                            688,058
     11,195  MANOR CARE INCORPORATED+                                                                            314,580
     35,192  TENET HEALTHCARE CORPORATION+                                                                     2,099,203

                                                                                                               5,687,728
                                                                                                            ------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.00%
      6,731  MCDERMOTT INTERNATIONAL INCORPORATED+                                                                55,531
                                                                                                            ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.17%
     31,356  BED BATH & BEYOND INCORPORATED+                                                                     798,324
     22,729  BEST BUY COMPANY INCORPORATED+                                                                    1,033,033
     22,687  CIRCUIT CITY STORES                                                                                 272,244
     20,178  RADIOSHACK CORPORATION                                                                              489,317

                                                                                                               2,592,918
                                                                                                            ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.08%
     40,171  HILTON HOTELS CORPORATION                                                                           315,342
     26,476  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                         884,298

                                                                                                               1,199,640
                                                                                                            ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.98%
     37,917  APPLE COMPUTER INCORPORATED+                                                                        588,093
     88,220  APPLIED MATERIALS INCORPORATED+                                                                   2,508,977
     36,432  BAKER HUGHES INCORPORATED                                                                         1,054,706
      8,843  BLACK & DECKER CORPORATION                                                                          275,902
     37,310  CATERPILLAR INCORPORATED                                                                          1,671,488
    794,302  CISCO SYSTEMS INCORPORATED+                                                                       9,674,598
    183,365  COMPAQ COMPUTER CORPORATION                                                                       1,523,763
      4,495  CUMMINS INCORPORATED                                                                                148,335
     25,504  DEERE & COMPANY                                                                                     959,205
    282,299  DELL COMPUTER CORPORATION+                                                                        5,231,000
     22,127  DOVER CORPORATION                                                                                   666,244
      7,515  EATON CORPORATION                                                                                   444,963
    239,599  EMC CORPORATION+                                                                                  2,815,288
      3,366  FMC CORPORATION+                                                                                    164,900
     35,200  GATEWAY INCORPORATED+                                                                               191,840
    210,900  HEWLETT-PACKARD COMPANY                                                                           3,395,490
    188,563  IBM CORPORATION                                                                                  17,404,364
     17,724  INGERSOLL-RAND COMPANY                                                                              599,071
      6,296  INTERNATIONAL GAME TECHNOLOGY+                                                                      267,580
     20,787  JABIL CIRCUIT INCORPORATED+                                                                         372,087
     13,936  LEXMARK INTERNATIONAL INCORPORATED+                                                                 623,079
     42,927  MINNESOTA MINING & MANUFACTURING COMPANY                                                          4,224,016
     13,403  PALL CORPORATION                                                                                    260,688
     62,126  PALM INCORPORATED+                                                                                   90,704
     12,666  PARKER-HANNIFIN CORPORATION                                                                         436,344

                                       22

SHARES       SECURITY NAME                                                                                      VALUE
     26,779  PITNEY BOWES INCORPORATED                                                                      $  1,024,297
     71,002  SOLECTRON CORPORATION+                                                                              827,173
      9,283  STANLEY WORKS                                                                                       339,294
     24,670  SYMBOL TECHNOLOGIES INCORPORATED                                                                    258,788
     51,088  UNITED TECHNOLOGIES CORPORATION                                                                   2,375,592

                                                                                                              60,417,869
                                                                                                            ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.28%
     28,420  AON CORPORATION                                                                                   1,193,640
     18,582  HUMANA INCORPORATED+                                                                                224,099
     29,960  MARSH & MCLENNAN COMPANIES INCORPORATED                                                           2,897,132

                                                                                                               4,314,871
                                                                                                            ------------

INSURANCE CARRIERS - 3.21%
     15,481  AETNA INCORPORATED                                                                                  447,246
     57,142  AFLAC INCORPORATED                                                                                1,542,834
     78,648  ALLSTATE CORPORATION                                                                              2,937,503
     11,496  AMBAC FINANCIAL GROUP INCORPORATED                                                                  628,946
    284,267  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                        22,172,826
     19,043  CHUBB CORPORATION                                                                                 1,359,861
     16,278  CIGNA CORPORATION                                                                                 1,350,260
     17,518  CINCINNATI FINANCIAL CORPORATION                                                                    729,099
     36,763  CONSECO INCORPORATED                                                                                266,899
     25,704  HARTFORD FINANCIAL SERVICES GROUP                                                                 1,509,853
     16,534  JEFFERSON-PILOT CORPORATION                                                                         735,432
     33,489  JOHN HANCOCK FINANCIAL SERVICES                                                                   1,337,886
     20,378  LINCOLN NATIONAL CORPORATION                                                                        950,226
     21,421  LOEWS CORPORATION                                                                                   991,364
     16,099  MBIA INCORPORATED                                                                                   804,950
     81,359  METLIFE INCORPORATED                                                                              2,416,362
     11,658  MGIC INVESTMENT CORPORATION                                                                         761,734
      8,058  PROGRESSIVE CORPORATION                                                                           1,078,966
     13,858  SAFECO CORPORATION                                                                                  420,313
     23,342  ST PAUL COMPANIES INCORPORATED                                                                      962,157
     13,629  TORCHMARK CORPORATION                                                                               531,531
     34,465  UNITEDHEALTH GROUP INCORPORATED                                                                   2,291,923
     26,194  UNUMPROVIDENT CORPORATION                                                                           661,399
      6,928  WELLPOINT HEALTH NETWORKS INCORPORATED+                                                             756,191
     12,637  XL CAPITAL LIMITED                                                                                  998,323

                                                                                                              48,644,084
                                                                                                            ------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.05%
     24,547  GEORGIA-PACIFIC GROUP                                                                               706,708
     11,534  LOUISIANA-PACIFIC CORPORATION                                                                        74,971

                                                                                                                 781,679
                                                                                                            ------------

                                       23

SHARES       SECURITY NAME                                                                                      VALUE
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.61%
     49,601  AGILENT TECHNOLOGIES INCORPORATED+                                                             $    969,700
     14,293  ALLERGAN INCORPORATED                                                                               947,626
     22,957  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                        560,151
      5,544  C R BARD INCORPORATED                                                                               285,017
      5,859  BAUSCH & LOMB INCORPORATED                                                                          165,810
     64,287  BAXTER INTERNATIONAL INCORPORATED                                                                 3,538,999
     27,978  BECTON DICKINSON & COMPANY                                                                        1,035,186
     29,133  BIOMET INCORPORATED                                                                                 852,140
     43,596  BOSTON SCIENTIFIC CORPORATION+                                                                      893,718
     15,525  DANAHER CORPORATION                                                                                 732,470
     31,509  EASTMAN KODAK COMPANY                                                                             1,024,988
     33,378  GUIDANT CORPORATION+                                                                              1,285,053
     20,130  KLA-TENCOR CORPORATION+                                                                             635,705
    131,135  MEDTRONIC INCORPORATED                                                                            5,704,373
      5,104  MILLIPORE CORPORATION                                                                               270,206
     11,003  PERKINELMER INCORPORATED                                                                            288,719
     38,562  RAYTHEON COMPANY                                                                                  1,340,030
      9,335  ST JUDE MEDICAL INCORPORATED+                                                                       638,981
     21,339  STRYKER CORPORATION                                                                               1,128,833
     10,275  TEKTRONIX INCORPORATED+                                                                             179,710
     18,971  TERADYNE INCORPORATED+                                                                              369,935
     19,762  THERMO ELECTRON CORPORATION+                                                                        356,704
     75,472  XEROX CORPORATION                                                                                   584,908
     21,083  ZIMMER HOLDINGS INCORPORATED+                                                                       585,053

                                                                                                              24,374,015
                                                                                                            ------------

METAL MINING - 0.17%
     43,058  BARRICK GOLD CORPORATION                                                                            747,056
     15,738  FREEPORT-MCMORAN COOPER & GOLD INCORPORATED+                                                        172,961
     28,688  HOMESTAKE MINING COMPANY                                                                            266,798
     19,782  INCO LIMITED CORPORATION+                                                                           245,495
     21,215  NEWMONT MINING CORPORATION                                                                          500,674
      8,569  PHELPS DODGE CORPORATION                                                                            235,648
     35,685  PLACER DOME INCORPORATED                                                                            456,411

                                                                                                               2,625,043
                                                                                                            ------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
     10,961  VULCAN MATERIALS COMPANY                                                                            473,515
                                                                                                            ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.72%
     18,839  HASBRO INCORPORATED                                                                                 263,746
     46,873  MATTEL INCORPORATED                                                                                 734,031
     15,916  TIFFANY & COMPANY                                                                                   344,581
    210,156  TYCO INTERNATIONAL LIMITED                                                                        9,562,098

                                                                                                              10,904,456
                                                                                                            ------------

                                       24

SHARES       SECURITY NAME                                                                                      VALUE
MISCELLANEOUS RETAIL - 0.56%
     48,905  COSTCO WHOLESALE CORPORATION+                                                                  $  1,739,062
     42,747  CVS CORPORATION                                                                                   1,419,200
     32,414  OFFICE DEPOT INCORPORATED+                                                                          440,830
     49,575  STAPLES INCORPORATED+                                                                               660,339
     21,503  TOYS R US INCORPORATED+                                                                             370,497
    110,436  WALGREEN COMPANY                                                                                  3,802,311

                                                                                                               8,432,239
                                                                                                            ------------

MOTION PICTURES - 0.28%
    226,835  WALT DISNEY COMPANY                                                                               4,223,668
                                                                                                            ------------

NONDEPOSITORY CREDIT INSTITUTIONS - 1.79%
    143,598  AMERICAN EXPRESS COMPANY                                                                          4,172,958
     22,616  CAPITAL ONE FINANCIAL CORPORATION                                                                 1,041,014
     12,897  COUNTRYWIDE CREDIT INDUSTRIES INCORPORATED                                                          566,565
     75,196  FEDERAL HOME LOAN MORTGAGE CORPORATION                                                            4,887,740
    108,540  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                             8,689,712
     50,336  HOUSEHOLD INTERNATIONAL INCORPORATED                                                              2,837,944
     92,491  MBNA CORPORATION                                                                                  2,801,552
     31,013  PROVIDIAN FINANCIAL CORPORATION                                                                     624,912
     17,708  USA EDUCATION INCORPORATED                                                                        1,468,170

                                                                                                              27,090,567
                                                                                                            ------------

OIL & GAS EXTRACTION - 0.78%
     27,228  ANADARKO PETROLEUM CORPORATION                                                                    1,309,123
     13,594  APACHE CORPORATION                                                                                  584,406
     22,938  BURLINGTON RESOURCES INCORPORATED                                                                   784,709
     14,045  DEVON ENERGY CORPORATION                                                                            483,148
     81,043  ENRON CORPORATION                                                                                 2,206,801
     12,607  EOG RESOURCES INCORPORATED                                                                          364,721
     10,830  KERR-MCGEE CORPORATION                                                                              562,186
     16,029  NABORS INDUSTRIES INCORPORATED+                                                                     336,128
     14,585  NOBLE DRILLING CORPORATION+                                                                         350,040
     40,250  OCCIDENTAL PETROLEUM CORPORATION                                                                    979,685
     10,295  ROWAN COMPANIES INCORPORATED+                                                                       127,452
     62,193  SCHLUMBERGER LIMITED                                                                              2,842,220
     34,556  TRANSOCEAN SEDCO FOREX INCORPORATED                                                                 912,278

                                                                                                              11,842,897
                                                                                                            ------------

PAPER & ALLIED PRODUCTS - 0.49%
      5,747  BEMIS COMPANY INCORPORATED                                                                          229,018
      6,309  BOISE CASCADE CORPORATION                                                                           186,116
     52,422  INTERNATIONAL PAPER COMPANY                                                                       1,824,302
     57,748  KIMBERLY-CLARK CORPORATION                                                                        3,580,376
     10,840  MEAD CORPORATION                                                                                    300,051
     17,296  PACTIV CORPORATION+                                                                                 250,619
      5,359  TEMPLE-INLAND INCORPORATED                                                                          254,499

                                       25

SHARE        SECURITY NAME                                                                                       VALUE
     10,940  WESTVACO CORPORATION                                                                           $    281,158
     11,931  WILLAMETTE INDUSTRIES INCORPORATED                                                                  536,776

                                                                                                               7,442,915
                                                                                                            ------------
PERSONAL SERVICES - 0.10%
     18,330  CINTAS CORPORATION                                                                                  738,699
     19,816  H&R BLOCK INCORPORATED                                                                              764,105

                                                                                                               1,502,804
                                                                                                            ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 3.82%
      9,683  AMERADA HESS CORPORATION                                                                            614,871
      7,578  ASHLAND INCORPORATED                                                                                292,132
     69,659  CHEVRON CORPORATION                                                                               5,903,600
     67,813  CONOCO INCORPORATED CLASS B                                                                       1,718,378
    748,733  EXXON MOBIL CORPORATION                                                                          29,500,080
     41,167  PHILLIPS PETROLEUM COMPANY                                                                        2,220,548
    232,724  ROYAL DUTCH PETROLEUM COMPANY                                                                    11,694,381
      9,131  SUNOCO INCORPORATED                                                                                 325,064
     59,797  TEXACO INCORPORATED                                                                               3,886,805
     26,479  UNOCAL CORPORATION                                                                                  860,568
     33,560  USX-MARATHON GROUP INCORPORATED                                                                     897,730

                                                                                                              57,914,157
                                                                                                            ------------
PRIMARY METAL INDUSTRIES - 0.33%
     34,703  ALCAN INCORPORATED                                                                                1,041,090
     93,679  ALCOA INCORPORATED                                                                                2,904,988
      8,740  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                 116,504
     14,242  ENGELHARD CORPORATION                                                                               328,990
      8,482  NUCOR CORPORATION                                                                                   336,735
      9,714  USX-US STEEL GROUP INCORPORATED                                                                     135,802
      9,356  WORTHINGTON INDUSTRIES INCORPORATED                                                                 105,255

                                                                                                               4,969,364
                                                                                                            ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.84%
      6,977  AMERICAN GREETINGS CORPORATION                                                                       92,375
      9,385  DOW JONES & COMPANY INCORPORATED                                                                    426,361
     28,745  GANNETT COMPANY INCORPORATED                                                                      1,727,862
      7,962  KNIGHT-RIDDER INCORPORATED                                                                          444,678
     21,241  MCGRAW-HILL COMPANIES INCORPORATED                                                                1,236,226
      5,393  MEREDITH CORPORATION                                                                                173,277
     17,266  NEW YORK TIMES COMPANY                                                                              673,892
     12,757  RR DONNELLEY & SONS COMPANY                                                                         345,077
     32,384  TRIBUNE COMPANY                                                                                   1,016,858
    193,233  VIACOM INCORPORATED CLASS B+                                                                      6,666,538

                                                                                                              12,803,144
                                                                                                            ------------

                                       26

SHARES       SECURITY NAME                                                                                      VALUE
RAILROAD TRANSPORTATION - 0.25%
     42,586  BURLINGTON NORTHERN SANTA FE CORPORATION                                                       $  1,139,176
     23,154  CSX CORPORATION                                                                                     729,351
     41,847  NORFOLK SOUTHERN CORPORATION                                                                        674,574
     26,929  UNION PACIFIC CORPORATION                                                                         1,262,970

                                                                                                               3,806,071
                                                                                                            ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.16%
      7,931  COOPER TIRE & RUBBER COMPANY                                                                        112,937
     17,244  GOODYEAR TIRE & RUBBER COMPANY                                                                      317,807
     29,487  NIKE INCORPORATED CLASS B                                                                         1,380,286
      6,408  REEBOK INTERNATIONAL LIMITED+                                                                       132,646
      9,083  SEALED AIR CORPORATION+                                                                             331,439
      6,353  TUPPERWARE CORPORATION                                                                              126,679

                                                                                                               2,401,794
                                                                                                            ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.99%
     11,394  BEAR STEARNS COMPANIES INCORPORATED                                                                 569,814
    150,529  CHARLES SCHWAB CORPORATION                                                                        1,731,084
     28,740  FRANKLIN RESOURCES INCORPORATED                                                                     996,416
     26,722  LEHMAN BROTHERS HOLDING INCORPORATED                                                              1,519,146
     91,069  MERRILL LYNCH & COMPANY INCORPORATED                                                              3,697,401
    120,776  MORGAN STANLEY DEAN WITTER & COMPANY                                                              5,597,968
     23,859  STILWELL FINANCIAL INCORPORATED                                                                     465,251
     13,344  T ROWE PRICE GROUP INCORPORATED                                                                     390,979

                                                                                                              14,968,059
                                                                                                            ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.06%
    101,034  CORNING INCORPORATED                                                                                891,120
                                                                                                            ------------

TOBACCO PRODUCTS - 0.80%
    238,660  PHILIP MORRIS COMPANIES INCORPORATED                                                             11,524,891
     17,802  UST INCORPORATED                                                                                    591,026

                                                                                                              12,115,917
                                                                                                            ------------

TRANSPORTATION BY AIR - 0.21%
     16,709  AMR CORPORATION+                                                                                    319,810
     13,367  DELTA AIRLINES INCORPORATED                                                                         352,220
     33,305  FEDEX CORPORATION+                                                                                1,223,959
     82,730  SOUTHWEST AIRLINES COMPANY                                                                        1,227,713
      7,418  US AIRWAYS GROUP INCORPORATED+                                                                       34,494

                                                                                                               3,158,196
                                                                                                            ------------
TRANSPORTATION EQUIPMENT - 1.31%
     94,684  BOEING COMPANY                                                                                    3,171,914
      9,622  BRUNSWICK CORPORATION                                                                               158,474
     16,112  DANA CORPORATION                                                                                    251,347
     60,888  DELPHI AUTOMOTIVE SYSTEMS CORPORATION                                                               715,434

                                       27

SHARES       SECURITY NAME                                                                                      VALUE
    198,600  FORD MOTOR COMPANY                                                                            $   3,445,710
     21,807  GENERAL DYNAMICS CORPORATION                                                                      1,925,994
     59,532  GENERAL MOTORS CORPORATION                                                                        2,553,923
     18,749  GENUINE PARTS COMPANY                                                                               597,343
     11,321  GOODRICH CORPORATION                                                                                220,533
     32,894  HARLEY-DAVIDSON INCORPORATED                                                                      1,332,207
     87,852  HONEYWELL INTERNATIONAL INCORPORATED                                                              2,319,293
      9,573  ITT INDUSTRIES INCORPORATED                                                                         428,870
      6,467  NAVISTAR INTERNATIONAL CORPORATION+                                                                 182,693
      9,284  NORTHROP GRUMMAN CORPORATION                                                                        937,684
      8,332  PACCAR INCORPORATED                                                                                 408,851
     19,961  ROCKWELL INTERNATIONAL CORPORATION                                                                  293,027
     15,346  TEXTRON INCORPORATED                                                                                515,779
     13,564  TRW INCORPORATED                                                                                    404,478

                                                                                                              19,863,554
                                                                                                           -------------
TRANSPORTATION SERVICES - 0.03%
     14,462  SABRE HOLDINGS CORPORATION+                                                                         386,714
                                                                                                           -------------
WATER TRANSPORTATION - 0.09%
     63,506  CARNIVAL CORPORATION                                                                              1,398,402
                                                                                                           -------------
WHOLESALE TRADE-DURABLE GOODS - 1.24%
     10,330  GRAINGER (W W) INCORPORATED                                                                         401,321
    328,646  JOHNSON & JOHNSON                                                                                18,206,988
     14,252  VISTEON CORPORATION                                                                                 181,713

                                                                                                              18,790,022
                                                                                                           -------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.90%
      9,730  AMERISOURCEBERGEN CORPORATION+                                                                      690,344
      7,471  BROWN-FORMAN CORPORATION                                                                            472,018
     48,416  CARDINAL HEALTH INCORPORATED                                                                      3,580,363
     30,939  MCKESSON CORPORATION                                                                              1,169,185
     54,874  SAFEWAY INCORPORATED+                                                                             2,179,595
     14,450  SUPERVALU INCORPORATED                                                                              292,324
     73,007  SYSCO CORPORATION                                                                                 1,864,599
     62,060  UNILEVER NV ADR                                                                                   3,352,481

                                                                                                              13,600,909
                                                                                                           -------------
TOTAL COMMON STOCK (COST $1,189,623,471)                                                                   1,023,444,265
                                                                                                           -------------
REAL ESTATE INVESTMENT TRUST - .03%
     21,671  STARWOOD HOTELS & RESORTS OF WORLDWIDE INCORPORATED                                                 476,762

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $685,771)                                                              476,672
                                                                                                           -------------


PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2001

ASSET ALLOCATION FUND

PRINCIPAL    SECURITY                                                                 INTEREST RATE    MATURITY DATE      VALUE
U.S. TREASURY OBLIGATIONS - 30.66%
$39,051,000  US TREASURY BONDS                                                            8.00%           11/15/21   $   51,223,938
 26,250,000  US TREASURY BONDS                                                            7.25            08/15/22       32,076,266
  9,435,000  US TREASURY BONDS                                                            7.63            11/15/22       11,986,139
 21,705,000  US TREASURY BONDS                                                            7.13            02/15/23       26,205,402
 26,200,000  US TREASURY BONDS                                                            6.25            08/15/23       28,742,212
 11,035,000  US TREASURY BONDS                                                            7.50            11/15/24       13,940,306
 11,580,000  US TREASURY BONDS                                                            7.63            02/15/25       14,828,734
 26,060,000  US TREASURY BONDS                                                            6.88            08/15/25       30,822,048
 24,526,000  US TREASURY BONDS                                                            6.00            02/15/26       26,164,263
 10,580,000  US TREASURY BONDS                                                            6.75            08/15/26       12,367,851
 21,320,000  US TREASURY BONDS                                                            6.50            11/15/26       24,216,514
 22,790,000  US TREASURY BONDS                                                            6.63            02/15/27       26,286,852
 10,380,000  US TREASURY BONDS                                                            6.38            08/15/27       11,628,839
 45,617,000  US TREASURY BONDS                                                            6.13            11/15/27       49,569,303
 13,650,000  US TREASURY BONDS                                                            5.50            08/15/28       13,645,741
 13,450,000  US TREASURY BONDS                                                            5.25            11/15/28       12,976,102
 10,200,000  US TREASURY BONDS                                                            5.25            02/15/29        9,842,521
 15,450,000  US TREASURY BONDS                                                            6.13            08/15/29       16,834,459
 24,910,000  US TREASURY BONDS                                                            6.25            05/15/30       27,722,115
 24,318,000  US TREASURY BONDS                                                            5.38            02/15/31       24,166,013

TOTAL U.S. TREASURY OBLIGATIONS (COST $433,934,227)                                                                     465,245,618
                                                                                                                      -------------
SHORT-TERM INSTRUMENTS - 1.11%
  3,368,000  US TREASURY BILLS                                                            3.40#           10/11/01        3,365,754
  5,957,000  US TREASURY BILLS                                                            2.86#           11/23/01        5,936,478
  5,752,000  US TREASURY BILLS                                                            2.31#           12/20/01        5,722,216
  1,800,000  US TREASURY BILLS                                                            2.37#           12/27/01        1,789,864

TOTAL SHORT-TERM INSTRUMENTS (COST $16,806,600)                                                                          16,814,312
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,641,050,069)*                          99.23%                                                               $1,505,980,957
OTHER ASSETS AND LIABILITIES, NET                0.77                                                                    11,618,548
                                               ------                                                                --------------
TOTAL NET ASSETS                               100.00%                                                               $1,517,599,505
                                               ------                                                                --------------

  ++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,358,583
  #  YIELD TO MATURITY.
  +  NON-INCOME PRODUCING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $1,656,954,665 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                $ 153,129,273
   GROSS UNREALIZED DEPRECIATION                                 (304,102,981)
                                                                -------------
   NET UNREALIZED DEPRECIATION                                  ($150,973,708)

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2001

GROWTH BALANCED FUND

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                             INTEREST RATE   MATURITY DATE       VALUE

       N/A  WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                                                       $     19,913,100
       N/A  WELLS FARGO INCOME EQUITY PORTFOLIO                                                                 198,633,834
       N/A  WELLS FARGO INDEX PORTFOLIO                                                                         197,943,335
       N/A  WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                                           51,749,890
       N/A  WELLS FARGO INTERNATIONAL PORTFOLIO                                                                  66,827,253
       N/A  WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO                                                         19,845,957
       N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                          159,063,595
       N/A  WELLS FARGO MANAGED FIXED INCOME PORTFOLIO                                                          213,143,779
       N/A  WELLS FARGO POSITIVE RETURN BOND PORTFOLIO                                                          142,053,536
       N/A  WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                                19,723,075
       N/A  WELLS FARGO SMALL CAP VALUE PORTFOLIO                                                                19,842,286
       N/A  WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                           19,781,344
       N/A  WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                            19,948,787
       N/A  WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO                                                           71,269,120

TOTAL INVESTMENT IN CORE PORTFOLIOS - 97.61% (COST $1,176,851,220)                                         $  1,219,738,891
                                                                                                           ----------------

PRINCIPAL                                                                    INTEREST RATE   MATURITY DATE

SHORT TERM INVESTMENTS - 1.28%

US TREASURY BILLS - 1.28%
$16,185,000 US TREASURY BILLS #                                                  2.56%*            2/28/02       16,016,408
TOTAL SHORT TERM INVESTMENTS (COST $16,016,407)                                                                  16,016,408
                                                                                                           ----------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS AND SECURITIES - 98.89%                                                  1,235,755,299
(COST $1,192,867,627)

TOTAL INVESTMENTS IN CORE PORTFOLIOS AND SECURITIES
(COST $1,192,867,627)                                 98.89%                                               $  1,235,755,299
OTHER ASSETS AND LIABILITIES, NET                      1.11                                                      13,896,329
                                                     ------                                                ----------------
TOTAL NET ASSETS                                     100.00%                                               $  1,249,651,628
                                                     ------                                                ----------------

*  YIELD TO MATURITY
#  SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INDEX ALLOCATION FUND

SHARES      SECURITY NAME                                                                                        VALUE
COMMON STOCK - 97.83%

AMUSEMENT & RECREATION SERVICES - 0.03%
     1,454  HARRAH'S ENTERTAINMENT INCORPORATED+                                                           $         39,273
                                                                                                           ----------------
APPAREL & ACCESSORY STORES - 0.33%
    10,968  GAP INCORPORATED                                                                                        131,068
     4,182  KOHL'S CORPORATION+                                                                                     200,736
     5,424  LIMITED INCORPORATED                                                                                     51,528
     1,663  NORDSTROM INCORPORATED                                                                                   24,030

                                                                                                                    407,362
                                                                                                           ----------------
APPAREL & OTHER FINISHED PRODUCTS MADE
 FROM FABRICS & SIMILAR MATERIALS - 0.06%
       703  LIZ CLAIBORNE INCORPORATED                                                                               26,503
     1,403  VF CORPORATION                                                                                           41,066

                                                                                                                     67,569
                                                                                                           ----------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.06%
     1,386  AUTOZONE INCORPORATED+                                                                                   71,878
                                                                                                           ----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
       773  RYDER SYSTEM INCORPORATED                                                                                15,452
                                                                                                           ----------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
 OPERATIVE BUILDERS - 0.05%
       780  CENTEX CORPORATION                                                                                       26,309
       579  KB HOME                                                                                                  16,449
       588  PULTE HOMES INCORPORATED                                                                                 18,022

                                                                                                                     60,780
                                                                                                           ----------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
 & MOBILE HOME DEALERS - 1.22%
    29,596  HOME DEPOT INCORPORATED                                                                               1,135,599
     9,778  LOWE'S COMPANIES INCORPORATED                                                                           309,474
     1,994  SHERWIN-WILLIAMS COMPANY                                                                                 44,307

                                                                                                                  1,489,380
                                                                                                           ----------------
BUSINESS SERVICES - 7.79%
     3,044  ADOBE SYSTEMS INCORPORATED                                                                               72,995
    56,212  AOL TIME WARNER INCORPORATED+                                                                         1,860,617
       653  AUTODESK INCORPORATED                                                                                    20,935
     7,872  AUTOMATIC DATA PROCESSING INCORPORATED                                                                  370,299
     3,075  BMC SOFTWARE INCORPORATED+                                                                               39,053
    10,864  CENDANT CORPORATION+                                                                                    139,059
     2,319  CITRIX SYSTEMS INCORPORATED+                                                                             45,916
     7,329  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                          188,648
     2,179  COMPUTER SCIENCES CORPORATION+                                                                           72,277
     4,698  COMPUWARE CORPORATION+                                                                                   39,134
     3,045  CONCORD EFS INCORPORATED+                                                                               149,053
     2,160  CONVERGYS CORPORATION+                                                                                   59,940
       896  DELUXE CORPORATION                                                                                       30,948

                                       31

SHARES      SECURITY NAME                                                                                        VALUE

     5,903  ELECTRONIC DATA SYSTEMS CORPORATION                                                            $        339,895
     1,804  EQUIFAX INCORPORATED                                                                                     39,508
     4,939  FIRST DATA CORPORATION                                                                                  287,746
     2,400  FISERV INCORPORATED+                                                                                     81,864
     3,793  IMS HEALTH INCORPORATED                                                                                  95,015
     4,675  INTERPUBLIC GROUP OF COMPANIES INCORPORATED                                                              95,370
     2,620  INTUIT INCORPORATED+                                                                                     93,796
     1,090  MERCURY INTERACTIVE CORPORATION+                                                                         20,754
    68,216  MICROSOFT CORPORATION+                                                                                3,490,613
     1,217  NCR CORPORATION+                                                                                         36,084
     4,559  NOVELL INCORPORATED+                                                                                     16,686
     2,325  OMNICOM GROUP INCORPORATED                                                                              150,893
    71,192  ORACLE CORPORATION+                                                                                     895,595
     3,372  PARAMETRIC TECHNOLOGY CORPORATION+                                                                       17,501
     3,752  PEOPLESOFT INCORPORATED+                                                                                 67,686
     2,230  ROBERT HALF INTERNATIONAL INCORPORATED+                                                                  44,622
     1,550  SAPIENT CORPORATION+                                                                                      5,968
     5,750  SIEBEL SYSTEMS INCORPORATED+                                                                             74,808
    41,354  SUN MICROSYSTEMS INCORPORATED+                                                                          341,998
     1,400  TMP WORLDWIDE INCORPORATED+                                                                              39,746
     4,006  UNISYS CORPORATION+                                                                                      34,692
     5,091  VERITAS SOFTWARE CORPORATION+                                                                            93,878
     7,218  YAHOO! INCORPORATED+                                                                                     63,591

                                                                                                                  9,517,183
                                                                                                           ----------------

CHEMICALS & ALLIED PRODUCTS - 13.38%
    19,591  ABBOTT LABORATORIES                                                                                   1,015,793
     2,865  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                   110,532
       728  ALBERTO CULVER COMPANY                                                                                   28,312
    16,647  AMERICAN HOME PRODUCTS CORPORATION                                                                      969,688
    13,180  AMGEN INCORPORATED+                                                                                     774,457
     1,357  AVERY DENNISON CORPORATION                                                                               64,200
     3,028  AVON PRODUCTS INCORPORATED                                                                              140,045
     1,865  BIOGEN INCORPORATED+                                                                                    103,657
    24,676  BRISTOL-MYERS SQUIBB COMPANY                                                                          1,370,999
     2,400  CHIRON CORPORATION+                                                                                     106,632
     3,036  CLOROX COMPANY                                                                                          112,332
     7,133  COLGATE-PALMOLIVE COMPANY                                                                               415,497
    11,349  DOW CHEMICAL COMPANY                                                                                    371,793
    13,250  E I DU PONT DE NEMOURS & COMPANY                                                                        497,140
     1,032  EASTMAN CHEMICAL COMPANY                                                                                 37,462
     1,655  ECOLAB INCORPORATED                                                                                      60,126
    14,277  ELI LILLY & COMPANY                                                                                   1,152,154
     2,240  FOREST LABORATORIES INCORPORATED+                                                                       161,594
    13,360  GILLETTE COMPANY                                                                                        398,128

                                       32

SHARES      SECURITY NAME                                                                                        VALUE

       637  GREAT LAKES CHEMICAL CORPORATION                                                               $         14,078
     6,100  IMMUNEX CORPORATION+                                                                                    113,765
     1,221  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          33,809
     2,900  KING PHARMACEUTICALS INCORPORATED+                                                                      121,655
     2,700  MEDIMMUNE INCORPORATED+                                                                                  96,201
    29,069  MERCK & COMPANY INCORPORATED                                                                          1,935,995
    80,049  PFIZER INCORPORATED                                                                                   3,209,965
    16,521  PHARMACIA CORPORATION                                                                                   670,092
     2,126  PPG INDUSTRIES INCORPORATED                                                                              97,265
     2,037  PRAXAIR INCORPORATED                                                                                     85,554
    16,414  PROCTER & GAMBLE COMPANY                                                                              1,194,775
     2,768  ROHM & HAAS COMPANY                                                                                      90,680
    18,529  SCHERING-PLOUGH CORPORATION                                                                             687,426
       951  SIGMA ALDRICH                                                                                            42,984
     1,318  WATSON PHARMACEUTICALS INCORPORATED+                                                                     72,107

                                                                                                                 16,356,892
                                                                                                           ----------------

COMMUNICATIONS - 7.29%
     3,942  ALLTEL CORPORATION                                                                                      228,439
    43,787  AT&T CORPORATION                                                                                        845,089
    32,069  AT&T WIRELESS SERVICES+                                                                                 479,111
     3,646  AVAYA INCORPORATED+                                                                                      36,095
    23,738  BELLSOUTH CORPORATION                                                                                   986,314
     1,793  CENTURYTEL INCORPORATED                                                                                  60,066
     3,529  CITIZENS COMMUNICATIONS COMPANY+                                                                         33,173
     7,453  CLEAR CHANNEL COMMUNICATIONS INCORPORATED+                                                              296,257
    11,967  COMCAST CORPORATION CLASS A+                                                                            429,256
    11,318  GLOBAL CROSSING LIMITED+                                                                                 20,372
     9,750  NEXTEL COMMUNICATIONS INCORPORATED+                                                                      84,435
    21,079  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                         352,019
    42,751  SBC COMMUNICATIONS INCORPORATED                                                                       2,014,427
    11,287  SPRINT CORPORATION (FON GROUP)                                                                          271,001
    11,912  SPRINT CORPORATION (PCS GROUP)+                                                                         313,166
     2,700  UNIVISION COMMUNICATIONS INCORPORATED+                                                                   61,965
    34,247  VERIZON COMMUNICATIONS INCORPORATED                                                                   1,853,105
    36,651  WORLDCOM GROUP+                                                                                         551,231

                                                                                                                  8,915,521
                                                                                                           ----------------

DEPOSITORY INSTITUTIONS - 9.23%
     4,739  AMSOUTH BANCORP                                                                                          85,634
    20,361  BANK OF AMERICA CORPORATION                                                                           1,189,083
     9,303  BANK OF NEW YORK COMPANY INCORPORATED                                                                   325,605
    14,776  BANK ONE CORPORATION                                                                                    465,001
     5,292  BB&T CORPORATION                                                                                        192,893
     2,726  CHARTER ONE FINANCIAL INCORPORATED                                                                       76,945

                                       33

SHARES      SECURITY NAME                                                                                        VALUE

    63,776  CITIGROUP INCORPORATED                                                                         $      2,582,968
     2,220  COMERICA INCORPORATED                                                                                   122,988
     7,347  FIFTH THIRD BANCORP                                                                                     451,694
    13,694  FLEETBOSTON FINANCIAL CORPORATION                                                                       496,407
     2,027  GOLDEN WEST FINANCIAL CORPORATION                                                                       117,769
     3,243  HUNTINGTON BANCSHARES INCORPORATED                                                                       56,136
    25,211  J P MORGAN CHASE & COMPANY                                                                              860,956
     5,393  KEYCORP                                                                                                 130,187
     6,014  MELLON FINANCIAL CORPORATION                                                                            194,433
     7,584  NATIONAL CITY CORPORATION                                                                               227,141
     2,872  NORTHERN TRUST CORPORATION                                                                              150,723
     3,658  PNC FINANCIAL SERVICES GROUP INCORPORATED                                                               209,421
     2,926  REGIONS FINANCIAL CORPORATION                                                                            84,444
     4,306  SOUTHTRUST CORPORATION                                                                                  109,674
     4,160  STATE STREET CORPORATION                                                                                189,280
     3,700  SUNTRUST BANKS INCORPORATED                                                                             246,420
     3,652  SYNOVUS FINANCIAL CORPORATION                                                                           100,795
     1,715  UNION PLANTERS CORPORATION                                                                               73,574
    24,145  US BANCORP                                                                                              535,536
    17,782  WACHOVIA CORPORATION                                                                                    551,242
    11,119  WASHINGTON MUTUAL INCORPORATED                                                                          427,858
    21,769  WELLS FARGO & COMPANY++                                                                                 967,631
     1,072  ZIONS BANCORP                                                                                            57,523

                                                                                                                 11,279,961
                                                                                                           ----------------

EATING & DRINKING PLACES - 0.49%
     1,509  DARDEN RESTAURANTS INCORPORATED                                                                          39,611
    16,411  MCDONALD'S CORPORATION+                                                                                 445,395
     1,837  TRICON GLOBAL RESTAURANTS INCORPORATED+                                                                  72,047
     1,479  WENDY'S INTERNATIONAL INCORPORATED                                                                       39,415

                                                                                                                    596,468
                                                                                                           ----------------

ELECTRIC, GAS & SANITARY SERVICES - 3.45%
     6,742  AES CORPORATION+                                                                                         86,432
     1,410  ALLEGHENY ENERGY INCORPORATED                                                                            51,747
     2,544  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                    32,436
     1,732  AMEREN CORPORATION                                                                                       66,509
     4,039  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                            174,606
     3,800  CALPINE CORPORATION+                                                                                     86,678
     1,981  CINERGY CORPORATION                                                                                      61,153
     1,729  CMS ENERGY CORPORATION                                                                                   34,580
     2,734  CONSOLIDATED EDISON INCORPORATED                                                                        111,328
     2,126  CONSTELLATION ENERGY GROUP                                                                               51,449
     3,178  DOMINION RESOURCES INCORPORATED                                                                         188,615
     1,925  DTE ENERGY COMPANY                                                                                       82,871

                                       34

SHARES      SECURITY NAME                                                                                        VALUE

     9,784  DUKE ENERGY CORPORATION                                                                        $        370,324
     4,100  DYNEGY INCORPORATED                                                                                     142,065
     4,105  EDISON INTERNATIONAL                                                                                     54,022
     6,500  EL PASO CORPORATION                                                                                     270,075
     2,771  ENTERGY CORPORATION                                                                                      98,537
     4,022  EXELON CORPORATION                                                                                      179,381
     2,868  FIRSTENERGY CORPORATION                                                                                 103,105
     2,187  FPL GROUP INCORPORATED                                                                                  117,114
     1,497  GPU INCORPORATED                                                                                         60,419
     1,800  KEYSPAN CORPORATION                                                                                      59,832
     1,430  KINDER MORGAN INCORPORATED                                                                               70,370
     4,333  MIRANT CORPORATION+                                                                                      94,893
     2,081  NIAGARA MOHAWK HOLDINGS INCORPORATED+                                                                    35,315
       591  NICOR INCORPORATED                                                                                       22,901
     2,615  NISOURCE INCORPORATED                                                                                    60,956
     4,920  PG & E CORPORATION                                                                                       74,784
       441  PEOPLE'S ENERGY CORPORATION                                                                              17,534
     1,077  PINNACLE WEST CAPITAL CORPORATION                                                                        42,757
     1,868  PPL CORPORATION                                                                                          60,897
     2,753  PROGRESS ENERGY INCORPORATED                                                                            118,351
     2,644  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                            112,502
     3,754  RELIANT ENERGY INCORPORATED                                                                              98,805
     2,617  SEMPRA ENERGY                                                                                            64,771
     8,689  SOUTHERN COMPANY                                                                                        208,362
     3,213  TEXAS UTILITIES COMPANY                                                                                 148,826
     7,903  WASTE MANAGEMENT INCORPORATED                                                                           211,326
     6,317  WILLIAMS COMPANIES INCORPORATED                                                                         172,454
     4,314  XCEL ENERGY INCORPORATED                                                                                121,439

                                                                                                                  4,220,521
                                                                                                           ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT - 8.44%
    10,012  ADC TELECOMMUNICATIONS INCORPORATED+                                                                     34,942
     4,210  ADVANCED MICRO DEVICES INCORPORATED+                                                                     34,312
     4,900  ALTERA CORPORATION+                                                                                      80,801
     2,530  AMERICAN POWER CONVERSION CORPORATION+                                                                   29,550
     4,546  ANALOG DEVICES INCORPORATED+                                                                            148,654
     1,093  ANDREW CORPORATION+                                                                                      19,871
     3,850  APPLIED MICRO CIRCUITS CORPORATION+                                                                      26,912
     3,330  BROADCOM CORPORATION+                                                                                    67,599
     3,500  CIENA CORPORATION+                                                                                       36,015
     2,190  COMVERSE TECHNOLOGY INCORPORATED+                                                                        44,851
     3,160  CONEXANT SYSTEMS INCORPORATED+                                                                           26,228
     5,403  EMERSON ELECTRIC COMPANY                                                                                254,265
   125,913  GENERAL ELECTRIC COMPANY                                                                              4,683,964
    85,262  INTEL CORPORATION                                                                                     1,738,492

                                       35

SHARES      SECURITY NAME                                                                                        VALUE

    16,720  JDS UNIPHASE CORPORATION+                                                                      $        105,670
     3,990  LINEAR TECHNOLOGY CORPORATION                                                                           130,872
     4,321  LSI LOGIC CORPORATION+                                                                                   50,772
    43,234  LUCENT TECHNOLOGIES INCORPORATED                                                                        247,731
     4,150  MAXIM INTEGRATED PRODUCTS INCORPORATED+                                                                 145,001
       953  MAYTAG CORPORATION                                                                                       23,482
     7,540  MICRON TECHNOLOGY INCORPORATED+                                                                         141,978
     2,517  MOLEX INCORPORATED                                                                                       70,753
    27,817  MOTOROLA INCORPORATED                                                                                   433,945
     2,254  NATIONAL SEMICONDUCTOR CORPORATION+                                                                      49,701
       523  NATIONAL SERVICE INDUSTRIES                                                                              10,800
     4,192  NETWORK APPLIANCE INCORPORATED+                                                                          28,506
    40,474  NORTEL NETWORKS CORPORATION                                                                             227,059
     1,850  NOVELLUS SYSTEMS INCORPORATED+                                                                           52,836
     1,800  PMC-SIERRA INCORPORATED+                                                                                 18,702
       970  POWER-ONE INCORPORATED+                                                                                   5,966
     1,160  QLOGIC CORPORATION+                                                                                      22,040
     9,606  QUALCOMM INCORPORATED+                                                                                  456,669
     4,080  SANMINA CORPORATION+                                                                                     55,406
     2,046  SCIENTIFIC-ATLANTA INCORPORATED                                                                          35,907
     5,246  TELLABS INCORPORATED+                                                                                    51,830
    21,982  TEXAS INSTRUMENTS INCORPORATED                                                                          549,110
       791  THOMAS & BETTS CORPORATION                                                                               13,827
     2,370  VITESSE SEMICONDUCTOR CORPORATION+                                                                       18,368
       808  WHIRLPOOL CORPORATION                                                                                    44,723
     4,254  XILINX INCORPORATED+                                                                                    100,096

                                                                                                                 10,318,206
                                                                                                           ----------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT &
ELATED SERVICES - 0.34%
     1,026  FLUOR CORPORATION                                                                                        39,501
     5,447  HALLIBURTON COMPANY                                                                                     122,830
     2,012  MOODY'S CORPORATION                                                                                      74,444
     4,790  PAYCHEX INCORPORATED                                                                                    150,933
     1,519  QUINTILES TRANSNATIONAL CORPORATION+                                                                     22,177

                                                                                                                    409,885
                                                                                                           ----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
TRANSPORTATION EQUIPMENT - 0.60%
       360  BALL CORPORATION                                                                                         21,564
     1,189  COOPER INDUSTRIES INCORPORATED                                                                           49,308
       814  CRANE COMPANY                                                                                            17,843
     1,898  FORTUNE BRANDS INCORPORATED                                                                              63,583
     3,863  ILLINOIS TOOL WORKS INCORPORATED                                                                        209,027
     5,505  LOCKHEED MARTIN CORPORATION                                                                             240,844
     5,825  MASCO CORPORATION                                                                                       119,063
       706  SNAP-ON INCORPORATED                                                                                     15,764

                                                                                                                    736,996
                                                                                                           ----------------

                                       36

SHARES      SECURITY NAME                                                                                        VALUE

       453  ADOLPH COORS COMPANY                                                                           $         20,385
    11,378  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                   476,511
     8,393  ARCHER DANIELS MIDLAND COMPANY                                                                          105,668
     5,158  CAMPBELL SOUP COMPANY                                                                                   144,424
    31,586  COCA-COLA COMPANY                                                                                     1,479,804
     5,544  COCA-COLA ENTERPRISES INCORPORATED                                                                       85,045
     6,777  CONAGRA FOODS INCORPORATED                                                                              152,144
     3,594  GENERAL MILLS INCORPORATED                                                                              163,527
     4,454  HEINZ (H J) COMPANY                                                                                     187,736
     1,424  HERCULES INCORPORATED                                                                                    11,748
     1,686  HERSHEY FOODS CORPORATION                                                                               110,214
     5,176  KELLOGG COMPANY                                                                                         155,280
     1,800  PEPSI BOTTLING GROUP INCORPORATED                                                                        82,926
    22,403  PEPSICO INCORPORATED                                                                                  1,086,546
     3,944  RALSTON PURINA GROUP                                                                                    129,363
     9,943  SARA LEE CORPORATION                                                                                    211,786
     7,234  UNILEVER NV ADR                                                                                         390,780
     2,884  WM WRIGLEY JR COMPANY                                                                                   147,948

                                                                                                                  5,141,835
                                                                                                           ----------------

FOOD STORES - 0.42%
     5,134  ALBERTSON'S INCORPORATED                                                                                163,672
    10,254  KROGER COMPANY+                                                                                         252,659
     4,860  STARBUCKS CORPORATION+                                                                                   72,122
     1,798  WINN-DIXIE STORES INCORPORATED                                                                           20,587

                                                                                                                    509,040
                                                                                                           ----------------

FORESTRY - 0.11%
     2,732  WEYERHAEUSER COMPANY                                                                                    133,076
                                                                                                           ----------------

FURNITURE & FIXTURES - 0.19%
     1,076  JOHNSON CONTROLS INCORPORATED                                                                            70,198
     2,494  LEGGETT & PLATT                                                                                          48,633
     3,421  NEWELL RUBBERMAID INCORPORATED                                                                           77,691
     2,323  ROCKWELL COLLINS                                                                                         32,987

                                                                                                                    229,509
                                                                                                           ----------------

GENERAL MERCHANDISE STORES - 3.16%
     1,472  BIG LOTS INCORPORATED                                                                                    12,203
     1,137  DILLARDS INCORPORATED                                                                                    14,974
     4,208  DOLLAR GENERAL CORPORATION                                                                               49,234
     2,137  FAMILY DOLLAR STORES INCORPORATED                                                                        58,810
     2,488  FEDERATED DEPARTMENT STORES INCORPORATED+                                                                70,162
     3,322  J C PENNEY & COMPANY INCORPORATED                                                                        72,752
     6,221  KMART CORPORATION+                                                                                       43,485
     3,801  MAY DEPARTMENT STORES COMPANY                                                                           110,305

                                       37

SHARES      SECURITY NAME                                                                                         VALUE

     4,135  SEARS ROEBUCK & COMPANY                                                                        $        143,236
    11,400  TARGET CORPORATION                                                                                      362,064
     3,607  TJX COMPANIES INCORPORATED                                                                              118,670
    56,660  WAL-MART STORES INCORPORATED                                                                          2,804,670

                                                                                                                  3,860,565
                                                                                                           ----------------

HEALTH SERVICES - 0.55%
     6,849  HCA INCORPORATED                                                                                        303,479
     4,932  HEALTHSOUTH CORPORATION+                                                                                 80,194
     1,299  MANOR CARE INCORPORATED+                                                                                 36,502
     4,153  TENET HEALTHCARE CORPORATION+                                                                           247,726

                                                                                                                    667,901
                                                                                                           ----------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-
CONTRACTORS - 0.01%
       762  MCDERMOTT INTERNATIONAL INCORPORATED+                                                                     6,287
                                                                                                           ----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.25%
     3,720  BED BATH & BEYOND INCORPORATED+                                                                          94,711
     2,665  BEST BUY COMPANY INCORPORATED+                                                                          121,124
     2,667  CIRCUIT CITY STORES                                                                                      32,004
     2,327  RADIOSHACK CORPORATION                                                                                   56,430

                                                                                                                    304,269
                                                                                                           ----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.12%
     4,749  HILTON HOTELS CORPORATION                                                                                37,280
     3,143  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                             104,976

                                                                                                                    142,256
                                                                                                           ----------------

INDUSTRIAL AND COMMERCIAL MACHINERY AND COMPUTER
EQUIPMENT - 5.79%
     4,492  APPLE COMPUTER INCORPORATED+                                                                             69,671
    10,278  APPLIED MATERIALS INCORPORATED+                                                                         292,306
     4,280  BAKER HUGHES INCORPORATED                                                                               123,906
     1,004  BLACK & DECKER CORPORATION                                                                               31,325
     4,377  CATERPILLAR INCORPORATED                                                                                196,090
    92,828  CISCO SYSTEMS INCORPORATED+                                                                           1,130,645
    21,424  COMPAQ COMPUTER CORPORATION                                                                             178,033
       536  CUMMINS INCORPORATED                                                                                     17,688
     2,964  DEERE & COMPANY                                                                                         111,476
    33,012  DELL COMPUTER CORPORATION+                                                                              611,712
     2,618  DOVER CORPORATION                                                                                        78,828
       871  EATON CORPORATION                                                                                        51,572
    27,996  EMC CORPORATION+                                                                                        328,953
       445  FMC CORPORATION+                                                                                         21,801
     4,144  GATEWAY INCORPORATED+                                                                                    22,585
    24,646  HEWLETT-PACKARD COMPANY                                                                                 396,801
    22,053  IBM CORPORATION                                                                                       2,035,492

                                       38

SHARES      SECURITY NAME                                                                                         VALUE

     2,085  INGERSOLL-RAND COMPANY                                                                         $         70,473
       800  INTERNATIONAL GAME TECHNOLOGY+                                                                           34,000
     2,489  JABIL CIRCUIT INCORPORATED+                                                                              44,553
     1,650  LEXMARK INTERNATIONAL INCORPORATED+                                                                      73,772
     4,990  MINNESOTA MINING & MANUFACTURING COMPANY                                                                491,016
     1,575  PALL CORPORATION                                                                                         30,634
     7,338  PALM INCORPORATED+                                                                                       10,713
     1,465  PARKER-HANNIFIN CORPORATION                                                                              50,469
     3,164  PITNEY BOWES INCORPORATED                                                                               121,023
     8,308  SOLECTRON CORPORATION+                                                                                   96,788
     1,101  STANLEY WORKS                                                                                            40,242
     2,855  SYMBOL TECHNOLOGIES INCORPORATED                                                                         29,949
     6,013  UNITED TECHNOLOGIES CORPORATION                                                                         279,604

                                                                                                                  7,072,120
                                                                                                           ----------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.41%
     3,372  AON CORPORATION                                                                                         141,624
     2,137  HUMANA INCORPORATED+                                                                                     25,772
     3,476  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                 336,129

                                                                                                                    503,525
                                                                                                           ----------------

INSURANCE CARRIERS - 4.65%
     1,795  AETNA INCORPORATED                                                                                       51,858
     6,640  AFLAC INCORPORATED                                                                                      179,280
     9,190  ALLSTATE CORPORATION                                                                                    343,247
     1,345  AMBAC FINANCIAL GROUP INCORPORATED                                                                       73,585
    33,208  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             2,590,224
     2,249  CHUBB CORPORATION                                                                                       160,601
     1,869  CIGNA CORPORATION                                                                                       155,034
     2,080  CINCINNATI FINANCIAL CORPORATION                                                                         86,570
     4,383  CONSECO INCORPORATED                                                                                     31,821
     3,048  HARTFORD FINANCIAL SERVICES GROUP                                                                       179,040
     1,937  JEFFERSON-PILOT CORPORATION                                                                              86,158
     3,900  JOHN HANCOCK FINANCIAL SERVICES                                                                         155,805
     2,389  LINCOLN NATIONAL CORPORATION                                                                            111,399
     2,518  LOEWS CORPORATION                                                                                       116,533
     1,835  MBIA INCORPORATED                                                                                        91,750
     9,502  METLIFE INCORPORATED                                                                                    282,209
     1,375  MGIC INVESTMENT CORPORATION                                                                              89,843
       975  PROGRESSIVE CORPORATION                                                                                 130,553
     1,610  SAFECO CORPORATION                                                                                       48,831
     2,681  ST PAUL COMPANIES INCORPORATED                                                                          110,511
     1,591  TORCHMARK CORPORATION                                                                                    62,048
     3,974  UNITEDHEALTH GROUP INCORPORATED                                                                         264,270
     3,120  UNUMPROVIDENT CORPORATION                                                                                78,780

                                       39

SHARES      SECURITY NAME                                                                                         VALUE

       825  WELLPOINT HEALTH NETWORKS INCORPORATED+                                                        $         90,048
     1,500  XL CAPITAL LIMITED                                                                                      118,500

                                                                                                                  5,688,498
                                                                                                           ----------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.07%
     2,847  GEORGIA-PACIFIC GROUP                                                                                    81,965
     1,366  LOUISIANA-PACIFIC CORPORATION                                                                             8,879

                                                                                                                     90,844
                                                                                                           ----------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.33%
     5,796  AGILENT TECHNOLOGIES INCORPORATED+                                                                      113,312
     1,650  ALLERGAN INCORPORATED                                                                                   109,395
     2,655  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                             64,782
       675  CR BARD INCORPORATED                                                                                     34,702
       683  BAUSCH & LOMB INCORPORATED                                                                               19,329
     7,516  BAXTER INTERNATIONAL INCORPORATED                                                                       413,756
     3,251  BECTON DICKINSON & COMPANY                                                                              120,287
     3,380  BIOMET INCORPORATED                                                                                      98,865
     5,135  BOSTON SCIENTIFIC CORPORATION+                                                                          105,268
     1,806  DANAHER CORPORATION                                                                                      85,207
     3,728  EASTMAN KODAK COMPANY                                                                                   121,272
     3,935  GUIDANT CORPORATION+                                                                                    151,498
     2,352  KLA-TENCOR CORPORATION+                                                                                  74,276
    15,289  MEDTRONIC INCORPORATED                                                                                  665,072
       583  MILLIPORE CORPORATION                                                                                    30,864
     1,250  PERKINELMER INCORPORATED                                                                                 32,800
     4,541  RAYTHEON COMPANY                                                                                        157,800
     1,052  ST JUDE MEDICAL INCORPORATED+                                                                            72,009
     2,510  STRYKER CORPORATION                                                                                     132,779
     1,228  TEKTRONIX INCORPORATED+                                                                                  21,478
     2,172  TERADYNE INCORPORATED+                                                                                   42,354
     2,298  THERMO ELECTRON CORPORATION+                                                                             41,478
     8,825  XEROX CORPORATION                                                                                        68,393
     2,437  ZIMMER HOLDINGS INCORPORATED+                                                                            67,626

                                                                                                                  2,844,602
                                                                                                           ----------------

METAL MINING - 0.25%
     5,060  BARRICK GOLD CORPORATION                                                                                 87,791
     1,871  FREEPORT-MCMORAN COOPER & GOLD INCORPORATED+                                                             20,562
     3,406  HOMESTAKE MINING COMPANY                                                                                 31,676
     2,298  INCO LIMITED CORPORATION+                                                                                28,518
     2,488  NEWMONT MINING CORPORATION                                                                               58,717
       973  PHELPS DODGE CORPORATION                                                                                 26,758
     4,213  PLACER DOME INCORPORATED                                                                                 53,884

                                                                                                                    307,906
                                                                                                           ----------------

                                       40

SHARES      SECURITY NAME                                                                                         VALUE

MINING & QUARRYING OF NONMETALLIC M
FUELS - 0.05%
     1,288  VULCAN MATERIALS COMPANY                                                                       $         55,642
                                                                                                           ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.04%
     2,250  HASBRO INCORPORATED                                                                                      31,500
     5,437  MATTEL INCORPORATED                                                                                      85,143
     1,850  TIFFANY & COMPANY                                                                                        40,053
    24,532  TYCO INTERNATIONAL LIMITED                                                                            1,116,206

                                                                                                                  1,272,902
                                                                                                           ----------------

MISCELLANEOUS RETAIL - 0.81%
     5,692  COSTCO WHOLESALE CORPORATION+                                                                           202,408
     4,977  CVS CORPORATION                                                                                         165,236
     3,785  OFFICE DEPOT INCORPORATED+                                                                               51,476
     5,794  STAPLES INCORPORATED+                                                                                    77,176
     2,541  TOYS R US INCORPORATED+                                                                                  43,781
    12,917  WALGREEN COMPANY                                                                                        444,732

                                                                                                                    984,809
                                                                                                           ----------------

MOTION PICTURES - 0.40%
    26,495  WALT DISNEY COMPANY                                                                                     493,337
                                                                                                           ----------------

NONDEPOSITORY CREDIT INSTITUTIONS - 2.59%
    16,812  AMERICAN EXPRESS COMPANY                                                                                488,557
     2,598  CAPITAL ONE FINANCIAL CORPORATION                                                                       119,586
     1,508  COUNTRYWIDE CREDIT INDUSTRIES INCORPORATED                                                               66,246
     8,770  FEDERAL HOME LOAN MORTGAGE CORPORATION                                                                  570,050
    12,725  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                                 1,018,764
     5,929  HOUSEHOLD INTERNATIONAL INCORPORATED                                                                    334,277
    10,782  MBNA CORPORATION                                                                                        326,587
     3,648  PROVIDIAN FINANCIAL CORPORATION                                                                          73,507
     2,086  USA EDUCATION INCORPORATED                                                                              172,950

                                                                                                                  3,170,524
                                                                                                           ----------------

OIL & GAS EXTRACTION - 1.13%
     3,183  ANADARKO PETROLEUM CORPORATION                                                                          153,039
     1,549  APACHE CORPORATION                                                                                       66,592
     2,684  BURLINGTON RESOURCES INCORPORATED                                                                        91,820
     1,680  DEVON ENERGY CORPORATION                                                                                 57,792
     9,506  ENRON CORPORATION                                                                                       258,848
     1,510  EOG RESOURCES INCORPORATED                                                                               43,684
     1,209  KERR-MCGEE CORPORATION                                                                                   62,759
     1,900  NABORS INDUSTRIES INCORPORATED+                                                                          39,843
     1,700  NOBLE DRILLING CORPORATION+                                                                              40,800
     4,730  OCCIDENTAL PETROLEUM CORPORATION                                                                        115,128
     1,198  ROWAN COMPANIES INCORPORATED+                                                                            14,831
     7,312  SCHLUMBERGER LIMITED                                                                                    334,158
     4,015  TRANSOCEAN SEDCO FOREX INCORPORATED                                                                     105,996

                                                                                                                  1,385,290
                                                                                                           ----------------

                                       41

SHARES      SECURITY NAME                                                                                         VALUE

PAPER & ALLIED PRODUCTS - 0.72%
       698  BEMIS COMPANY INCORPORATED                                                                     $         27,815
       775  BOISE CASCADE CORPORATION                                                                                22,863
     6,113  INTERNATIONAL PAPER COMPANY                                                                             212,732
     6,798  KIMBERLY-CLARK CORPORATION                                                                              421,476
     1,220  MEAD CORPORATION                                                                                         33,770
     2,053  PACTIV CORPORATION+                                                                                      29,748
       672  TEMPLE-INLAND INCORPORATED                                                                               31,913
     1,325  WESTVACO CORPORATION                                                                                     34,053
     1,423  WILLAMETTE INDUSTRIES INCORPORATED                                                                       64,020

                                                                                                                    878,390
                                                                                                           ----------------

PERSONAL SERVICES - 0.14%
     2,100  CINTAS CORPORATION                                                                                       84,630
     2,362  H&R BLOCK INCORPORATED                                                                                   91,079

                                                                                                                    175,709
                                                                                                           ----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 5.54%
     1,140  AMERADA HESS CORPORATION                                                                                 72,390
       846  ASHLAND INCORPORATED                                                                                     32,613
     8,137  CHEVRON CORPORATION                                                                                     689,611
     7,925  CONOCO INCORPORATED CLASS B                                                                             200,820
    87,504  EXXON MOBIL CORPORATION                                                                               3,447,658
     4,830  PHILLIPS PETROLEUM COMPANY                                                                              260,530
    27,174  ROYAL DUTCH PETROLEUM COMPANY                                                                         1,365,494
     1,115  SUNOCO INCORPORATED                                                                                      39,694
     6,998  TEXACO INCORPORATED                                                                                     454,870
     3,077  UNOCAL CORPORATION                                                                                      100,002
     3,916  USX-MARATHON GROUP INCORPORATED                                                                         104,752

                                                                                                                  6,768,434
                                                                                                           ----------------

PRIMARY METAL INDUSTRIES - 0.48%
     4,077  ALCAN INCORPORATED                                                                                      122,310
    10,974  ALCOA INCORPORATED                                                                                      340,304
       988  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                      13,170
     1,631  ENGELHARD CORPORATION                                                                                    37,676
     1,001  NUCOR CORPORATION                                                                                        39,740
     1,097  USX-US STEEL GROUP INCORPORATED                                                                          15,336
     1,093  WORTHINGTON INDUSTRIES INCORPORATED                                                                      12,296

                                                                                                                    580,832
                                                                                                           ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.23%
       797  AMERICAN GREETINGS CORPORATION                                                                           10,552
     1,103  DOW JONES & COMPANY INCORPORATED                                                                         50,109
     3,388  GANNETT COMPANY INCORPORATED                                                                            203,653
       978  KNIGHT-RIDDER INCORPORATED                                                                               54,621
     2,474  MCGRAW-HILL COMPANIES INCORPORATED                                                                      143,987

                                       42

       666  MEREDITH CORPORATION                                                                           $         21,399
     2,002  NEW YORK TIMES COMPANY                                                                                   78,138
     1,540  RR DONNELLEY & SONS COMPANY                                                                              41,657
     3,802  TRIBUNE COMPANY                                                                                         119,383
    22,603  VIACOM INCORPORATED CLASS B+                                                                            779,803

                                                                                                                  1,503,302
                                                                                                           ----------------

RAILROAD TRANSPORTATION - 0.36%
     4,953  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                132,493
     2,704  CSX CORPORATION                                                                                          85,176
     4,863  NORFOLK SOUTHERN CORPORATION                                                                             78,392
     3,151  UNION PACIFIC CORPORATION                                                                               147,781

                                                                                                                    443,842
                                                                                                           ----------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.23%
       915  COOPER TIRE & RUBBER COMPANY                                                                             13,030
     2,033  GOODYEAR TIRE & RUBBER COMPANY                                                                           37,468
     3,483  NIKE INCORPORATED CLASS B                                                                               163,039
       713  REEBOK INTERNATIONAL LIMITED+                                                                            14,759
     1,040  SEALED AIR CORPORATION+                                                                                  37,950
       773  TUPPERWARE CORPORATION                                                                                   15,413

                                                                                                                    281,659
                                                                                                           ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
SERVICES - 1.4
     1,378  BEAR STEARNS COMPANIES INCORPORATED                                                                      68,914
    17,602  CHARLES SCHWAB CORPORATION                                                                              202,423
     3,377  FRANKLIN RESOURCES INCORPORATED                                                                         117,081
     3,106  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                   176,576
    10,666  MERRILL LYNCH & COMPANY INCORPORATED                                                                    433,040
    14,113  MORGAN STANLEY DEAN WITTER & COMPANY                                                                    654,138
     2,786  STILWELL FINANCIAL INCORPORATED                                                                          54,327
     1,588  T ROWE PRICE GROUP INCORPORATED                                                                          46,527

                                                                                                                  1,753,026
                                                                                                           ----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.08%
    11,823  CORNING INCORPORATED                                                                                    104,279
                                                                                                           ----------------

TOBACCO PRODUCTS - 1.16%
    27,864  PHILIP MORRIS COMPANIES INCORPORATED                                                                  1,345,553
     2,094  UST INCORPORATED                                                                                         69,520

                                                                                                                  1,415,073
                                                                                                           ----------------

TRANSPORTATION BY AIR - 0.30%
     1,940  AMR CORPORATION+                                                                                         37,132
     1,622  DELTA AIRLINES INCORPORATED                                                                              42,740
     3,916  FEDEX CORPORATION+                                                                                      143,913

                                       43

     9,679  SOUTHWEST AIRLINES COMPANY                                                                     $        143,636
       884  US AIRWAYS GROUP INCORPORATED+                                                                            4,110

                                                                                                                    371,531
                                                                                                           ----------------

TRANSPORTATION EQUIPMENT - 1.89%
    11,115  BOEING COMPANY                                                                                          372,353
     1,078  BRUNSWICK CORPORATION                                                                                    17,755
     1,899  DANA CORPORATION                                                                                         29,624
     7,091  DELPHI AUTOMOTIVE SYSTEMS CORPORATION                                                                    83,319
    23,219  FORD MOTOR COMPANY                                                                                      402,850
     2,544  GENERAL DYNAMICS CORPORATION                                                                            224,686
     6,923  GENERAL MOTORS CORPORATION                                                                              296,997
     2,174  GENUINE PARTS COMPANY                                                                                    69,264
     1,305  GOODRICH CORPORATION                                                                                     25,421
     3,882  HARLEY-DAVIDSON INCORPORATED                                                                            157,221
    10,285  HONEYWELL INTERNATIONAL INCORPORATED                                                                    271,524
     1,114  ITT INDUSTRIES INCORPORATED                                                                              49,907
       746  NAVISTAR INTERNATIONAL CORPORATION+                                                                      21,075
     1,045  NORTHROP GRUMMAN CORPORATION                                                                            105,545
       925  PACCAR INCORPORATED                                                                                      45,390
     2,323  ROCKWELL INTERNATIONAL CORPORATION                                                                       34,102
     1,792  TEXTRON INCORPORATED                                                                                     60,229
     1,542  TRW INCORPORATED                                                                                         45,981

                                                                                                                  2,313,243
                                                                                                           ----------------

TRANSPORTATION SERVICES - 0.04%
     1,716  SABRE HOLDINGS CORPORATION+                                                                              45,886
                                                                                                           ----------------

WATER TRANSPORTATION - 0.13%
     7,467  CARNIVAL CORPORATION                                                                                    164,423
                                                                                                           ----------------

WHOLESALE TRADE-DURABLE GOODS - 1.80%
     1,213  GRAINGER (W W) INCORPORATED                                                                              47,125
    38,423  JOHNSON & JOHNSON                                                                                     2,128,634
     1,673  VISTEON CORPORATION                                                                                      21,331

                                                                                                                  2,197,090
                                                                                                           ----------------

WHOLESALE TRADE-NONDURABLE GOODS - 0.99%
     1,200  AMERISOURCEBERGEN CORPORATION+                                                                           85,140
       919  BROWN-FORMAN CORPORATION                                                                                 58,062
     5,648  CARDINAL HEALTH INCORPORATED                                                                            417,670
     3,588  MCKESSON CORPORATION                                                                                    135,591
     6,442  SAFEWAY INCORPORATED+                                                                                   255,876
     1,685  SUPERVALU INCORPORATED                                                                                   34,088
     8,562  SYSCO CORPORATION                                                                                       218,674

                                                                                                                  1,205,101
                                                                                                           ----------------
TOTAL COMMON STOCK (COST $117,538,641)                                                                          119,569,884

REAL ESTATE
INVESTMENT TRUST - 0.04%
     2,530  STARWOOD HOTELS & RESORTS OF WORLDWIDE INCORPORATED                                            $         55,660

TOTAL REAL ESTATE INVESTMENT TRUST (COST $83,437)                                                                    55,660
                                                                                                           ----------------

PRINCIPAL                                                                      INTEREST RATE  MATURITY DATE

SHORT-TERM INVESTMENTS - 2.22%

US TREASURY BILLS - 2.22%
$    14,000 US TREASURY BILLS                                                       2.27%#       12/20/01            13,930
  2,512,000 US TREASURY BILLS                                                       2.76#        11/23/01         2,502,969
    200,000 US TREASURY BILLS                                                       2.37#        12/27/01           198,864

TOTAL SHORT-TERM INVESTMENTS (COST $2,715,762)                                                                    2,715,763
                                                                                                           ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $120,789,792) *                          100.09%                                                     $    122,341,307
OTHER ASSETS AND LIABILITIES, NET               (0.09)                                                             (112,697)
                                               ------                                                      ----------------
TOTAL NET ASSETS                               100.00%                                                     $    122,228,609
                                               ------                                                      ----------------

#  YIELD TO MATURITY.
+  NON-INCOME PRODUCING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $121,226,408 AND NET UNREALIZED APPRECIATION CONSISTS OF:
++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $675,975.

   GROSS UNREALIZED APPRECIATION                                 $  26,917,594
   GROSS UNREALIZED DEPRECIATION                                   (25,802,695)
                                                                 -------------
   NET UNREALIZED APPRECIATION                                   $  1,114,899

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MODERATE BALANCED FUND

FACE/SHARE SECURITY DESCRIPTION                                                                                  VALUE
AMOUNT

    N/A    WELLS FARGO DISCIPLINED GROWTH PORTFOLIO $ 5,188,143
    N/A    WELLS FARGO INCOME EQUITY PORTFOLIO                                                                   51,866,513
    N/A    WELLS FARGO INDEX PORTFOLIO                                                                           51,768,421
    N/A    WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                                            13,439,385
    N/A    WELLS FARGO INTERNATIONAL PORTFOLIO                                                                   17,397,479
    N/A    WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO                                                           4,498,781
    N/A    WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                            41,561,263
    N/A    WELLS FARGO MANAGED FIXED INCOME PORTFOLIO                                                           116,508,113
    N/A    WELLS FARGO POSITIVE RETURN BOND PORTFOLIO                                                            77,411,290
    N/A    WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                                  5,073,832
    N/A    WELLS FARGO SMALL CAP VALUE PORTFOLIO                                                                  5,172,962
    N/A    WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                             5,031,279
    N/A    WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                              5,101,849
    N/A    WELLS FARGO STABLE INCOME PORTFOLIO                                                                   77,200,532
    N/A    WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO                                                            38,731,127

TOTAL INVESTMENT IN CORE PORTFOLIOS - 99.24% (COST $460,273,633)                                                515,950,969
                                                                                                           ----------------

PRINCIPAL                                                                     INTEREST RATE  MATURITY DATE

SHORT-TERM INVESTMENTS - 0.85%
U.S. TREASURY BILLS - 0.85%
$ 4,380,000 US TREASURY BILLS#                                                   2.56%*         2/28/02           4,337,659
    100,000 US TREASURY BILLS#                                                   2.39%*         3/21/02              98,908

TOTAL SHORT-TERM INVESTMENTS (COST $4,433,269)                                                                    4,436,567

                                                                                                           ----------------
TOTAL INVESTMENTS IN CORE PORTFOLIOS AND SECURITIES - 100.09% (COST $464,706,902)                               520,387,536
                                                                                                           ----------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS AND SECURITIES
(COST $464,706,902)                            100.09%                                                     $    520,387,536
OTHER ASSETS AND LIABILITIES, NET   (0.09)   (456,195)
                                             --------                                                      ----------------
TOTAL NET ASSETS                               100.00%                                                     $    519,931,341
                                             --------                                                      ----------------

*  YIELD TO MATURITY
# SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STRATEGIC INCOME FUND

FACE/SHARE  SECURITY DESCRIPTION                                                                                VALUE
  AMOUNT
    N/A    WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                                                        $      1,504,590
    N/A    WELLS FARGO INCOME EQUITY PORTFOLIO                                                                   14,977,391
    N/A    WELLS FARGO INDEX PORTFOLIO                                                                           15,023,369
    N/A    WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                                             3,903,937
    N/A    WELLS FARGO INTERNATIONAL PORTFOLIO                                                                    5,080,036
    N/A    WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO                                                           1,493,853
    N/A    WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                            12,105,989
    N/A    WELLS FARGO MANAGED FIXED INCOME PORTFOLIO                                                            82,430,650
    N/A    WELLS FARGO POSITIVE RETURN BOND PORTFOLIO                                                            54,979,623
    N/A    WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                                  1,466,677
    N/A    WELLS FARGO SMALL CAP VALUE PORTFOLIO                                                                  1,501,750
    N/A    WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                             1,451,177
    N/A    WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                              1,475,490
    N/A    WELLS FARGO STABLE INCOME PORTFOLIO                                                                   74,750,825
    N/A    WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO                                                            27,530,122

TOTAL INVESTMENT IN CORE PORTFOLIOS - 99.55% (COST $284,180,353)                                                299,675,479
                                                                                                           ----------------

PRINCIPAL                                                                    INTEREST RATE   MATURITY DATE       VALUE

SHORT-TERM INVESTMENTS - 0.41%

US TREASURY BILLS - 0.41%
$ 1,265,000 US TREASURY BILLS#                                                   2.56%*          2/28/02          1,252,771

TOTAL SHORT-TERM INVESTMENTS (COST $1,251,824)                                                                    1,252,771
                                                                                                           ----------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS AND SECURITIES - 99.96% (COST $285,432,177)                                300,928,250
                                                                                                           ----------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS AND SECURITIES
(COST $285,432,177)                             99.96%                                                     $    300,928,250
OTHER ASSETS AND LIABILITIES, NET                0.04                                                               112,544
                                               ------                                                      ----------------
TOTAL NET ASSETS                               100.00%                                                     $   $301,040,794
                                               ------                                                      ----------------

*  YIELD TO MATURITY
# SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                     STATEMENTS OF ASSETS & LIABLITIES - SEPTEMBER 30,2001
---------------------------------------------------------------------------------------------------------------------------
                                                                   AGGRESSIVE                  ASSET                GROWTH
                                                              BALANCED-EQUITY             ALLOCATION              BALANCED
---------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
        IN SECURITIES,AT MARKET VALUE (SEE COST BELOW)        $    82,367,591       $  1,505,980,957       $ 1,235,755,299
      CASH                                                                  0                 50,182                     0
      RECEIVABLE FOR DIVIDENDS AND INTEREST
      AND OTHER RECEIVABLES                                                 0              7,234,668                     0
      RECEIVABLE FOR INVESTMENTS SOLD                                       0              7,936,480                     0
      RECEIVABLE FOR FUND SHARES ISSUED                               386,916              1,267,261            12,019,543
      PREPAID EXPENSES AND OTHER ASSETS                                     0                      0                     0
      VARIATION MARGIN ON FUTURES CONTRACTS                           230,775                492,900             3,462,325
                                                              ---------------       ----------------       ---------------
TOTAL ASSETS                                                       82,985,282          1,522,962,448         1,251,237,167
                                                              ---------------       ----------------       ---------------
LIABILITIES
      DIVIDEND PAYABLE                                                      0                 16,924                     0
      PAYABLE FOR INVESTMENTS PURCHASED                                     0                 48,573                     0
      PAYABLE TO CUSTODIAN                                                  0                      0                     0
      PAYABLE FOR FUND SHARES REDEEMED                                      0              2,790,903             1,135,656
      PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                     22,081              1,435,299               362,762
      PAYABLE TO OTHER RELATED PARTIES                                 12,541                774,154                86,443
      ACCRUED EXPENSES AND OTHER LIABILITIES                           42,801                297,090                   678
                                                              ---------------       ----------------       ---------------
TOTAL LIABILITIES                                                      77,423              5,362,943             1,585,539
                                                              ---------------       ----------------       ---------------
TOTAL NET ASSETS                                              $    82,907,859       $  1,517,599,505       $ 1,249,651,628
                                                              ---------------       ----------------       ---------------

NET ASSETS CONSIST OF:

      PAID-IN CAPITAL                                         $    90,021,193       $  1,562,222,027       $ 1,142,642,022
      UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                    1,158,244                488,597            21,624,088
      UNDISTRIBUTED NET REALIZED GAIN (LOSS)
      ON INVESTMENTS                                                 (457,051)            90,406,718            50,831,258
      NET UNREALIZED APPRECIATION (DEPRECIATION)
       OF INVESTMENTS                                              (7,257,765)          (135,069,112)           42,887,672
      NET UNREALIZED APPRECIATION (DEPRECIATION)
       OF FUTURES                                             $      (556,762)              (448,725)           (8,333,412)
                                                              ---------------       ----------------       ---------------
      TOTAL NET ASSETS                                        $    82,907,859       $  1,517,599,505       $ 1,249,651,628
                                                              ---------------       ----------------       ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

      NET ASSETS - CLASS A                                                N/A       $    989,512,509       $    25,049,067
      SHARES OUTSTANDING - CLASS A                                        N/A             52,865,235               858,355
      NET ASSET VALUE PER SHARE - CLASS A                                 N/A       $          18.72       $         29.18
      MAXIMUM OFFERING PRICE PER SHARE - CLASS A (1)                      N/A       $          19.86       $         30.96
      NET ASSETS - CLASS B                                                N/A       $    479,035,157       $    48,487,483
      SHARES OUTSTANDING - CLASS B                                        N/A             42,183,253             1,801,117
      NET ASSET VALUE AND OFFERING PRICE PER SHARE -
        CLASS B                                                           N/A       $          11.36       $         26.92
      NET ASSETS - CLASS C                                                N/A       $     31,536,462       $    11,265,475
      SHARES OUTSTANDING - CLASS C                                        N/A              2,769,523               418,693
      NET ASSET VALUE AND OFFERING PRICE PER SHARE -
        CLASS C                                                           N/A       $          11.39       $         26.91
      NET ASSETS - INSTITUTIONAL CLASS                        $    82,907,859       $     17,515,377       $ 1,164,849,603
      SHARES OUTSTANDING - INSTITUTIONAL CLASS                      6,896,189                935,446            42,623,207
      NET ASSET VALUE AND OFFERING PRICE PER SHARE -
        INSTITUTIONAL CLASS                                   $         12.02       $          18.72       $         27.33
                                                              ---------------       ----------------       ---------------
      INVESTMENTS AT COST (NOTE 10)                           $    89,625,356       $  1,641,050,069       $ 1,192,867,627
                                                              ---------------       ----------------       ---------------

                                                                        INDEX               MODERATE             STRATEGIC
                                                                   ALLOCATION               BALANCED                INCOME
--------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
        IN SECURITIES,AT MARKET VALUE (SEE COST BELOW)        $   122,341,307       $    520,387,536       $   300,928,250
      CASH                                                                  0                      0                     0
      RECEIVABLE FOR DIVIDENDS AND INTEREST
      AND OTHER RECEIVABLES                                           129,905                      0                     0
      RECEIVABLE FOR INVESTMENTS SOLD                                       0                      0                     0
      RECEIVABLE FOR FUND SHARES ISSUED                               185,183                698,092               201,304
      PREPAID EXPENSES AND OTHER ASSETS                                     0                      0                     0
      VARIATION MARGIN ON FUTURES CONTRACTS                            53,000                958,325               269,612
                                                              ---------------       ----------------       ---------------
TOTAL ASSETS                                                      122,709,395            522,043,953       $   301,399,166
                                                              ---------------       ----------------       ---------------
LIABILITIES
      DIVIDEND PAYABLE
      PAYABLE FOR INVESTMENTS PURCHASED                                     0                      0                     0
      PAYABLE TO CUSTODIAN                                                  0                      0                     0
      PAYABLE FOR FUND SHARES REDEEMED                                147,861                      0                     0
      PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                     77,519              1,895,371               248,515
      PAYABLE TO OTHER RELATED PARTIES                                112,805                144,151                69,504
      ACCRUED EXPENSES AND OTHER LIABILITIES                           53,094                 14,342                 8,949
TOTAL LIABILITIES                                                      89,507                 58,748                31,404
                                                              ---------------       ----------------       ---------------
TOTAL NET ASSETS                                                      480,786              2,112,612               358,372
                                                              ---------------       ----------------       ---------------
                                                              $   122,228,609       $    519,931,341       $   301,040,794
                                                              ---------------       ----------------       ---------------
NET ASSETS CONSIST OF:

      PAID-IN CAPITAL
      UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)              $   115,760,869       $    425,522,617       $   266,052,690
      UNDISTRIBUTED NET REALIZED GAIN (LOSS)                                0             16,650,808            10,672,701
      ON INVESTMENTS
      NET UNREALIZED APPRECIATION (DEPRECIATION)                    4,910,475             24,383,694             9,468,449
       OF INVESTMENTS
      NET UNREALIZED APPRECIATION (DEPRECIATION)                    1,551,515             55,680,634            15,496,073
       OF FUTURES
      TOTAL NET ASSETS                                                  5,750             (2,306,412)             (649,119)
                                                              ---------------       ----------------       ---------------
                                                              $   122,228,609       $    519,931,341       $   301,040,794
                                                              ---------------       ----------------       ---------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
---------------------------------------------------------------------------------------------------------------------------
      NET ASSETS - CLASS A                                    $    57,832,607                    N/A                   N/A
      SHARES OUTSTANDING - CLASS A                                  4,121,781                    N/A                   N/A
      NET ASSET VALUE PER SHARE - CLASS A                     $         14.03                    N/A                   N/A
      MAXIMUM OFFERING PRICE PER SHARE - CLASS A (1)          $         14.89                    N/A                   N/A
      NET ASSETS - CLASS B                                    $    19,774,658                    N/A                   N/A
      SHARES OUTSTANDING - CLASS B                                  1,161,079                    N/A                   N/A
      NET ASSET VALUE AND OFFERING PRICE PER SHARE -
        CLASS B                                               $         17.03                    N/A                   N/A
      NET ASSETS - CLASS C                                    $    44,621,344                    N/A                   N/A
      SHARES OUTSTANDING - CLASS C                                  2,618,411                    N/A                   N/A
      NET ASSET VALUE AND OFFERING PRICE PER SHARE -
        CLASS C                                               $         17.04                    N/A                   N/A
      NET ASSETS - INSTITUTIONAL CLASS                                    N/A       $    519,931,341       $   301,040,794
      SHARES OUTSTANDING - INSTITUTIONAL CLASS                            N/A             23,327,105            15,109,513
      NET ASSET VALUE AND OFFERING PRICE PER SHARE -
        INSTITUTIONAL CLASS                                               N/A       $   22.29 $19.92
                                                              ---------------       ----------------       ---------------
      INVESTMENTS AT COST (NOTE 10)                           $   120,789,792       $    464,706,902       $   285,432,177
                                                              ---------------       ----------------       ---------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE PERIOD ENDED SEPTEMBER 30,2001
--------------------------------------------------------------------------------------------------------------------------
                                                                   AGGRESSIVE                  ASSET                GROWTH
                                                              BALANCED-EQUITY             ALLOCATION              BALANCED
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      DIVIDENDS                                               $       854,929(1)    $     15,358,971       $     9,163,739(2)
      INTEREST                                                      1,255,254             32,974,671            27,295,264
      SECURITIES LENDING INCOME                                        28,463                      0               393,013
      NET EXPENSES ALLOCATED FROM PORTFOLIOS                         (541,263)                     0            (6,645,698)
                                                              ----------------      ----------------       ----------------
TOTAL INVESTMENT INCOME                                             1,597,383             48,333,642            30,206,318
                                                              ----------------      ----------------       ----------------
EXPENSES
      ADVISORY FEES                                                   225,852             14,305,505             2,984,264
      ADMINISTRATION FEES                                             135,511              2,682,282             1,790,575
      SHAREHOLDER SERVICING FEES                                            0              1,713,459               152,584
      PORTFOLIO ACCOUNTING FEES                                         7,747                149,916                51,859
      TRANSFER AGENT
        CLASS A                                                           N/A              1,534,765                14,415
        CLASS B                                                           N/A                654,601                57,361
        CLASS C                                                           N/A                 29,934                 5,450
      INSTITUTIONAL CLASS                                               7,637                  7,330                31,320
      DISTRIBUTION FEES
        CLASS B                                                           N/A              4,102,185               236,385
        CLASS C                                                           N/A                259,979                65,514
      LEGAL AND AUDIT FEES                                              6,162                 54,050                27,824
      REGISTRATION FEES                                                 2,805                 24,620                85,342
      DIRECTORS' FEES                                                   4,250                  4,250                 4,250
      SHAREHOLDER REPORTS                                                 268                 69,908                28,278
      OTHER                                                               990                 21,070                   161
                                                              ----------------      ----------------       ----------------
TOTAL EXPENSES                                                        391,222             25,613,854             5,535,582
                                                              ----------------      ----------------       ----------------
LESS:
        WAIVED FEES AND REIMBURSED EXPENSES                           (34,060)            (3,566,627)             (724,893)
        NET EXPENSES                                                  357,162             22,047,227             4,810,689
                                                              ----------------      ----------------       ----------------
NET INVESTMENT INCOME (LOSS)                                        1,240,221             26,286,415            25,395,629
                                                              ----------------      ----------------       ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------
      NET REALIZED GAIN (LOSS) FROM:
        SECURITIES                                                          0            104,962,929                     0
        FINANCIAL FUTURES TRANSACTIONS                                      0             (2,003,154)                    0
        SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS            (802,075)                     0            37,797,081
        FOREIGN CURRENCY TRANSACTIONS ALLOCATED
         FROM PORTFOLIOS                                              136,603                      0             1,371,770
        FINANCIAL FUTURES TRANSACTIONS ALLOCATED
         FROM PORTFOLIOS                                              863,556                      0            24,540,711
                                                              ----------------      ----------------       ----------------
      NET REALIZED GAIN FROM INVESTMENTS                              198,084            102,959,775            63,709,562
                                                              ----------------      ----------------       ----------------
      NET CHANGE IN UNREALIZED APPRECIATION
        (DEPRECIATION) OF:
        SECURITIES                                                      1,301           (421,788,669)                6,862
        FINANCIAL FUTURES TRANSACTIONS                               (910,645)              (405,800)          (13,337,332)
        FOREIGN CURRENCY TRANSACTIONS                                  (7,332)                     0                     0
        SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS         (14,720,196)                     0          (206,768,022)
        FOREIGN CURRENCY TRANSACTIONS ALLOCATED
          FROM PORTFOLIOS                                                   0                      0               (71,363)
      FINANCIAL FUTURES TRANSACTIONS ALLOCATED
          FROM PORTFOLIOS                                              32,347                      0               369,459
                                                              ----------------      ----------------       ----------------
      NET CHANGE IN UNREALIZED DEPRECIATION OF
        INVESTMENTS                                               (15,604,525)          (422,194,469)         (219,800,396)
                                                              ----------------      ----------------       ----------------
      NET REALIZED AND UNREALIZED GAIN (LOSS)
        ON INVESTMENTS                                            (15,406,441)          (319,234,694)         (156,090,834)
                                                              ----------------      ----------------       ----------------
      NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                             $   (14,166,220)      $   (292,948,279)      $  (130,695,205)
                                                              ----------------      ----------------       ----------------

--------------------------------------------------------------------------------------------------------------------------
                                                                        INDEX               MODERATE             STRATEGIC
                                                                  ALLOCATION                BALANCED                INCOME
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      DIVIDENDS                                               $     1,965,629       $      2,579,292(3)    $       693,186(4)
      INTEREST                                                        141,254             20,604,018            14,276,251
      SECURITIES LENDING INCOME                                             0                171,239                87,763
      NET EXPENSES ALLOCATED FROM PORTFOLIOS                                0             (2,827,941)           (1,398,378)
                                                              ----------------      ----------------       ----------------
TOTAL INVESTMENT INCOME                                             2,106,883             20,526,608            13,658,822
                                                              ----------------      ----------------       ----------------
EXPENSES
      ADVISORY FEES                                                 1,284,665              1,373,384               730,553
      ADMINISTRATION FEES                                             240,875                824,030               438,332
      SHAREHOLDER SERVICING FEES                                      401,458                      0                     0
      PORTFOLIO ACCOUNTING FEES                                        87,298                 17,991                22,796
      TRANSFER AGENT
        CLASS A                                                        27,871                    N/A                   N/A
        CLASS B                                                        27,814                    N/A                   N/A
        CLASS C                                                        24,720                    N/A                   N/A
      INSTITUTIONAL CLASS                                                   -                 28,268                12,973
      DISTRIBUTION FEES
        CLASS B                                                       188,813                   N/A                    N/A
        CLASS C                                                       456,925                   N/A                    N/A
      LEGAL AND AUDIT FEES                                             17,236                  8,476                10,507
      REGISTRATION FEES                                                 1,605                 13,505                14,130
      DIRECTORS' FEES                                                   4,250                  4,250                 4,250
      SHAREHOLDER REPORTS                                               4,982                  3,624                 6,636
      OTHER                                                               531                    519                   286
                                                              ----------------      ----------------       ----------------
TOTAL EXPENSES                                                      2,769,043              2,274,047             1,240,463
                                                              ----------------      ----------------       ----------------
LESS:
        WAIVED FEES AND REIMBURSED EXPENSES                           (37,500)              (302,550)             (315,305)
        NET EXPENSES                                                2,731,543              1,971,497               925,158
                                                              ----------------      ----------------       ----------------
NET INVESTMENT INCOME (LOSS)                                         (624,660)            18,555,111            12,733,664
                                                              ----------------      ----------------       ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      NET REALIZED GAIN (LOSS) FROM:
        SECURITIES                                                  6,011,516                      0                     0
FINANCIAL FUTURES TRANSACTIONS                                       (539,384)                     0                     0
        SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                   0             13,351,900             6,640,844
        FOREIGN CURRENCY TRANSACTIONS ALLOCATED
         FROM PORTFOLIOS                                                    0                 393815                103247
        FINANCIAL FUTURES TRANSACTIONS ALLOCATED
         FROM PORTFOLIOS                                                    0             16,358,346             4,159,027
      NET REALIZED GAIN FROM INVESTMENTS                            5,472,132             30,104,061            10,903,118
      NET CHANGE IN UNREALIZED APPRECIATION
        (DEPRECIATION) OF:
        SECURITIES                                                (55,865,746)                 5,814                 1,565
        FINANCIAL FUTURES TRANSACTIONS                                134,525             (4,140,444)           (1,097,980)
        FOREIGN CURRENCY TRANSACTIONS                                       0                      0                     0
        SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                   0            (56,282,119)          (12,216,249)
        FOREIGN CURRENCY TRANSACTIONS ALLOCATED
          FROM PORTFOLIOS                                                   0                (21,148)               (5,300)
      FINANCIAL FUTURES TRANSACTIONS ALLOCATED
          FROM PORTFOLIOS                                                   0                 99,634                27,765
                                                              ----------------      ----------------       ----------------
      NET CHANGE IN UNREALIZED DEPRECIATION OF
        INVESTMENTS                                               (55,731,221)           (60,338,263)          (13,290,199)
                                                              ----------------      ----------------       ----------------
      NET REALIZED AND UNREALIZED GAIN (LOSS)
        ON INVESTMENTS                                            (50,259,089)           (30,234,202)           (2,387,081)
                                                              ----------------      ----------------       ----------------
      NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                             $   (50,883,749)      $    (11,679,091)      $    10,346,583
                                                              ----------------      ----------------       ----------------

(1) NET OF FOREIGN WITHHOLDING TAXES OF $18,368.
(2) NET OF FOREIGN WITHHOLDING TAXES OF $224,565.
(3) NET OF FOREIGN WITHHOLDING TAXES OF $58,411.
(4) NET OF FOREIGN WITHHOLDING TAXES OF $17,024.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                              STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------
                                                          AGGRESSIVE BALANCED-EQUITY
                                                       -----------------------------------
                                                                 FOR THE           FOR THE
                                                              YEAR ENDED        YEAR ENDED
                                                       SEPTEMBER 30,2001 SEPTEMBER 30,2001
---------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                          $  90,334,328    $   65,010,927
      BEGINNING NET ASSETS
OPERATIONS:                                                    1,240,221         1,072,021
      NET INVESTMENT INCOME (LOSS)
      NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND        198,084         2,369,831
       FOREIGN CURRENCY TRANSACTIONS
      NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)   (15,604,525)        7,030,179
        OF INVESTMENTS
                                                           --------------  ---------------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING        (14,166,220)       10,472,031
       FROM OPERATIONS
                                                           --------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
      NET INVESTMENT INCOME                                          N/A               N/A
        CLASS A                                                      N/A               N/A
        CLASS B                                                      N/A               N/A
        CLASS C                                               (1,096,858)         (603,650)
        INSTITUTIONAL CLASS
      NET REALIZED GAIN ON SALE OF INVESTMENTS                       N/A               N/A
        CLASS A                                                      N/A               N/A
        CLASS B                                                      N/A               N/A
        CLASS C                                               (2,933,519)          (96,465)
        INSTITUTIONAL CLASS
CAPITAL SHARE TRANSACTIONS:                                          N/A               N/A
      PROCEEDS FROM SHARES SOLD - CLASS A                            N/A               N/A
      REINVESTMENT OF DIVIDENDS - CLASS A                            N/A               N/A
      COST OF SHARES REDEEMED - CLASS A
                                                           --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      N/A               N/A
      FROM CAPITAL SHARE TRANSACTIONS - CLASS A                      N/A               N/A
                                                           --------------  ---------------
      PROCEEDS FROM SHARES SOLD - CLASS B                            N/A               N/A
      REINVESTMENT OF DIVIDENDS - CLASS B                            N/A               N/A
      COST OF SHARES REDEEMED - CLASS B
                                                           --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      N/A               N/A
      FROM CAPITAL SHARE TRANSACTIONS - CLASS B                      N/A               N/A
                                                           --------------  ---------------
      PROCEEDS FROM SHARES SOLD - CLASS C                            N/A               N/A
      REINVESTMENT OF DIVIDENDS - CLASS C                            N/A               N/A
      COST OF SHARES REDEEMED - CLASS C
                                                           --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      N/A               N/A
      FROM CAPITAL SHARE TRANSACTIONS - CLASS C               23,022,163        29,670,699
                                                           --------------  ---------------
      PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS          4,006,894           695,629
      REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS        (16,258,929)      (14,814,843)
      COST OF SHARES REDEEMED - INSTITUTIONAL CLASS
                                                           --------------  ---------------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM CAPITAL SHARE TRANSACTIONS -                       10,770,128        15,551,485
                                                           --------------  ---------------
      INSTITUTIONAL CLASS                                     (7,426,469)       25,323,401
                                                           --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
---------------------------------------------------------------------------------------------
NET ASSETS:                                                $  82,907,859    $   90,334,328
      ENDING NET ASSETS
SHARE ISSUED AND REDEEMED:                                           N/A               N/A
      SHARES SOLD - CLASS A                                          N/A               N/A
      SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A           N/A               N/A
      SHARES REDEEMED - CLASS A                                      N/A               N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A              N/A               N/A
      SHARES SOLD - CLASS B                                          N/A               N/A
      SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B           N/A               N/A
      SHARES REDEEMED - CLASS B                                      N/A               N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASSB               N/A               N/A
      SHARES SOLD - CLASS C                                          N/A               N/A
      SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C           N/A               N/A
      SHARES REDEEMED - CLASS C                                      N/A               N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C        1,702,159         2,060,910
      SHARES SOLD - INSTITUTIONAL CLASS
      SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -               281,553            50,518
       INSTITUTIONAL CLASS                                    (1,197,706)       (1,045,649)
      SHARES REDEEMED - INSTITUTIONAL CLASS
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -                  786,006         1,065,779
       INSTITUTIONAL CLASS
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT             $   1,158,244    $      861,489
       INCOME
                                                           --------------  ---------------

---------------------------------------------------------------------------------------------
                                                                  ASSET ALLOCATION
                                                       --------------------------------------
                                                                  FOR THE            FOR THE
                                                               YEAR ENDED          YEAR ENDED
                                                        SEPTEMBER 30,2001   SEPTEMBER 30,2001
---------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                        $   1,897,616,54     $  1,822,437,43
      BEGINNING NET ASSETS
OPERATIONS:                                                    26,286,415          38,053,625
      NET INVESTMENT INCOME (LOSS)
      NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS A       102,959,775         127,663,994
       FOREIGN CURRENCY TRANSACTIONS
      NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATI      (422,194,469)         45,590,433
        OF INVESTMENTS
                                                         -----------------    ---------------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING        (292,948,279)        211,308,052
       FROM OPERATIONS
                                                         -----------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
      NET INVESTMENT INCOME                                   (19,505,230)        (29,436,744)
        CLASS A                                                (5,376,871)         (7,212,756)
        CLASS B                                                  (352,946)           (359,060)
        CLASS C                                                (1,173,607)           (425,928)(1)
        INSTITUTIONAL CLASS
      NET REALIZED GAIN ON SALE OF INVESTMENTS                (89,825,634)       (185,933,653)
        CLASS A                                               (42,536,572)        (70,594,650)
        CLASS B                                                (2,530,757)         (2,978,297)
        CLASS C                                                (1,477,879)                  0(1)
        INSTITUTIONAL CLASS
CAPITAL SHARE TRANSACTIONS:                                 118,567,413(3)       97,584,952(2)
      PROCEEDS FROM SHARES SOLD - CLASS A                     107,652,619         212,815,654
      REINVESTMENT OF DIVIDENDS - CLASS A                    (208,606,331)       (291,193,813)
      COST OF SHARES REDEEMED - CLASS A
                                                         -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING                17,613,701          19,206,793
      FROM CAPITAL SHARE TRANSACTIONS - CLASS A               106,805,944(3)      136,401,248(2)
                                                         -----------------    ---------------
      PROCEEDS FROM SHARES SOLD - CLASS B                      46,644,560          75,957,306
      REINVESTMENT OF DIVIDENDS - CLASS B                    (108,447,470)       (103,958,464)
      COST OF SHARES REDEEMED - CLASS B
                                                         -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING                45,003,034         108,400,090
      FROM CAPITAL SHARE TRANSACTIONS - CLASS B                16,125,524          19,409,831
                                                         -----------------    ---------------
      PROCEEDS FROM SHARES SOLD - CLASS C                       2,497,751           2,643,688
      REINVESTMENT OF DIVIDENDS - CLASS C                     (10,952,400)         (8,425,764)
      COST OF SHARES REDEEMED - CLASS C
                                                         -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING                 7,670,875          13,627,755
      FROM CAPITAL SHARE TRANSACTIONS - CLASS C             128,119,534(3)         34,385,591)(1)
                                                         -----------------    ---------------
      PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS           2,548,626             388,482(1)
      REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS        (125,245,037)        (15,196,564)(1)
      COST OF SHARES REDEEMED - INSTITUTIONAL CLASS
                                                         -----------------    ---------------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM CAPITAL SHARE TRANSACTIONS -                         5,423,123          19,577,509(1)
                                                         -----------------    ---------------
      INSTITUTIONAL CLASS                                    (380,017,042)         75,179,111
                                                         -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS
---------------------------------------------------------------------------------------------
NET ASSETS:                                              $   1,517,599,50     $  1,897,616,54
      ENDING NET ASSETS
SHARE ISSUED AND REDEEMED:                                      5,774,590(3)        4,063,691(2)
      SHARES SOLD - CLASS A                                     4,926,071           9,236,779
      SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLAS        (9,810,856)        (12,056,323)
      SHARES REDEEMED - CLASS A                                   889,805           1,244,147
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A         8,231,485(3)        9,321,779(2)
      SHARES SOLD - CLASS B                                     3,495,090           5,444,614
      SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLAS        (8,631,035)         (7,103,309)
      SHARES REDEEMED - CLASS B                                 3,095,540           7,663,084
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASSB          1,233,806           1,319,140
      SHARES SOLD - CLASS C                                       186,996             188,601
      SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLAS          (872,435)           (575,650)
      SHARES REDEEMED - CLASS C                                   548,367             932,091
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C         6,146,542(3)        1,471,746(1,2)
      SHARES SOLD - INSTITUTIONAL CLASS
      SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -                119,877              15,936(1)
       INSTITUTIONAL CLASS                                     (6,185,242)           (633,413)(1)
      SHARES REDEEMED - INSTITUTIONAL CLASS
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -                    81,177             854,269(1)
       INSTITUTIONAL CLASS
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT           $        488,597     $       610,836
       INCOME
                                                         -----------------    ---------------

                                       50

------------------------------------------------------------------------------------------------------------------------------------
                                                                   GROWTH BALANCED                          INDEX ALLOCATION
                                                       --------------------------------------   ------------------------------------
                                                                 FOR THE              FOR THE             FOR THE            FOR THE
                                                              YEAR ENDED           YEAR ENDED          YEAR ENDED         YEAR ENDED
                                                       SEPTEMBER 30,2001    SEPTEMBER 30,2000   SEPTEMBER 30,2001  SEPTEMBER 30,2000
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS                             $   1,110,101,131      $   926,460,925    $    196,342,388   $   191,636,247
OPERATIONS:
      NET INVESTMENT INCOME (LOSS)                            25,395,629           22,543,181            (624,660)         (841,798)
      NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS A
       FOREIGN CURRENCY TRANSACTIONS                          63,709,562           58,678,854           5,472,132        19,267,358
      NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATI
        OF INVESTMENTS                                      (219,800,396)          56,674,093         (55,731,221)        4,940,937
                                                       ------------------      --------------    -----------------  ---------------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING       (130,695,205)         137,896,128         (50,883,749)       23,366,497
       FROM OPERATIONS                                 ------------------      --------------    -----------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      NET INVESTMENT INCOME
        CLASS A                                                 (350,888)            (223,286)                  0                 0
        CLASS B                                                 (325,499)            (177,283)                  0                 0
        CLASS C                                                 (100,890)             (40,870)                  0                 0
        INSTITUTIONAL CLASS                                  (23,736,754)         (18,027,917)                N/A               N/A
      NET REALIZED GAIN ON SALE OF INVESTMENTS
        CLASS A                                               (1,067,513)            (687,914)         (8,603,820)       (3,371,740)
        CLASS B                                               (1,387,736)            (779,376)         (2,859,896)         (759,766)
        CLASS C                                                 (419,306)            (153,648)         (7,267,891)       (2,774,955)
        INSTITUTIONAL CLASS                                  (66,055,788)         (53,079,905)                N/A               N/A
CAPITAL SHARE TRANSACTIONS:
      PROCEEDS FROM SHARES SOLD - CLASS A                     15,320,181           12,314,598           4,540,090         7,534,994
      REINVESTMENT OF DIVIDENDS - CLASS A                      1,398,948              902,086           6,962,662         2,698,776
      COST OF SHARES REDEEMED - CLASS A                ------------------      --------------    -----------------  ---------------
                                                              (5,679,726)          (2,496,463)        (11,425,881)      (23,816,215)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING        ------------------      --------------    -----------------  ---------------
      FROM CAPITAL SHARE TRANSACTIONS - CLASS A
                                                              11,039,403           10,720,221              76,871       (13,582,445)
      PROCEEDS FROM SHARES SOLD - CLASS B              ------------------      --------------    -----------------  ---------------
      REINVESTMENT OF DIVIDENDS - CLASS B                     37,299,519            8,540,856           2,995,383        12,466,970
      COST OF SHARES REDEEMED - CLASS B                        1,643,491              914,185           2,705,047           713,641
                                                       ------------------      --------------    -----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING               (4,051,266)          (2,191,398)         (4,705,836)       (4,473,631)
      FROM CAPITAL SHARE TRANSACTIONS - CLASS B        ------------------      --------------    -----------------  ---------------
                                                              34,891,744            7,263,643             994,594         8,706,980
      PROCEEDS FROM SHARES SOLD - CLASS C              ------------------      --------------    -----------------  ---------------
      REINVESTMENT OF DIVIDENDS - CLASS C                      9,086,608            4,806,716           4,137,733        12,679,074
      COST OF SHARES REDEEMED - CLASS C                          516,158              179,327           5,375,050         2,155,189
                                                       ------------------      --------------    -----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING               (3,178,357)            (804,593)        (15,082,671)      (21,712,693)
      FROM CAPITAL SHARE TRANSACTIONS - CLASS C        ------------------      --------------    -----------------  ---------------

      PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS          6,424,409            4,181,450          (5,569,888)       (6,878,430)
      REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS        395,496,238          311,316,328                 N/A               N/A
      COST OF SHARES REDEEMED - INSTITUTIONAL CLASS           89,157,031           70,670,346                 N/A               N/A
                                                       ------------------      --------------    -----------------  ---------------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING       (173,318,749)        (285,237,711)                N/A               N/A
      FROM CAPITAL SHARE TRANSACTIONS -                ------------------      --------------    -----------------  ---------------

      INSTITUTIONAL CLASS                                    311,334,520           96,748,963                 N/A               N/A
                                                       ------------------      --------------    -----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS                        139,550,497          183,640,206         (74,113,779)        4,706,141
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
      ENDING NET ASSETS
SHARE ISSUED AND REDEEMED:                             $   1,249,651,628      $ 1,110,101,131    $    122,228,609   $   196,342,388
      SHARES SOLD - CLASS A
      SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLAS          478,913              359,936             256,907           351,013
      SHARES REDEEMED - CLASS A                                   42,139               27,825             377,585           126,525
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A         (176,826)             (74,090)           (679,645)       (1,110,947)
      SHARES SOLD - CLASS B                                      344,226              313,671             (45,153)         (633,409)
      SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLAS        1,264,585              269,437             140,280           473,459
      SHARES REDEEMED - CLASS B                                   53,366               30,151             120,118            27,207
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASSB          (138,279)             (69,353)           (229,629)         (169,876)
      SHARES SOLD - CLASS C                                    1,179,672              230,235              30,769           330,790
      SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLAS          305,714              150,897             190,231           481,053
      SHARES REDEEMED - CLASS C                                   16,769                5,916             238,573            82,102
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C         (105,788)             (25,069)           (736,787)         (824,925)
      SHARES SOLD - INSTITUTIONAL CLASS                          216,695              131,744            (307,983)         (261,770)
      SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -            13,199,90 1           9,702,801                 N/A               N/A
       INSTITUTIONAL CLASS
      SHARES REDEEMED - INSTITUTIONAL CLASS                    2,868,384            2,320,103                 N/A               N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -               (5,819,769)          (9,003,837)                N/A               N/A
       INSTITUTIONAL CLASS                                    10,248,516            3,019,067                 N/A               N/A
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT         ------------------      --------------    -----------------  ---------------
       INCOME                                          $      21,624,088      $    19,196,283    $              -   $             -
                                                       ------------------      --------------    -----------------  ---------------

----------------------------------------------------------------------------------------------
                                                                   MODERATE BALANCED
                                                          ------------------------------------
                                                                    FOR THE            FOR THE
                                                                 YEAR ENDED         YEAR ENDED
                                                          SEPTEMBER 30,2001  SEPTEMBER 30,2000
----------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS                                $    524,214,190    $   546,569,912
OPERATIONS:
      NET INVESTMENT INCOME (LOSS)                              18,555,111         19,006,786
      NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS A
       FOREIGN CURRENCY TRANSACTIONS                            30,104,061         21,775,583
      NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATI
        OF INVESTMENTS                                         (60,338,263)        19,088,273
                                                          -----------------  -----------------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (11,679,091)        59,870,642
       FROM OPERATIONS                                    -----------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      NET INVESTMENT INCOME
        CLASS A                                                        N/A                N/A
        CLASS B                                                        N/A                N/A
        CLASS C                                                        N/A                N/A
        INSTITUTIONAL CLASS                                    (19,338,258)       (17,805,383)
      NET REALIZED GAIN ON SALE OF INVESTMENTS
        CLASS A                                                        N/A                N/A
        CLASS B                                                        N/A                N/A
        CLASS C                                                        N/A                N/A
        INSTITUTIONAL CLASS                                    (26,413,754)       (26,775,314)
CAPITAL SHARE TRANSACTIONS:
      PROCEEDS FROM SHARES SOLD - CLASS A                              N/A                N/A
      REINVESTMENT OF DIVIDENDS - CLASS A                              N/A                N/A
      COST OF SHARES REDEEMED - CLASS A                   -----------------  -----------------
                                                                       N/A                N/A
NET INCREASE (DECREASE) IN NET ASSETS RESULTING           -----------------  -----------------
      FROM CAPITAL SHARE TRANSACTIONS - CLASS A
                                                                       N/A                N/A
      PROCEEDS FROM SHARES SOLD - CLASS B                 -----------------  -----------------
      REINVESTMENT OF DIVIDENDS - CLASS B                              N/A                N/A
      COST OF SHARES REDEEMED - CLASS B                                N/A                N/A
                                                          -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        N/A                N/A
      FROM CAPITAL SHARE TRANSACTIONS - CLASS B           -----------------  -----------------
                                                                       N/A                N/A
      PROCEEDS FROM SHARES SOLD - CLASS C                 -----------------  -----------------
      REINVESTMENT OF DIVIDENDS - CLASS C                              N/A                N/A
      COST OF SHARES REDEEMED - CLASS C                                N/A                N/A
                                                          -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        N/A                N/A
      FROM CAPITAL SHARE TRANSACTIONS - CLASS C           -----------------  -----------------

      PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                  N/A                N/A
      REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS          112,087,733         85,609,988
      COST OF SHARES REDEEMED - INSTITUTIONAL CLASS             45,325,450         44,029,883
                                                          -----------------  -----------------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING         (104,264,929)      (167,285,538)
      FROM CAPITAL SHARE TRANSACTIONS -                   -----------------  -----------------

      INSTITUTIONAL CLASS                                       53,148,254        (37,645,667)
                                                          -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS                           (4,282,849)       (22,355,722)
----------------------------------------------------------------------------------------------
NET ASSETS:
      ENDING NET ASSETS
SHARE ISSUED AND REDEEMED:                                $    519,931,341    $   524,214,190
      SHARES SOLD - CLASS A
      SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLAS                N/A                N/A
      SHARES REDEEMED - CLASS A                                        N/A                N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                N/A                N/A
      SHARES SOLD - CLASS B                                            N/A                N/A
      SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLAS                N/A                N/A
      SHARES REDEEMED - CLASS B                                        N/A                N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASSB                 N/A                N/A
      SHARES SOLD - CLASS C                                            N/A                N/A
      SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLAS                N/A                N/A
      SHARES REDEEMED - CLASS C                                        N/A                N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                N/A                N/A
      SHARES SOLD - INSTITUTIONAL CLASS                                N/A                N/A
      SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -               4,780,262          3,533,444
       INSTITUTIONAL CLASS
      SHARES REDEEMED - INSTITUTIONAL CLASS                      1,914,188          1,910,190
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -                 (4,476,073)        (6,939,208)
       INSTITUTIONAL CLASS                                       2,218,377         (1,495,574)
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT            -----------------  -----------------
       INCOME                                             $     16,650,808    $    17,043,540
                                                          -----------------  -----------------

(1)  This class of shares commenced operations on November 8, 1999.
(2) "Proceeds from shares sold" includes $25,397,650 for Class A shares, and "Shares sold" includes 1,095,671 for Class A shares as a result of the consolidation of the Stagecoach Balanced Fund. "Proceeds from shares sold" includes $1 0,421,883 for Class B shares, and "Shares sold" includes 741,243 for Class B shares as a result of the consolidation of the Stagecoach Balanced Fund. "Proceeds from shares sold" includes $28,338,510 for Institutional Class shares, and "Shares sold" includes 1,222,541 for Institutional Class shares as a result of the consolidation of the Stagecoach Balanced Fund.
(3) "Proceeds from shares sold" includes $2,824,655 for Class A shares, and "Shares sold" includes 135,603 for Class A shares as a result of the consolidation of the Achievement Balanced Fund. "Proceeds from shares sold" includes $1,573,101 for Class B shares, and "Shares sold" includes 124,652 for Class B shares as a result of the consolidation of the Achievement Balanced Fund. "Proceeds from shares sold" includes $125,597,202 for Institutional Class shares, and "Shares sold" includes 6,027,493 for Institutional Class shares as a result of the consolidation of the Achievement Balanced Fund.
The accompanying notes are an integral part of these financial statements.

                                                                                       STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                STRATEGIC INCOME
                                                                                      ------------------------------------
                                                                                                FOR THE          FOR THE
                                                                                             YEAR ENDED        YEAR ENDED
                                                                                      SEPTEMBER 30,2001  SEPTEMBER 30,2000
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

    BEGINNING NET ASSETS                                                                  $ 268,386,483     $ 267,158,458
OPERATIONS:
    NET INVESTMENT INCOME (LOSS)                                                             12,733,664        12,160,702
    NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTSAND FOREIGN CURRENCY TRANSACTIONS         10,903,118         3,728,216
    NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                     (13,290,199)        7,722,784
                                                                                          --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              10,346,583        23,611,702
                                                                                          --------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME
      CLASS A                                                                                       N/A               N/A
      CLASS B                                                                                       N/A               N/A
      CLASS C                                                                                       N/A               N/A
    INSTITUTIONAL CLASS                                                                     (12,526,246)      (11,396,460)
    NET REALIZED GAIN ON SALE OF INVESTMENTS
      CLASS A                                                                                       N/A               N/A
      CLASS B                                                                                       N/A               N/A
      CLASS C                                                                                       N/A               N/A
      INSTITUTIONAL CLASS                                                                    (4,944,728)       (7,058,468)
CAPITAL SHARE TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A                                                             N/A               N/A
    REINVESTMENT OF DIVIDENDS - CLASS A                                                             N/A               N/A
    COST OF SHARES REDEEMED - CLASS A                                                               N/A               N/A
                                                                                          --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A           N/A               N/A
                                                                                          --------------    -------------
    PROCEEDS FROM SHARES SOLD - CLASS B                                                             N/A               N/A
    REINVESTMENT OF DIVIDENDS - CLASS B                                                             N/A               N/A
    COST OF SHARES REDEEMED - CLASS B                                                               N/A               N/A
                                                                                          --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B           N/A               N/A
                                                                                          --------------    -------------
    PROCEEDS FROM SHARES SOLD - CLASS C                                                             N/A               N/A
    REINVESTMENT OF DIVIDENDS - CLASS C                                                             N/A               N/A
    COST OF SHARES REDEEMED - CLASS C                                                               N/A               N/A
                                                                                          --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C           N/A               N/A
                                                                                          --------------    -------------
    PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                          63,626,312        52,308,750
    REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                          16,193,614        18,189,233
    COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                           (40,041,224)      (74,426,732)
                                                                                          --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
    INSTITUTIONAL CLASS                                                                      39,778,702        (3,928,749)
                                                                                          --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS                                                        32,654,311         1,228,025
                                                                                          --------------    -------------
NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------
    ENDING NET ASSETS                                                                     $ 301,040,794     $ 268,386,483
SHARE ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A                                                                           N/A               N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                            N/A               N/A
    SHARES REDEEMED - CLASS A                                                                       N/A               N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                             N/A               N/A
    SHARES SOLD - CLASS B                                                                           N/A               N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                            N/A               N/A
    SHARES REDEEMED - CLASS B                                                                       N/A               N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                             N/A               N/A
    SHARES SOLD - CLASS C                                                                           N/A               N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                            N/A               N/A
    SHARES REDEEMED - CLASS C                                                                       N/A               N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                             N/A               N/A
    SHARES SOLD - INSTITUTIONAL CLASS                                                         3,164,424         2,622,299
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                            812,950           954,314
    SHARES REDEEMED - INSTITUTIONAL CLASS                                                    (1,995,262)       (3,763,974)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                           1,982,112          (187,361)
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                     $  10,672,701     $  10,378,984
                                                                                          --------------    -------------

THIS PAGE IS INTENTIONALLY LEFT BLANK

                                                            FINANCIAL HIGHLIGHTS

                                                                                 NET REALIZED
                                                     BEGINNING             NET            AND       DIVIDENDS
                                                     NET ASSET      INVESTMENT     UNREALIZED        FROM NET
                                                     VALUE PER          INCOME GAIN (LOSS) ON      INVESTMENT
                                                         SHARE          (LOSS)    INVESTMENTS          INCOME
-------------------------------------------------------------------------------------------------------------
AGGRESSIVE BALANCED-EQUITY FUND
INSTITUTIONAL CLASS
OCTOBER 1,2000 TO SEPTEMBER 30,2001                  $   14.78            0.17          (2.29)         (0.17)
OCTOBER 1,1999 TO SEPTEMBER 30,2000                  $   12.89            0.18           1.85          (0.12)
JUNE 1,1999 TO SEPTEMBER 30,1999                     $   12.93            0.02          (0.06)          0.00
JUNE 1,1998 TO MAY 31,1999                           $   11.04            0.15           1.83          (0.09)
DECEMBER 2,1997 (5) TO MAY 31,1998                   $   10.00            0.06           0.99          (0.01)

ASSET ALLOCATION FUND
CLASS A
OCTOBER 1,2000 TO SEPTEMBER 30,2001                  $   24.36            0.36          (3.87)         (0.36)
OCTOBER 1,1999 TO SEPTEMBER 30,2000                  $   25.84            0.55           2.21          (0.55)
MARCH 1,1999 TO SEPTEMBER 30,1999                    $   25.65            0.36           0.19          (0.36)
APRIL 1,1998 TO FEBRUARY 28,1999                     $   24.99            0.38           2.92          (0.33)
APRIL 1,1997 TO MARCH 31,1998                        $   20.30            0.69           6.37          (0.69)
OCTOBER 1,1996 TO MARCH 31,1997                      $   21.24            0.41           0.65          (0.41)
CLASS B
OCTOBER 1,2000 TO SEPTEMBER 30,2001                  $   14.78            0.13          (2.35)         (0.13)
OCTOBER 1,1999 TO SEPTEMBER 30,2000                  $   15.63            0.22           1.35          (0.19)
MARCH 1,1999 TO SEPTEMBER 30,1999                    $   15.55            0.18           0.08          (0.18)
APRIL 1,1998 TO FEBRUARY 28,1999                     $   15.16            0.13           1.77          (0.11)
APRIL 1,1997 TO MARCH 31,1998                        $   12.29            0.29           3.89          (0.29)
OCTOBER 1,1996 TO MARCH 31,1997                      $   12.84            0.19           0.41          (0.19)
CLASS C
OCTOBER 1,2000 TO SEPTEMBER 30,2001                  $   14.82            0.13          (2.35)         (0.13)
OCTOBER 1,1999 TO SEPTEMBER 30,2000                  $   15.68            0.21           1.36          (0.19)
MARCH 1,1999 TO SEPTEMBER 30,1999                    $   15.59            0.18           0.09          (0.18)
APRIL 1,1998 (5) TO FEBRUARY 28,1999                 $   15.16            0.08           1.82          (0.07)
INSTITUTIONAL CLASS
OCTOBER 1,2000 TO SEPTEMBER 30,2001                  $   24.37            0.46          (3.98)         (0.36)
NOVEMBER 8,1999 (5) TO SEPTEMBER 30,2000             $   23.18            0.50           1.15          (0.46)

GROWTH BALANCED FUND
CLASS A
OCTOBER 1,2000 TO SEPTEMBER 30,2001                  $   34.96            0.59          (3.72)         (0.62)
OCTOBER 1,1999 TO SEPTEMBER 30,2000                  $   32.69            0.62           4.05          (0.59)
JUNE 1,1999 TO SEPTEMBER 30,1999                     $   32.78            0.16          (0.25)          0.00
OCTOBER 1,1998 (5) TO MAY 31,1999                    $   28.09            0.63           5.67          (0.58)
CLASS B
OCTOBER 1,2000 TO SEPTEMBER 30,2001                  $   32.50            0.39          (3.50)         (0.44)
OCTOBER 1,1999 TO SEPTEMBER 30,2000                  $   30.59            0.42           3.71          (0.41)
JUNE 1,1999 TO SEPTEMBER 30,1999                     $   30.76            0.10          (0.27)          0.00
OCTOBER 1,1998 (5) TO MAY 31,1999                    $   26.96            0.56           4.82          (0.55)
CLASS C
OCTOBER 1,2000 TO SEPTEMBER 30,2001                  $   32.50            0.39          (3.50)         (0.45)
OCTOBER 1,1999 TO SEPTEMBER 30,2000                  $   30.65            0.48           3.66          (0.48)
JUNE 1,1999 TO SEPTEMBER 30,1999                     $   30.79            0.07          (0.21)          0.00
OCTOBER 1,1998 (5) TO MAY 31,1999                    $   26.96            0.65           4.79          (0.58)
INSTITUTIONAL CLASS
OCTOBER 1,2000 TO SEPTEMBER 30,2001                  $   32.91            0.57          (3.43)         (0.69)
OCTOBER 1,1999 TO SEPTEMBER 30,2000                  $   30.86            0.69           3.79          (0.62)
JUNE 1,1999 TO SEPTEMBER 30,1999                     $   30.93            0.19          (0.26)          0.00
JUNE 1,1998 TO MAY 31,1999                           $   28.06            0.60           3.88          (0.58)
JUNE 1,1997 TO MAY 31,1998                           $   24.77            0.58           4.52          (0.60)
JUNE 1,1996 TO MAY 31,1997                           $   22.83            0.62           2.86          (0.63)

                                       54

                                                       DISTRIBUTIONS        ENDING      RATIO TO AVERAGE NET ASSETS (ANUUALIZED)
                                                            FROM NET    NET ASSETS -------------------------------------------------
                                                            REALIZED     VALUE PER NET INVESTMENT            NET           GROSS
                                                               GAINS         SHARE  INCOME (LOSS)       EXPENSES     EXPENSES(1)
------------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE BALANCED-EQUITY FUND
INSTITUTIONAL CLASS
OCTOBER 1,2000 TO SEPTEMBER 30,2001
OCTOBER 1,1999 TO SEPTEMBER 30,2000                           (0.47)      $  12.02          1.37%        1.00%(3)        1.03%(3)
JUNE 1,1999 TO SEPTEMBER 30,1999                              (0.02)      $  14.78          1.40%        1.00%(3)        1.17%(3)
JUNE 1,1998 TO MAY 31,1999                                     0.00       $  12.89          1.36%        1.00%(3)        1.24%(3)
DECEMBER 2,1997 (5) TO MAY 31,1998                             0.00       $  12.93          1.34%        1.00%(3)        1.36%(3)
                                                               0.00       $  11.04          1.58%        1.00%(3)        2.29%(3)
ASSET ALLOCATION FUND
CLASS A
OCTOBER 1,2000 TO SEPTEMBER 30,2001                           (1.77)      $  18.72          1.71%        0.99%           1.20%
OCTOBER 1,1999 TO SEPTEMBER 30,2000                           (3.69)      $  24.36          2.20%        0.99%           1.18%
MARCH 1,1999 TO SEPTEMBER 30,1999                              0.00       $  25.84          2.08%        0.95%           0.96%
APRIL 1,1998 TO FEBRUARY 28,1999                              (2.31)      $  25.65          1.65%        0.92%            N/A
APRIL 1,1997 TO MARCH 31,1998                                 (1.68)      $  24.99          2.99%(6)     0.95%(6)         N/A
OCTOBER 1,1996 TO MARCH 31,1997                               (1.59)      $  20.30          3.91%(6)     0.92%(6)         N/A
CLASS B
OCTOBER 1,2000 TO SEPTEMBER 30,2001                           (1.07)      $  11.36          0.96%        1.74%           1.93%
OCTOBER 1,1999 TO SEPTEMBER 30,2000                           (2.23)      $  14.78          1.45%        1.74%           1.97%
MARCH 1,1999 TO SEPTEMBER 30,1999                              0.00       $  15.63          1.42%        1.63%           1.68%
APRIL 1,1998 TO FEBRUARY 28,1999                              (1.40)      $  15.55          0.91%        1.62%           1.63%
APRIL 1,1997 TO MARCH 31,1998                                 (1.02)      $  15.16          2.15%(6)     1.60%(6)         N/A
OCTOBER 1,1996 TO MARCH 31,1997                               (0.96)      $  12.29          3.30%(6)     1.53%(6)        1.58%(6)
CLASS C
OCTOBER 1,2000 TO SEPTEMBER 30,2001                           (1.08)      $  11.39          0.96%        1.74%           1.89%
OCTOBER 1,1999 TO SEPTEMBER 30,2000                           (2.24)      $  14.82          1.42%        1.74%           1.91%
MARCH 1,1999 TO SEPTEMBER 30,1999                              0.00       $  15.68          1.46%        1.64%           1.70%
APRIL 1,1998 (5) TO FEBRUARY 28,1999                          (1.40)      $  15.59          0.69%        1.64%           1.85%
INSTITUTIONAL CLASS
OCTOBER 1,2000 TO SEPTEMBER 30,2001                           (1.77)      $  18.72          1.70%        1.00%           1.12%
NOVEMBER 8,1999 (5) TO SEPTEMBER 30,2000                       0.00       $  24.37          2.21%        0.99%           1.03%

GROWTH BALANCED FUND
CLASS A
OCTOBER 1,2000 TO SEPTEMBER 30,2001                           (2.03)      $  29.18          1.93%        1.15%(3)        1.30%(3)
OCTOBER 1,1999 TO SEPTEMBER 30,2000                           (1.81)      $  34.96          2.05%        1.15%(3)        1.37%(3)
JUNE 1,1999 TO SEPTEMBER 30,1999                               0.00       $  32.69          1.83%        1.15%(3)        1.67%(3)
OCTOBER 1,1998 (5) TO MAY 31,1999                             (1.03)      $  32.78          1.92%        1.15%(3)        1.88%(3)
CLASS B
OCTOBER 1,2000 TO SEPTEMBER 30,2001                           (2.03)      $  26.92          1.16%        1.90%(3)        2.16%(3)
OCTOBER 1,1999 TO SEPTEMBER 30,2000                           (1.81)      $  32.50          1.28%        1.90%(3)        2.15%(3)
JUNE 1,1999 TO SEPTEMBER 30,1999                               0.00       $  30.59          1.08%        1.90%(3)        2.31%(3)
OCTOBER 1,1998 (5) TO MAY 31,1999                             (1.03)      $  30.76          1.34%        1.75%(3)        2.43%(3)
CLASS C
OCTOBER 1,2000 TO SEPTEMBER 30,2001                           (2.03)      $  26.91          1.18%        1.90%(3)        2.06%(3)
OCTOBER 1,1999 TO SEPTEMBER 30,2000                           (1.81)      $  32.50          1.31%        1.90%(3)        2.12%(3)
JUNE 1,1999 TO SEPTEMBER 30,1999                               0.00       $  30.65          1.30%        1.68%(3)        2.46%(3)
OCTOBER 1,1998 (5) TO MAY 31,1999                             (1.03)      $  30.79          1.45%        1.68%(3)        4.43%(3)
INSTITUTIONAL CLASS
OCTOBER 1,2000 TO SEPTEMBER 30,2001                           (2.03)      $  27.33          2.16%        0.93%(3)        0.97%(3)
OCTOBER 1,1999 TO SEPTEMBER 30,2000                           (1.81)      $  32.91          2.23%        0.93%(3)        1.01%(3)
JUNE 1,1999 TO SEPTEMBER 30,1999                               0.00       $  30.86          2.05%        0.93%(3)        1.14%(3)
JUNE 1,1998 TO MAY 31,1999                                    (1.03)      $  30.93          2.16%        0.93%(3)        1.13%(3)
JUNE 1,1997 TO MAY 31,1998                                    (1.21)      $  28.06          2.38%        0.93%(3)        1.09%(3)
JUNE 1,1996 TO MAY 31,1997                                    (0.91)      $  24.77          2.47%        0.94%(3)        1.16%(3)


                                                                      PORTFOLIO       NET ASSETS AT
                                                              TOTAL    TURNOVER       END OF PERIOD
                                                          RETURN(2)        RATE     (000'S OMITTED)
----------------------------------------------------------------------------------------------------
AGGRESSIVE BALANCED-EQUITY FUND
INSTITUTIONAL CLASS
OCTOBER 1,2000 TO SEPTEMBER 30,2001
OCTOBER 1,1999 TO SEPTEMBER 30,2000                      (14.97)%         49%(4)      $      82,908
JUNE 1,1999 TO SEPTEMBER 30,1999                          15.82%          48%(4)      $      90,334
JUNE 1,1998 TO MAY 31,1999                                (0.31)%         12%(4)      $      65,011
DECEMBER 2,1997 (5) TO MAY 31,1998                        17.98%          43%(4)      $      31,975
                                                          10.55%          36%(4)      $       8,872
ASSET ALLOCATION FUND
CLASS A
OCTOBER 1,2000 TO SEPTEMBER 30,2001                      (15.52)%         54%         $     989,513
OCTOBER 1,1999 TO SEPTEMBER 30,2000                       11.96%          37%         $   1,266,358
MARCH 1,1999 TO SEPTEMBER 30,1999                          2.10%          29%         $   1,310,935
APRIL 1,1998 TO FEBRUARY 28,1999                          13.69%          31%         $   1,362,966
APRIL 1,1997 TO MARCH 31,1998                             36.08%          51%(6)      $   1,305,848
OCTOBER 1,1996 TO MARCH 31,1997                            4.94%           5%(6)      $   1,041,622
CLASS B
OCTOBER 1,2000 TO SEPTEMBER 30,2001                      (16.18)%         54%         $     479,035
OCTOBER 1,1999 TO SEPTEMBER 30,2000                       11.21%          37%         $     577,526
MARCH 1,1999 TO SEPTEMBER 30,1999                          1.68%          29%         $     491,284
APRIL 1,1998 TO FEBRUARY 28,1999                          12.98%          31%         $     402,991
APRIL 1,1997 TO MARCH 31,1998                             35.16%          51%(6)      $     267,060
OCTOBER 1,1996 TO MARCH 31,1997                            4.62%           5%(6)      $      89,252
CLASS C
OCTOBER 1,2000 TO SEPTEMBER 30,2001                      (16.16)%         54%         $      31,536
OCTOBER 1,1999 TO SEPTEMBER 30,2000                       11.17%          37%         $      32,911
MARCH 1,1999 TO SEPTEMBER 30,1999                          1.69%          29%         $      20,218
APRIL 1,1998 (5) TO FEBRUARY 28,1999                      12.97%          31%         $      10,076
INSTITUTIONAL CLASS
OCTOBER 1,2000 TO SEPTEMBER 30,2001                      (15.57)%         54%         $      17,515
NOVEMBER 8,1999 (5) TO SEPTEMBER 30,2000                   7.14%          37%         $      20,822

GROWTH BALANCED FUND
CLASS A
OCTOBER 1,2000 TO SEPTEMBER 30,2001                       (9.78)%         60%(4)      $      25,049
OCTOBER 1,1999 TO SEPTEMBER 30,2000                       14.86%          56%(4)      $      17,976
JUNE 1,1999 TO SEPTEMBER 30,1999                          (0.27)%         11%(4)      $       6,552
OCTOBER 1,1998 (5) TO MAY 31,1999                         22.83%          49%(4)      $       3,667
CLASS B
OCTOBER 1,2000 TO SEPTEMBER 30,2001                      (10.45)%         60%(4)      $      48,487
OCTOBER 1,1999 TO SEPTEMBER 30,2000                       14.04%          56%(4)      $      20,198
JUNE 1,1999 TO SEPTEMBER 30,1999                          (0.55)%         11%(4)      $      11,967
OCTOBER 1,1998 (5) TO MAY 31,1999                         20.36%          49%(4)      $       8,978
CLASS C
OCTOBER 1,2000 TO SEPTEMBER 30,2001                      (10.46)%         60%(4)      $      11,265
OCTOBER 1,1999 TO SEPTEMBER 30,2000                       14.06%          56%(4)      $       6,564
JUNE 1,1999 TO SEPTEMBER 30,1999                          (0.45)%         11%(4)      $       2,153
OCTOBER 1,1998 (5) TO MAY 31,1999                         20.59%          49%(4)      $       1,236
INSTITUTIONAL CLASS
OCTOBER 1,2000 TO SEPTEMBER 30,2001                       (9.59)%         60%(4)      $   1,164,850
OCTOBER 1,1999 TO SEPTEMBER 30,2000                       15.14%          56%(4)      $   1,065,362
JUNE 1,1999 TO SEPTEMBER 30,1999                          (0.23)%         11%(4)      $     905,789
JUNE 1,1998 TO MAY 31,1999                                16.38%          49%(4)      $     850,503
JUNE 1,1997 TO MAY 31,1998                                21.40%          46%(4)      $     665,758
JUNE 1,1996 TO MAY 31,1997                                15.81%          24%(4)      $     503,382

                                       55

---------------------------------------------------------------------------------------------------------------
                                                                                   NET REALIZED
                                                       BEGINNING             NET            AND       DIVIDENDS
                                                       NET ASSET      INVESTMENT     UNREALIZED        FROM NET
                                                       VALUE PER          INCOME GAIN (LOSS) ON      INVESTMENT
                                                           SHARE          (LOSS)    INVESTMENTS          INCOME
---------------------------------------------------------------------------------------------------------------
INDEX ALLOCATION FUND
CLASS A
OCTOBER 1,2000 TO SEPTEMBER 30,2001                   $    21.50            0.01          (5.41)           0.00
OCTOBER 1,1999 TO SEPTEMBER 30,2000                   $    19.72            0.01           2.48            0.00
MARCH 1,1999 TO SEPTEMBER 30,1999                     $    19.04            0.02           0.68           (0.02)
APRIL 1,1998 TO FEBRUARY 28,1999                      $    17.55            0.03           2.14           (0.03)
JANUARY 1,1998 TO MARCH 31,1998                       $    15.51            0.01           2.04           (0.01)
JANUARY 1,1997 TO DECEMBER 31,1997                    $    13.99            0.28           3.23           (0.28)
JANUARY 1,1996 TO DECEMBER 31,1996                    $    13.76            0.29           2.02           (0.29)
CLASS B
OCTOBER 1,2000 TO SEPTEMBER 30,2001                   $    26.30           (0.16)         (6.58)           0.00
OCTOBER 1,1999 TO SEPTEMBER 30,2000                   $    24.30           (0.15)          3.02            0.00
MARCH 1,1999 TO SEPTEMBER 30,1999                     $    23.55           (0.05)          0.80            0.00
APRIL 1,1998 TO FEBRUARY 28,1999                      $    21.81           (0.07)          2.61            0.00
JANUARY 1,1998 TO MARCH 31,1998                       $    19.31           (0.01)          2.51            0.00
DECEMBER 15,1997 (5) TO DECEMBER 31,1997              $    18.99            0.00           0.32            0.00
CLASS C
OCTOBER 1,2000 TO SEPTEMBER 30,2001                   $    26.31           (0.21)         (6.53)           0.00
OCTOBER 1,1999 TO SEPTEMBER 30,2000                   $    24.32           (0.22)          3.08            0.00
MARCH 1,1999 TO SEPTEMBER 30,1999                     $    23.56           (0.07)          0.83            0.00
APRIL 1,1998 TO FEBRUARY 28,1999                      $    21.82           (0.10)          2.64            0.00
JANUARY 1,1998 TO MARCH 31,1998                       $    19.32           (0.02)          2.52            0.00
JANUARY 1,1997 TO DECEMBER 31,1997                    $    17.42            0.20           4.00           (0.20)
JANUARY 1,1996 TO DECEMBER 31,1996                    $    17.10            0.22           2.54           (0.22)

MODERATE BALANCED FUND
INSTITUTIONAL CLASS
OCTOBER 1,2000 TO SEPTEMBER 30,2001                   $    24.83            0.76          (1.17)          (0.87)
OCTOBER 1,1999 TO SEPTEMBER 30,2000                   $    24.18            0.94           1.79           (0.83)
JUNE 1,1999 TO SEPTEMBER 30,1999                      $    24.14            0.26          (0.22)           0.00
JUNE 1,1998 TO MAY 31,1999                            $    22.98            0.75           1.94           (0.75)
JUNE 1,1997 TO MAY 31,1998                            $    21.59            0.80           2.72           (0.86)
JUNE 1,1996 TO MAY 31,1997                            $    20.27            0.77           1.60           (0.76)

STRATEGIC INCOME FUND
INSTITUTIONAL CLASS
OCTOBER 1,2000 TO SEPTEMBER 30,2001                   $    20.44            0.84          (0.06)          (0.93)
OCTOBER 1,1999 TO SEPTEMBER 30,2000                   $    20.06            0.95           0.86           (0.88)
JUNE 1,1999 TO SEPTEMBER 30,1999                      $    19.98            0.29          (0.21)           0.00
JUNE 1,1998 TO MAY 31,1999                            $    19.56            0.82           0.81           (0.84)
JUNE 1,1997 TO MAY 31,1998                            $    18.47            0.79           1.75           (0.86)
JUNE 1,1996 TO MAY 31,1997                            $    18.12            0.97           0.71           (0.95)

                                       56

------------------------------------------------------------------------------------------------------------------------------------
                                                        DISTRIBUTIONS        ENDING       RATIO TO AVERAGE NET ASSETS (ANUUALIZED)
                                                             FROM NET    NET ASSETS ------------------------------------------------
                                                             REALIZED     VALUE PER NET INVESTMENT          NET           GROSS
                                                                GAINS         SHARE  INCOME (LOSS)     EXPENSES     EXPENSES(1)
------------------------------------------------------------------------------------------------------------------------------------
INDEX ALLOCATION FUND
CLASS A
OCTOBER 1,2000 TO SEPTEMBER 30,2001                             (2.07)     $ 14.03          0.01%         1.30%           1.30%
OCTOBER 1,1999 TO SEPTEMBER 30,2000                             (0.71)     $ 21.50         (0.01)%        1.30%           1.32%
MARCH 1,1999 TO SEPTEMBER 30,1999                                0.00      $ 19.72          0.15%         1.26%           1.26%
APRIL 1,1998 TO FEBRUARY 28,1999                                (0.65)     $ 19.04          0.19%         1.29%            N/A
JANUARY 1,1998 TO MARCH 31,1998                                  0.00      $ 17.55          0.30%         1.31%           1.32%
JANUARY 1,1997 TO DECEMBER 31,1997                              (1.71)     $ 15.51          1.82%         1.26%           1.29%
JANUARY 1,1996 TO DECEMBER 31,1996                              (1.79)     $ 13.99          2.06%         1.31%           1.44%
CLASS B
OCTOBER 1,2000 TO SEPTEMBER 30,2001                             (2.53)     $ 17.03         (0.74)%        2.05%           2.15%
OCTOBER 1,1999 TO SEPTEMBER 30,2000                             (0.87)     $ 26.30         (0.78)%        2.05%           2.18%
MARCH 1,1999 TO SEPTEMBER 30,1999                                0.00      $ 24.30         (0.61)%        2.03%           2.07%
APRIL 1,1998 TO FEBRUARY 28,1999                                (0.80)     $ 23.55         (0.57)%        2.04%           2.26%
JANUARY 1,1998 TO MARCH 31,1998                                  0.00      $ 21.81         (0.43)%        2.06%           4.03%
DECEMBER 15,1997 (5) TO DECEMBER 31,1997                         0.00      $ 19.31         (0.17)%        2.05%          15.17%
CLASS C
OCTOBER 1,2000 TO SEPTEMBER 30,2001                             (2.53)     $ 17.04         (0.74)%        2.05%           2.05%
OCTOBER 1,1999 TO SEPTEMBER 30,2000                             (0.87)     $ 26.31         (0.76)%        2.05%           2.13%
MARCH 1,1999 TO SEPTEMBER 30,1999                                0.00      $ 24.32         (0.60)%        2.01%           2.02%
APRIL 1,1998 TO FEBRUARY 28,1999                                (0.80)     $ 23.56         (0.56)%        2.05%           2.06%
JANUARY 1,1998 TO MARCH 31,1998                                  0.00      $ 21.82         (0.44)%        2.05%           2.09%
JANUARY 1,1997 TO DECEMBER 31,1997                              (2.10)     $ 19.32          1.00%         2.02%           2.05%
JANUARY 1,1996 TO DECEMBER 31,1996                              (2.22)     $ 17.42          1.35%         2.05%           2.20%

MODERATE BALANCED FUND
INSTITUTIONAL CLASS
OCTOBER 1,2000 TO SEPTEMBER 30,2001                             (1.26)     $ 22.29          3.37%         0.88%(3)        0.93%(3)
OCTOBER 1,1999 TO SEPTEMBER 30,2000                             (1.25)     $ 24.83          3.58%         0.88%(3)        0.96%(3)
JUNE 1,1999 TO SEPTEMBER 30,1999                                 0.00      $ 24.18          3.37%         0.88%(3)        1.09%(3)
JUNE 1,1998 TO MAY 31,1999                                      (0.78)     $ 24.14          3.26%         0.88%(3)        1.09%(3)
JUNE 1,1997 TO MAY 31,1998                                      (1.27)     $ 22.98          3.57%         0.88%(3)        1.05%(3)
JUNE 1,1996 TO MAY 31,1997                                      (0.29)     $ 21.59          3.70%         0.88%(3)        1.04%(3)

STRATEGIC INCOME FUND
INSTITUTIONAL CLASS
OCTOBER 1,2000 TO SEPTEMBER 30,2001                             (0.37)     $ 19.92          4.34%         0.80%(3)        0.90%(3)
OCTOBER 1,1999 TO SEPTEMBER 30,2000                             (0.55)     $ 20.44          4.69%         0.80%(3)        0.94%(3)
JUNE 1,1999 TO SEPTEMBER 30,1999                                 0.00      $ 20.06          4.32%         0.80%(3)        1.05%(3)
JUNE 1,1998 TO MAY 31,1999                                      (0.37)     $ 19.98          4.22%         0.80%(3)        1.04%(3)
JUNE 1,1997 TO MAY 31,1998                                      (0.59)     $ 19.56          4.47%         0.80%(3)        1.03%(3)
JUNE 1,1996 TO MAY 31,1997                                      (0.38)     $ 18.47          4.38%         0.81%(3)        0.98%(3)

------------------------------------------------------------------------------------------------

                                                                    PORTFOLIO      NET ASSETS AT
                                                            TOTAL    TURNOVER      END OF PERIOD
                                                        RETURN(2)        RATE    (000'S OMITTED)
------------------------------------------------------------------------------------------------
INDEX ALLOCATION FUND
CLASS A
OCTOBER 1,2000 TO SEPTEMBER 30,2001                        (27.42)%       4%         $  57,833
OCTOBER 1,1999 TO SEPTEMBER 30,2000                         12.63%        7%         $  89,608
MARCH 1,1999 TO SEPTEMBER 30,1999                            3.68%        3%         $  94,676
APRIL 1,1998 TO FEBRUARY 28,1999                            12.60%       12%         $  92,655
JANUARY 1,1998 TO MARCH 31,1998                             13.23%        0%         $  92,733
JANUARY 1,1997 TO DECEMBER 31,1997                          25.18%       80%         $  80,512
JANUARY 1,1996 TO DECEMBER 31,1996                          17.04%       67%         $  60,353
CLASS B
OCTOBER 1,2000 TO SEPTEMBER 30,2001                        (27.98)%       4%         $  19,775
OCTOBER 1,1999 TO SEPTEMBER 30,2000                         11.81%        7%         $  29,726
MARCH 1,1999 TO SEPTEMBER 30,1999                            3.18%        3%         $  19,431
APRIL 1,1998 TO FEBRUARY 28,1999                            11.88%       12%         $  12,568
JANUARY 1,1998 TO MARCH 31,1998                             12.95%        0%         $   3,322
DECEMBER 15,1997 (5) TO DECEMBER 31,1997                     1.69%       80%         $     356
CLASS C
OCTOBER 1,2000 TO SEPTEMBER 30,2001                        (27.97)%       4%         $  44,621
OCTOBER 1,1999 TO SEPTEMBER 30,2000                         11.76%        7%         $  77,008
MARCH 1,1999 TO SEPTEMBER 30,1999                            3.23%        3%         $  77,530
APRIL 1,1998 TO FEBRUARY 28,1999                            11.88%       12%         $  67,364
JANUARY 1,1998 TO MARCH 31,1998                             13.00%        0%         $  56,164
JANUARY 1,1997 TO DECEMBER 31,1997                          24.07%       80%         $  46,084
JANUARY 1,1996 TO DECEMBER 31,1996                          16.37%       67%         $  24,655

MODERATE BALANCED FUND
INSTITUTIONAL CLASS
OCTOBER 1,2000 TO SEPTEMBER 30,2001                         (1.98)%      69%(4)       $ 519,931
OCTOBER 1,1999 TO SEPTEMBER 30,2000                         11.98%       58%(4)       $ 524,214
JUNE 1,1999 TO SEPTEMBER 30,1999                             0.17%       11%(4)       $ 546,570
JUNE 1,1998 TO MAY 31,1999                                  12.02%       53%(4)       $ 527,693
JUNE 1,1997 TO MAY 31,1998                                  17.04%       54%(4)       $ 464,384
JUNE 1,1996 TO MAY 31,1997                                  12.04%       45%          $ 418,680

STRATEGIC INCOME FUND
INSTITUTIONAL CLASS
OCTOBER 1,2000 TO SEPTEMBER 30,2001                          3.89%       77%(4)       $ 301,041
OCTOBER 1,1999 TO SEPTEMBER 30,2000                          9.52%       62%(4)       $ 268,386
JUNE 1,1999 TO SEPTEMBER 30,1999                             0.40%       11%(4)       $ 267,158
JUNE 1,1998 TO MAY 31,1999                                   8.45%       54%(4)       $ 263,328
JUNE 1,1997 TO MAY 31,1998                                  14.13%       58%(4)       $ 235,254
JUNE 1,1996 TO MAY 31,1997                                   9.58%       72%          $ 128,777

                                                   NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.

(3) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(4) Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

(5)  Commencement of operations.

(6) This ratio includes activity of the Master Portfolio prior to December 15, 1997.

(7) The portfolio turnover for the Asset Allocation Master Portfolio from its inception on April 28, 1996 to September 30, 1996, was 28%. The information shown reflects the stand-alone period only.

NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
     Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 71 separate series. These financial statements present the Aggressive Balanced-Equity, Asset Allocation, Growth Balanced, Index Allocation, Moderate Balanced, and Strategic Income Funds (each, a "Fund", collectively, the "Funds"), each a diversified series of the Trust.
     Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Trust (the "Consolidation"). Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Trust through a tax-free exchange.

   Stagecoach Fund                           Norwest Advantage Fund              Wells Fargo Fund
                                         AGGRESSIVE BALANCED-EQUITY FUND* AGGRESSIVE BALANCED-EQUITY FUND
   ASSET ALLOCATION FUND*/BALANCED FUND                                   ASSET ALLOCATION FUND
                                         GROWTH BALANCED FUND*            GROWTH BALANCED FUND
   INDEX ALLOCATION FUND*                                                 INDEX ALLOCATION FUND
                                         MODERATE BALANCED FUND*          MODERATE BALANCED FUND
                                         STRATEGIC INCOME FUND*           STRATEGIC INCOME FUND

   * ACCOUNTING SURVIVOR

     In the Consolidation, the Wells Fargo Asset Allocation Fund acquired all of the net assets of the Stagecoach Asset Allocation Fund and Stagecoach Balanced Fund. The Stagecoach Balanced Fund exchanged its 6,248,314 shares (valued at $64,158,043) for 3,059,455 shares of the Wells Fargo Asset Allocation Fund. The net assets of the Stagecoach Balanced Fund included unrealized appreciation of $8,912,730.
     The Asset Allocation, Growth Balanced, and Index Allocation Funds offer Class A, Class B, and Class C shares. In addition, the Asset Allocation and Growth Balanced Funds also offer Institutional Class shares. The Aggressive Balanced-Equity, Moderate Balanced, and Strategic Income Funds only offer Institutional Class shares. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and transfer agency fees.
     The Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced, and Strategic Income Funds each seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Portfolio", collectively, the "Portfolios") of Wells Fargo Core Trust, a registered open-end management investment company. Each Portfolio directly acquires portfolio securities, and a Fund investing in a Portfolio acquires an indirect interest in those securities. The Funds account for their investment in the Portfolios as partnership investments and record daily their share of the Portfolio's income, expenses, and realized and unrealized gain and loss. The financial statements of the Portfolios are in this report and should be read in conjunction with the Funds' financial statements.
     On February 26, 2001 the Wells Fargo Asset Allocation Fund acquired all of the net assets of the Achievement Balanced Fund. The Achievement Balanced Fund Class A exchanged 241,413 Class A shares (valued at $2,824,655) for 135,603 Class A shares of the Wells Fargo Asset Allocation Fund. The Achievement Balanced Fund Class B exchanged 134,711 Class B shares (valued at $1,573,101) for 124,652 Class B shares of the Wells Fargo Asset Allocation Fund. The Achievement Balanced Fund Institutional Class exchanged 10,711,799 Class I shares (valued at $125,597,202) for 6,027,493 Class I shares of the Wells Fargo Asset Allocation Fund. The net assets of the Achievement Balanced Fund included unrealized appreciation of $10,109,114.

2. SIGNIFICANT ACCOUNTING POLICIES
     The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the Nasdaq. National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.
     Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.
     Securities held in the Portfolios are valued at their net asset value at the close of business each day as discussed in the Notes to Financial Statements of the Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.
     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

REPURCHASE AGREEMENTS
     Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

FUTURES CONTRACTS
     The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On September 30, 2001, the Funds held the following futures contracts:

                                                                                            Net Unrealized
                                                                                 National     Appreciation/
      Fund                      Contracts         Type        Expiration Date Contract Value (Depreciation)
   AGGRESSIVE BALANCED-EQUITY    48 LONG     S&P 500 INDEX      DECEMBER-01     $12,524,400     ($529,200)
                                126 SHORT     U.S. T-BONDS      DECEMBER-01      13,293,000       (27,562)

   ASSET ALLOCATION FUND         93 LONG     S&P 500 INDEX      DECEMBER-01      24,266,025      (448,725)
   GROWTH BALANCED              719 LONG     S&P 500 INDEX      DECEMBER-01     187,605,075    (7,926,975)

                               1,858 SHORT    U.S. T-BONDS      DECEMBER-01     196,019,000      (406,437)
   INDEX ALLOCATION FUND         10 LONG     S&P 500 INDEX      DECEMBER-01       2,609,250         5,750

   MODERATE BALANCED            199 LONG     S&P 500 INDEX      DECEMBER-01      51,924,075    (2,193,975)
                                514 SHORT     U.S. T-BONDS      DECEMBER-01      54,227,000      (112,437)

   STRATEGIC INCOME              56 LONG     S&P 500 INDEX      DECEMBER-01      14,611,800      (617,400)
                                145 SHORT     U.S. T-BONDS      DECEMBER-01      15,297,500       (31,719)

     The Aggressive Balanced-Equity, Asset Allocation, Growth Balanced, Index Allocation and Strategic Income Funds have pledged to brokers U.S. Treasury bills for initial margin requirements with par values of $1,085,000, $1,800,000 $16,185,000, $200,000 and $1,265,000 respectively. The Moderate
   Balanced has pledged to brokers US Treasury Bills with a par values of 4,380,000 and 100,000.

SECURITY LOANS
     The Funds may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. There were no securities on loan at September 30, 2001.

DISTRIBUTIONS TO SHAREHOLDERS
     Dividends to shareholders from net investment income, if any, are declared and distributed annually, with the exception of the Asset Allocation and Index Allocation Funds. Dividends to shareholders from net investment income of the Asset Allocation and Index Allocation Funds, if any, are declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. For federal income tax purposes, the Funds may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.
     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

RECLASSIFICATION OF CAPITAL ACCOUNTS
     On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

                                        Undistributed Net      Undistributed Net    Paid in Capital
      Fund                              Investment Income  Realized Gain/(Loss)
      AGGRESSIVE BALANCED EQUITY FUND        153,392              (154,910)              1,518
      GROWTH BALANCED FUND                 1,546,207            (1,584,654)             38,447
      INDEX ALLOCATION                       624,660                     0            (624,660)
      MODERATE BALANCED FUND                 390,415              (421,793)             31,378
      STRATEGIC INCOME FUND                   86,299              (107,529)             21,230

FEDERAL INCOME TAXES
     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2001.

3. ADVISORY FEES
     The Trust has entered into an advisory contract on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory and administrative responsibilities of Wells Fargo Bank in early 2001. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Funds.
     Pursuant to the advisory contract, Funds Management has agreed to provide the Funds with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at annual rates. For services provided to the Asset Allocation and Index Allocation Funds, Funds Management is entitled to receive an investment advisory fee of 0.80% of each Fund's average daily net assets. The Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced, and Strategic Income Funds are invested in various Portfolios. Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing asset allocation advisory services, regarding the determination of the asset allocations of each Fund's investments in the various Portfolios.
     Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as the sub-advisor for the Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced and Strategic Income Funds. WCM is entitled to receive from Funds Management, as compensation for providing asset allocation sub-advisory services to the Funds, a sub-advisory fee of 0.05% of each Fund's average daily net assets.
     Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI") and indirect subsidiary of Barclays Bank PLC, acts as sub-advisor to the Asset Allocation and Index Allocation Funds. BGFA is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Asset Allocation and Index Allocation Funds, a monthly fee at the annual rate of 0.15% of each Fund's average daily net assets up to $900 million and 0.10% of the average daily net assets in excess of $900 million.
     Prior to November 8, 1999, Stagecoach Funds, Inc. had entered into an advisory contract on behalf of the predecessor Asset Allocation and Index Allocation Funds with Wells Fargo Bank to provide the Funds with daily portfolio management. Under the prior contract, with respect to the Asset Allocation Fund, Wells Fargo Bank was entitled to be paid a monthly advisory fee at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million, 0.40% of the next $250 million, and 0.30% of the Fund's average daily net assets in excess of $500 million. Under the prior contract, with respect to the Index Allocation Fund, Wells Fargo Bank was entitled to be paid a monthly advisory fee at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million, and 0.60% of the Fund's average daily net assets in excess of $500 million. Prior to November 8, 1999, Norwest Investment Management, Inc. provided investment advisory services for the Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced, and Strategic Income Funds at the same rates as are currently charged.
     Each Fund that invests its assets in one or more of the Portfolios may withdraw its investments from its corresponding Portfolio(s) at any time if the Board of Trustees determines that it is in the best interests of the Fund to do so. Upon such redemption and subsequent investment in a portfolio of securities, Funds Management (and the corresponding sub-advisor) may receive an investment advisory fee for the direct management of those assets. If the redeemed assets are invested in one or more Core Portfolios, Funds Management (and the corresponding sub-advisor) does not receive any compensation from the Funds.

4. DISTRIBUTION FEES
     The Trust has adopted a Distribution Plan (the "Plan") for Class B and C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and C shares and paid to Stephens Inc. ("Stephens") at a rate of 0.75% of average daily net assets.
     Prior to November 8, 1999, the Class A shares of the predecessor Asset Allocation, Index Allocation, and Growth Balanced Funds also paid fees pursuant to a Rule 12b-1 Plan. The Plan for the Class A shares of the Asset Allocation Fund provided that the Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to its Class A shares. The Plan for the Class A shares of the Asset Allocation Fund provided only for the reimbursement of actual expenses. The Plan for the Class A shares of the Index Allocation Fund provided that the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.25% of its average daily net assets attributable to the Class A shares. The Plan for the Class A shares of the Growth Balanced Fund authorized payment of a distribution service fee at an annual rate of 0.10% of the Fund's average daily net assets attributable to its Class A shares.
     Prior to November 8, 1999, the Plan for the Class B shares of the Asset Allocation Fund provided that the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.70% of the average daily net assets attributable to its Class B shares. The Plan for the Growth Balanced Fund also authorized payment of a maintenance fee at an annual rate of 0.25% of the Fund's average daily net assets attributable to its Class B shares.
     The distribution fees paid on behalf of the Funds for the period ended September 30, 2001 are disclosed in the Statement of Operations.

5. ADMINISTRATION FEES
     The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets. Prior to November 8, 1999, Wells Fargo Bank served as Administrator for the predecessor Asset Allocation and Index Allocation Funds at the rate, and pursuant to the substantially same terms, as apply under the existing agreement.
     Prior to November 8, 1999, the Administrator for the predecessor Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced, and Strategic Income Funds was Forum Administrative Services, LLC ("FAdS"). The Funds were charged monthly fees at the annual rate of 0.025% of each Fund's average daily net assets.

6. TRANSFER AGENT FEES
     The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). Wells Fargo Bank has been engaged by BFDS to provide sub-transfer agency services for the Funds.
     Prior to November 8, 1999, BFDS provided transfer agency services at the same rates pursuant to a substantially similar agreement for the predecessor Stagecoach and Norwest Advantage Funds.

7. SHAREHOLDER SERVICING FEES
     The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets of Class A, Class B, and Class C shares for the Growth Balanced and Index Allocation Funds, and 0.10% of the average daily net assets of Class A, Class B, and Class C shares of the Asset Allocation Fund for these services. No fee is charged for Institutional Class shares of the Aggressive Balanced-Equity, Asset Allocation, Growth Balanced, Moderate Balanced, and Strategic Income Funds. Prior to November 8, 1999, shareholder servicing fees were charged at an annual rate of 0.30% of the average daily net assets of the Class A and Class B shares and 0.25% of the average daily net assets of the Class C shares of the Asset Allocation Fund. All other Funds and share classes were charged at the same 0.25% annual rate listed above.
     Prior to November 8, 1999, Stagecoach Funds, Inc. had adopted a Shareholder Administrative Servicing Plan (the "Administrative Servicing Plan") on behalf of the Class A shares of the predecessor Index Allocation Fund. Pursuant to the Administrative Servicing Plan, the Fund may have entered into administrative servicing agreements with administrative servicing agents who were dealers/holders of record, or that otherwise had a servicing relationship with the beneficial owners of the Fund's Class A shares. Administrative servicing agents were entitled to receive a fee which would not exceed 0.25%, on an annualized basis, of the average daily net assets of the Class A shares of the Fund. In no case would a shareholder be charged both 12b-1 and Administrative Servicing fees.

     The shareholder servicing fees paid on behalf of the Funds for the period ended September 30, 2001 were as follows:

                                                                                            Institutional
      Fund                                   Class A        Class B        Class C              Class
      AGGRESSIVE BALANCED-EQUITY FUND            N/A            N/A            N/A                $0
      ASSET ALLOCATION FUND               $1,131,837       $546,958      $  34,664                 0
      GROWTH BALANCED FUND                    51,968         78,795         21,821                 0
      INDEX ALLOCATION FUND                  186,212         62,938        152,308               N/A
      MODERATE BALANCED FUND                     N/A            N/A            N/A                 0
      STRATEGIC INCOME FUND                      N/A            N/A            N/A                 0

8. OTHER FEES AND TRANSACTIONS
     Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. During the period, Wells Fargo Bank provided sub-portfolio accounting services to the Index Allocation Fund. For these services Wells Fargo Bank was entitled to a fixed monthly fee from the Fund plus an annual fee of 0.0025% of the Fund's average daily net assets. Prior to November 8, 1999, Stagecoach Funds, Inc. entered into contracts on behalf of the Asset Allocation and Index Allocation Funds with Wells Fargo Bank, whereby Wells Fargo Bank was responsible for providing portfolio accounting services for the Funds. Pursuant to the contract, Wells Fargo Bank was entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million. For the Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced, and Strategic Income Funds, portfolio accounting services were provided by Forum.
     BGI, a wholly-owned subsidiary of Barclays Global Investors Inc., acts as custodian to the Asset Allocation and Index Allocation Funds. BGI will not be entitled to receive compensation for its services as custodian to the Funds so long as BGFA is entitled to receive fees for providing investment sub-advisory services to the Funds. Prior to November 8, 1999, the Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced, and Strategic Income Funds had Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), formerly Norwest Bank Minnesota, N.A., serve as the custodian. For its custody services, Wells Fargo Bank, MN was entitled to receive a fee at an annual rate of 0.02% for the first $100 million of average daily net assets of each Fund, declining to 0.01% of the average daily net assets of each Fund in excess of $200 million. The Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced, and Strategic Income Funds were not charged a custody fee at the Gateway level provided that they invested in Portfolios. Prior to November 8, 1999, the Asset Allocation and Index Allocation were provided with custody services at the same annual rate listed above.

9. WAIVED FEES AND REIMBURSED EXPENSES
     All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended September 30, 2001, were waived by Funds Management.

                                                                                         Fees Waived by
      Fund                                                                              Funds Management
      AGGRESSIVE BALANCED-EQUITY FUND                                                    $     34,059
      ASSET ALLOCATION FUND                                                                 3,566,627
      GROWTH BALANCED FUND                                                                    724,893
      INDEX ALLOCATION FUND                                                                    37,500
      MODERATE BALANCED FUND                                                                  302,550
      STRATEGIC INCOME FUND                                                                   315,305

10. INVESTMENT PORTFOLIO TRANSACTIONS
     Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the period ended September 30, 2001, were as follows:

AGGREGATE PURCHASES AND SALES



      Portfolio                                      Purchases at Cost  Sales Proceeds
      AGGRESSIVE BALANCED-EQUITY FUND*                $  50,489,101    $  47,313,014
      ASSET ALLOCATION FUND                             956,067,869      955,926,064
      GROWTH BALANCED FUND*                             863,478,356      817,274,187
      INDEX ALLOCATION FUND                               6,390,658       31,714,299
      MODERATE BALANCED FUND*                           410,678,676      367,595,913
      STRATEGIC INCOME FUND*                            262,440,615      227,755,677

     * These Funds do not hold investment securities directly. The Funds seek to achieve their investment objective by investing all of their investable assets in one or more Portfolios. Purchases and sales for the Funds normally would be based on the purchases and sales of a Fund's investment in a Portfolio rather than the underlying securities in that Portfolio. Since the Fund has an indirect interest in the securities held in the Portfolio, the purchases and sales disclosed are calculated by aggregating the results of multiplying the Fund's ownership percentage of the respective Portfolio by the corresponding Portfolio's purchases and sales.

                                                    INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
WELLS FARGO FUNDS TRUST:

     We have audited the accompanying statements of assets and liabilities of Aggressive Balanced-Equity Fund, Asset Allocation Fund, Growth Balanced Fund, Index Allocation Fund, Moderate Balanced Fund, and Strategic Income Fund, six portfolios of Wells Fargo Funds Trust (collectively the "Funds"), including the portfolios of investments as of September 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the periods presented on pages 54 to 58. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 2001, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Wells Fargo Funds Trust as of September 30, 2001, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the paragraph above in conformity with accounting principles generally accepted in the United States of America.

   /s/ KPMG LLP

   San Francisco, California
   November 9, 2001

TAX INFORMATION (UNAUDITED)

     Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Asset Allocation and the Index Allocation Funds designate 52.99% and 100%, respectively, of their ordinary income dividends distributed during the year as qualifying for the corporate dividends-received deduction.
     Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following Funds designate as capital gain dividends for the year the following amounts:

      Fund                                                       Capital Gain Dividends
      ASSET ALLOCATION FUND                                           $132,161,560
      INDEX ALLOCATION FUND                                             18,462,267

     In addition, the Funds may designate a portion of redemption of fund shares as capital gain dividends to the extent of net long-term capital gain earned.

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2001

DISCIPLINED GROWTH PORTFOLIO

SHARES      SECURITY NAME                                                                                           VALUE
COMMON STOCK - 98.27%
APPAREL & ACCESSORY STORES - 2.42%
    43,720  KOHL'S CORPORATION+                                                                                 $    2,098,560
                                                                                                                --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 2.90%
    48,400  AUTOZONE INCORPORATED+                                                                                   2,510,024
                                                                                                                --------------
BUSINESS SERVICES - 6.13%
   164,330  CENDANT CORPORATION+                                                                                     2,103,424
    83,300  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                           2,144,142
    84,164  PEREGRINE SYSTEMS INCORPORATED+                                                                          1,062,991

                                                                                                                     5,310,557
                                                                                                                --------------
CHEMICALS & ALLIED PRODUCTS - 6.61%
    67,200  IVAX CORPORATION                                                                                         1,489,824
    50,800  KING PHARMACEUTICALS INCORPORATED+                                                                       2,131,060
    64,500  MYLAN LABORATORIES INCORPORATED                                                                          2,103,990

                                                                                                                     5,724,874
                                                                                                                --------------
DEPOSITORY INSTITUTIONS - 7.34%
    36,200  GOLDEN WEST FINANCIAL CORPORATION                                                                        2,103,220
    60,500  GREENPOINT FINANCIAL CORPORATION                                                                         2,123,550
    55,370  WASHINGTON MUTUAL INCORPORATED                                                                           2,130,638

                                                                                                                     6,357,408
                                                                                                                --------------
ELECTRIC, GAS & SANITARY SERVICES - 9.55%
    62,840  CINERGY CORPORATION                                                                                      1,939,871
    58,900  DUKE ENERGY CORPORATION                                                                                  2,229,365
    97,140  MIRANT CORPORATION+                                                                                      2,127,366
    70,500  UTILICORP UNITED INCORPORATED                                                                            1,974,705

                                                                                                                     8,271,307
                                                                                                                --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.29%
    70,800  DUN & BRADSTREET CORPORATION+                                                                            1,982,400
                                                                                                                --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 3.06%
    60,540  LOCKHEED MARTIN CORPORATION                                                                              2,648,625
                                                                                                                --------------
FOOD & KINDRED PRODUCTS - 4.95%
    71,600  KELLOGG COMPANY                                                                                          2,148,000
    46,329  PEPSI BOTTLING GROUP INCORPORATED                                                                        2,134,377

                                                                                                                     4,282,377
                                                                                                                --------------
FOOD STORES - 2.49%
    67,700  ALBERTSON'S INCORPORATED                                                                                 2,158,276
                                                                                                                --------------
HEALTH SERVICES - 2.77%
    40,260  TENET HEALTHCARE CORPORATION+                                                                            2,401,509
                                                                                                                --------------

                                       68

SHARES      SECURITY NAME                                                                                           VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.05%
    41,730  INTERNATIONAL GAME TECHNOLOGY+                                                                      $    1,773,525
                                                                                                                --------------

INSURANCE CARRIERS - 12.63%
    28,360  ADVANCEPCS                                                                                               2,035,681
    75,310  OXFORD HEALTH PLANS INCORPORATED+                                                                        2,138,804
    17,600  PROGRESSIVE CORPORATION                                                                                  2,356,640
    56,440  RADIAN GROUP INCORPORATED                                                                                2,172,940
    33,540  UNITEDHEALTH GROUP INCORPORATED                                                                          2,230,410

                                                                                                                    10,934,475
                                                                                                                --------------
NONDEPOSITORY CREDIT INSTITUTIONS - 11.90%
    49,970  AMERICREDIT CORPORATION+                                                                                 1,580,051
    54,400  COUNTRYWIDE CREDIT INDUSTRIES INCORPORATED                                                               2,389,792
    25,660  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                                    2,054,340
    70,430  MBNA CORPORATION                                                                                         2,133,325
    25,840  USA EDUCATION INCORPORATED                                                                               2,142,394

                                                                                                                    10,299,902
                                                                                                                --------------
OIL & GAS EXTRACTION - 1.96%
    95,360  BJ SERVICES COMPANY+                                                                                     1,696,454
                                                                                                                --------------
PAPER & ALLIED PRODUCTS - 2.14%
    62,910  BOISE CASCADE CORPORATION                                                                                1,855,845
                                                                                                                --------------
PERSONAL SERVICES - 2.66%
    59,630  H&R BLOCK INCORPORATED                                                                                   2,299,333
                                                                                                                --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 2.44%
    24,910  CHEVRON CORPORATION                                                                                      2,111,123
                                                                                                                --------------
RAILROAD TRANSPORTATION - 2.49%
   133,470  NORFOLK SOUTHERN CORPORATION                                                                             2,151,536
                                                                                                                --------------
TRANSPORTATION EQUIPMENT - 6.97%
    43,360  BOEING COMPANY                                                                                           1,452,560
    27,780  GENERAL DYNAMICS CORPORATION                                                                             2,453,530
    52,620  HARLEY-DAVIDSON INCORPORATED                                                                             2,131,110

                                                                                                                     6,037,200
                                                                                                                --------------
WHOLESALE TRADE - NONDURABLE GOODS - 2.52%
    57,711  MCKESSON CORPORATION                                                                                     2,180,936
                                                                                                                --------------

TOTAL COMMON STOCK (COST $85,196,930)                                                                               85,086,246
                                                                                                                --------------

                                       69


SHARES      SECURITY NAME                                                                                           VALUE
SHORT-TERM INVESTMENTS - 4.30%

REPURCHASE AGREEMENTS - 4.30%

$3,725,607  BANKAMERICA NT & SA - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES            3.40%  10/1/01     $    3,725,607

TOTAL SHORT-TERM INVESTMENTS (COST $3,725,607)                                                                       3,725,607
                                                                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $88,922,537)*                            102.57%                                                          $   88,811,853
OTHER ASSETS AND LIABILITIES, NET               (2.57)                                                              (2,228,240)
                                               ------                                                           --------------
TOTAL NET ASSETS                               100.00%                                                          $   86,583,613
                                               ------                                                           --------------

+  NON-INCOME PRODUCING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $  9,067,335
   GROSS UNREALIZED DEPRECIATION                                   (9,178,019)
                                                                 ------------
   NET UNREALIZED DEPRECIATION                                   $   (110,684)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

EQUITY INCOME PORTFOLIO


SHARES       SECURITY NAME                                                                                           VALUE

COMMON STOCK - 97.75%

BUSINESS SERVICES - 2.76%
  2,417,800  IMS HEALTH INCORPORATED                                                                            $   60,565,890
                                                                                                                --------------
CHEMICALS & ALLIED PRODUCTS - 14.54%
  1,140,200  AMERICAN HOME PRODUCTS CORPORATION                                                                     66,416,650
  1,061,369  E I DU PONT DE NEMOURS & COMPANY                                                                       39,822,565
    790,300  MERCK & COMPANY INCORPORATED                                                                           52,633,980
  1,494,900  PFIZER INCORPORATED                                                                                    59,945,490
    800,000  PROCTER & GAMBLE COMPANY                                                                               58,232,000
  1,297,011  ROHM & HAAS COMPANY                                                                                    42,490,080

                                                                                                                   319,540,765
                                                                                                                --------------
COMMUNICATIONS - 4.08%
  1,796,800  AT&T CORPORATION                                                                                       34,678,240
  1,014,796  VERIZON COMMUNICATIONS INCORPORATED                                                                    54,910,612

                                                                                                                    89,588,852
                                                                                                                --------------
DEPOSITORY INSTITUTIONS - 5.55%
  2,432,425  J P MORGAN CHASE & COMPANY                                                                             83,067,314
  1,751,961  US BANCORP                                                                                             38,858,495

                                                                                                                   121,925,809
                                                                                                                --------------
EATING & DRINKING PLACES - 1.44%
  1,169,300  MCDONALD'S CORPORATION                                                                                 31,734,802
                                                                                                                --------------
ELECTRIC, GAS & SANITARY SERVICES - 4.90%
    604,100  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                           25,704,455
  1,771,550  TEXAS UTILITIES COMPANY                                                                                82,058,196

                                                                                                                   107,762,651
                                                                                                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.50%
  1,028,000  EMERSON ELECTRIC COMPANY                                                                               48,377,680
  1,326,034  GENERAL ELECTRIC COMPANY                                                                               49,328,465
  1,466,292  LUCENT TECHNOLOGIES INCORPORATED                                                                        8,401,853
    950,000  MOTOROLA INCORPORATED                                                                                  14,820,000

                                                                                                                   120,927,998
                                                                                                                --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.47%
  1,468,100  MOODY'S CORPORATION                                                                                    54,319,700
                                                                                                                --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 3.11%
  2,036,600  FORTUNE BRANDS INCORPORATED                                                                            68,226,100
                                                                                                                --------------
FOOD & KINDRED PRODUCTS - 6.88%
  2,038,740  PEPSICO INCORPORATED                                                                                   98,878,890
  2,454,500  SARA LEE CORPORATION                                                                                   52,280,850

                                                                                                                   151,159,740
                                                                                                                --------------
GENERAL MERCHANDISE STORES - 5.95%
  1,556,050  MAY DEPARTMENT STORES COMPANY                                                                          45,156,571
    750,530  SEARS ROEBUCK & COMPANY                                                                                25,998,359
  1,873,600  TARGET CORPORATION                                                                                     59,505,536

                                                                                                                   130,660,466
                                                                                                                --------------

                                       71

SHARES       SECURITY NAME                                                                                           VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.78%
  2,355,000  HEWLETT-PACKARD COMPANY                                                                            $   37,915,500
    923,000  IBM CORPORATION                                                                                        85,192,900
    547,458  MINNESOTA MINING & MANUFACTURING COMPANY                                                               53,869,867
    340,864  UNITED TECHNOLOGIES CORPORATION                                                                        15,850,176

                                                                                                                   192,828,443
                                                                                                                --------------
INSURANCE CARRIERS - 8.86%
  1,308,415  AEGON NV                                                                                               34,149,632
    864,236  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              67,410,408
  2,260,100  ST PAUL COMPANIES INCORPORATED                                                                         93,161,322

                                                                                                                   194,721,362
                                                                                                                --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.87%
    585,850  EASTMAN KODAK COMPANY                                                                                  19,057,701

                                                                                                                --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.90%
  1,401,494  TYCO INTERNATIONAL LIMITED                                                                             63,767,977

                                                                                                                --------------
MOTION PICTURES - 0.85%
  1,000,000  WALT DISNEY COMPANY                                                                                    18,620,000
                                                                                                                --------------
NONDEPOSITORY CREDIT INSTITUTIONS - 1.59%
  1,199,700  AMERICAN EXPRESS COMPANY                                                                               34,863,282
                                                                                                                --------------
OIL & GAS EXTRACTION - 1.18%
    567,500  SCHLUMBERGER LIMITED                                                                                   25,934,750
                                                                                                                --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 8.15%
    922,928  BP PLC                                                                                                 45,380,370
    444,950  CHEVRON CORPORATION                                                                                    37,709,513
  1,774,870  EXXON MOBIL CORPORATION                                                                                69,929,878
    522,604  ROYAL DUTCH PETROLEUM COMPANY                                                                          26,260,850

                                                                                                                   179,280,611
                                                                                                                --------------
OBACCO PRODUCTS - 3.05%
  1,390,150  PHILIP MORRIS COMPANIES INCORPORATED                                                                   67,130,344
                                                                                                                --------------
TRANSPORTATION EQUIPMENT - 1.43%
  1,186,800  HONEYWELL INTERNATIONAL INCORPORATED                                                                   31,331,520
                                                                                                                --------------
WHOLESALE TRADE - DURABLE GOODS - 2.91%
  1,155,700  JOHNSON & JOHNSON                                                                                      64,025,780
                                                                                                                --------------
TOTAL COMMON STOCK (COST $1,585,197,352)                                                                         2,147,974,543
                                                                                                                --------------

                                       72

SHARES       SECURITY NAME                                                                                           VALUE
SHORT-TERM INVESTMENTS - 2.09%

REPURCHASE AGREEMENT - 2.09%
$45,896,288  BANKAMERICA NT & SA - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES                                                                      3.40%  10/1/01     $   45,896,288

TOTAL SHORT-TERM INVESTMENTS (COST $45,896,288)                                                                     45,896,288
                                                                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,631,093,640)*                          99.84%                                                          $2,193,870,831
OTHER ASSETS AND LIABILITIES, NET                0.16                                                                3,421,728
                                               ------                                                           --------------
TOTAL NET ASSETS                               100.00%                                                          $2,197,292,559
                                               ------                                                           --------------

+  NON-INCOME PRODUCING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

 GROSS UNREALIZED APPRECIATION                                $ 705,236,060
   GROSS UNREALIZED DEPRECIATION                               (142,458,869)
                                                              --------------
   NET UNREALIZED APPRECIATION                                $ 562,777,191

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INDEX PORTFOLIO

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCK - 96.97%

AMUSEMENT & RECREATION SERVICES - 0.03%
     17,200  HARRAH'S ENTERTAINMENT INCORPORATED+                                                               $      464,572
                                                                                                                --------------
APPAREL & ACCESSORY STORES - 0.33%
    125,800  GAP INCORPORATED                                                                                        1,503,310
     48,800  KOHL'S CORPORATION+                                                                                     2,342,400
     62,400  LIMITED INCORPORATED                                                                                      592,800
     19,600  NORDSTROM INCORPORATED                                                                                    283,220

                                                                                                                     4,721,730
                                                                                                                --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.05%
      7,700  LIZ CLAIBORNE INCORPORATED                                                                                290,290
     16,400  VF CORPORATION                                                                                            480,028

                                                                                                                       770,318
                                                                                                                --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.06%
     16,400  AUTOZONE INCORPORATED+                                                                                    850,504
                                                                                                                --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
      8,800  RYDER SYSTEM INCORPORATED                                                                                 175,912
                                                                                                                --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.05%
      8,700  CENTEX CORPORATION                                                                                        293,451
      6,500  KB HOME CORPORATION                                                                                       184,665
      8,623  PULTE HOMES INCORPORATED                                                                                  264,295

                                                                                                                       742,411
                                                                                                                --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.21%
    341,600  HOME DEPOT INCORPORATED                                                                                13,107,192
    112,600  LOWE'S COMPANIES INCORPORATED                                                                           3,563,790
     22,900  SHERWIN-WILLIAMS COMPANY                                                                                  508,838

                                                                                                                    17,179,820
                                                                                                                --------------
BUSINESS SERVICES - 7.73%
     35,000  ADOBE SYSTEMS INCORPORATED                                                                                839,300
    648,600  AOL TIME WARNER INCORPORATED+                                                                          21,468,660
      7,900  AUTODESK INCORPORATED                                                                                     253,274
     91,400  AUTOMATIC DATA PROCESSING INCORPORATED                                                                  4,299,456
     35,700  BMC SOFTWARE INCORPORATED+                                                                                453,390
    141,726  CENDANT CORPORATION+                                                                                    1,814,093
     27,000  CITRIX SYSTEMS INCORPORATED+                                                                              534,600
     84,400  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                          2,172,456
     24,700  COMPUTER SCIENCES CORPORATION+                                                                            819,299
     53,800  COMPUWARE CORPORATION+                                                                                    448,154
     35,300  CONCORD EFS INCORPORATED+                                                                               1,727,935
     25,000  CONVERGYS CORPORATION+                                                                                    693,750
     10,300  DELUXE CORPORATION                                                                                        355,762
     68,500  ELECTRONIC DATA SYSTEMS CORPORATION                                                                     3,944,230
     21,000  EQUIFAX INCORPORATED                                                                                      459,900
     57,400  FIRST DATA CORPORATION                                                                                  3,344,124

                                       74

SHARES       SECURITY NAME                                                                                           VALUE
     27,300  FISERV INCORPORATED+                                                                               $      931,203
     43,100  IMS HEALTH INCORPORATED                                                                                 1,079,655
     54,900  INTERPUBLIC GROUP OF COMPANIES INCORPORATED                                                             1,119,960
     30,500  INTUIT INCORPORATED+                                                                                    1,091,900
     12,100  MERCURY INTERACTIVE CORPORATION+                                                                          230,384
    787,900  MICROSOFT CORPORATION+                                                                                 40,316,843
     14,100  NCR CORPORATION+                                                                                          418,065
     52,410  NOVELL INCORPORATED+                                                                                      191,821
     27,100  OMNICOM GROUP INCORPORATED                                                                              1,758,790
    821,800  ORACLE CORPORATION+                                                                                    10,338,244
     38,700  PARAMETRIC TECHNOLOGY CORPORATION+                                                                        200,853
     43,000  PEOPLESOFT INCORPORATED+                                                                                  775,720
     25,700  ROBERT HALF INTERNATIONAL INCORPORATED+                                                                   514,257
     18,000  SAPIENT CORPORATION+                                                                                       69,300
     66,300  SIEBEL SYSTEMS INCORPORATED+                                                                              862,563
    476,800  SUN MICROSYSTEMS INCORPORATED+                                                                          3,943,136
     15,600  TMP WORLDWIDE INCORPORATED+                                                                               442,884
     46,400  UNISYS CORPORATION+                                                                                       401,824
     58,200  VERITAS SOFTWARE CORPORATION+                                                                           1,073,208
     83,000  YAHOO! INCORPORATED+                                                                                      731,230

                                                                                                                   110,120,223
                                                                                                                --------------
CHEMICALS & ALLIED PRODUCTS - 13.28%
    226,700  ABBOTT LABORATORIES                                                                                    11,754,395
     33,400  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                   1,288,572
      8,300  ALBERTO CULVER COMPANY                                                                                    322,787
    192,400  AMERICAN HOME PRODUCTS CORPORATION                                                                     11,207,300
    152,700  AMGEN INCORPORATED+                                                                                     8,972,652
     16,100  AVERY DENNISON CORPORATION                                                                                761,691
     34,700  AVON PRODUCTS INCORPORATED                                                                              1,604,875
     21,800  BIOGEN INCORPORATED+                                                                                    1,211,644
    284,500  BRISTOL-MYERS SQUIBB COMPANY                                                                           15,806,820
     27,800  CHIRON CORPORATION+                                                                                     1,235,154
     34,600  CLOROX COMPANY                                                                                          1,280,200
     82,100  COLGATE-PALMOLIVE COMPANY                                                                               4,782,325
    131,400  DOW CHEMICAL COMPANY                                                                                    4,304,664
    152,700  E I DU PONT DE NEMOURS & COMPANY                                                                        5,729,304
     11,300  EASTMAN CHEMICAL COMPANY                                                                                  410,190
     18,700  ECOLAB INCORPORATED                                                                                       679,371
    164,500  ELI LILLY & COMPANY                                                                                    13,275,150
     25,800  FOREST LABORATORIES INCORPORATED+                                                                       1,861,212
    154,400  GILLETTE COMPANY                                                                                        4,601,120
      7,400  GREAT LAKES CHEMICAL CORPORATION                                                                          163,540
     78,190  IMMUNEX CORPORATION+                                                                                    1,458,244
     14,000  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                           387,660
     33,466  KING PHARMACEUTICALS INCORPORATED+                                                                      1,403,899

                                       75

SHARES       SECURITY NAME                                                                                           VALUE
     31,100  MEDIMMUNE INCORPORATED+                                                                            $    1,108,093
    335,700  MERCK & COMPANY INCORPORATED                                                                           22,357,620
    924,200  PFIZER INCORPORATED                                                                                    37,060,420
    190,500  PHARMACIA CORPORATION                                                                                   7,726,680
     24,700  PPG INDUSTRIES INCORPORATED                                                                             1,130,025
     23,500  PRAXAIR INCORPORATED                                                                                      987,000
    189,600  PROCTER & GAMBLE COMPANY                                                                               13,800,984
     32,200  ROHM & HAAS COMPANY                                                                                     1,054,872
    214,200  SCHERING-PLOUGH CORPORATION                                                                             7,946,820
     11,100  SIGMA ALDRICH                                                                                             501,720
     15,500  WATSON PHARMACEUTICALS INCORPORATED+                                                                      848,005

                                                                                                                   189,025,008
                                                                                                                --------------
COMMUNICATIONS - 7.24%
     45,800  ALLTEL CORPORATION                                                                                      2,654,110
    505,100  AT&T CORPORATION                                                                                        9,748,430
    370,384  AT&T WIRELESS SERVICES+                                                                                 5,533,537
     41,600  AVAYA INCORPORATED+                                                                                       411,840
    274,400  BELLSOUTH CORPORATION                                                                                  11,401,320
     20,600  CENTURYTEL INCORPORATED                                                                                   690,100
     10,500  CERTEGY INCORPORATED+                                                                                     272,580
     41,800  CITIZENS COMMUNICATIONS COMPANY+                                                                          392,920
     86,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED+                                                              3,418,500
    138,300  COMCAST CORPORATION CLASS A+                                                                            4,960,821
    129,800  GLOBAL CROSSING LIMITED+                                                                                  233,640
    112,000  NEXTEL COMMUNICATIONS INCORPORATED+                                                                       969,920
    243,200  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                         4,061,440
    493,100  SBC COMMUNICATIONS INCORPORATED                                                                        23,234,872
    129,800  SPRINT CORPORATION (FON GROUP)                                                                          3,116,498
    137,200  SPRINT CORPORATION (PCS GROUP)+                                                                         3,606,988
     30,500  UNIVISION COMMUNICATIONS INCORPORATED+                                                                    699,975
    396,000  VERIZON COMMUNICATIONS INCORPORATED                                                                    21,427,560
    422,800  WORLDCOM GROUP+                                                                                         6,358,912

                                                                                                                   103,193,963
                                                                                                                --------------
DEPOSITORY INSTITUTIONS - 9.15%
     54,200  AMSOUTH BANCORP                                                                                           979,394
    234,700  BANK OF AMERICA CORPORATION                                                                            13,706,480
    107,700  BANK OF NEW YORK COMPANY INCORPORATED                                                                   3,769,500
    170,600  BANK ONE CORPORATION                                                                                    5,368,782
     64,166  BB&T CORPORATION                                                                                        2,338,851
     31,815  CHARTER ONE FINANCIAL INCORPORATED                                                                        897,819
    736,200  CITIGROUP INCORPORATED                                                                                 29,816,100
     26,100  COMERICA INCORPORATED                                                                                   1,445,940
     84,300  FIFTH THIRD BANCORP                                                                                     5,182,764
    158,600  FLEETBOSTON FINANCIAL CORPORATION                                                                       5,749,250
     23,200  GOLDEN WEST FINANCIAL CORPORATION                                                                       1,347,920

                                       76

SHARES       SECURITY NAME                                                                                           VALUE
     36,700  HUNTINGTON BANCSHARES INCORPORATED                                                                 $      635,277
    290,600  J P MORGAN CHASE & COMPANY                                                                              9,923,990
     62,100  KEYCORP                                                                                                 1,499,094
     69,900  MELLON FINANCIAL CORPORATION                                                                            2,259,867
     87,900  NATIONAL CITY CORPORATION                                                                               2,632,605
     32,600  NORTHERN TRUST CORPORATION                                                                              1,710,848
     42,300  PNC FINANCIAL SERVICES GROUP                                                                            2,421,675
     33,300  REGIONS FINANCIAL CORPORATION                                                                             961,038
     49,800  SOUTHTRUST CORPORATION                                                                                  1,268,406
     47,600  STATE STREET CORPORATION                                                                                2,165,800
     42,700  SUNTRUST BANKS INCORPORATED                                                                             2,843,820
     42,500  SYNOVUS FINANCIAL CORPORATION                                                                           1,173,000
     20,100  UNION PLANTERS CORPORATION                                                                                862,290
    279,000  US BANCORP                                                                                              6,188,220
    205,300  WACHOVIA CORPORATION                                                                                    6,364,300
    128,500  WASHINGTON MUTUAL INCORPORATED                                                                          4,944,680
    251,200  WELLS FARGO & COMPANY A++                                                                              11,165,840
     13,500  ZIONS BANCORP                                                                                             724,410

                                                                                                                   130,347,960
                                                                                                                --------------
EATING & DRINKING PLACES - 0.48%
     17,300  DARDEN RESTAURANTS INCORPORATED                                                                           454,125
    189,300  MCDONALD'S CORPORATION+                                                                                 5,137,602
     21,500  TRICON GLOBAL RESTAURANTS INCORPORATED+                                                                   843,230
     16,600  WENDY'S INTERNATIONAL INCORPORATED                                                                        442,390

                                                                                                                     6,877,347
                                                                                                                --------------
ELECTRIC, GAS & SANITARY SERVICES - 3.44%
     77,900  AES CORPORATION+                                                                                          998,678
     18,300  ALLEGHENY ENERGY INCORPORATED                                                                             671,610
     28,900  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                     368,475
     20,100  AMEREN CORPORATION                                                                                        771,840
     47,200  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                            2,040,456
     43,700  CALPINE CORPORATION+                                                                                      996,797
     23,300  CINERGY CORPORATION                                                                                       719,271
     19,300  CMS ENERGY CORPORATION                                                                                    386,000
     31,100  CONSOLIDATED EDISON INCORPORATED                                                                        1,266,392
     24,000  CONSTELLATION ENERGY GROUP                                                                                580,800
     36,200  DOMINION RESOURCES INCORPORATED                                                                         2,148,470
     24,100  DTE ENERGY COMPANY                                                                                      1,037,505
    113,000  DUKE ENERGY CORPORATION                                                                                 4,277,050
     47,700  DYNEGY INCORPORATED                                                                                     1,652,805
     47,700  EDISON INTERNATIONAL                                                                                      627,732
     74,500  EL PASO CORPORATION                                                                                     3,095,475
     32,300  ENTERGY CORPORATION                                                                                     1,148,588
     46,900  EXELON CORPORATION                                                                                      2,091,740
     32,800  FIRSTENERGY CORPORATION                                                                                 1,179,160

                                       77

SHARES       SECURITY NAME                                                                                           VALUE
     25,700  FPL GROUP INCORPORATED                                                                             $    1,376,235
     17,500  GPU INCORPORATED                                                                                          706,300
     20,100  KEYSPAN CORPORATION                                                                                       668,124
     16,800  KINDER MORGAN INCORPORATED                                                                                826,728
     49,700  MIRANT CORPORATION+                                                                                     1,088,430
     23,500  NIAGARA MOHAWK HOLDINGS INCORPORATED+                                                                     398,795
      6,600  NICOR INCORPORATED                                                                                        255,750
     30,200  NISOURCE INCORPORATED                                                                                     703,962
     56,700  PACIFIC GAS & ELECTRIC COMPANY                                                                            861,840
      5,200  PEOPLE'S ENERGY CORPORATION                                                                               206,752
     12,400  PINNACLE WEST CAPITAL CORPORATION                                                                         492,280
     21,400  PPL CORPORATION                                                                                           697,640
     31,783  PROGRESS ENERGY INCORPORATED                                                                            1,366,351
     30,400  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                            1,293,520
     43,500  RELIANT ENERGY INCORPORATED                                                                             1,144,920
     30,200  SEMPRA ENERGY                                                                                             747,450
    100,300  SOUTHERN COMPANY                                                                                        2,405,194
     37,600  TEXAS UTILITIES COMPANY                                                                                 1,741,632
     91,600  WASTE MANAGEMENT INCORPORATED                                                                           2,449,384
     75,277  WILLIAMS COMPANIES INCORPORATED                                                                         2,055,062
     50,200  XCEL ENERGY INCORPORATED                                                                                1,413,130

                                                                                                                    48,958,323
                                                                                                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.38%
    114,400  ADC TELECOMMUNICATIONS INCORPORATED+                                                                      399,256
     50,400  ADVANCED MICRO DEVICES INCORPORATED+                                                                      410,760
     56,600  ALTERA CORPORATION+                                                                                       933,334
     28,600  AMERICAN POWER CONVERSION CORPORATION+                                                                    334,048
     52,700  ANALOG DEVICES INCORPORATED+                                                                            1,723,290
     11,900  ANDREW CORPORATION+                                                                                       216,342
     44,000  APPLIED MICRO CIRCUITS CORPORATION+                                                                       307,560
     38,100  BROADCOM CORPORATION+                                                                                     773,430
     47,901  CIENA CORPORATION+                                                                                        492,901
     27,157  COMVERSE TECHNOLOGY INCORPORATED+                                                                         556,175
     36,200  CONEXANT SYSTEMS INCORPORATED+                                                                            300,460
     62,700  EMERSON ELECTRIC COMPANY                                                                                2,950,662
  1,454,200  GENERAL ELECTRIC COMPANY                                                                               54,096,240
    984,500  INTEL CORPORATION                                                                                      20,073,955
    192,700  JDS UNIPHASE CORPORATION+                                                                               1,217,864
     46,500  LINEAR TECHNOLOGY CORPORATION                                                                           1,525,200
     52,900  LSI LOGIC CORPORATION+                                                                                    621,575
    498,600  LUCENT TECHNOLOGIES INCORPORATED                                                                        2,856,978
     48,100  MAXIM INTEGRATED PRODUCTS INCORPORATED+                                                                 1,680,614
     11,100  MAYTAG CORPORATION                                                                                        273,504
     87,300  MICRON TECHNOLOGY INCORPORATED+                                                                         1,643,859
     28,600  MOLEX INCORPORATED                                                                                        803,946

                                       78

SHARES       SECURITY NAME                                                                                           VALUE
    321,500  MOTOROLA INCORPORATED                                                                              $    5,015,400
     25,400  NATIONAL SEMICONDUCTOR CORPORATION+                                                                       560,070
      6,000  NATIONAL SERVICE INDUSTRIES                                                                               123,900
     47,700  NETWORK APPLIANCE INCORPORATED+                                                                           324,360
    466,500  NORTEL NETWORKS CORPORATION                                                                             2,617,065
     20,900  NOVELLUS SYSTEMS INCORPORATED+                                                                            596,904
     24,082  PMC-SIERRA INCORPORATED+                                                                                  250,212
     11,500  POWER-ONE INCORPORATED+                                                                                    70,725
     13,500  QLOGIC CORPORATION+                                                                                       256,500
    110,900  QUALCOMM INCORPORATED+                                                                                  5,272,186
     46,800  SANMINA CORPORATION+                                                                                      635,544
     23,800  SCIENTIFIC-ATLANTA INCORPORATED                                                                           417,690
     59,900  TELLABS INCORPORATED+                                                                                     591,812
    254,100  TEXAS INSTRUMENTS INCORPORATED                                                                          6,347,418
      8,500  THOMAS & BETTS CORPORATION                                                                                148,580
     26,800  VITESSE SEMICONDUCTOR CORPORATION+                                                                        207,700
      9,800  WHIRLPOOL CORPORATION                                                                                     542,430
     48,700  XILINK INCORPORATED+                                                                                    1,145,911

                                                                                                                   119,316,360
                                                                                                                --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.33%
     11,600  FLUOR CORPORATION                                                                                         446,600
     62,800  HALLIBURTON COMPANY                                                                                     1,416,140
     23,100  MOODY'S CORPORATION                                                                                       854,700
     54,700  PAYCHEX INCORPORATED                                                                                    1,723,597
     17,100  QUINTILES INTERNATIONAL CORPORATION+                                                                      249,660

                                                                                                                     4,690,697
                                                                                                                --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.60%
      4,000  BALL CORPORATION                                                                                          239,600
     13,700  COOPER INDUSTRIES INCORPORATED                                                                            568,139
      8,700  CRANE COMPANY                                                                                             190,704
     22,400  FORTUNE BRANDS INCORPORATED                                                                               750,400
     44,500  ILLINOIS TOOL WORKS INCORPORATED                                                                        2,407,895
     63,600  LOCKHEED MARTIN CORPORATION                                                                             2,782,500
     67,300  MASCO CORPORATION                                                                                       1,375,612
      8,500  SNAP-ON INCORPORATED                                                                                      189,805

                                                                                                                     8,504,655
                                                                                                                --------------
FOOD & KINDRED PRODUCTS - 4.17%
      5,500  ADOLPH COORS COMPANY                                                                                      247,500
    131,400  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                   5,503,032
     97,125  ARCHER DANIELS MIDLAND COMPANY                                                                          1,222,804
     59,800  CAMPBELL SOUP COMPANY                                                                                   1,674,400
    364,100  COCA-COLA COMPANY                                                                                      17,058,085
     65,176  COCA-COLA ENTERPRISES INCORPORATED                                                                        999,800
     78,600  CONAGRA FOODS INCORPORATED                                                                              1,764,570

                                       79

SHARES       SECURITY NAME                                                                                           VALUE
     41,700  GENERAL MILLS INCORPORATED                                                                         $    1,897,350
     51,000  HEINZ (H J) COMPANY                                                                                     2,149,650
     15,800  HERCULES INCORPORATED                                                                                     130,350
     20,000  HERSHEY FOODS CORPORATION                                                                               1,307,400
     59,400  KELLOGG COMPANY                                                                                         1,782,000
     21,100  PEPSI BOTTLING GROUP INCORPORATED                                                                         972,077
    258,690  PEPSICO INCORPORATED                                                                                   12,546,465
     45,400  RALSTON PURINA GROUP                                                                                    1,489,120
    115,100  SARA LEE CORPORATION                                                                                    2,451,630
     83,700  UNILEVER NV ADR                                                                                         4,521,474
     33,100  WM WRIGLEY JR COMPANY                                                                                   1,698,030

                                                                                                                    59,415,737
                                                                                                                --------------
FOOD STORES - 0.41%
     59,300  ALBERTSON'S INCORPORATED                                                                                1,890,484
    118,700  KROGER COMPANY+                                                                                         2,924,768
     55,700  STARBUCKS CORPORATION+                                                                                    826,588
     20,600  WINN-DIXIE STORES INCORPORATED                                                                            235,870

                                                                                                                     5,877,710
                                                                                                                --------------
FORESTRY - 0.11%
     31,500  WEYERHAEUSER COMPANY                                                                                    1,534,365
                                                                                                                --------------
FURNITURE & FIXTURES - 0.19%
     12,700  JOHNSON CONTROLS INCORPORATED                                                                             828,548
     28,700  LEGGETT & PLATT                                                                                           559,650
     39,000  NEWELL RUBBERMAID INCORPORATED                                                                            885,690
     26,800  ROCKWELL COLLINS                                                                                          380,560

                                                                                                                     2,654,448
                                                                                                                --------------
GENERAL MERCHANDISE STORES - 3.13%
     16,600  BIG LOTS INCORPORATED                                                                                     137,614
     12,400  DILLARDS INCORPORATED                                                                                     163,308
     48,400  DOLLAR GENERAL CORPORATION                                                                                566,280
     25,136  FAMILY DOLLAR STORES INCORPORATED                                                                         691,743
     28,900  FEDERATED DEPARTMENT STORES INCORPORATED+                                                                 814,980
     38,500  J C PENNEY & COMPANY INCORPORATED                                                                         843,150
     71,700  KMART CORPORATION+                                                                                        501,183
     43,800  MAY DEPARTMENT STORES COMPANY                                                                           1,271,076
     48,100  SEARS ROEBUCK & COMPANY                                                                                 1,666,184
    131,600  TARGET CORPORATION                                                                                      4,179,616
     41,000  TJX COMPANIES INCORPORATED                                                                              1,348,900
    654,500  WAL-MART STORES INCORPORATED                                                                           32,397,750

                                                                                                                    44,581,784
                                                                                                                --------------
HEALTH SERVICES - 0.54%
     78,700  HCA INCORPORATED                                                                                        3,487,197
     57,000  HEALTHSOUTH CORPORATION+                                                                                  926,820

                                       80

SHARES       SECURITY NAME                                                                                           VALUE
     15,100  MANOR CARE INCORPORATED+                                                                           $      424,310
     47,500  TENET HEALTHCARE CORPORATION+                                                                           2,833,375

                                                                                                                     7,671,702
                                                                                                                --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.01%
      9,000  MCDERMOTT INTERNATIONAL INCORPORATED+                                                                      74,250
                                                                                                                --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.25%
     42,300  BED BATH & BEYOND INCORPORATED+                                                                         1,076,958
     30,700  BEST BUY COMPANY INCORPORATED+                                                                          1,395,315
     30,500  CIRCUIT CITY STORES                                                                                       366,000
     27,100  RADIOSHACK CORPORATION                                                                                    657,175

                                                                                                                     3,495,448
                                                                                                                --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.11%
     54,000  HILTON HOTELS CORPORATION                                                                                 423,900
     35,700  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                             1,192,380

                                                                                                                     1,616,280
                                                                                                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.73%
     51,100  APPLE COMPUTER INCORPORATED+                                                                              792,561
    119,000  APPLIED MATERIALS INCORPORATED+                                                                         3,384,360
     49,100  BAKER HUGHES INCORPORATED                                                                               1,421,445
     11,900  BLACK & DECKER CORPORATION                                                                                371,280
     50,300  CATERPILLAR INCORPORATED                                                                                2,253,440
  1,071,500  CISCO SYSTEMS INCORPORATED+                                                                            13,050,870
    247,300  COMPAQ COMPUTER CORPORATION                                                                             2,055,063
      6,000  CUMMINS INCORPORATED                                                                                      198,000
     34,400  DEERE & COMPANY                                                                                         1,293,784
    380,800  DELL COMPUTER CORPORATION+                                                                              7,056,224
     29,800  DOVER CORPORATION                                                                                         897,278
     10,100  EATON CORPORATION                                                                                         598,021
    323,100  EMC CORPORATION+                                                                                        3,796,425
      4,600  FMC CORPORATION+                                                                                          225,354
     47,300  GATEWAY INCORPORATED+                                                                                     257,785
    284,400  HEWLETT-PACKARD COMPANY                                                                                 4,578,840
    254,400  IBM CORPORATION                                                                                        23,481,120
     24,653  INGERSOLL-RAND COMPANY                                                                                    833,271
     10,830  INTERNATIONAL GAME TECHNOLOGY+                                                                            460,275
     28,000  JABIL CIRCUIT INCORPORATED+                                                                               501,200
          2  KADANT INCORPORATED+                                                                                           26
     18,800  LEXMARK INTERNATIONAL INCORPORATED+                                                                       840,548
     58,000  MINNESOTA MINING & MANUFACTURING COMPANY                                                                5,707,200
     18,000  PALL CORPORATION                                                                                          350,100
     83,000  PALM INCORPORATED+                                                                                        121,180
     17,100  PARKER-HANNIFIN CORPORATION                                                                               589,095
     36,100  PITNEY BOWES INCORPORATED                                                                               1,380,825
     95,600  SOLECTRON CORPORATION+                                                                                  1,113,740

                                       81

SHARES      SECURITY NAME                                                                                           VALUE
     12,500  STANLEY WORKS                                                                                      $      456,875
     33,200  SYMBOL TECHNOLOGIES INCORPORATED                                                                          348,268
     68,900  UNITED TECHNOLOGIES CORPORATION                                                                         3,203,850

                                                                                                                    81,618,303
                                                                                                                --------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.41%
     38,300  AON CORPORATION                                                                                         1,608,600
     24,900  HUMANA INCORPORATED+                                                                                      300,294
     40,300  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                 3,897,010

                                                                                                                     5,805,904
                                                                                                                --------------
INSURANCE CARRIERS - 4.61%
     20,900  AETNA INCORPORATED                                                                                        603,801
     77,000  AFLAC INCORPORATED                                                                                      2,079,000
    106,100  ALLSTATE CORPORATION                                                                                    3,962,835
     15,500  AMBAC FINANCIAL GROUP INCORPORATED                                                                        848,005
    383,624  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              29,922,672
     25,700  CHUBB CORPORATION                                                                                       1,835,237
     21,900  CIGNA CORPORATION                                                                                       1,816,605
     23,500  CINCINNATI FINANCIAL CORPORATION                                                                          978,070
     49,500  CONSECO INCORPORATED                                                                                      359,370
     34,700  HARTFORD FINANCIAL SERVICES GROUP                                                                       2,038,278
     22,300  JEFFERSON-PILOT CORPORATION                                                                               991,904
     45,100  JOHN HANCOCK FINANCIAL SERVICES                                                                         1,801,745
     27,500  LINCOLN NATIONAL CORPORATION                                                                            1,282,325
     28,900  LOEWS CORPORATION                                                                                       1,337,492
     21,700  MBIA INCORPORATED                                                                                       1,085,000
    109,800  METLIFE INCORPORATED                                                                                    3,261,060
     15,700  MGIC INVESTMENT CORPORATION                                                                             1,025,838
     10,800  PROGRESSIVE CORPORATION                                                                                 1,446,120
     18,700  SAFECO CORPORATION                                                                                        567,171
     31,400  ST PAUL COMPANIES INCORPORATED                                                                          1,294,308
     18,400  TORCHMARK CORPORATION                                                                                     717,600
     46,400  UNITEDHEALTH GROUP INCORPORATED                                                                         3,085,600
     35,300  UNUMPROVIDENT CORPORATION                                                                                 891,325
      9,300  WELLPOINT HEALTH NETWORKS INCORPORATED+                                                                 1,015,095
     18,400  XL CAPITAL LIMITED                                                                                      1,453,600

                                                                                                                    65,700,056
                                                                                                                --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.07%
     33,100  GEORGIA-PACIFIC GROUP                                                                                     952,949
     15,300  LOUISIANA-PACIFIC CORPORATION                                                                              99,450

                                                                                                                     1,052,399
                                                                                                                --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.31%
     66,900  AGILENT TECHNOLOGIES INCORPORATED+                                                                      1,307,895
     19,300  ALLERGAN INCORPORATED                                                                                   1,279,590
     30,900  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                              753,960

                                       82

SHARES       SECURITY NAME                                                                                           VALUE
      7,400  C R BARD INCORPORATED                                                                              $      380,434
      7,900  BAUSCH & LOMB INCORPORATED                                                                                223,570
     86,700  BAXTER INTERNATIONAL INCORPORATED                                                                       4,772,835
     37,700  BECTON DICKINSON & COMPANY                                                                              1,394,900
     39,300  BIOMET INCORPORATED                                                                                     1,149,525
     58,800  BOSTON SCIENTIFIC CORPORATION+                                                                          1,205,400
     20,900  DANAHER CORPORATION                                                                                       986,062
     42,500  EASTMAN KODAK COMPANY                                                                                   1,382,525
     44,900  GUIDANT CORPORATION+                                                                                    1,728,650
     27,100  KLA-TENCOR CORPORATION+                                                                                   855,818
    176,900  MEDTRONIC INCORPORATED                                                                                  7,695,150
      6,900  MILLIPORE CORPORATION                                                                                     365,286
     14,800  PERKINELMER INCORPORATED                                                                                  388,352
     52,000  RAYTHEON COMPANY                                                                                        1,807,000
     12,500  ST JUDE MEDICAL INCORPORATED+                                                                             855,625
     28,700  STRYKER CORPORATION                                                                                     1,518,230
     13,700  TEKTRONIX INCORPORATED+                                                                                   239,613
     25,500  TERADYNE INCORPORATED+                                                                                    497,250
     26,500  THERMO ELECTRON CORPORATION+                                                                              478,325
    101,600  XEROX CORPORATION                                                                                         787,400
     28,450  ZIMMER HOLDINGS INCORPORATED+                                                                             789,488

                                                                                                                    32,842,883
                                                                                                                --------------
METAL MINING - 0.25%
     58,000  BARRICK GOLD CORPORATION                                                                                1,006,300
     21,100  FREEPORT-MCMORAN COOPER & GOLD INCORPORATED+                                                              231,889
     38,500  HOMESTAKE MINING COMPANY                                                                                  358,050
     26,600  INCO LIMITED CORPORATION+                                                                                 330,106
     28,600  NEWMONT MINING CORPORATION                                                                                674,960
     11,500  PHELPS DODGE CORPORATION                                                                                  316,250
     48,000  PLACER DOME INCORPORATED                                                                                  613,920

                                                                                                                     3,531,475
                                                                                                                --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
     14,800  VULCAN MATERIALS COMPANY                                                                                  639,360
                                                                                                                --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.03%
     25,200  HASBRO INCORPORATED                                                                                       352,800
     63,100  MATTEL INCORPORATED                                                                                       988,146
     21,400  TIFFANY & COMPANY                                                                                         463,310
    283,500  TYCO INTERNATIONAL LIMITED                                                                             12,899,250

                                                                                                                    14,703,506
                                                                                                                --------------
MISCELLANEOUS RETAIL - 0.80%
     65,900  COSTCO WHOLESALE CORPORATION+                                                                           2,343,404
     57,600  CVS CORPORATION                                                                                         1,912,320
     43,600  OFFICE DEPOT INCORPORATED+                                                                                592,960
     66,800  STAPLES INCORPORATED+                                                                                     889,776

                                       83

SHARES       SECURITY NAME                                                                                           VALUE
     28,900  TOYS R US INCORPORATED+                                                                            $      497,947
    149,000  WALGREEN COMPANY                                                                                        5,130,070

                                                                                                                    11,366,477
                                                                                                                --------------
MOTION PICTURES - 0.40%
    306,000  WALT DISNEY COMPANY                                                                                     5,697,720
                                                                                                                --------------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.56%
    193,700  AMERICAN EXPRESS COMPANY                                                                                5,628,922
     30,500  CAPITAL ONE FINANCIAL CORPORATION                                                                       1,403,915
     17,300  COUNTRYWIDE CREDIT INDUSTRIES INCORPORATED                                                                759,989
    101,400  FEDERAL HOME LOAN MORTGAGE CORPORATION                                                                  6,591,000
    146,400  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                                  11,720,784
     67,900  HOUSEHOLD INTERNATIONAL INCORPORATED                                                                    3,828,202
    124,700  MBNA CORPORATION                                                                                        3,777,163
     41,800  PROVIDIAN FINANCIAL CORPORATION                                                                           842,270
     23,900  USA EDUCATION INCORPORATED                                                                              1,981,549

                                                                                                                    36,533,794
                                                                                                                --------------
OIL & GAS EXTRACTION - 1.12%
     36,700  ANADARKO PETROLEUM CORPORATION                                                                          1,764,536
     18,400  APACHE CORPORATION                                                                                        791,016
     31,000  BURLINGTON RESOURCES INCORPORATED                                                                       1,060,510
     18,900  DEVON ENERGY CORPORATION                                                                                  650,160
    109,200  ENRON CORPORATION                                                                                       2,973,516
     17,000  EOG RESOURCES INCORPORATED                                                                                491,810
     14,625  KERR-MCGEE CORPORATION                                                                                    759,184
     21,500  NABORS INDUSTRIES INCORPORATED+                                                                           450,855
     19,600  NOBLE DRILLING CORPORATION+                                                                               470,400
     54,200  OCCIDENTAL PETROLEUM CORPORATION                                                                        1,319,228
     13,800  ROWAN COMPANIES INCORPORATED+                                                                             170,844
     83,900  SCHLUMBERGER LIMITED                                                                                    3,834,230
     46,600  TRANSOCEAN SEDCO FOREX INCORPORATED                                                                     1,230,240

                                                                                                                    15,966,529
                                                                                                                --------------
PAPER & ALLIED PRODUCTS - 0.70%
      7,700  BEMIS COMPANY INCORPORATED                                                                                306,845
      8,400  BOISE CASCADE CORPORATION                                                                                 247,800
     70,700  INTERNATIONAL PAPER COMPANY                                                                             2,460,360
     77,900  KIMBERLY-CLARK CORPORATION                                                                              4,829,800
     14,500  MEAD CORPORATION                                                                                          401,360
     23,200  PACTIV CORPORATION+                                                                                       336,168
      7,200  TEMPLE-INLAND INCORPORATED                                                                                341,928
     14,700  WESTVACO CORPORATION                                                                                      377,790
     16,100  WILLAMETTE INDUSTRIES INCORPORATED                                                                        724,339

                                                                                                                    10,026,390
                                                                                                                --------------
                                       84

SHARES       SECURITY NAME                                                                                           VALUE
PERSONAL SERVICES - 0.14%
     24,700  CINTAS CORPORATION                                                                                 $      995,410
     26,800  H&R BLOCK INCORPORATED                                                                                  1,033,408

                                                                                                                     2,028,818
                                                                                                                --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 5.48%
     13,000  AMERADA HESS CORPORATION                                                                                  825,500
     10,200  ASHLAND INCORPORATED                                                                                      393,210
     93,900  CHEVRON CORPORATION                                                                                     7,958,025
     91,500  CONOCO INCORPORATED CLASS B                                                                             2,318,610
  1,010,200  EXXON MOBIL CORPORATION                                                                                39,801,880
     55,480  PHILLIPS PETROLEUM COMPANY                                                                              2,992,591
    313,900  ROYAL DUTCH PETROLEUM COMPANY                                                                          15,773,475
     12,300  SUNOCO INCORPORATED                                                                                       437,880
     80,700  TEXACO INCORPORATED                                                                                     5,245,500
     35,600  UNOCAL CORPORATION                                                                                      1,157,000
     45,200  USX-MARATHON GROUP INCORPORATED                                                                         1,209,100

                                                                                                                    78,112,771
                                                                                                                --------------
PRIMARY METAL INDUSTRIES - 0.47%
     46,700  ALCAN INCORPORATED                                                                                      1,401,000
    126,400  ALCOA INCORPORATED                                                                                      3,919,664
     11,700  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                       155,961
     19,100  ENGELHARD CORPORATION                                                                                     441,210
     11,400  NUCOR CORPORATION                                                                                         452,580
     13,000  USX-US STEEL GROUP INCORPORATED                                                                           181,740
     12,500  WORTHINGTON INDUSTRIES INCORPORATED                                                                       140,625

                                                                                                                     6,692,780
                                                                                                                --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.21%
      9,300  AMERICAN GREETINGS CORPORATION                                                                            123,132
     12,600  DOW JONES & COMPANY INCORPORATED                                                                          572,418
     38,700  GANNETT COMPANY INCORPORATED                                                                            2,326,257
     10,700  KNIGHT-RIDDER INCORPORATED                                                                                597,595
     28,600  MCGRAW-HILL COMPANIES INCORPORATED                                                                      1,664,520
      7,300  MEREDITH CORPORATION                                                                                      234,549
     23,300  NEW YORK TIMES COMPANY                                                                                    909,399
     17,200  RR DONNELLEY & SONS COMPANY                                                                               465,260
     43,700  TRIBUNE COMPANY                                                                                         1,372,180
    260,600  VIACOM INCORPORATED CLASS B+                                                                            8,990,700

                                                                                                                    17,256,010
                                                                                                                --------------
RAILROAD TRANSPORTATION - 0.36%
     57,300  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                1,532,775
     31,200  CSX CORPORATION                                                                                           982,800
     56,300  NORFOLK SOUTHERN CORPORATION                                                                              907,556
     36,300  UNION PACIFIC CORPORATION                                                                               1,702,470

                                                                                                                     5,125,601
                                                                                                                --------------

                                       85

SHARES       SECURITY NAME                                                                                           VALUE
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.23%
     10,600  COOPER TIRE & RUBBER COMPANY                                                                       $      150,944
     23,200  GOODYEAR TIRE & RUBBER COMPANY                                                                            427,576
     39,700  NIKE INCORPORATED CLASS B                                                                               1,858,357
      8,600  REEBOK INTERNATIONAL LIMITED+                                                                             178,020
     12,200  SEALED AIR CORPORATION+                                                                                   445,178
      8,500  TUPPERWARE CORPORATION                                                                                    169,490

                                                                                                                     3,229,565
                                                                                                                --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.42%
     15,400  BEAR STEARNS COMPANIES INCORPORATED                                                                       770,154
    202,900  CHARLES SCHWAB CORPORATION                                                                              2,333,350
     38,700  FRANKLIN RESOURCES INCORPORATED                                                                         1,341,729
     36,100  LEHMAN BROTHERS HOLDING INCORPORATED                                                                    2,052,285
    122,900  MERRILL LYNCH & COMPANY INCORPORATED                                                                    4,989,740
    162,900  MORGAN STANLEY DEAN WITTER & COMPANY                                                                    7,550,415
     32,100  STILWELL FINANCIAL INCORPORATED                                                                           625,950
     18,000  T ROWE PRICE GROUP INCORPORATED                                                                           527,400

                                                                                                                    20,191,023
                                                                                                                --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.08%
    136,200  CORNING INCORPORATED                                                                                    1,201,284
                                                                                                                --------------

TOBACCO PRODUCTS - 1.15%
    322,000  PHILIP MORRIS COMPANIES INCORPORATED                                                                   15,549,380
     23,900  UST INCORPORATED                                                                                          793,480

                                                                                                                    16,342,860
                                                                                                                --------------
TRANSPORTATION BY AIR - 0.30%
     22,500  AMR CORPORATION+                                                                                          430,650
     18,000  DELTA AIRLINES INCORPORATED                                                                               474,300
     44,900  FEDEX CORPORATION+                                                                                      1,650,075
    111,500  SOUTHWEST AIRLINES INCORPORATED                                                                         1,654,660
      9,800  US AIRWAYS GROUP INCORPORATED+                                                                             45,570

                                                                                                                     4,255,255
                                                                                                                --------------
TRANSPORTATION EQUIPMENT - 1.88%
    127,700  BOEING COMPANY                                                                                          4,277,950
     12,800  BRUNSWICK CORPORATION                                                                                     210,816
     21,700  DANA CORPORATION                                                                                          338,520
     82,000  DELPHI AUTOMOTIVE SYSTEMS CORPORATION                                                                     963,500
    267,800  FORD MOTOR COMPANY                                                                                      4,646,330
     29,400  GENERAL DYNAMICS CORPORATION                                                                            2,596,608
     80,300  GENERAL MOTORS CORPORATION                                                                              3,444,870
     25,200  GENUINE PARTS COMPANY                                                                                     802,872
     15,100  GOODRICH CORPORATION                                                                                      294,148
     44,300  HARLEY-DAVIDSON INCORPORATED                                                                            1,794,150
    118,500  HONEYWELL INTERNATIONAL INCORPORATED                                                                    3,128,400
     12,900  ITT INDUSTRIES INCORPORATED                                                                               577,920

                                       86

SHARES       SECURITY NAME                                                                                           VALUE
      8,700  NAVISTAR INTERNATIONAL CORPORATION+                                                                $      245,775
     12,500  NORTHROP GRUMMAN CORPORATION                                                                            1,262,500
     11,200  PACCAR INCORPORATED                                                                                       549,584
     26,800  ROCKWELL INTERNATIONAL CORPORATION                                                                        393,424
     20,600  TEXTRON INCORPORATED                                                                                      692,366
     18,300  TRW INCORPORATED                                                                                          545,706

                                                                                                                    26,765,439
                                                                                                                --------------
TRANSPORTATION SERVICES - 0.04%
     19,500  SABRE HOLDINGS CORPORATION+                                                                               521,430
                                                                                                                --------------
WATER TRANSPORTATION - 0.13%
     85,600  CARNIVAL CORPORATION                                                                                    1,884,912
                                                                                                                --------------
WHOLESALE TRADE-DURABLE GOODS - 1.78%
     13,900  GRAINGER (W W) INCORPORATED                                                                               540,015
    443,300  JOHNSON & JOHNSON                                                                                      24,558,820
     19,200  VISTEON CORPORATION                                                                                       244,800

                                                                                                                    25,343,635
                                                                                                                --------------
WHOLESALE TRADE - NONDURABLE GOODS - 0.98%
     15,064  AMERISOURCEBERGEN CORPORATION+                                                                          1,068,791
     10,000  BROWN-FORMAN CORPORATION                                                                                  631,800
     65,300  CARDINAL HEALTH INCORPORATED                                                                            4,828,935
     41,700  MCKESSON CORPORATION                                                                                    1,575,843
     74,000  SAFEWAY INCORPORATED+                                                                                   2,939,280
     19,400  SUPERVALU INCORPORATED                                                                                    392,462
     98,500  SYSCO CORPORATION                                                                                       2,515,688

                                                                                                                    13,952,799
                                                                                                                --------------
TOTAL COMMON STOCK (COST $1,246,489,866)                                                                         1,381,250,505
                                                                                                                --------------

PRINCIPAL

REAL ESTATE INVESTMENT TRUST - 0.04%
$    29,100  STARWOOD HOTELS & RESORTS OF WORLDWIDE INCORPORATED                                                       640,200
                                                                                                                --------------

TOTAL REAL ESTATE INVESTMENT TRUST (COST $962,948)                                                                     640,200
                                                                                                                --------------

                                       87

                                                                                          INTEREST    MATURITY
SHARES       SECURITY NAME                                                                  RATE        DATE          VALUE
SHORT-TERM INVESTMENTS - 2.85%

REPURCHASE AGREEMENTS - 2.65%
$37,679,689  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY U.S. GOVERNMENT
             SECURITIES                                                                    3.50%      10/1/01     $   37,679,689
                                                                                                                  --------------
RIGHTS - 0.00%
     32,300  SEAGATE                                                                                                           0

US TREASURY OBLIGATIONS - 0.20%
  2,910,000  US TREASURY BILLS#                                                            3.42**     2/28/02          2,881,869
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $40,549,592)                                                                       40,561,558
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,288,002,406)*                          99.86%                                                            $1,422,452,263
OTHER ASSETS AND LIABILITIES, NET                0.14                                                                  1,983,703
                                               ------                                                             --------------
TOTAL NET ASSETS                               100.00%                                                            $1,424,435,966
                                               ------                                                             --------------

** YIELD TO MATURITY.
+ SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2) NON-INCOME EARNING SECURITIES.

++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,288,826

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,290,585,330 AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                $ 411,547,972
   GROSS UNREALIZED DEPRECIATION                                 (279,681,039)
                                                                -------------
   NET UNREALIZED APPRECIATION                                  $ 131,866,933

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INTERNATIONAL PORTFOLIO

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCK - 89.33%

AUSTRALIA - 0.85%
  1,695,600  TELSTRA CORPORATION LIMITED (SERVICES)                                                             $    4,384,747
                                                                                                                --------------
BELGIUM - 0.31%
     28,620  DELHAIZE LE LION SA (FOOD & KINDRED PRODUCTS)                                                           1,604,278
                                                                                                                --------------
BRAZIL - 0.50%
    102,360  TELECOMUNICACOES BRASILEIRAS SA ADR (COMMUNICATIONS)                                                    2,590,732
                                                                                                                --------------
CANADA - 0.80%
    447,430  NORANDA INCORPORATED (METAL MINING)+                                                                    4,106,915
                                                                                                                --------------
FINLAND - 3.53%
    104,600  NOKIA OYJ (SERVICES)                                                                                    1,709,929
    377,877  SONERA OYJ (SERVICES)                                                                                   1,025,526
    735,631  STORA ENSO OYJ (BUSINESS SERVICES/COMPUTER SOFTWARE)                                                    8,206,877
    251,510  UPM-KYMMENE OYJ (SERVICES)                                                                              7,169,377

                                                                                                                    18,111,709
                                                                                                                --------------
FRANCE - 12.71%
    105,640  ACCOR SA (SERVICES)                                                                                     3,001,683
     44,790  AIR LIQUIDE (ENERGY)                                                                                    6,281,793
     55,162  COMPAGNIE DE ST GOBAIN (CAPITAL EQUIPMENT)                                                              7,585,755
     76,090  ETABLISSEMENTS ECONOMIQUES DU CASINO GUICHARD-PERRACHON SA (WHOLESALE TRADE - NONDURABLE GOODS)         5,869,388
    114,130  LAFARGE SA (BUSINESS SERVICES/COMPUTER SOFTWARE)                                                        9,297,410
    216,140  MICHELIN COMPAGNIE GENERALE DES ETABLISSEMENTS (WHOLESALE TRADE-DURABLE GOODS)                          5,698,566
    105,639  PECHINEY SA (PRIMARY METAL INDUSTRIES)                                                                  3,992,585
     46,359  TOTAL FINA ELF (OIL & GAS EXTRACTION)                                                                   6,227,417
    434,210  USINOR SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      3,479,881
    170,380  VALEO (CAPITAL EQUIPMENT)                                                                               5,376,550
    182,048  VIVENDI UNIVERSAL (BUSINESS SERVICES)                                                                   8,430,604

                                                                                                                    65,241,632
                                                                                                                --------------
GERMANY - 7.58%
     77,287  ADIDAS-SALOMON AG (WHOLESALE TRADE - NONDURABLE GOODS)                                                  3,962,750
     40,940  DEUTSCHE BANK AG (FOREIGN DEPOSITORY INSTITUTIONS)                                                      2,231,484
    422,610  DEUTSCHE TELEKOM AG (SERVICES)                                                                          6,577,543
    142,841  METRO AG (GENERAL MERCHANDISE STORES)                                                                   4,683,141
    238,170  PREUSSAG AG (MULTI-INDUSTRY)                                                                            5,617,831
     56,450  SAP AG (SERVICES)                                                                                       5,963,535
          1  SIEMENS AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                   19
    170,500  THYSSEN KRUPP AG (CAPITAL EQUIPMENT)                                                                    1,770,154
    232,480  VOLKSWAGEN AG (CAPITAL EQUIPMENT)                                                                       8,108,980

                                                                                                                    38,915,437
                                                                                                                --------------
HONG KONG - 0.24%
    381,500  CHINA MOBILE LIMITED (COMMUNICATIONS)+                                                                  1,213,055
                                                                                                                --------------

                                       89

SHARES       SECURITY NAME                                                                                           VALUE
ITALY - 2.17%
  1,825,385  BANCA DI ROMA (FINANCE)                                                                            $    4,039,639
    305,850  FIAT SPA (CAPITAL EQUIPMENT)                                                                            5,348,002
    229,690  TELECOM ITALIA SPA (SERVICES)                                                                           1,734,117

                                                                                                                    11,121,758
                                                                                                                --------------
JAPAN - 23.93%
     31,600  ADVANTEST CORPORATION (CAPITAL EQUIPMENT)                                                               1,339,545
     77,400  AIFUL CORPORATION (FOREIGN DEPOSITORY INSTITUTIONS)                                                     6,497,103
    153,000  FUJI PHOTO FILM COMPANY (CAPITAL EQUIPMENT)                                                             5,265,675
        323  FUJI TELEVISION NETWORK INCORPORATED (SERVICES)                                                         1,610,526
    688,000  FUJITSU LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)       5,769,427
  1,029,000  HITACHI LIMITED (CAPITAL EQUIPMENT)                                                                     6,849,634
     77,000  HONDA MOTOR COMPANY LIMITED (CAPITAL EQUIPMENT)                                                         2,501,385
    146,000  ITO-YOKADO COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                       6,483,169
    145,000  MITSUBISHI CORPORATION (CONSTRUCTION-SPECIAL TRADE CONTRACTORS)                                         1,037,018
    705,000  MITSUBISHI HEAVY INDUSTRIES LIMITED (CAPITAL EQUIPMENT)                                                 2,444,094
    572,000  NEC CORPORATION (CAPITAL EQUIPMENT)                                                                     4,671,837
  1,033,000  NIKKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)          5,488,868
  1,695,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                     2,162,679
      1,580  NIPPON TELEGRAPH & TELEPHONE CORPORATION (NTT) (COMMUNICATIONS)                                         7,374,128
        929  NIPPON UNIPAC HOLDING (PAPER & ALLIED PRODUCTS)                                                         4,873,876
    660,000  NISSAN MOTOR COMPANY LIMITED (SERVICES)                                                                 2,753,462
        610  NTT DOCOMO INCORPORATED (SERVICES)                                                                      8,243,934
     15,900  ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                           980,987
    602,000  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)     5,407,033
     64,300  SONY CORPORATION (CAPITAL EQUIPMENT)                                                                    2,369,487
    628,000  SUMITOMO BANK LIMITED (NONDEPOSITORY CREDIT INSTITUTIONS)                                               4,501,905
    867,000  SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         3,114,882
    170,900  TOKYO ELECTRON LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         5,996,490
    112,000  TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              1,057,668
    336,000  TOSHIBA CORPORATION (CAPITAL EQUIPMENT)                                                                 1,286,124
    233,900  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                     6,008,007
      1,154  UFJ HOLDINGS INCORPORATED (FOREIGN DEPOSITORY INSTITUTIONS)                                             5,734,642
    318,000  YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                              6,339,712
    705,000  YASUDA FIRE & MARINE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                     4,734,323

                                                                                                                   122,897,620
                                                                                                                --------------
NETHERLANDS - 2.47%
    170,850  DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                                    5,111,310
    101,253  ING GROEP NV (FINANCE)                                                                                  2,713,825
     97,058  ROYAL DUTCH PETROLEUM COMPANY (ENERGY)                                                                  4,881,009

                                                                                                                    12,706,144
                                                                                                                --------------

                                       90

SHARES       SECURITY NAME                                                                                           VALUE
SINGAPORE - 1.02%
  2,274,000  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED (CAPITAL EQUIPMENT)+                                 $    3,990,964
  1,218,480  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                   1,248,598

                                                                                                                     5,239,562
                                                                                                                --------------
SPAIN - 2.83%
    101,940  BANKINTER SA (FOREIGN DEPOSITORY INSTITUTIONS)                                                          2,883,553
    168,550  ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                           2,617,188
    814,660  TELEFONICA SA (COMMUNICATIONS)+                                                                         9,006,933

                                                                                                                    14,507,674
                                                                                                                --------------
SWEDEN - 4.87%
    419,776  ATLAS COPCO AB A SHARES (CAPITAL EQUIPMENT)                                                             7,319,005
    574,630  ELECTROLUX AB SERIES B (CAPITAL EQUIPMENT)                                                              5,979,058
    365,690  SANDVIK AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                     6,615,945
  1,406,732  TELEFONAKTIEBOLAGET LM ERICSSON B SHARES (ELECTRONIC & OTHER ELECTRONIC EQUIPMENT EXCEPT COMPUTERS)     5,090,028

                                                                                                                    25,004,036
                                                                                                                --------------
SWITZERLAND - 5.82%
    161,900  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                               6,339,711
    181,050  ROCHE HOLDING AG (WHOLESALE TRADE - NONDURABLE GOODS)                                                  12,991,983
     80,800  SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)+                                                              4,083,686
    138,281  UBS AG (FINANCE)                                                                                        6,467,005

                                                                                                                    29,882,385
                                                                                                                --------------
UNITED KINGDOM - 19.70%
    567,330  ARM HOLDINGS PLC (CAPITAL EQUIPMENT)+                                                                   1,953,191
    139,688  ASML HOLDING NV (CAPITAL EQUIPMENT)+                                                                    1,554,577
    823,220  BAE SYSTEMS PLC (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                4,004,730
    119,020  BARCLAYS PLC (FINANCE)                                                                                  3,272,827
    464,900  BOC GROUP PLC (BUSINESS SERVICES/COMPUTER SOFTWARE)                                                     6,405,605
    985,750  BP AMOCO PLC (OIL & GAS EXTRACTION)                                                                     8,142,025
    554,880  BRITISH LAND COMPANY PLC (FINANCE)                                                                      3,425,135
  1,697,882  BRITISH TELECOMMUNICATIONS PLC (COMMUNICATIONS)                                                         8,484,294
    117,563  GLAXOSMITHKLINE PLC (WHOLESALE TRADE-DURABLE GOODS)                                                     3,317,426
    586,670  GREAT UNIVERSAL STORES PLC (SERVICES)                                                                   4,656,043
    702,800  HANSON PLC (CAPITAL EQUIPMENT)                                                                          4,914,053
    942,830  HBOS PLC (FOREIGN DEPOSITORY INSTITUTIONS)                                                             10,170,885
    469,626  IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS & ALLIED PRODUCTS)                                          1,974,002
  1,336,786  KINGFISHER PLC (WHOLESALE TRADE-DURABLE GOODS)                                                          6,090,501
    371,450  LLOYDS TSB GROUP PLC (FOREIGN DEPOSITORY INSTITUTIONS)                                                  3,548,485
    159,080  PRUDENTIAL CORPORATION PLC (INSURANCE CARRIERS)                                                         1,636,601
  1,551,930  RENTOKIL INITIAL PLC (SERVICES)                                                                         5,610,952
    317,270  RIO TINTO PLC (METAL MINING)                                                                            4,989,328

                                       91

SHARES       SECURITY NAME                                                                                           VALUE
  1,805,350  ROLLS-ROYCE PLC (BUSINESS SERVICES/COMPUTER SOFTWARE)                                              $    3,449,325
  4,020,840  TELEWEST COMMUNICATIONS PLC (SERVICES)+                                                                 1,772,831
  5,356,583  VODAFONE AIRTOUCH PLC (COMMUNICATIONS)                                                                 11,808,872

                                                                                                                   101,181,688
                                                                                                                --------------

TOTAL COMMON STOCK (COST $579,749,894)                                                                             458,709,372
                                                                                                                --------------

PRINCIPAL                                                           INTEREST MATURITY
                                                                      RATE     DATE
SHORT TERM INSTRUMENTS - 12.25%

REPURCHASE AGREEMENTS - 11.86%

$60,900,650  BANKAMERICA NT & SA - 102% COLLATERALIZED BY US
             GOVERNMENT SECURITIES                                    3.40%   10/1/01      60,900,650
                                                                                       --------------
SHARES

CASH MANAGEMENT ACCOUNTS - 0.39%
  2,020,137  WFFT 100% TREASURY MONEY MARKET FUND~                                          2,020,137
                                                                                       --------------
TOTAL SHORT-TERM INSTRUMENTS (COST $62,920,787)                                            62,920,787
                                                                                       --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $642,670,681)*                           101.58%                                 $  521,630,159
OTHER ASSETS AND LIABILITIES, NET               (1.58)                                     (8,100,442)
                                               ------                                  --------------
TOTAL NET ASSETS                               100.00%                                 $  513,529,717
                                               ------                                  --------------

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
+  NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $647,388,836 AND THE NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                $  24,235,689
   GROSS UNREALIZED DEPRECIATION                                 (149,994,366)
                                                                -------------
   NET UNREALIZED DEPRECIATION                                  $(125,758,677)

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INTERNATIONAL EQUITY PORTFOLIO

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCK - 92.33%

AUSTRALIA - 4.10%
    767,206  BHP BILLITON LIMITED (OIL & GAS EXTRACTION)                                                        $    3,248,547
  1,846,700  FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                        4,547,647
    445,900  NEWS CORPORATION LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                     2,728,657
     78,700  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                35,343

                                                                                                                    10,560,194
                                                                                                                --------------
BRAZIL - 0.73%
    126,400  ARACRUZ CELULOSE SA ADR (PAPER & ALLIED PRODUCTS)                                                       1,877,040
                                                                                                                --------------
FRANCE - 9.33%
     44,712  GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                 5,823,064
    103,500  STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                              2,222,624
    184,600  SUEZ SA (MULTI-INDUSTRY)                                                                                6,136,297
     48,300  TOTAL FINA ELF SA (OIL & GAS EXTRACTION)                                                                6,488,152
     72,100  VIVENDI UNIVERSAL (BUSINESS SERVICES)                                                                   3,338,936

                                                                                                                    24,009,073
                                                                                                                --------------
GERMANY - 6.81%
     24,600  ALLIANZ AG (INSURANCE CARRIERS)                                                                         5,578,485
     43,500  DEUTSCHE BANK AG (FOREIGN DEPOSITORY INSTITUTIONS)                                                      2,371,020
    104,700  METRO AG (GENERAL MERCHANDISE STORES)                                                                   3,432,662
     47,800  SIEMENS AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            1,802,229
     84,700  VEBA AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             4,350,552

                                                                                                                    17,534,948
                                                                                                                --------------
HONG KONG - 2.81%
    449,325  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                              3,499,784
    720,930  CHINA MOBILE LIMITED (COMMUNICATIONS)+                                                                  2,292,341
    767,949  CITIC PACIFIC LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTEREQUIPMENT)                           1,447,385

                                                                                                                     7,239,510
                                                                                                                --------------
HUNGARY - 0.57%
    568,600  MAGYAR TAVKOZLESI RT (COMMUNICATIONS)                                                                   1,466,483
                                                                                                                --------------
IRELAND - 1.63%
    102,400  RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                       4,195,328
                                                                                                                --------------
ITALY - 2.54%
    261,600  ENI SPA (OIL & GAS EXTRACTION)                                                                          3,247,248
    312,800  SAN PAOLO - IMI SPA (NONDEPOSITORY CREDIT INSTITUTIONS)                                                 3,281,717

                                                                                                                     6,528,965
                                                                                                                --------------
JAPAN - 15.62%
      9,200  AIFUL CORPORATION (FOREIGN DEPOSITORY INSTITUTIONS)                                                       772,265
    112,625  CANON INCORPORATED (MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
             MEDICAL & OPTICAL GOODS)                                                                                3,091,444
     91,855  FUJI PHOTO FILM COMPANY (CAPITAL EQUIPMENT)                                                             3,161,298
      1,120  JAPAN TELECOM COMPANY LIMITED (COMMUNICATIONS)                                                          3,487,954

                                       93

SHARES       SECURITY NAME                                                                                           VALUE
     90,085  KONAMI CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &COMPONENTS, EXCEPT COMPUTER EQUIPMENT)   $ 2,189,172
    521,535  MITSUBISHI HEAVY INDUSTRIES LIMITED (CAPITAL EQUIPMENT)                                                 1,808,058
    510,970  NIKKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)          2,715,050
     49,980  NINTENDO COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                       7,178,357
    312,920  NIPPON SHEET GLASS COMPANY (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)             1,176,766
     74,570  SECOM COMPANY LIMITED (SECURITY SYSTEMS SERVICES)                                                       3,843,362
     90,240  SEVEN-ELEVEN JAPAN COMPANY LIMITED (MISCELLANEOUS RETAIL)                                               3,651,110
    142,700  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                     3,665,424
    268,960  USHIO INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                     3,452,025

                                                                                                                    40,192,285
                                                                                                                --------------
KOREA, REPUBLIC OF - 0.82%
    115,900  KOREA TELECOM CORPORATION SP ADR (COMMUNICATIONS)                                                       2,119,811
                                                                                                                --------------
MEXICO - 3.81%
  1,501,700  AMERICA MOVIL SA DE CV (COMMUNICATIONS)                                                                 1,116,051
  1,579,500  GRUPO TELEVISA SA - SERIES CPO (COMMUNICATIONS)+                                                        2,276,348
  1,501,700  TELEFONOS DE MEXICO SA DE CV - SERIES L (COMMUNICATIONS)                                                2,426,267
  1,902,200  WAL-MART DE MEXICO SA DE CV - SERIES V (GENERAL MERCHANDISE STORES)                                     3,981,154

                                                                                                                     9,799,820
                                                                                                                --------------
NETHERLANDS - 5.98%
     22,400  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                               913,715
    208,500  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                              4,044,525
    177,800  KONINKLIJKE AHOLD NV (FOOD & KINDRED PRODUCTS)                                                          4,938,709
    109,200  ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                                 5,487,300

                                                                                                                    15,384,249
                                                                                                                --------------
SINGAPORE - 1.19%
    560,580  DBS GROUP HOLDINGS LIMITED (NONDEPOSITORY CREDIT INSTITUTIONS)                                          3,062,602
                                                                                                                --------------

SPAIN - 3.50%
    755,800  BANCO SANTANDER CENTRAL HISPANO SA (FOREIGN DEPOSITORY INSTITUTIONS)                                    5,795,632
    290,651  TELEFONICA SA (COMMUNICATIONS)+                                                                         3,213,456

                                                                                                                     9,009,088
                                                                                                                --------------
SWEDEN - 3.35%
     35,200  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                     7,512,434
    315,500  TELEFONAKTIEBOLAGET LM ERICSSON ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                              1,101,095

                                                                                                                     8,613,529
                                                                                                                --------------
SWITZERLAND - 5.35%
     57,300  ADECCO SA (BUSINESS SERVICES)                                                                           1,953,103
     16,150  JULIUS BAER HOLDING LIMITED ZURICH (HOLDING & OTHER INVESTMENT OFFICES)                                 4,810,472
    159,900  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                               6,261,395
      7,400  SWISS REINSURANCE (FINANCIAL)                                                                             727,860

                                                                                                                    13,752,830
                                                                                                                --------------

                                       94

SHARES       SECURITY NAME                                                                                           VALUE
TAIWAN - 1.44%
    355,000  ASE TEST LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)+                                                                               $    2,733,500
    607,367  RITEK CORPORATION GDR (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            975,007

                                                                                                                     3,708,507
                                                                                                                --------------
UNITED KINGDOM - 22.75%
    394,500  AMVESCAP PLC (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                              4,220,926
    158,300  ARM HOLDINGS PLC ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)+                                                                             1,670,065
    583,200  BAE SYSTEMS PLC (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                2,837,101
    607,900  BOOTS COMPANY PLC (RETAIL)                                                                              5,575,015
    511,200  BP AMOCO PLC (OIL & GAS EXTRACTION)                                                                     4,222,372
    287,800  BRITISH TELECOMMUNICATIONS PLC (COMMUNICATIONS)                                                         1,438,133
    472,700  COMPASS GROUP PLC (EATING & DRINKING PLACES)                                                            3,296,485
    484,700  DIAGEO PLC (EATING & DRINKING PLACES)                                                                   5,089,845
     88,800  GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)                                                   4,983,456
    387,620  HSBC HOLDINGS PLC (NONDEPOSITORY CREDIT INSTITUTIONS)                                                   4,062,827
    388,300  LLOYDS TSB GROUP PLC (FOREIGN DEPOSITORY INSTITUTIONS)                                                  3,709,455
     90,400  NDS GROUP PLC ADR (COMMUNICATIONS)+                                                                     1,845,064
    366,900  ROYAL BANK OF SCOTLAND GROUP PLC (FOREIGN DEPOSITORY INSTITUTIONS)                                      8,077,721
    187,500  SHIRE PHARMACEUTICALS GROUP (CHEMICALS & ALLIED PRODUCTS)+                                              2,535,236
     30,800  SHIRE PHARMACEUTICALS GROUP PLC ADR (CHEMICALS & ALLIED PRODUCTS)+                                      1,241,240
  1,687,000  VODAFONE AIRTOUCH PLC (COMMUNICATIONS)                                                                  3,719,081

                                                                                                                    58,524,022
                                                                                                                --------------
TOTAL COMMON STOCK (COST $315,707,438)                                                                             237,578,284
                                                                                                                --------------

PRINCIPAL                                                                                    INTEREST MATURITY
                                                                                               RATE     DATE
CORPORATE BOND - 0.10%
$   318,000  NORTEL NETWORKS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+**(COST $318,000)                          4.25%    9/1/08         266,723
                                                                                                                --------------
SHORT-TERM INVESTMENTS - 7.36%

REPURCHASE AGREEMENTS - 7.36%
 18,936,058  BANKAMERICA NT & SA - 102% COLLATERALIZED BY USGOVERNMENT SECURITIES+             3.40    10/1/01      18,936,058
                                                                                                                --------------

TOTAL SHORT-TERM INVESTMENTS (COST $18,936,058)                                                                     18,936,058
                                                                                                                --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $334,961,496)*                            99.79%                                                          $  256,781,065
OTHER ASSETS AND LIABILITIES, NET                0.21%                                                                 533,169
                                               ------                                                           --------------
TOTAL NET ASSETS                               100.00%                                                          $  257,314,234
                                               ------                                                           --------------

+  NON-INCOME EARNING SECURITIES.
** SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDERRULE
   144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $335,075,718 AND NETUNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $  7,744,409
   GROSS UNREALIZED DEPRECIATION                                  (86,039,062)
                                                                 ------------
   NET UNREALIZED DEPRECIATION                                   $(78,294,653)

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LARGE CAP APPRECIATION PORTFOLIO

SHARES      SECURITY NAME                                                                                           VALUE
COMMON STOCK - 93.38%

APPAREL & ACCESSORY STORES - 0.48%
     6,800  KOHL'S CORPORATION+                                                                                 $      326,400
                                                                                                                --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.53%
     6,900  AUTOZONE INCORPORATED+                                                                                     357,834
                                                                                                                --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.17%
    20,700  HOME DEPOT INCORPORATED                                                                                    794,259
                                                                                                                --------------
BUSINESS SERVICES - 5.54%
    72,200  CENDANT CORPORATION+                                                                                       924,160
     8,600  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                             221,364
    15,800  ELECTRONIC DATA SYSTEMS CORPORATION                                                                        909,764
    50,200  ORACLE CORPORATION+                                                                                        631,516
    17,900  VERISIGN INCORPORATED+                                                                                     750,010
    18,100  VERITAS SOFTWARE CORPORATION+                                                                              333,764

                                                                                                                     3,770,578
                                                                                                                --------------
CHEMICALS & ALLIED PRODUCTS - 10.49%
    14,500  AMERICAN HOME PRODUCTS CORPORATION                                                                         844,625
    11,100  ANDRX GROUP+                                                                                               720,612
     4,400  BARR LABORATORIES INCORPORATED+                                                                            347,864
    10,300  FOREST LABORATORIES INCORPORATED+                                                                          743,042
    23,500  GENENTECH INCORPORATED+                                                                                  1,034,000
    18,300  IDEC PHARMACEUTICALS CORPORATION+                                                                          907,131
    19,700  KING PHARMACEUTICALS INCORPORATED+                                                                         826,415
    43,000  PFIZER INCORPORATED                                                                                      1,724,300

                                                                                                                     7,147,989
                                                                                                                --------------
DEPOSITORY INSTITUTIONS - 13.64%
    16,000  BANK OF AMERICA CORPORATION                                                                                934,400
    21,700  BB&T CORPORATION                                                                                           790,965
    25,305  CHARTER ONE FINANCIAL INCORPORATED                                                                         714,107
    34,400  CITIGROUP INCORPORATED                                                                                   1,393,200
    13,100  FIFTH THIRD BANCORP                                                                                        805,388
    14,600  GOLDEN WEST FINANCIAL CORPORATION                                                                          848,260
     9,800  J P MORGAN CHASE & COMPANY                                                                                 334,670
    29,500  KEYCORP                                                                                                    712,130
    11,600  NATIONAL COMMERCE FINANCIAL CORPORATION                                                                    302,760
    24,900  WACHOVIA CORPORATION                                                                                       771,900
    22,200  WASHINGTON MUTUAL INCORPORATED                                                                             854,256
    18,700  WELLS FARGO & COMPANY#                                                                                     831,215

                                                                                                                     9,293,251
                                                                                                                --------------

                                       96

SHARES      SECURITY NAME                                                                                           VALUE

EATING & DRINKING PLACES - 1.16%
    20,200  TRICON GLOBAL RESTAURANTS INCORPORATED+                                                             $      792,244
                                                                                                                --------------
ELECTRIC, GAS & SANITARY SERVICES - 8.21%
    17,700  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                               765,171
    34,900  CALPINE CORPORATION+                                                                                       796,069
    13,000  DOMINION RESOURCES INCORPORATED                                                                            771,550
    23,800  DUKE ENERGY CORPORATION                                                                                    900,830
    24,700  DYNEGY INCORPORATED                                                                                        855,855
    25,400  WASTE MANAGEMENT INCORPORATED                                                                              679,196
    29,300  XCEL ENERGY INCORPORATED                                                                                   824,795

                                                                                                                     5,593,466
                                                                                                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 3.44%
    22,200  GEMSTAR-TV GUIDE INTERNATIONAL INCORPORATED+                                                               437,562
    51,300  GENERAL ELECTRIC COMPANY                                                                                 1,908,360

                                                                                                                     2,345,922
                                                                                                                --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 1.23%
    13,600  QUEST DIAGNOSTICS INCORPORATED+                                                                            839,120
                                                                                                                --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.25%
    19,500  LOCKHEED MARTIN CORPORATION                                                                                853,125
                                                                                                                --------------
FOOD & KINDRED PRODUCTS - 3.05%
    19,300  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                      808,284
    26,200  PEPSICO INCORPORATED                                                                                     1,270,700

                                                                                                                     2,078,984
                                                                                                                --------------
FOOD STORES - 2.60%
    26,100  ALBERTSON'S INCORPORATED                                                                                   832,068
    38,000  KROGER COMPANY+                                                                                            936,320

                                                                                                                     1,768,388
                                                                                                                --------------
GENERAL MERCHANDISE STORES - 2.07%
    21,700  TARGET CORPORATION                                                                                         689,192
    22,000  TJX COMPANIES INCORPORATED                                                                                 723,800

                                                                                                                     1,412,992
                                                                                                                --------------
HEALTH SERVICES - 5.05%
    23,400  HCA THE HEALTHCARE COMPANY INCORPORATED                                                                  1,036,854
    11,600  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                                937,860
    24,600  TENET HEALTHCARE CORPORATION+                                                                            1,467,390

                                                                                                                     3,442,104
                                                                                                                --------------

                                       97

SHARES      SECURITY NAME                                                                                           VALUE

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.08%
    16,200  BEST BUY COMPANY INCORPORATED+                                                                      $      736,290
                                                                                                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.00%
     7,400  IBM CORPORATION                                                                                            683,020
                                                                                                                --------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.83%
    13,500  AON CORPORATION                                                                                            567,000
                                                                                                                --------------
INSURANCE CARRIERS - 7.35%
    28,700  AFLAC INCORPORATED                                                                                         774,900
    19,600  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                1,528,800
    11,800  HARTFORD FINANCIAL SERVICES GROUP                                                                          693,132
    11,800  MGIC INVESTMENT CORPORATION                                                                                771,012
    10,700  UNITEDHEALTH GROUP INCORPORATED                                                                            711,550
     4,800  WELLPOINT HEALTH NETWORKS INCORPORATED+                                                                    523,920

                                                                                                                     5,003,314
                                                                                                                --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.48%
    10,400  ALLERGAN INCORPORATED                                                                                      689,520
    18,100  BAXTER INTERNATIONAL INCORPORATED                                                                          996,405

                                                                                                                     1,685,925
                                                                                                                --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.77%
    11,500  TYCO INTERNATIONAL LIMITED                                                                                 523,250
                                                                                                                --------------
MISCELLANEOUS RETAIL - 0.52%
    10,700  CVS CORPORATION                                                                                            355,240
                                                                                                                --------------
NONDEPOSITORY CREDIT INSTITUTIONS - 3.63%
    12,900  FEDERAL HOME LOAN MORTGAGE CORPORATION                                                                     838,500
    10,600  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                                      848,636
     9,500  USA EDUCATION INCORPORATED                                                                                 787,645

                                                                                                                     2,474,781
                                                                                                                --------------
PERSONAL SERVICES - 1.14%
    20,100  H&R BLOCK INCORPORATED                                                                                     775,056
                                                                                                                --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 2.74%
    27,500  EXXON MOBIL CORPORATION                                                                                  1,083,500
    15,500  ROYAL DUTCH PETROLEUM COMPANY                                                                              778,875

                                                                                                                     1,862,375
                                                                                                                --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.17%
    13,700  MCGRAW-HILL COMPANIES INCORPORATED                                                                         797,340
                                                                                                                --------------

                                       98

SHARES      SECURITY NAME                                                                                           VALUE

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.82%
     9,800  LEHMAN BROTHERS HOLDING INCORPORATED                                                                $      557,130
                                                                                                                --------------
TOBACCO PRODUCTS - 1.32%
    18,600  PHILIP MORRIS COMPANIES INCORPORATED                                                                       898,194
                                                                                                                --------------
TRANSPORTATION EQUIPMENT - 2.43%
     9,500  GENERAL DYNAMICS CORPORATION                                                                               839,040
    20,200  HARLEY-DAVIDSON INCORPORATED                                                                               818,100

                                                                                                                     1,657,140
                                                                                                                --------------
WHOLESALE TRADE - DURABLE GOODS - 1.57%
    19,300  JOHNSON & JOHNSON                                                                                        1,069,220
                                                                                                                --------------
WHOLESALE TRADE - NONDURABLE GOODS - 4.62%
     9,500  CARDINAL HEALTH INCORPORATED                                                                               702,525
    22,100  MCKESSON CORPORATION                                                                                       835,159
    17,400  SAFEWAY INCORPORATED+                                                                                      691,128
    35,900  SYSCO CORPORATION                                                                                          916,886

                                                                                                                     3,145,698
                                                                                                                --------------
TOTAL COMMON STOCK (COST $67,240,953)                                                                               63,607,629
                                                                                                                --------------
REAL ESTATE INVESTMENT TRUST - 3.80%
    27,000  EQUITY OFFICE PROPERTIES TRUST                                                                             864,000
    15,200  EQUITY RESIDENTIAL PROPERTIES TRUST                                                                        887,680
    21,000  VORNADO REALTY TRUST                                                                                       833,700
TOTAL REAL ESTATE INVESTMENT TRUST (COST $2,588,313)                                                                 2,585,380
                                                                                                                --------------

PRINCIPAL                                                                                      INTEREST MATURITY
                                                                                                 RATE     DATE
SHORT TERM INVESTMENTS - 2.96%

US TREASURY BILLS - 0.00%

$    1,000  US TREASURY BILLS                                                                   3.36%^  11/29/01           996
                                                                                                                --------------
REPURCHASE AGREEMENTS - 2.96%
 2,018,701  BANKAMERICA NT & SA - 102% COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                                                               3.40     10/1/01     2,018,701
                                                                                                                --------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,019,696)                                                                       2,019,697
                                                                                                                --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $71,848,962)*                            100.14%                                                          $   68,212,706
OTHER ASSETS AND LIABILITIES, NET               (0.14)                                                                 (98,071)
                                               ------                                                           --------------
TOTAL NET ASSETS                               100.00%                                                          $   68,114,635
                                               ------                                                           --------------

^  YIELD TO MATURITY.
+  NON-INCOME PRODUCING SECURITIES.
#  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $870,907.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                  $   783,099
   GROSS UNREALIZED DEPRECIATION                                   (4,419,355)
                                                                  -----------
   NET UNREALIZED DEPRECIATION                                    $(3,636,256)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LARGE COMPANY GROWTH PORTFOLIO

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCK - 96.34%

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 7.03%
    421,300  FASTENAL COMPANY                                                                                   $   24,005,674
  3,619,917  HOME DEPOT INCORPORATED                                                                               138,896,215

                                                                                                                   162,901,889
                                                                                                                --------------
BUSINESS SERVICES - 27.50%
  1,695,000  AOL TIME WARNER INCORPORATED+                                                                          56,104,500
    867,400  AUTOMATIC DATA PROCESSING INCORPORATED                                                                 40,802,496
    636,600  CONCORD EFS INCORPORATED+                                                                              31,161,570
  1,098,400  DST SYSTEMS INCORPORATED+                                                                              47,505,800
  1,795,600  FIRST DATA CORPORATION                                                                                104,611,656
  1,884,468  FISERV INCORPORATED+                                                                                   64,279,204
  4,044,400  IMS HEALTH INCORPORATED                                                                               101,312,220
  2,951,160  MICROSOFT CORPORATION+                                                                                151,010,857
  1,455,400  SUNGARD DATA SYSTEMS INCORPORATED+                                                                     34,012,698
    333,100  VERITAS SOFTWARE CORPORATION+                                                                           6,142,364

                                                                                                                   636,943,365
                                                                                                                --------------
CHEMICALS & ALLIED PRODUCTS - 7.63%
    433,700  MERCK & COMPANY INCORPORATED                                                                           28,884,420
  3,683,375  PFIZER INCORPORATED                                                                                   147,703,338

                                                                                                                   176,587,758
                                                                                                                --------------
DEPOSITORY INSTITUTIONS - 2.00%
  1,016,600  STATE STREET CORPORATION                                                                               46,255,300
                                                                                                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.87%
  4,843,900  INTEL CORPORATION                                                                                      98,767,121
  1,010,600  JDS UNIPHASE CORPORATION+                                                                               6,386,992
  3,443,200  NOKIA CORPORATION ADR                                                                                  53,886,080

                                                                                                                   159,040,193
                                                                                                                --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 3.79%
  2,788,410  PAYCHEX INCORPORATED                                                                                   87,862,799
                                                                                                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.31%
  5,098,000  CISCO SYSTEMS INCORPORATED+                                                                            62,093,640
  2,760,200  EMC CORPORATION+                                                                                       32,432,350
  4,421,000  SOLECTRON CORPORATION+                                                                                 51,504,650

                                                                                                                   146,030,640
                                                                                                                --------------
INSURANCE CARRIERS - 5.92%
  1,756,216  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             136,984,848
                                                                                                                --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.02%
  3,203,800  MEDTRONIC INCORPORATED                                                                                139,365,300
                                                                                                                --------------

                                       100

SHARES       SECURITY NAME                                                                                           VALUE
MISCELLANEOUS RETAIL - 4.94%
  3,217,000  COSTCO WHOLESALE CORPORATION+                                                                      $  114,396,520
                                                                                                                --------------
OIL & GAS EXTRACTION - 0.97%
    823,200  ENRON CORPORATION                                                                                      22,415,736
                                                                                                                --------------
PERSONAL SERVICES - 2.66%
  1,528,050  CINTAS CORPORATION                                                                                     61,580,415
                                                                                                                --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 11.25%
  7,240,786  CHARLES SCHWAB CORPORATION                                                                             83,269,051
  1,641,350  GOLDMAN SACHS GROUP INCORPORATED                                                                      117,110,323
    542,800  MORGAN STANLEY DEAN WITTER & COMPANY                                                                   25,158,780
  1,196,000  T ROWE PRICE GROUP INCORPORATED                                                                        35,042,800

                                                                                                                   260,580,954
                                                                                                                --------------
WHOLESALE TRADE - NONDURABLE GOODS - 3.45%
  1,081,400  CARDINAL HEALTH INCORPORATED                                                                           79,969,530
                                                                                                                --------------
TOTAL COMMON STOCK (COST $2,249,389,483)                                                                         2,230,915,247
                                                                                                                --------------
WARRANTS - 0.00%
      1,286  ACCLAIM ENTERTAINMENT INCORPORATED                                                                              0
      2,954  PER-SE TECHNOLOGIES INCORPORATED                                                                              147

TOTAL WARRANTS (COST $0)                                                                                                   147
                                                                                                                --------------
SHORT-TERM INVESTMENTS - 3.70%

REPURCHASE AGREEMENTS - 3.70%

PRINCIPAL                                                                                  INTEREST MATURITY
                                                                                             RATE     DATE
$85,631,378  BANKAMERICA NT & SA - 102% COLLATERALIZED BY US
             GOVERNMENT SECURITIES                                                          3.40%    10/1/01        85,631,378


TOTAL SHORT-TERM INVESTMENTS (COST $85,631,378)                                                                     85,631,378
                                                                                                                --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,335,020,861)*                         100.04%                                                          $2,316,546,772
OTHER ASSETS AND LIABILITIES, NET               (0.04)                                                                (923,590)
                                               ------                                                           --------------
TOTAL NET ASSETS                               100.00%                                                          $2,315,623,182
                                               ------                                                           --------------

+  NON-INCOME PRODUCING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $2,337,002,941 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                $ 560,870,501
   GROSS UNREALIZED DEPRECIATION                                 (581,326,670)
                                                                -------------
   NET UNREALIZED DEPRECIATION                                  $ (20,456,169)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SMALL CAP INDEX PORTFOLIO

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCK - 91.83%
AGRICULTURAL PRODUCTION-CROPS - 0.19%
     16,600  DELTA & PINE LAND COMPANY                                                                         $       281,868
                                                                                                               ---------------

AMUSEMENT & RECREATION SERVICES - 0.78%
      6,400  ANCHOR GAMING+                                                                                            265,600
     12,372  ARGOSY GAMING COMPANY+                                                                                    324,146
     12,400  BALLY TOTAL FITNESS HOLDING CORPORATION+                                                                  251,844
     11,200  PINNACLE ENTERTAINMENT INCORPORATED+                                                                       66,640
     13,700  WMS INDUSTRIES INCORPORATED+                                                                              239,613

                                                                                                                     1,147,843
                                                                                                               ---------------

APPAREL & ACCESSORY STORES - 1.69%
     12,400  ANNTAYLOR STORES CORPORATION+                                                                             271,808
      5,700  ASHWORTH INCORPORATED+                                                                                     32,718
     19,000  BURLINGTON COAT FACTORY WAREHOUSE                                                                         267,900
     10,700  CATO CORPORATION                                                                                          160,072
     11,500  CHICO'S FAS INCORPORATED+                                                                                 270,825
      7,000  CHRISTOPHER & BANKS CORPORATION+                                                                          210,770
      7,900  DRESS BARN INCORPORATED+                                                                                  176,170
      5,500  FACTORY 2-U STORES INCORPORATED+                                                                           77,000
      8,600  FOOTSTAR INCORPORATED+                                                                                    297,560
     13,900  GOODY'S FAMILY CLOTHING INCORPORATED+                                                                      42,395
     11,100  GYMBOREE CORPORATION+                                                                                      74,370
      8,700  HOT TOPIC INCORPORATED+                                                                                   218,370
     14,000  PACIFIC SUNWEAR OF CALIFORNIA INCORPORATED+                                                               192,500
      9,300  WET SEAL INCORPORATED+                                                                                    171,213

                                                                                                                     2,463,671
                                                                                                               ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.52%
      2,800  HAGGAR CORPORATION                                                                                         31,640
      9,800  KELLWOOD COMPANY                                                                                          181,300
     14,200  NAUTICA ENTERPRISES INCORPORATED+                                                                         168,128
      5,300  OSHKOSH B'GOSH INCORPORATED                                                                               137,800
     11,800  PHILLIPS-VAN HEUSEN CORPORATION                                                                           116,820
      9,800  QUIKSILVER INCORPORATED+                                                                                  121,030

                                                                                                                       756,718
                                                                                                               ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.96%
     23,800  COPART INCORPORATED+                                                                                      666,638
      7,200  DISCOUNT AUTO PARTS INCORPORATED+                                                                          99,360
     22,200  O'REILLY AUTOMOTIVE INCORPORATED+                                                                         636,030

                                                                                                                     1,402,028
                                                                                                               ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.19%
     15,400  CENTRAL PARKING CORPORATION                                                                               215,446
      6,400  MIDAS INCORPORATED                                                                                         63,360

                                                                                                                       278,806
                                                                                                               ---------------

                                       102

SMALL CAP INDEX PORTFOLIO

SHARES       SECURITY NAME                                                                                             VALUE
BUILDING CONSTRUCTION - GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.67%
     32,500  D R HORTON INCORPORATED                                                                           $       677,950
     10,400  MDC HOLDINGS INCORPORATED                                                                                 288,288
      3,500  NVR INCORPORATED+                                                                                         491,785
      5,800  RYLAND GROUP INCORPORATED                                                                                 276,602
     13,000  STANDARD PACIFIC CORPORATION                                                                              253,630
     15,700  TOLL BROTHERS INCORPORATED+                                                                               465,819

                                                                                                                     2,454,074
                                                                                                               ---------------

BUSINESS SERVICES - 6.17%
      8,600  AARON RENTS INCORPORATED                                                                                  133,300
     10,200  ABM INDUSTRIES INCORPORATED                                                                               263,262
     11,800  ADMINISTAFF INCORPORATED+                                                                                 306,800
      8,800  ADVO INCORPORATED+                                                                                        299,200
     17,900  AMERICAN MANAGEMENT SYSTEMS INCORPORATED+                                                                 214,979
     10,400  ANALYSTS INTERNATIONAL CORPORATION                                                                         31,720
     12,500  ARBITRON INCORPORATED+                                                                                    327,000
     13,200  ASPEN TECHNOLOGY INCORPORATED+                                                                            132,000
     16,100  AVANT! CORPORATION+                                                                                        47,656
      9,100  BARRA INCORPORATED+                                                                                       382,382
      5,200  BROOKTROUT INCORPORATED+                                                                                   17,108
     13,900  CAPTARIS INCORPORATED+                                                                                     29,051
      9,400  CARREKER CORPORATION+                                                                                      71,346
     15,000  CERNER CORPORATION+                                                                                       742,500
     24,500  CIBER INCORPORATED+                                                                                       154,350
     18,700  COGNEX CORPORATION+                                                                                       366,894
      9,000  COMPUTER TASK GROUP INCORPORATED+                                                                          18,000
     17,000  DENDRITE INTERNATIONAL INCORPORATED+                                                                      134,980
     10,300  EPRESENCE INCORPORATED+                                                                                    31,827
     14,200  FACTSET RESEARCH SYSTEMS INCORPORATED                                                                     344,492
      9,500  FAIR ISAAC AND COMPANY INCORPORATED                                                                       448,685
     15,200  FILENET CORPORATION+                                                                                      153,064
      9,500  GERBER SCIENTIFIC INCORPORATED                                                                             99,750
      5,700  HALL KINION & ASSOCIATES INCORPORATED+                                                                     27,645
      8,300  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+                                                          118,441
     14,900  HNC SOFTWARE INCORPORATED+                                                                                278,630
     13,900  HYPERION SOLUTIONS CORPORATION+                                                                           185,704
     12,500  INFORMATION RESOURCES INCORPORATED+                                                                        79,375
      5,000  INSURANCE AUTO AUCTIONS INCORPORATED+                                                                      67,500
      5,400  KRONOS INCORPORATED+                                                                                      221,670
     17,400  LABOR READY INCORPORATED+                                                                                  55,506
      6,300  MAPINFO CORPORATION+                                                                                       45,990
      6,600  MEMBERWORKS INCORPORATED+                                                                                 135,762
     16,200  MIDWAY GAMES INCORPORATED+                                                                                196,182
      9,500  MRO SOFTWARE INCORPORATED+                                                                                 96,900
     14,400  NATIONAL DATA CORPORATION                                                                                 518,400
      9,400  NETWORK EQUIPMENT TECHNOLOGIES INCORPORATED+                                                               28,200

                                       103

SHARES       SECURITY NAME                                                                                             VALUE
      9,800  ON ASSIGNMENT INCORPORATED+                                                                       $       157,584
      8,200  PC-TEL INCORPORATED+                                                                                       61,500
     13,700  PENTON MEDIA INCORPORATED                                                                                  48,635
     10,800  PHOENIX TECHNOLOGIES LIMITED+                                                                             108,324
     15,200  PROGRESS SOFTWARE CORPORATION+                                                                            212,648
      6,700  QRS CORPORATION+                                                                                           56,280
     11,900  RADIANT SYSTEMS INCORPORATED+                                                                             121,380
      7,400  RADISYS CORPORATION+                                                                                       88,800
      7,001  ROXIO INCORPORATED+                                                                                       106,415
     35,100  SONICBLUE INCORPORATED+                                                                                    38,259
     25,100  SPHERION CORPORATION+                                                                                     180,720
      5,900  SPSS INCORPORATED+                                                                                        101,539
      6,000  STARTEK INCORPORATED+                                                                                     104,940
     14,100  SYSTEMS & COMPUTER TECHNOLOGY CORPORATION+                                                                126,900
     14,671  TAKE-TWO INTERACTIVE SOFTWARE+                                                                            103,724
      9,200  THQ INCORPORATED+                                                                                         396,980
     14,900  VERITY INCORPORATED+                                                                                      150,490
      6,500  VOLT INFORMATION SCIENCES INCORPORATED+                                                                    77,870

                                                                                                                     9,049,239
                                                                                                               ---------------

CHEMICALS & ALLIED PRODUCTS - 4.03%
     27,600  ADVANCED TISSUE SCIENCES INCORPORATED+                                                                     97,980
     17,300  ALPHARMA INCORPORATED                                                                                     498,240
      9,500  ARCH CHEMICALS INCORPORATED                                                                               209,950
      8,700  ARQULE INCORPORATED+                                                                                       90,915
      9,800  BRADY CORPORATION                                                                                         292,040
     11,000  CAMBREX CORPORATION                                                                                       368,830
      6,100  CHEMFIRST INCORPORATED                                                                                    123,098
     13,600  GEORGIA GULF CORPORATION                                                                                  218,552
     14,100  IDEXX LABORATORIES INCORPORATED+                                                                          329,517
     13,500  MACDERMID INCORPORATED                                                                                    171,990
     13,000  MEDICIS PHARMACEUTICAL CORPORATION+                                                                       649,740
      9,000  MGI PHARMA INCORPORATED+                                                                                  120,330
     11,200  MISSISSIPPI CHEMICAL CORPORATION                                                                           30,800
      7,000  NATURES SUNSHINE PRODUCT INCORPORATED                                                                      80,150
     28,100  NBTY INCORPORATED+                                                                                        369,796
      9,600  NOVEN PHARMACEUTICALS INCORPORATED+                                                                       173,760
     10,300  OM GROUP INCORPORATED                                                                                     566,500
     17,000  OMNOVA SOLUTIONS INCORPORATED                                                                             106,250
     10,600  PAREXEL INTERNATIONAL CORPORATION+                                                                        120,204
      3,200  PENFORD CORPORATION                                                                                        33,600
     40,400  POLYONE CORPORATION                                                                                       315,120
      3,900  QUAKER CHEMICAL CORPORATION                                                                                70,785
     12,300  SCOTTS COMPANY+                                                                                           419,430
      7,200  SURMODICS INCORPORATED+                                                                                   287,640
     13,700  WELLMAN INCORPORATED                                                                                      158,235

                                                                                                                     5,903,452
                                                                                                               ---------------

                                       104

SHARES       SECURITY NAME                                                                                             VALUE

COMMUNICATIONS - 1.09%
     15,400  ANIXTER INTERNATIONAL INCORPORATED+                                                               $       381,612
      9,700  AUDIOVOX CORPORATION+                                                                                      88,658
      7,300  BOSTON COMMUNICATIONS GROUP INCORPORATED+                                                                  81,760
     24,000  BRIGHTPOINT INCORPORATED+                                                                                  74,400
     22,800  GENERAL COMMUNICATIONS INCORPORATED+                                                                      275,880
     15,600  GLOBAL PAYMENTS INCORPORATED                                                                              458,640
     10,350  METRO ONE TELECOMMUNICATIONS INCORPORATED+                                                                240,120

                                                                                                                     1,601,070
                                                                                                               ---------------

CONSTRUCTION-SPECIAL TRADE CONTRACTORS - 0.32%
     12,100  APOGEE ENTERPRISES INCORPORATED                                                                           156,090
      4,200  CHEMED CORPORATION                                                                                        120,960
     11,500  INSITUFORM TECHNOLOGIES - CLASS A+                                                                        196,075

                                                                                                                       473,125
                                                                                                               ---------------

DEPOSITORY INSTITUTIONS - 8.02%
     10,000  AMERICAN FINANCIAL HOLDINGS INCORPORATED                                                                  245,500
      9,900  ANCHOR BANCORP WISCONSIN INCORPORATED                                                                     164,340
     13,875  CHITTENDEN CORPORATION                                                                                    352,425
     13,900  COMMERCE BANCORP INCORPORATED                                                                             945,200
     22,100  COMMERCIAL FEDERAL CORPORATION                                                                            536,367
     17,700  COMMUNITY FIRST BANKSHARES INCORPORATED                                                                   425,154
     22,200  CULLEN/FROST BANKERS INCORPORATED                                                                         598,290
      7,314  DIME COMMUNITY BANCSHARES                                                                                 185,190
     12,100  DOWNEY FINANCIAL CORPORATION                                                                              533,973
      9,900  EAST WEST BANCORP INCORPORATED                                                                            231,561
     11,400  FIRST BANCORP                                                                                             294,804
     17,500  FIRST MIDWEST BANCORP INCORPORATED                                                                        591,150
      5,851  FIRST REPUBLIC BANK+                                                                                      134,280
      7,400  FIRSTFED FINANCIAL CORPORATION+                                                                           192,400
      5,000  GBC BANCORP                                                                                               156,100
     20,200  HUDSON UNITED BANCORP                                                                                     560,348
      9,700  MAF BANCORP INCORPORATED                                                                                  278,002
     45,303  NEW YORK COMMUNITY BANCORP INCORPORATED                                                                 1,051,483
     11,000  PROVIDENT BANKSHARES CORPORATION                                                                          227,700
     12,200  RIGGS NATIONAL CORPORATION                                                                                189,100
     18,300  SOUTH FINANCIAL GROUP INCORPORATED                                                                        289,872
     14,100  SOUTHWEST BANCORP OF TEXAS INCORPORATED+                                                                  419,475
     14,300  STATEN ISLAND BANCORP INCORPORATED                                                                        352,495
     18,133  STERLING BANCSHARES INCORPORATED                                                                          239,718
     16,900  SUSQUEHANNA BANCSHARES INCORPORATED                                                                       376,025
     26,700  TRUSTCO BANK CORPORATION NY                                                                               366,858
      8,100  UCBH HOLDINGS INCORPORATED                                                                                236,358
     17,900  UNITED BANKSHARES INCORPORATED                                                                            483,300
     24,800  WASHINGTON FEDERAL INCORPORATED                                                                           621,240
     11,300  WHITNEY HOLDING CORPORATION                                                                               485,900

                                                                                                                    11,764,608
                                                                                                               ---------------

                                       105

SHARES       SECURITY NAME                                                                                             VALUE

 EATING & DRINKING PLACES - 2.85%
     15,900  APPLEBEE'S INTERNATIONAL INCORPORATED                                                             $       469,050
     11,900  CEC ENTERTAINMENT INCORPORATED+                                                                           405,790
     20,400  CHEESECAKE FACTORY+                                                                                       488,580
      8,700  IHOP CORPORATION+                                                                                         227,940
     16,700  JACK IN THE BOX INCORPORATED+                                                                             467,600
      9,300  LANDRY'S RESTAURANTS INCORPORATED                                                                         137,640
     10,325  LONE STAR STEAKHOUSE & SALOON                                                                             111,510
      9,600  LUBY'S INCORPORATED                                                                                        68,640
      7,900  O'CHARLEYS INCORPORATED+                                                                                  135,485
      5,100  P F CHANG'S CHINA BISTRO INCORPORATED+                                                                    183,192
      9,200  RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                                              142,968
     27,600  RUBY TUESDAY INCORPORATED                                                                                 433,320
     13,100  RYAN'S FAMILY STEAK HOUSES INCORPORATED+                                                                  224,272
     11,400  SONIC CORPORATION+                                                                                        345,648
     12,400  STEAK N SHAKE COMPANY+                                                                                    122,760
      9,600  TRIARC COMPANIES INCORPORATED+                                                                            221,760

                                                                                                                     4,186,155
                                                                                                               ---------------

EDUCATIONAL SERVICES - 0.43%
      9,100  CORINTHIAN COLLEGES INCORPORATED+                                                                         306,761
     10,200  ITT EDUCATIONAL SERVICES INCORPORATED+                                                                    326,400

                                                                                                                       633,161
                                                                                                               ---------------

ELECTRIC, GAS & SANITARY SERVICES - 4.21%
      4,300  AMERICAN STATES WATER COMPANIES                                                                           159,100
     17,400  ATMOS ENERGY CORPORATION                                                                                  375,840
     20,400  AVISTA CORPORATION                                                                                        277,440
      3,200  BANGOR HYDRO-ELECTRIC COMPANY                                                                              85,216
      4,800  CASCADE NATURAL GAS CORPORATION                                                                           103,680
      5,000  CENTRAL VERMONT PUBLIC SERVICE                                                                             87,450
      7,000  CH ENERGY GROUP INCORPORATED                                                                              284,200
     13,300  ENERGEN CORPORATION                                                                                       299,250
      2,400  GREEN MOUNTAIN POWER CORPORATION                                                                           39,600
      8,100  LACLEDE GAS COMPANY+                                                                                      194,400
      7,600  NEW JERSEY RESOURCES                                                                                      335,996
     10,800  NORTHWEST NATURAL GAS COMPANY                                                                             252,612
     10,200  NORTHWESTERN CORPORATION                                                                                  224,400
      5,900  NUI CORPORATION                                                                                           120,537
     23,300  PHILADELPHIA SUBURBAN CORPORATION                                                                         611,858
     13,800  PIEDMONT NATURAL GAS COMPANY                                                                              429,732
     14,900  RGS ENERGY GROUP INCORPORATED                                                                             576,630
     22,995  SOUTHERN UNION COMPANY+                                                                                   481,285
     13,700  SOUTHWEST GAS CORPORATION                                                                                 290,440
     10,800  SOUTHWESTERN ENERGY COMPANY+                                                                              127,980
     11,700  UGI CORPORATION                                                                                           317,070
      6,200  UIL HOLDINGS CORPORATION                                                                                  295,678
     14,300  UNISOURCE ENERGY CORPORATION                                                                              200,200

                                                                                                                     6,170,594
                                                                                                               ---------------

                                       106

SHARES       SECURITY NAME                                                                                             VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.05%
     10,200  ACTEL CORPORATION+                                                                                $       181,152
     42,400  ADAPTEC INCORPORATED+                                                                                     333,264
     25,600  AEROFLEX INCORPORATED+                                                                                    281,600
     12,100  ALLEN TELECOM INCORPORATED+                                                                               105,270
     18,400  ALLIANCE SEMICONDUCTOR CORPORATION+                                                                       132,112
     18,700  ALPHA INDUSTRIES INCORPORATED+                                                                            362,219
      9,900  APPLICA INCORPORATED+                                                                                      83,655
     16,400  ARTESYN TECHNOLOGIES INCORPORATED+                                                                         89,216
     22,200  ASPECT COMMUNICATIONS CORPORATION+                                                                         39,738
      6,000  ASTROPOWER INCORPORATED+                                                                                  207,060
     13,000  ATMI INCORPORATED+                                                                                        200,850
      9,700  AWARE INCORPORATED+                                                                                        38,218
      9,500  AXT INCORPORATED+                                                                                         100,700
     14,600  BALDOR ELECTRIC COMPANY                                                                                   289,810
      4,600  BEL FUSE INCORPORATED                                                                                      89,424
      8,400  BENCHMARK ELECTRONICS INCORPORATED+                                                                       138,768
     11,800  BMC INDUSTRIES INCORPORATED                                                                                24,072
     11,200  C & D TECHNOLOGIES INCORPORATED                                                                           206,080
     13,900  C-COR.NET CORPORATION+                                                                                     95,215
     18,800  CABLE DESIGN TECHNOLOGIES+                                                                                222,780
      4,900  CACI INTERNATIONAL INCORPORATED+                                                                          267,834
      5,600  CATAPULT COMMUNICATIONS CORPORATION+                                                                       77,056
     13,100  CHECKPOINT SYSTEMS INCORPORATED+                                                                          143,183
      7,200  CONCORD COMMUNICATIONS INCORPORATED+                                                                       64,080
     12,000  CTS CORPORATION                                                                                           177,240
     13,100  CYMER INCORPORATED+                                                                                       219,425
      5,500  DAVOX CORPORATION+                                                                                         43,725
      9,500  DIONEX CORPORATION+                                                                                       239,590
     31,700  DMC STRATEX NETWORKS INCORPORATED+                                                                        163,572
      7,700  DUPONT PHOTOMASKS INCORPORATED+                                                                           213,906
      9,700  ELANTEC SEMICONDUCTOR INCORPORATED+                                                                       222,615
     11,600  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                               254,620
     18,400  ESS TECHNOLOGY INCORPORATED+                                                                              188,048
     16,736  EXAR CORPORATION+                                                                                         289,533
     16,300  GENERAL SEMICONDUCTOR INCORPORATED+                                                                       156,480
     13,800  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                              462,300
     25,100  HARMONIC INCORPORATED+                                                                                    203,310
      9,700  HELIX TECHNOLOGY CORPORATION                                                                              157,528
     10,800  HUTCHINSON TECHNOLOGY INCORPORATED+                                                                       192,240
      6,500  INNOVEX INCORPORATED+                                                                                       9,035
     10,600  INTER-TEL INCORPORATED                                                                                    121,476
     15,400  INTERNATIONAL FIBERCOM INCORPORATED+                                                                       18,480
     14,300  INTERVOICE-BRITE INCORPORATED+                                                                            148,434
      6,700  ITRON INCORPORATED+                                                                                       154,234
      9,800  MAGNETEK INCORPORATED+                                                                                     89,964
      9,400  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                    352,970

                                       107

SHARES       SECURITY NAME                                                                                             VALUE

     15,400  METHODE ELECTRONICS INCORPORATED                                                                  $       116,270
     12,000  MICROSEMI CORPORATION+                                                                                    312,600
      3,000  NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                    80,700
      8,300  PARK ELECTROCHEMICAL CORPORATION                                                                          180,525
     10,800  PERICOM SEMICONDUCTOR CORPORATION+                                                                        150,120
     12,800  PHOTRONICS INCORPORATED+                                                                                  236,160
     11,900  POWER INTEGRATIONS INCORPORATED+                                                                          216,818
     11,600  PROXIM INCORPORATED+                                                                                      113,100
     51,200  READ-RITE CORPORATION+                                                                                    151,040
      6,700  ROGERS CORPORATION+                                                                                       188,337
      6,000  ROYAL APPLIANCE MANUFACTURING COMPANY+                                                                     27,300
      4,900  SALTON INCORPORATED+                                                                                       41,944
      6,100  SBS TECHNOLOGIES INCORPORATED+                                                                             68,076
     15,000  SLI INCORPORATED                                                                                           38,850
     13,000  SPEEDFAM INTERNATIONAL INCORPORATED+                                                                       14,300
      6,900  STANDARD MICROSYSTEMS CORPORATION+                                                                         64,722
     27,600  STRATOS LIGHTWAVE INCORPORATED+                                                                            95,220
      5,300  SUPERTEX INCORPORATED+                                                                                     80,772
     10,200  SYMMETRICOM INCORPORATED+                                                                                  55,488
     14,500  TECHNITROL INCORPORATED                                                                                   323,350
     13,600  TELEDYNE TECHNOLOGIES INCORPORATED+                                                                       216,920
      6,500  THOMAS INDUSTRIES INCORPORATED                                                                            140,075
      9,200  THREE-FIVE SYSTEMS INCORPORATED+                                                                          146,648
     19,575  VALENCE TECHNOLOGY INCORPORATED+                                                                           69,296
     13,900  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                   359,315
      9,500  VIASAT INCORPORATED+                                                                                      169,480
     18,200  VICOR CORPORATION+                                                                                        256,802
      7,300  ZIXIT CORPORATION+                                                                                         35,186

                                                                                                                    11,801,495
                                                                                                               ---------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.97%
     24,600  BIO-TECHNOLOGY GENERAL CORPORATION+                                                                       184,008
      8,200  CDI CORPORATION+                                                                                          131,610
     21,300  CEPHALON INCORPORATED+                                                                                  1,062,444
      8,500  FRANKLIN COVEY COMPANY+                                                                                    26,775
      7,100  FYI INCORPORATED+                                                                                         266,392
      9,600  KROLL INCORPORATED+                                                                                       109,344
      9,200  MAXIMUS INCORPORATED+                                                                                     365,516
     14,800  ORGANOGENESIS INCORPORATED+                                                                                86,580
     22,200  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+                                                          650,238
     20,400  PROFIT RECOVERY GROUP INTERNATIONAL INCORPORATED+                                                         199,512
     18,700  REGENERON PHARMACEUTICALS INCORPORATED+                                                                   415,888
     17,500  TETRA TECH INCORPORATED+                                                                                  386,750
      7,300  URS CORPORATION+                                                                                          167,900
     40,600  US ONCOLOGY INCORPORATED+                                                                                 302,470

                                                                                                                     4,355,427
                                                                                                               ---------------

                                       108

SHARES       SECURITY NAME                                                                                             VALUE

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.67%
      9,000  ALLIANT TECHSYSTEMS INCORPORATED+                                                                 $       770,400
     15,400  APTARGROUP INCORPORATED                                                                                   489,720
      2,700  BUTLER MANUFACTURING COMPANY                                                                               58,590
     14,080  GRIFFON CORPORATION+                                                                                      171,776
      6,300  MATERIAL SCIENCES CORPORATION+                                                                             52,290
     17,700  SHAW GROUP INCORPORATED+                                                                                  498,609
     11,600  STURM RUGER & COMPANY INCORPORATED                                                                        120,408
     19,000  TOWER AUTOMOTIVE INCORPORATED+                                                                            136,230
     11,400  WATTS INDUSTRIES INCORPORATED                                                                             149,340

                                                                                                                     2,447,363
                                                                                                               ---------------

FOOD & KINDRED PRODUCTS - 2.00%
      7,500  AMERICAN ITALIAN PASTA COMPANY+                                                                           324,375
      3,800  COCA-COLA BOTTLING COMPANY                                                                                143,450
     18,100  CONSTELLATION BRANDS INCORPORATED+                                                                        754,046
     15,200  CORN PRODUCTS INTERNATIONAL INCORPORATED                                                                  436,696
      3,700  J & J SNACK FOODS CORPORATION+                                                                             69,375
     12,900  RALCORP HOLDINGS INCORPORATED+                                                                            251,034
     45,600  SMITHFIELD FOODS INCORPORATED+                                                                            959,880

                                                                                                                     2,938,856
                                                                                                               ---------------

FOOD STORES - 0.80%
     16,500  GREAT ATLANTIC & PACIFIC TEA COMPANY                                                                      236,115
      6,000  PANERA BREAD COMPANY CLASS A+                                                                             209,940
     23,000  WHOLE FOODS MARKET INCORPORATED+                                                                          722,430

                                                                                                                     1,168,485
                                                                                                               ---------------

FURNITURE & FIXTURES - 0.71%
      5,000  BASSETT FURNITURE INDUSTRIES INCORPORATED                                                                  69,850
     13,800  BE AEROSPACE INCORPORATED+                                                                                104,880
     16,900  ETHAN ALLEN INTERIORS INCORPORATED                                                                        464,750
     25,900  LA-Z-BOY INCORPORATED                                                                                     408,961

                                                                                                                     1,048,441
                                                                                                               ---------------

GENERAL MERCHANDISE STORES - 0.83%
     22,200  99 CENTS ONLY STORES+                                                                                     718,170
     21,300  CASEY'S GENERAL STORES INCORPORATED                                                                       253,257
     12,300  SHOPKO STORES INCORPORATED+                                                                               101,967
     17,700  STEIN MART INCORPORATED+                                                                                  145,140

                                                                                                                     1,218,534
                                                                                                               ---------------

HEALTH SERVICES - 4.13%
     11,100  ACCREDO HEALTH INCORPORATED+                                                                              404,040
     27,900  COVENTRY HEALTH CARE INCORPORATED+                                                                        658,440
      8,100  CRYOLIFE INCORPORATED+                                                                                    304,641
      3,000  CURATIVE HEALTH SERVICES INCORPORATED+                                                                     27,150
     11,100  ENZO BIOCHEM INCORPORATED+                                                                                188,256
     27,900  HOOPER HOLMES INCORPORATED                                                                                174,096

                                       109

SHARES       SECURITY NAME                                                                                             VALUE

      6,900  IMPATH INCORPORATED+                                                                              $       238,119
     21,100  ORTHODONTIC CENTERS OF AMERICA INCORPORATED+                                                              520,115
     10,100  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                     411,979
     13,500  PROVINCE HEALTHCARE COMPANY+                                                                              495,990
      7,300  REHABCARE GROUP INCORPORATED+                                                                             317,623
     20,400  RENAL CARE GROUP INCORPORATED+                                                                            627,708
     11,800  SIERRA HEALTH SERVICES INCORPORATED+                                                                       97,940
     10,500  SYNCOR INTERNATIONAL CORPORATION+                                                                         334,215
     25,800  UNIVERSAL HEALTH SERVICES INCORPORATED+                                                                 1,259,040

                                                                                                                     6,059,352
                                                                                                               ---------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION - CONTRACTORS - 0.38%
     17,500  FOSTER WHEELER LIMITED                                                                                     87,500
     31,800  MASSEY ENERGY COMPANY                                                                                     465,870

                                                                                                                       553,370
                                                                                                               ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.07%
      5,200  4KIDS ENTERTAINMENT INCORPORATED+                                                                         103,480
                                                                                                               ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.66%
      7,228  BELL MICROPRODUCTS INCORPORATED+                                                                           55,583
      9,100  COST PLUS INCORPORATED+                                                                                   167,076
     17,400  LINENS 'N THINGS INCORPORATED+                                                                            323,292
     41,500  PIER 1 IMPORTS INCORPORATED                                                                               344,450
      4,700  ULTIMATE ELECTRONICS INCORPORATED+                                                                         81,545

                                                                                                                       971,946
                                                                                                               ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.36%
     16,200  AZTAR CORPORATION+                                                                                        211,896
     12,600  MARCUS CORPORATION                                                                                        151,200
     19,400  PRIME HOSPITALITY CORPORATION+                                                                            170,720

                                                                                                                       533,816
                                                                                                               ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.97%
     17,500  APW LIMITED+                                                                                               73,150
      8,300  ASTEC INDUSTRIES INCORPORATED+                                                                            107,983
     19,400  AUSPEX SYSTEMS INCORPORATED+                                                                               45,590
     41,800  AXCELIS TECHNOLOGIES INCORPORATED+                                                                        395,010
      8,200  BLACK BOX CORPORATION+                                                                                    345,056
      9,300  BRIGGS & STRATTON CORPORATION                                                                             290,253
      7,500  BROOKS AUTOMATION INCORPORATED+                                                                           199,425
      7,400  DRIL-QUIP INCORPORATED+                                                                                   111,296
      9,000  ELECTROGLAS INCORPORATED+                                                                                 112,050
     13,600  FEDDERS CORPORATION                                                                                        53,040
      6,500  FLOW INTERNATIONAL CORPORATION+                                                                            62,920
      6,700  GARDNER DENVER INCORPORATED+                                                                              148,740
     13,200  GRACO INCORPORATED                                                                                        398,640
     13,100  IDEX CORPORATION                                                                                          362,215

                                       110

SHARES       SECURITY NAME                                                                                             VALUE

     21,100  KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                          $       229,990
     24,200  LENNOX INTERNATIONAL INCORPORATED                                                                         225,060
      5,100  LINDSAY MANUFACTURING COMPANY                                                                              90,525
     10,400  MANITOWOC COMPANY INCORPORATED                                                                            252,096
      7,500  MICRO SYSTEMS INCORPORATED+                                                                               133,275
     14,300  MILACRON INCORPORATED                                                                                     171,028
     12,300  NYFIX INCORPORATED+                                                                                       175,890
     18,200  PAXAR CORPORATION+                                                                                        232,050
     11,200  RAINBOW TECHNOLOGIES INCORPORATED+                                                                         39,200
      5,034  ROBBINS & MYERS INCORPORATED                                                                              124,088
      6,600  SCM MICROSYSTEMS INCORPORATED+                                                                             40,986
      5,600  SPS TECHNOLOGIES INCORPORATED+                                                                            169,344
     25,814  TIMKEN COMPANY                                                                                            353,652
      5,500  TORO COMPANY                                                                                              231,550
      9,500  ULTRATECH STEPPER INCORPORATED+                                                                           113,715
     10,600  VALMONT INDUSTRIES INCORPORATED                                                                           148,400
     14,300  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                      917,345
     13,500  VISUAL NETWORKS INCORPORATED+                                                                              30,780
     11,500  WATSCO INCORPORATED                                                                                       150,535
      4,900  WOODWARD GOVERNOR COMPANY                                                                                 237,405
     13,600  ZEBRA TECHNOLOGIES CORPORATION+                                                                           509,456

                                                                                                                     7,281,738
                                                                                                               ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.18%
      5,800  HILB ROGAL HAMILTON                                                                                       264,538
                                                                                                               ---------------

INSURANCE CARRIERS - 2.87%
     17,897  ADVANCEPCS+                                                                                             1,284,647
      8,700  DELPHI FINANCIAL GROUP CLASS A                                                                            294,060
     28,000  FIRST AMERICAN CORPORATION                                                                                567,000
     30,400  FREMONT GENERAL CORPORATION                                                                               165,984
      7,700  LANDAMERICA FINANCIAL GROUP INCORPORATED                                                                  256,025
     20,500  MID ATLANTIC MEDICAL SERVICES+                                                                            430,500
     17,900  MUTUAL RISK MANAGEMENT LIMITED                                                                            136,040
      7,658  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                            266,039
      4,200  RLI CORPORATION                                                                                           172,200
      4,000  SCPIE HOLDINGS INCORPORATED                                                                                64,400
     10,900  SELECTIVE INSURANCE GROUP INCORPORATED                                                                    254,297
     15,900  TRENWICK GROUP LIMITED                                                                                    129,108
      7,500  ZENITH NATIONAL INSURANCE CORPORATION                                                                     184,500

                                                                                                                     4,204,800
                                                                                                               ---------------

LEATHER & LEATHER PRODUCTS - 0.71%
      7,500  BROWN SHOE COMPANY INCORPORATED                                                                            85,125
      9,400  GENESCO INCORPORATED+                                                                                     152,750
      4,300  K-SWISS INCORPORATED                                                                                      105,565
     17,000  TIMBERLAND COMPANY+                                                                                       460,700
     17,800  WOLVERINE WORLD WIDE INCORPORATED                                                                         239,232

                                                                                                                     1,043,372
                                                                                                               ---------------

                                       111

SHARES       SECURITY NAME                                                                                             VALUE

LEGAL SERVICES - 0.11%
      9,200  PRE-PAID LEGAL SERVICES INCORPORATED+                                                             $       158,608
                                                                                                               ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.25%
     20,600  CHAMPION ENTERPRISES INCORPORATED+                                                                        143,170
      5,100  DELTIC TIMBER CORPORATION                                                                                 129,030
      3,600  SKYLINE CORPORATION                                                                                        96,120

                                                                                                                       368,320
                                                                                                               ---------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.26%
     13,600  ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                                  226,168
      3,600  AMCAST INDUSTRIAL CORPORATION                                                                              24,300
      5,600  ANALOGIC CORPORATION                                                                                      226,800
      9,900  ARMOR HOLDINGS INCORPORATED+                                                                              196,020
      9,600  ARTHROCARE CORPORATION+                                                                                   188,160
      6,195  BEI TECHNOLOGIES INCORPORATED                                                                              99,430
     11,900  COHERENT INCORPORATED+                                                                                    337,960
      8,800  COHU INCORPORATED                                                                                         131,648
     11,800  CONCORD CAMERA CORPORATION+                                                                                51,684
     10,777  CONMED CORPORATION+                                                                                       190,753
      6,300  COOPER COMPANIES INCORPORATED                                                                             295,470
      7,000  CUNO INCORPORATED+                                                                                        194,250
     13,208  CYGNUS INCORPORATED+                                                                                       73,569
      6,400  DATASCOPE CORPORATION                                                                                     248,192
     12,000  DIAGNOSTIC PRODUCTS CORPORATION                                                                           506,640
      8,900  ESTERLINE TECHNOLOGIES CORPORATION+                                                                       141,065
     12,900  FOSSIL INCORPORATED+                                                                                      202,659
     10,900  HAEMONETICS CORPORATION+                                                                                  377,249
      6,700  HOLOGIC INCORPORATED+                                                                                      33,835
      8,800  INAMED CORPORATION+                                                                                       149,600
     22,000  INPUT/OUTPUT INCORPORATED+                                                                                179,960
      6,732  INTERMAGNETICS GENERAL CORPORATION+                                                                       156,586
     13,200  INVACARE CORPORATION                                                                                      534,600
      7,400  IONICS INCORPORATED+                                                                                      163,614
      6,800  KEITHLEY INSTRUMENTS INCORPORATED                                                                          97,580
     27,900  KOPIN CORPORATION+                                                                                        290,997
      7,100  MEADE INSTRUMENTS CORPORATION+                                                                             26,838
     10,200  MENTOR CORPORATION                                                                                        258,060
      6,000  OSTEOTECH INCORPORATED+                                                                                    21,180
      5,500  PHOTON DYNAMICS INCORPORATED+                                                                             127,325
     22,000  PINNACLE SYSTEMS INCORPORATED+                                                                             64,020
      5,700  POLYMEDICA CORPORATION+                                                                                    87,039
     13,500  RESMED INCORPORATED+                                                                                      685,800
     13,000  RESPIRONICS INCORPORATED+                                                                                 462,280
     13,200  ROPER INDUSTRIES INCORPORATED                                                                             475,068
     10,200  SOLA INTERNATIONAL INCORPORATED+                                                                          154,632
      4,200  SPACELABS MEDICAL INCORPORATED+                                                                            51,240
     16,200  SYBRON DENTAL SPECIALTIES INCORPORATED+                                                                   301,320

                                       112

SHARES       SECURITY NAME                                                                                             VALUE

     17,800  TECHNE CORPORATION+                                                                               $       523,854
     12,700  THERAGENICS CORPORATION+                                                                                  117,348
     10,325  THERMA-WAVE INCORPORATED+                                                                                 106,038
     10,400  TRIMBLE NAVIGATION LIMITED+                                                                               158,600
      5,600  VITAL SIGNS INCORPORATED                                                                                  171,360
      9,200  X-RITE INCORPORATED                                                                                        72,680

                                                                                                                     9,183,471
                                                                                                               ---------------

METAL MINING - 0.34%
      7,100  BRUSH ENGINEERED MATERIALS INCORPORATED                                                                    97,625
      4,400  CLEVELAND-CLIFFS INCORPORATED                                                                              63,360
     16,700  STILLWATER MINING COMPANY+                                                                                336,004

                                                                                                                       496,989
                                                                                                               ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.26%
     12,000  FLORIDA ROCK INDUSTRIES INCORPORATED                                                                      378,480
                                                                                                               ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.33%
      7,300  CROSS (AT) COMPANY+                                                                                        38,690
      7,800  JAKKS PACIFIC INCORPORATED+                                                                               105,300
      7,700  K2 INCORPORATED+                                                                                           46,046
      6,800  LYDALL INCORPORATED+                                                                                       44,880
      8,300  MAYOR'S JEWELERS INCORPORATED+                                                                             16,102
      8,600  RUSS BERRIE & COMPANY INCORPORATED                                                                        228,760

                                                                                                                       479,778
                                                                                                               ---------------

MISCELLANEOUS RETAIL - 0.83%
      6,900  ACTION PERFORMANCE COMPANIES INCORPORATED+                                                                125,649
     10,600  CASH AMERICA INTERNATIONAL INCORPORATED                                                                    96,460
      7,400  HANCOCK FABRICS INCORPORATED                                                                               60,680
      7,900  JO-ANN STORES INCORPORATED+                                                                                42,660
     13,700  MICHAELS STORES INCORPORATED+                                                                             500,598
     14,800  ZALE CORPORATION+                                                                                         391,904

                                                                                                                     1,217,951
                                                                                                               ---------------

MOTION PICTURES - 0.06%
     11,100  AVID TECHNOLOGY INCORPORATED+                                                                              80,919
                                                                                                               ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.55%
      8,800  ARKANSAS BEST CORPORATION+                                                                                182,248
     10,700  ARNOLD INDUSTRIES INCORPORATED                                                                            221,490
      9,300  FORWARD AIR CORPORATION+                                                                                  218,922
     13,600  HEARTLAND EXPRESS INCORPORATED+                                                                           312,664
      3,700  LANDSTAR SYSTEM INCORPORATED+                                                                             236,800
      8,300  ROADWAY CORPORATION                                                                                       199,947
     11,300  USFREIGHTWAYS CORPORATION                                                                                 352,560
     20,300  WERNER ENTERPRISES INCORPORATED                                                                           339,416
     10,400  YELLOW CORPORATION+                                                                                       211,536

                                                                                                                     2,275,583
                                                                                                               ---------------

                                       113

SHARES       SECURITY NAME                                                                                             VALUE

NONDDEPOSITORY CREDIT INSTITUTIONS - 0.12%
      7,100  FINANCIAL FEDERAL CORPORATION+                                                                    $       173,950
                                                                                                               ---------------

OIL & GAS EXTRACTION - 4.67%
      5,900  ATWOOD OCEANICS INCORPORATED+                                                                             153,400
     13,509  CABOT OIL & GAS CORPORATION                                                                               269,505
     14,000  CAL DIVE INTERNATIONAL INCORPORATED+                                                                      233,240
      7,916  EVERGREEN RESOURCES INCORPORATED+                                                                         268,748
      6,000  KEY PRODUCTION COMPANY INCORPORATED+                                                                       69,300
     18,900  LOUIS DREYFUS NATURNAL GAS CORPORATION+                                                                   735,210
     19,200  NEWFIELD EXPLORATION COMPANY+                                                                             560,640
      7,200  NUEVO ENERGY COMPANY+                                                                                     100,440
     10,100  OCEANEERING INTERNATIONAL INCORPORATED+                                                                   163,317
      9,207  PATINA OIL & GAS CORPORATION                                                                              211,761
      7,500  PLAINS RESOURCES INCORPORATED+                                                                            195,000
     23,000  POGO PRODUCING COMPANY                                                                                    540,500
      5,464  PRIMA ENERGY CORPORATION+                                                                                 121,028
      9,400  REMINGTON OIL & GAS CORPORATION+                                                                          123,046
      8,600  SEACOR SMIT INCORPORATED+                                                                                 307,020
     10,800  SEITEL INCORPORATED+                                                                                      108,540
     12,100  ST MARY LAND & EXPLORATION COMPANY                                                                        192,753
     11,200  STONE ENERGY CORPORATION+                                                                                 360,640
     10,600  SWIFT ENERGY COMPANY+                                                                                     218,572
      6,000  TETRA TECHNOLOGIES INCORPORATED+                                                                          104,520
     16,800  TOM BROWN INCORPORATED+                                                                                   351,120
     15,488  UNIT CORPORATION+                                                                                         137,533
     13,700  VERITAS DGC INCORPORATED+                                                                                 152,755
     27,100  VINTAGE PETROLEUM INCORPORATED                                                                            429,535
     52,800  XTO ENERGY INCORPORATED                                                                                   736,560

                                                                                                                     6,844,683
                                                                                                               ---------------

PAPER & ALLIED PRODUCTS - 0.45%
     14,700  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                        145,530
     12,000  CARAUSTAR INDUSTRIES INCORPORATED                                                                         110,880
      6,500  CHESAPEAKE CORPORATION                                                                                    168,025
      6,712  POPE & TALBOT INCORPORATED                                                                                 85,914
      6,400  SCHWEITZER-MAUDUIT INTERNATIONAL INCORPORATED                                                             151,808

                                                                                                                       662,157
                                                                                                               ---------------

PERSONAL SERVICES - 0.47%
      3,700  ANGELICA CORPORATION                                                                                       35,150
      3,300  CPI CORPORATION                                                                                            47,421
      8,900  G & K SERVICES INCORPORATED                                                                               236,295
     17,800  REGIS CORPORATION                                                                                         373,088

                                                                                                                       691,954
                                                                                                               ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.21%
      8,300  ELCOR CORPORATION                                                                                         178,699
      6,600  WD-40 COMPANY                                                                                             135,630

                                                                                                                       314,329
                                                                                                               ---------------

                                       114

SHARES       SECURITY NAME                                                                                             VALUE

PRIMARY METAL INDUSTRIES - 1.34%
     10,600  BELDEN INCORPORATED                                                                               $       199,280
      8,820  CENTURY ALUMINUM COMPANY                                                                                   70,648
      7,100  COMMONWEALTH INDUSTRIES INCORPORATED                                                                       30,104
      6,900  IMCO RECYCLING INCORPORATED                                                                                53,820
     10,900  INTERMET CORPORATION                                                                                       30,520
     10,600  LONE STAR TECHNOLOGIES INCORPORATED+                                                                      131,440
     14,400  MUELLER INDUSTRIES INCORPORATED+                                                                          413,280
      5,800  QUANEX CORPORATION                                                                                        131,080
      9,000  RTI INTERNATIONAL METALS+                                                                                  75,150
     19,600  STEEL DYNAMICS INCORPORATED+                                                                              193,844
      4,400  STEEL TECHNOLOGIES INCORPORATED                                                                            34,210
      8,900  TEXAS INDUSTRIES INCORPORATED                                                                             275,010
     16,400  TREDEGAR CORPORATION                                                                                      278,800
      5,200  WOLVERINE TUBE INCORPORATED+                                                                               52,520

                                                                                                                     1,969,706
                                                                                                               ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.69%
     14,200  BOWNE & COMPANY INCORPORATED                                                                              144,130
      5,600  CONSOLIDATED GRAPHICS INCORPORATED+                                                                        95,648
      9,300  INFORMATION HOLDINGS INCORPORATED+                                                                        182,652
     12,500  JOHN H HARLAND COMPANY                                                                                    273,750
      5,400  NEW ENGLAND BUSINESS SERVICE INCORPORATED                                                                  93,690
     11,900  STANDARD REGISTER COMPANY                                                                                 172,550
      6,200  THOMAS NELSON INCORPORATED                                                                                 52,576

                                                                                                                     1,014,996
                                                                                                               ---------------

RAILROAD TRANSPORTATION - 0.21%
     25,100  KANSAS CITY SOUTHERN INDUSTRIES INCORPORATED+                                                             301,200
                                                                                                               ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.03%
      8,900  TITAN INTERNATIONAL INCORPORATED                                                                           47,081
                                                                                                               ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.88%
     10,700  JEFFERIES GROUP INCORPORATED                                                                              353,100
     20,600  RAYMOND JAMES FINANCIAL INCORPORATED                                                                      559,290
      7,370  SOUTHWEST SECURITIES GROUP INCORPORATED                                                                   126,617
     10,500  TUCKER ANTHONY SUTRO CORPORATION                                                                          250,320

                                                                                                                     1,289,327
                                                                                                               ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.33%
      6,410  CARBO CERAMICS INCORPORATED                                                                               177,557
      6,600  LIBBEY INCORPORATED                                                                                       212,850
      5,200  STANDEX INTERNATIONAL CORPORATION                                                                          98,020

                                                                                                                       488,427
                                                                                                               ---------------

TEXTILE MILL PRODUCTS - 0.24%
     21,900  INTERFACE INCORPORATED                                                                                     94,170
      3,200  OXFORD INDUSTRIES INCORPORATED                                                                             70,080
     13,700  RUSSELL CORPORATION                                                                                       188,101

                                                                                                                       352,351
                                                                                                               ---------------

                                       115

SHARES       SECURITY NAME                                                                                             VALUE

TRANSPORTATION BY AIR - 0.71%
     18,500  ATLANTIC COAST AIRLINES HOLDINGS+                                                                 $       246,050
     12,100  FRONTIER AIRLINES INCORPORATED+                                                                           100,188
     14,500  MESA AIR GROUP INCORPORATED+                                                                               47,270
      6,000  MIDWEST EXPRESS HOLDINGS INCORPORATED+                                                                     63,600
      9,200  OFFSHORE LOGISTICS INCORPORATED+                                                                          176,548
     24,100  SKYWEST INCORPORATED                                                                                      402,952

                                                                                                                     1,036,608
                                                                                                               ---------------

TRANSPORTATION EQUIPMENT - 2.16%
     10,100  A O SMITH CORPORATION                                                                                     177,154
     11,600  AAR CORPORATION                                                                                            92,916
     10,300  ARCTIC CAT INCORPORATED                                                                                   138,844
     10,500  CLARCOR INCORPORATED                                                                                      250,950
      6,800  COACHMEN INDUSTRIES INCORPORATED                                                                           61,200
     14,100  FLEETWOOD ENTERPRISES INCORPORATED                                                                        157,638
     18,400  GENCORP INCORPORATED                                                                                      208,656
      8,400  GROUP 1 AUTOMOTIVE INCORPORATED+                                                                          223,020
      4,400  HUFFY CORPORATION+                                                                                         27,500
     18,000  JLG INDUSTRIES INCORPORATED+                                                                              164,880
     12,300  MONACO COACH CORPORATION+                                                                                 175,275
     16,400  ORBITAL SCIENCES CORPORATION+                                                                              29,848
      7,200  OSHKOSH TRUCK CORPORATION                                                                                 260,784
     10,100  POLARIS INDUSTRIES INCORPORATED                                                                           387,638
      9,000  REGAL-BELOIT CORPORATION                                                                                  164,250
      5,400  STANDARD MOTOR PRODUCTS INCORPORATED                                                                       63,180
     16,200  TENNECO AUTOMOTIVE INCORPORATED                                                                            34,020
      5,100  THOR INDUSTRIES INCORPORATED                                                                              139,230
      6,798  TRIUMPH GROUP INCORPORATED+                                                                               158,393
      9,900  WABASH NATIONAL CORPORATION                                                                                68,310
      8,800  WINNEBAGO INDUSTRIES INCORPORATED                                                                         188,760

                                                                                                                     3,172,446
                                                                                                               ---------------

TRANSPORTATION SERVICES - 0.06%
     10,500  PEGASUS SOLUTIONS INCORPORATED+                                                                            87,990
                                                                                                               ---------------

WATER TRANSPORTATION - 0.16%
     10,300  KIRBY CORPORATION+                                                                                        231,750
                                                                                                               ---------------

WHOLESALE TRADE - DURABLE GOODS - 2.21%
      8,400  APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                              141,876
      8,000  BARNES GROUP INCORPORATED                                                                                 170,400
      5,500  BUILDING MATERIALS HOLDING CORPORATION+                                                                    77,220
      6,100  CASTLE (AM) & COMPANY                                                                                      50,630
      5,600  COMMERCIAL METALS COMPANY                                                                                 155,680
      5,500  DEPARTMENT 56 INCORPORATED+                                                                                34,925
      6,600  DIGI INTERNATIONAL INCORPORATED+                                                                           34,452
     10,200  HUGHES SUPPLY INCORPORATED                                                                                227,460
     17,800  INSIGHT ENTERPRISES INCORPORATED+                                                                         251,692

                                       116

SHARES       SECURITY NAME                                                                                             VALUE

      9,600  KAMAN CORPORATION - CLASS A                                                                        $      127,104
      4,200  LAWSON PRODUCTS INCORPORATED                                                                              102,480
     14,400  OWENS & MINOR INCORPORATED HOLDING COMPANY                                                                292,320
     23,000  PEP BOYS - MANNY MOE & JACK                                                                               254,150
     11,900  PIONEER-STANDARD ELECTRONICS INCORPORATED                                                                 107,338
     13,200  RELIANCE STEEL & ALUMINUM COMPANY                                                                         313,632
     10,670  RYERSON TULL INCORPORATED                                                                                 130,067
     11,100  SCP POOL CORPORATION+                                                                                     236,985
      5,200  SIMPSON MANUFACTURING COMPANY INCORPORATED+                                                               275,600
      9,000  TBC CORPORATION+                                                                                           88,920
      8,500  UNIVERSAL FOREST PRODUCTS INCORPORATED                                                                    161,670

                                                                                                                     3,234,601
                                                                                                               ---------------

WHOLESALE TRADE - NONDURABLE GOODS - 2.42%
     19,200  DIMON INCORPORATED                                                                                        110,400
      5,900  ENESCO GROUP INCORPORATED+                                                                                 24,485
     18,900  FLEMING COMPANIES INCORPORATED                                                                            557,550
     14,400  HAIN CELESTIAL GROUP INCORPORATED+                                                                        265,104
      8,100  INTERNATIONAL MULTIFOODS CORPORATION                                                                      154,710
     17,600  MEN'S WEARHOUSE INCORPORATED+                                                                             318,208
     10,230  MYERS INDUSTRIES INCORPORATED                                                                             121,226
      5,000  NASH-FINCH COMPANY                                                                                        170,500
     15,700  PERFORMANCE FOOD GROUP COMPANY+                                                                           447,921
     19,500  PRIORITY HEALTHCARE CORPORATION+                                                                          468,000
      7,600  SCHOOL SPECIALTY INCORPORATED+                                                                            232,256
     17,900  STRIDE RITE CORPORATION                                                                                   111,875
      8,000  UNITED NATURAL FOODS INCORPORATED+                                                                        145,440
     14,300  UNITED STATIONERS INCORPORATED+                                                                           427,141

                                                                                                                     3,554,816
                                                                                                               ---------------

TOTAL COMMON STOCK (COST $156,605,149)                                                                             134,669,896
                                                                                                               ---------------

WARRANTS - 0.00%
     19,800  ESCROW MASCOTECH INCORPORATED                                                                                   0
                                                                                                               ---------------

TOTAL WARRANTS (COST $0)                                                                                                     0
                                                                                                               ---------------

PRINCIPAL                                                                               INTEREST RATE MATURITY DATE
SHORT-TERM INVESTMENTS - 7.93%

REPURCHASE AGREEMENTS - 6.88%
$10,091,582  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES                                                                        3.50%   10/1/01      10,091,582
                                                                                                               ---------------

US TREASURY BILLS - 1.05%
  1,550,000  US TREASURY BILLS#                                                                3.68**  2/28/02       1,535,016
                                                                                                               ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $11,618,628)                                                                     11,626,598
                                                                                                               ---------------

                                       117

                                                                                                                    VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $168,223,777)*                            99.76%                                                         $   146,296,494
OTHER ASSETS AND LIABILITIES, NET                0.24                                                                  353,859
                                               ------                                                          ---------------
TOTAL NET ASSETS                               100.00%                                                         $   146,650,353
                                               ------                                                          ---------------

** YIELD TO MATURITY.
+  NON-INCOME PRODUCING SECURITIES.
#  SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)
* COST FOR FEDERAL INCOME TAX PURPOSES IS $169,093,724 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $ 20,701,011
   GROSS UNREALIZED DEPRECIATION                                  (43,498,241)
                                                                 ------------
   NET UNREALIZED DEPRECIATION                                   $(22,797,230)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SMALL CAP VALUE PORTFOLIO

SHARES      SECURITY NAME                                                                                            VALUE

COMMON STOCK - 71.88%

AMUSEMENT & RECREATION SERVICES - 0.68%
    43,700  ARGOSY GAMING COMPANY+                                                                             $     1,144,940
                                                                                                               ---------------

APPAREL & ACCESSORY STORES - 0.39%
    36,000  WET SEAL INCORPORATED+                                                                                     662,760
                                                                                                               ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.34%
    42,400  SONIC AUTOMOTIVE INCORPORATED+                                                                             576,640
                                                                                                               ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 14.47%
    46,000  BEAZER HOMES USA INCORPORATED+                                                                           2,235,600
    20,200  CROSSMANN COMMUNITIES INCORPORATED                                                                         530,654
   224,220  DR HORTON INCORPORATED                                                                                   4,677,229
    91,135  MDC HOLDINGS INCORPORATED                                                                                2,526,262
    28,720  NVR INCORPORATED+                                                                                        4,035,447
   119,800  PULTE HOMES INCORPORATED                                                                                 3,671,870
    60,100  RYLAND GROUP INCORPORATED                                                                                2,866,169
    52,100  SCHULER HOMES INCORPORATED+                                                                                633,015
   109,000  TOLL BROTHERS INCORPORATED+                                                                              3,234,030

                                                                                                                    24,410,276
                                                                                                               ---------------

BUSINESS SERVICES - 0.79%
    28,200  FAIR ISAAC AND COMPANY INCORPORATED                                                                      1,331,886
                                                                                                               ---------------

CHEMICALS & ALLIED PRODUCTS - 0.83%
   105,900  NBTY INCORPORATED+                                                                                       1,393,644
                                                                                                               ---------------

DEPOSITORY INSTITUTIONS - 9.01%
    44,400  ANCHOR BANCORP WISCONSIN INCORPORATED                                                                      737,040
    81,100  BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                  819,110
    19,900  COASTAL BANCORP INCORPORATED                                                                               702,470
    60,100  COMMUNITY FIRST BANKSHARES INCORPORATED                                                                  1,443,602
    28,700  FIRST ESSEX BANCORPORATION INCORPORATED                                                                    753,375
    58,200  FIRST SENTINEL BANCORP INCORPORATED                                                                        685,014
    64,900  FLAGSTAR BANCORP INCORPORATED                                                                            1,499,190
    28,600  FRONTIER FINANCIAL CORPORATION                                                                             786,500
    59,300  INDEPENDENCE COMMUNITY BANK CORPORATION                                                                  1,288,589
    26,300  INDEPENDENT BANK CORPORATION                                                                               686,430
    31,400  IRWIN FINANCIAL CORPORATION                                                                                656,260
    57,700  OLD NATIONAL BANCORP                                                                                     1,500,200
    92,200  R & G FINANCIAL CORPORATION CLASS B                                                                      1,585,840
    27,100  STATEN ISLAND BANCORP INCORPORATED                                                                         668,015
    61,900  TRUSTMARK CORPORATION                                                                                    1,385,322

                                                                                                                    15,196,957
                                                                                                               ---------------

EATING & DRINKING PLACES - 1.94%
    25,000  LANDRY'S RESTAURANTS INCORPORATED                                                                          370,000
   184,900  RUBY TUESDAY INCORPORATED                                                                                2,902,930

                                                                                                                     3,272,930
                                                                                                               ---------------

                                       119

SHARES      SECURITY NAME                                                                                             VALUE

ELECTRIC, GAS & SANITARY SERVICES - 6.24%
   160,900  ALLETE INCORPORATED                                                                                $     4,125,476
    60,100  IDACORP INCORPORATED                                                                                     2,149,176
   137,700  PUBLIC SERVICE COMPANY OF NEW MEXICO                                                                     3,471,417
    29,800  TC PIPELINES LP                                                                                            780,760

                                                                                                                    10,526,829
                                                                                                               ---------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.72%
    93,800  CORE LABORATORIES NV+                                                                                    1,206,268
                                                                                                               ---------------

FOOD & KINDRED PRODUCTS - 2.68%
   108,660  CONSTELLATION BRANDS INCORPORATED+                                                                       4,526,776
                                                                                                               ---------------

HEALTH SERVICES - 3.23%
   165,200  COVENTRY HEALTH CARE INCORPORATED+                                                                       3,898,720
    59,600  SUNRISE ASSISTED LIVING INCORPORATED+                                                                    1,539,468

                                                                                                                     5,438,188
                                                                                                               ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 1.17%
    54,200  AZTAR CORPORATION+                                                                                         708,936
    76,200  CHOICE HOTELS INTERNATIONAL INCORPORATED+                                                                1,257,300

                                                                                                                     1,966,236
                                                                                                               ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.82%
   148,250  PLANAR SYSTEMS INCORPORATED+                                                                             2,981,308
   126,400  W-H ENERGY SERVICES INCORPORATED+                                                                        1,777,184

                                                                                                                     4,758,492
                                                                                                               ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.57%
    18,500  BROWN & BROWN INCORPORATED                                                                                 963,850
                                                                                                               ---------------

INSURANCE CARRIERS - 9.25%
    37,100  ALFA CORPORATION                                                                                           819,168
   122,000  LANDAMERICA FINANCIAL GROUP INCORPORATED                                                                 4,056,500
   174,000  MID ATLANTIC MEDICAL SERVICES+                                                                           3,654,000
   146,500  OXFORD HEALTH PLANS INCORPORATED+                                                                        4,160,600
    42,500  RIGHTCHOICE MANAGED CARE INCORPORATED+                                                                   2,127,125
    40,700  STEWART INFORMATION SERVICES+                                                                              779,405

                                                                                                                    15,596,798
                                                                                                               ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.33%
    18,900  AMERICAN WOODMARK CORPORATION                                                                              554,715
                                                                                                               ---------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.33%
    36,400  SOLA INTERNATIONAL INCORPORATED+                                                                           551,824
                                                                                                               ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.64%
    53,850  DIRECT FOCUS INCORPORATED+                                                                               1,071,615
                                                                                                               ---------------

NONDEPOSITORY CREDIT INSTITUTIONS - 3.41%
    87,600  AMERICA HOME MORTGAGE HOLDINGS INCORPORATED                                                              1,528,620
   108,900  DORAL FINANCIAL CORPORATION                                                                              4,225,320

                                                                                                                     5,753,940
                                                                                                               ---------------

                                       120

SHARES      SECURITY NAME                                                                                             VALUE

OIL & GAS EXTRACTION - 4.92%
    360,800 KEY ENERGY SERVICES INCORPORATED+                                                                  $     2,294,688
     81,600 OCEANEERING INTERNATIONAL INCORPORATED+                                                                  1,319,472
    185,200 SUPERIOR ENERGY SERVICES INCORPORATED+                                                                   1,092,680
     65,000 TETRA TECHNOLOGIES INCORPORATED+                                                                         1,132,300
    203,200 VARCO INTERNATIONAL INCORPORATED+                                                                        2,454,656

                                                                                                                     8,293,796
                                                                                                               ---------------

TRANSPORTATION BY AIR - 1.52%
    134,000 OFFSHORE LOGISTICS INCORPORATED+                                                                         2,571,460
                                                                                                               ---------------

TRANSPORTATION EQUIPMENT - 0.86%
     54,400 GROUP 1 AUTOMOTIVE INCORPORATED+                                                                         1,444,320
                                                                                                               ---------------

WATER TRANSPORTATION - 0.41%
     30,500 KIRBY CORPORATION+                                                                                         686,250
                                                                                                               ---------------

WHOLESALE TRADE - DURABLE GOODS - 0.37%
     44,300 BUILDING MATERIALS HOLDING CORPORATION+                                                                    621,972
                                                                                                               ---------------

WHOLESALE TRADE - NONDURABLE GOODS - 3.96%
     57,000 FRESH DEL MONTE PRODUCE INCORPORATED+                                                                      738,720
    134,900 HENRY SCHEIN INCORPORATED+                                                                               5,207,140
     44,700 STANDARD COMMERCIAL CORPORATION                                                                            740,338

                                                                                                                     6,686,198
                                                                                                               ---------------

TOTAL COMMON STOCK (COST $119,680,092)                                                                             121,209,560
                                                                                                               ---------------

REAL ESTATE INVESTMENT TRUST - 0.95%
    111,200 ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                  1,606,840
                                                                                                               ---------------

TOTAL REAL ESTATE INVESTMENT TRUST (COST $1,543,667)                                                                 1,606,840
                                                                                                               ---------------

PRINCIPAL                                                                                INTEREST RATE MATURITY DATE

SHORT-TERM INVESTMENTS - 22.32%

REPURCHASE AGREEMENTS - 22.32%
$17,639,977 BANKAMERICA NT & SA - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES               3.40%    10/1/01    17,639,977
 20,000,000 BEAR STEARNS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES            3.40     10/1/01    20,000,000

TOTAL SHORT-TERM INVESTMENTS (COST $37,639,977)                                                                     37,639,977
                                                                                                               ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $158,863,736)*                            95.15%                                                         $   160,456,377
OTHER ASSETS AND LIABILITIES, NET                4.85                                                                8,171,300
                                               ------                                                          ---------------
TOTAL NET ASSETS                               100.00%                                                         $   168,627,677
                                               ------                                                          ---------------

+ NON-INCOME PRODUCING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $ 12,436,561
   GROSS UNREALIZED DEPRECIATION                                  (10,843,920)
                                                                 -------------
   NET UNREALIZED APPRECIATION                                   $  1,592,641

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                             VALUE

COMMON STOCK - 94.68%

APPAREL & ACCESSORY STORES - 0.73%
   211,400  AMERICAN EAGLE OUTFITTERS INCORPORATED+                                                            $     4,206,860
                                                                                                               ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.72%
   461,100  TOMMY HILFIGER CORPORATION+                                                                              4,126,845
                                                                                                               ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.24%
   137,200  DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                                            1,365,140
                                                                                                               ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.55%
   353,300  WALTER INDUSTRIES INCORPORATED                                                                           3,162,035
                                                                                                               ---------------

BUSINESS SERVICES - 13.16%
   531,900  ACCLAIM ENTERTAINMENT INCORPORATED+                                                                      1,425,492
    85,300  AFFILIATED COMPUTER SERVICES Class A+                                                                    6,944,273
   502,300  AGILE SOFTWARE CORPORATION+                                                                              4,565,907
   282,000  ASPEN TECHNOLOGY INCORPORATED+                                                                           2,820,000
   257,300  AUTODESK INCORPORATED                                                                                    8,249,038
   574,300  DOUBLECLICK INCORPORATED+                                                                                3,273,510
   527,600  E.PIPHANY INCORPORATED+                                                                                  2,242,300
   177,300  FREEMARKETS INCORPORATED+                                                                                1,875,834
   242,900  HNC SOFTWARE INCORPORATED+                                                                               4,542,230
   442,300  MACROMEDIA INCORPORATED+                                                                                 5,356,253
   352,000  PEREGRINE SYSTEMS INCORPORATED+                                                                          4,445,760
   299,400  PITTSTON BRINK'S GROUP                                                                                   5,419,140
   134,800  PLATO LEARNING INCORPORATED+                                                                             3,254,072
   378,400  PROGRESS SOFTWARE CORPORATION+                                                                           5,293,816
   156,612  ROXIO INCORPORATED+                                                                                      2,380,502
   196,000  SERENA SOFTWARE INCORPORATED+                                                                            2,283,400
   140,700  STELLENT INCORPORATED+                                                                                   2,026,080
   359,700  TIBCO SOFTWARE INCORPORATED+                                                                             2,640,198
   178,700  WEBSENSE INCORPORATED+                                                                                   1,947,830
   459,500  WIND RIVER SYSTEMS+                                                                                      4,824,750

                                                                                                                    75,810,385
                                                                                                               ---------------

CHEMICALS & ALLIED PRODUCTS - 10.20%
   124,100  ABGENIX INCORPORATED+                                                                                    2,817,070
   273,500  ALKERMES INCORPORATED+                                                                                   5,355,130
    57,900  ANDRX GROUP+                                                                                             3,758,868
   143,700  AXCAN PHARMA INCORPORATED+                                                                               1,537,590
    70,400  BARR LABORATORIES INCORPORATED+                                                                          5,565,824
   155,100  CABOT CORPORATION                                                                                        6,188,490
   165,700  CELL THERAPEUTICS INCORPORATED+                                                                          3,985,085
   133,600  CUBIST PHARMACEUTICALS INCORPORATED+                                                                     4,378,072
   171,400  GUILFORD PHARMACEUTICALS INCORPORATED+                                                                   1,475,754
   144,600  IMPAX LABORATORIES INCORPORATED+                                                                         1,892,814
   400,000  METHANEX CORPORATION+                                                                                    1,932,000

                                       122

SHARES      SECURITY NAME                                                                                             VALUE

   182,500  NEUROCRINE BIOSCIENCES INCORPORATED+                                                               $     5,843,650
   179,300  NOVEN PHARMACEUTICALS INCORPORATED+                                                                      3,245,330
   498,500  RPM INCORPORATED                                                                                         4,710,825
   131,300  SALIX PHARMACEUTICALS LIMITED+                                                                           1,752,855
   232,300  SANGSTAT MEDICAL CORPORATION+                                                                            4,281,289

                                                                                                                    58,720,646
                                                                                                               ---------------

COAL MINING - 1.42%
   351,500  ARCH COAL INCORPORATED                                                                                   5,483,400
    95,100  PENN VIRGINIA CORPORATION                                                                                2,677,065

                                                                                                                     8,160,465
                                                                                                               ---------------

COMMUNICATIONS - 2.12%
    96,500  GLOBAL PAYMENTS INCORPORATED                                                                             2,837,100
   410,900  INSIGHT COMMUNICATIONS COMPANY INCORPORATED+                                                             7,560,560
   299,000  LANTRONIX INCORPORATED+                                                                                  1,823,900

                                                                                                                    12,221,560
                                                                                                               ---------------

DEPOSITORY INSTITUTIONS - 2.35%
   276,100  BANKUNITED FINANCIAL CORPORATION+                                                                        4,050,387
   165,700  COMMERCIAL FEDERAL CORPORATION                                                                           4,021,539
   209,900  FIRSTFED FINANCIAL CORPORATION+                                                                          5,457,400

                                                                                                                    13,529,326
                                                                                                               ---------------

EDUCATIONAL SERVICES - 0.41%
   154,400  EDISON SCHOOLS INCORPORATED+                                                                             2,331,440
                                                                                                               ---------------

ELECTRIC, GAS & SANITARY SERVICES - 0.43%
   223,000  CASELLA WASTE SYSTEMS INCORPORATED+                                                                      2,481,990
                                                                                                               ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.66%
   679,900  ADAPTEC INCORPORATED+                                                                                    5,344,014
   220,000  AEROFLEX INCORPORATED+                                                                                   2,420,000
   202,500  BENCHMARK ELECTRONICS INCORPORATED+                                                                      3,345,300
   187,600  CYMER INCORPORATED+                                                                                      3,142,300
   275,100  DSP GROUP INCORPORATED+                                                                                  5,488,245
   559,800  FINISAR CORPORATION+                                                                                     2,216,808
   111,200  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             3,725,200
    57,300  HARRIS CORPORATION                                                                                       1,823,286
   198,000  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                               3,983,760
   279,900  KEMET CORPORATION+                                                                                       4,607,154
   509,000  OAK TECHNOLOGY INCORPORATED+                                                                             3,970,200
   220,600  PHOTRONICS INCORPORATED+                                                                                 4,070,070
   239,300  PIXELWORKS INCORPORATED+                                                                                 3,015,180
   115,200  PLEXUS CORPORATION+                                                                                      2,716,416

                                                                                                                    49,867,933
                                                                                                               ---------------

                                       123

SHARES      SECURITY NAME                                                                                             VALUE

EENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 1.70%
    92,800  CELGENE CORPORATION+                                                                               $     2,452,704
   147,500  CEPHALON INCORPORATED+                                                                                   7,357,300

                                                                                                                     9,810,004
                                                                                                               ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.51%
   413,200  TOWER AUTOMOTIVE INCORPORATED+                                                                           2,962,644
                                                                                                               ---------------

FOOD & KINDRED PRODUCTS - 2.22%
   239,100  CONSTELLATION BRANDS INCORPORATED+                                                                       9,960,906
   293,000  TOPPS COMPANY INCORPORATED+                                                                              2,812,800

                                                                                                                    12,773,706
                                                                                                               ---------------

FURNITURE & FIXTURES - 0.48%
   101,200  LEAR CORPORATION+                                                                                        2,734,424
                                                                                                               ---------------

HEALTH SERVICES - 10.76%
   621,100  CAREMARK RX INCORPORATED+                                                                               10,359,948
   572,600  HEALTH MANAGEMENT ASSOCIATES INCORPORATED+                                                              11,887,176
   272,000  LINCARE HOLDINGS INCORPORATED+                                                                           7,227,040
   337,700  MAGELLAN HEALTH SERVICES INCORPORATED+                                                                   3,873,419
   269,500  MANOR CARE INCORPORATED+                                                                                 7,572,950
   169,000  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                    6,893,510
   189,100  REHABCARE GROUP INCORPORATED+                                                                            8,227,741
   186,600  SYNCOR INTERNATIONAL CORPORATION+                                                                        5,939,478

                                                                                                                    61,981,262
                                                                                                               ---------------

INDUSTRIAL & COMMERCIAL MACHINERY AND COMPUTER EQUIPMENT - 3.43%
   811,100  EIDOS PLC ADR                                                                                            1,784,420
   479,300  JOY GLOBAL INCORPORATED+                                                                                 7,117,605
   142,500  STEWART & STEVENSON SERVICES INCORPORATED                                                                3,431,400
   333,600  STORAGE TECHNOLOGY CORPORATION+                                                                          4,186,680
    50,000  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                     3,207,500

                                                                                                                    19,727,605
                                                                                                               ---------------

INSURANCE CARRIERS - 10.13%
   257,600  AMERICAN FINANCIAL GROUP INCORPORATED                                                                    5,718,720
   165,300  ANNUITY AND LIFE RE (HOLDINGS) LIMITED                                                                   5,611,935
   122,300  BERKLEY WR CORPORATION                                                                                   5,870,400
   174,400  FIDELITY NATIONAL FINANCIAL INCORPORATED                                                                 4,689,616
   244,000  HCC INSURANCE HOLDINGS INCORPORATED                                                                      6,417,200
   329,800  MID ATLANTIC MEDICAL SERVICES+                                                                           6,925,800
   302,100  OHIO CASUALTY CORPORATION                                                                                3,924,279
   386,900  OLD REPUBLIC INTERNATIONAL CORPORATION                                                                  10,140,649
   208,600  SELECTIVE INSURANCE GROUP INCORPORATED                                                                   4,866,638
   308,000  UICI+                                                                                                    4,198,040

                                                                                                                    58,363,277
                                                                                                               ---------------

                                       124

SHARES      SECURITY NAME                                                                                             VALUE

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.86%
   265,050  CONMED CORPORATION+                                                                                $     4,691,385
   176,000  HAEMONETICS CORPORATION+                                                                                 6,091,360
   282,000  LUMENIS LIMITED+                                                                                         5,662,560

                                                                                                                    16,445,305
                                                                                                               ---------------

MISCELLANEOUS RETAIL - 1.38%
    93,100  BARNES & NOBLE INCORPORATED+                                                                             3,360,910
   162,000  MSC INDUSTRIAL DIRECT COMPANY INCORPORATED+                                                              2,580,660
   287,700  PETSMART INCORPORATED+                                                                                   2,025,408

                                                                                                                     7,966,978
                                                                                                               ---------------

MOTION PICTURES - 0.32%
   425,400  CNET NETWORKS INCORPORATED+                                                                              1,829,220
                                                                                                               ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.78%
   196,700  CNF INCORPORATED                                                                                         4,490,661
                                                                                                               ---------------

NONDEPOSITORY CREDIT INSTITUTIONS - 0.93%
   169,100  AMERICREDIT CORPORATION+                                                                                 5,346,942
                                                                                                               ---------------

OIL & GAS EXTRACTION - 3.49%
   710,300  PETROLEUM GEO-SERVICES ADR+                                                                              4,474,890
   496,500  PIONEER NATURAL RESOURCES COMPANY+                                                                       7,065,195
   242,300  SPINNAKER EXPLORATION COMPANY+                                                                           8,572,574

                                                                                                                    20,112,659
                                                                                                               ---------------

PAPER & ALLIED PRODUCTS - 4.11%
   239,900  BOISE CASCADE CORPORATION                                                                                7,077,050
   169,500  CHESAPEAKE CORPORATION                                                                                   4,381,575
   747,400  DOMTAR INCORPORATED                                                                                      5,605,500
   139,400  TEMPLE-INLAND INCORPORATED                                                                               6,620,106

                                                                                                                    23,684,231
                                                                                                               ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.81%
   131,500  SUNOCO INCORPORATED                                                                                      4,681,400
                                                                                                               ---------------

PRIMARY METAL INDUSTRIES - 1.02%
   698,400  AK STEEL HOLDING CORPORATION                                                                             5,901,480
                                                                                                               ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.68%
   305,400  BELO CORPORATION                                                                                         4,898,616
   399,300  KANSAS CITY SOUTHERN INDUSTRIES INCORPORATED+                                                            4,791,600

                                                                                                                     9,690,216
                                                                                                               ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.30%
   114,200  ROYAL GROUP TECHNOLOGIES LIMITED+                                                                        1,726,704
                                                                                                               ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.50%
   798,900  E-TRADE GROUP INCORPORATED+                                                                              4,833,345
   388,600  INSTINET GROUP INCORPORATED+                                                                             3,804,394

                                                                                                                     8,637,739
                                                                                                               ---------------

                                       125

SHARES      SECURITY NAME                                                                                             VALUE

TRANSPORTATION BY AIR - 0.79%
    217,900 MESA AIR GROUP INCORPORATED+                                                                       $       710,354
    229,600 SKYWEST INCORPORATED                                                                                     3,838,912

                                                                                                                     4,549,266
                                                                                                               ---------------

TRANSPORTATION EQUIPMENT - 1.65%
    480,500 AUTOLIV INCORPORATED                                                                                     7,563,070
     84,300 TRIUMPH GROUP INCORPORATED+                                                                              1,964,190

                                                                                                                     9,527,260
                                                                                                               ---------------

WHOLESALE TRADE - DURABLE GOODS - 0.89%
    235,900 OMNICARE INCORPORATED                                                                                    5,149,697
                                                                                                               ---------------

WHOLESALE TRADE - NONDURABLE GOODS - 1.95%
    139,400 HENRY SCHEIN INCORPORATED+                                                                               5,380,840
    192,300 SCHOOL SPECIALTY INCORPORATED+                                                                           5,876,688

                                                                                                                    11,257,528
                                                                                                               ---------------

TOTAL COMMON STOCK (COST $564,667,084)                                                                             545,334,833
                                                                                                               ---------------

PRINCIPAL                                                                                INTEREST RATE MATURITY DATE

SHORT-TERM INVESTMENTS - 3.19%

REPURCHASE AGREEMENTS - 3.19%
$18,369,857 BANKAMERICA NT & SA - 102% COLLATERALIZED BY US
            GOVERNMENT SECURITIES                                                              3.40%    10/1/01     18,369,857
                                                                                                               ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $18,369,857)                                                                     18,369,857
                                                                                                               ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $583,036,941)*                            97.87%                                                         $   563,704,690
OTHER ASSETS AND LIABILITIES, NET                2.13                                                               12,294,848
                                               ------                                                          ---------------
TOTAL NET ASSETS                               100.00%                                                         $   575,999,538
                                               ------                                                          ---------------

+  NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $593,660,415 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $ 55,245,115
   GROSS UNREALIZED DEPRECIATION                                  (85,200,840)
                                                                 ------------
   NET UNREALIZED DEPRECIATION                                   $(29,955,725)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SMALL COMPANY VALUE PORTFOLIO

SHARES      SECURITY NAME                                                                                             VALUE

COMMON STOCK - 88.17%

AMUSEMENT & RECREATION SERVICES - 1.14%
    20,200  ANCHOR GAMING+                                                                                     $       838,300
    41,300  BALLY TOTAL FITNESS HOLDING CORPORATION+                                                                   838,803

                                                                                                                     1,677,103
                                                                                                               ---------------

APPAREL & ACCESSORY STORES - 1.85%
    62,590  AMERICAN EAGLE OUTFITTERS INCORPORATED+                                                                  1,245,541
    49,490  CHRISTOPHER & BANKS CORPORATION+                                                                         1,490,144

                                                                                                                     2,735,685
                                                                                                               ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.61%
    93,742  PHILLIPS-VAN HEUSEN CORPORATION                                                                            928,046
    85,798  TROPICAL SPORTSWEAR INTERNATIONAL CORPORATION+                                                           1,454,276

                                                                                                                     2,382,322
                                                                                                               ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.53%
    77,866  DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                                              774,767
                                                                                                               ---------------

BUSINESS SERVICES - 2.09%
    97,960  EFUNDS CORPORATION+                                                                                      1,631,034
   444,100  KANA SOFTWARE INCORPORATED+                                                                                159,876
   196,600  MODIS PROFESSIONAL SERVICES+                                                                               786,400
    71,680  TAKE-TWO INTERACTIVE SOFTWARE+                                                                             506,778

                                                                                                                     3,084,088
                                                                                                               ---------------

CHEMICALS & ALLIED PRODUCTS - 8.33%
   165,900  AGRIUM INCORPORATED                                                                                      1,612,548
    78,000  ALPHARMA INCORPORATED                                                                                    2,246,400
   148,500  CROMPTON CORPORATION                                                                                     1,029,105
    48,770  CYTEC INDUSTRIES INCORPORATED+                                                                           1,129,026
    52,370  H B FULLER COMPANY                                                                                       2,398,546
    95,570  NOVA CHEMICALS CORPORATION                                                                               1,560,658
   362,370  USEC INCORPORATED                                                                                        2,330,039

                                                                                                                    12,306,322
                                                                                                               ---------------

COMMUNICATIONS - 0.51%
    39,660  ADTRAN INCORPORATED+                                                                                       757,506
                                                                                                               ---------------

CONSTRUCTION-SPECIAL TRADE CONTRACTORS - 1.55%
   126,358  DYCOM INDUSTRIES INCORPORATED+                                                                           1,465,753
    48,700  INSITUFORM TECHNOLOGIES - Class A+                                                                         830,335

                                                                                                                     2,296,088
                                                                                                               ---------------

                                       127

SHARES      SECURITY NAME                                                                                             VALUE

DEPOSITORY INSTITUTIONS - 9.30%
    48,425  CITIZENS BANKING CORPORATION                                                                       $     1,553,474
    81,505  COMMERCIAL FEDERAL CORPORATION                                                                           1,978,126
   149,000  GOLD BANC CORPORATION INCORPORATED                                                                       1,160,710
    91,960  PACIFIC CENTURY FINANCIAL CORPORATION                                                                    2,149,105
    48,468  PACIFIC NORTHWEST BANCORP                                                                                  986,324
    58,500  PFF BANCORP INCORPORATED                                                                                 1,608,750
   128,200  RIGGS NATIONAL CORPORATION                                                                               1,987,100
   176,260  WAYPOINT FINANCIAL CORPORATION                                                                           2,331,920

                                                                                                                    13,755,509
                                                                                                               ---------------

EATING & DRINKING PLACES - 0.49%
    67,125  LONE STAR STEAKHOUSE+& Saloon                                                                              724,950
                                                                                                               ---------------

ELECTRIC, GAS & SANITARY SERVICES - 6.98%
    79,900  ALLETE INCORPORATED                                                                                      2,048,636
   142,594  COVANTA ENERGY CORPORATION+                                                                              1,665,498
   171,171  EL PASO ELECTRIC COMPANY+                                                                                2,250,899
    63,645  UGI CORPORATION                                                                                          1,724,780
    16,761  UIL HOLDINGS CORPORATION                                                                                   799,332
    53,245  WPS RESOURCES CORPORATION                                                                                1,836,953

                                                                                                                    10,326,098
                                                                                                               ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.61%
    82,693  ACTEL CORPORATION+                                                                                       1,468,628
    42,370  BENCHMARK ELECTRONICS INCORPORATED+                                                                        699,952
    58,244  CTS CORPORATION                                                                                            860,264
    41,750  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             1,398,625
    77,300  TECHNITROL INCORPORATED                                                                                  1,723,790
    49,100  THREE-FIVE SYSTEMS INCORPORATED+                                                                           782,654
    36,520  TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                     701,184
    53,300  ULTICOM INCORPORATED+                                                                                      430,664
    70,360  ZORAN CORPORATION+                                                                                       1,704,119

                                                                                                                     9,769,880
                                                                                                               ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.53%
   132,377  GRIFFON CORPORATION+                                                                                     1,614,999
    89,250  TOWER AUTOMOTIVE INCORPORATED+                                                                             639,923

                                                                                                                     2,254,922
                                                                                                               ---------------

FOOD & KINDRED PRODUCTS - 2.32%
   159,476  TOPPS COMPANY INCORPORATED+                                                                              1,530,970
    82,460  TRIARC COS INCORPORATED+                                                                                 1,904,826

                                                                                                                     3,435,796
                                                                                                               ---------------

                                       128

SHARES      SECURITY NAME                                                                                             VALUE

FOOD STORES - 2.89%
   116,800  PATHMARK STORES INCORPORATED+                                                                      $     2,779,840
    97,363  RUDDICK CORPORATION                                                                                      1,489,654

                                                                                                                     4,269,494
                                                                                                               ---------------

GENERAL MERCHANDISE STORES - 1.35%
   146,470  SAKS INCORPORATED+                                                                                         732,350
   152,252  SHOPKO STORES INCORPORATED+                                                                              1,262,169

                                                                                                                     1,994,519
                                                                                                               ---------------

HEALTH SERVICES - 3.34%
   178,710  BEVERLY ENTERPRISES INCORPORATED+                                                                        1,822,842
   374,920  SIERRA HEALTH SERVICES INCORPORATED+                                                                     3,111,836

                                                                                                                     4,934,678
                                                                                                               ---------------

HOLDING & OTHER INVESTMENT OFFICES - 1.21%
    78,820  ALLIED CAPITAL CORPORATION                                                                               1,793,155
                                                                                                               ---------------

INDUSTRIAL AND COMMERCIAL MACHINERY AND COMPUTER EQUIPMENT - 5.04%
   128,445  ASTEC INDUSTRIES INCORPORATED+                                                                           1,671,069
   107,500  GRANT PRIDECO INCORPORATED+                                                                                654,675
   141,800  JOY GLOBAL INCORPORATED+                                                                                 2,105,730
    57,560  MILACRON INCORPORATED                                                                                      688,418
    47,706  NORTEK INCORPORATED+                                                                                     1,028,064
    72,640  TEREX CORPORATION+                                                                                       1,293,718

                                                                                                                     7,441,674
                                                                                                               ---------------

INSURANCE CARRIERS - 5.11%
    61,400  AMERUS GROUP COMPANY                                                                                     2,161,280
    73,478  HARLEYSVILLE GROUP INCORPORATED                                                                          1,762,737
   101,216  HEALTH NET INCORPORATED+                                                                                 1,945,372
    50,720  MONY GROUP INCORPORATED                                                                                  1,679,846

                                                                                                                     7,549,235
                                                                                                               ---------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.57%
    38,200  ARROW INTERNATIONAL INCORPORATED                                                                         1,424,860
    31,600  COHERENT INCORPORATED+                                                                                     897,440

                                                                                                                     2,322,300
                                                                                                               ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.38%
   152,770  CALLAWAY GOLF COMPANY                                                                                    1,955,456
   125,513  HEXCEL CORPORATION+                                                                                        502,052
   196,725  ZOMAX INCORPORATED+                                                                                      1,068,217

                                                                                                                     3,525,725
                                                                                                               ---------------

MISCELLANEOUS RETAIL - 0.43%
   208,140  OFFICEMAX INCORPORATED+                                                                                    634,827
                                                                                                               ---------------

                                       129

SHARES      SECURITY NAME                                                                                             VALUE

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.30%
    69,916  COVENANT TRANSPORTATION INCORPORATED+                                                              $       657,210
    40,750  USFREIGHTWAYS CORPORATION                                                                                1,271,400

                                                                                                                     1,928,610
                                                                                                               ---------------

NONDEPOSITORY CREDIT INSTITUTIONS - 1.10%
    48,890  FEDERAL AGRICULTURAL MORTGAGE CORPORATION+                                                               1,631,948
                                                                                                               ---------------

OIL & GAS EXTRACTION - 0.85%
   221,510  CHESAPEAKE ENERGY CORPORATION+                                                                           1,251,532
                                                                                                               ---------------

PAPER & ALLIED PRODUCTS - 2.41%
    98,520  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                         975,348
   131,130  CARAUSTAR INDUSTRIES INCORPORATED                                                                        1,211,641
    79,424  FIBERMARK INCORPORATED+                                                                                    484,486
    70,020  POPE & TALBOT INCORPORATED                                                                                 896,256

                                                                                                                     3,567,731
                                                                                                               ---------------

PRIMARY METAL INDUSTRIES - 2.50%
   143,285  AK STEEL HOLDING CORPORATION                                                                             1,210,758
    65,640  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                        874,981
    52,300  TEXAS INDUSTRIES INCORPORATED                                                                            1,616,070

                                                                                                                     3,701,809
                                                                                                               ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.84%
   336,455  MAIL-WELL INCORPORATED+                                                                                  1,244,884
                                                                                                               ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.98%
    69,652  SPARTECH CORPORATION                                                                                     1,440,403
                                                                                                               ---------------

TRANSPORTATION BY AIR - 2.60%
    92,270  AIRBORNE INCORPORATED                                                                                      881,179
   206,120  AIRTRAN HOLDINGS INCORPORATED+                                                                             873,949
    70,620  ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                                                 695,607
   168,995  FRONTIER AIRLINES INCORPORATED+                                                                          1,399,279

                                                                                                                     3,850,014
                                                                                                               ---------------

TRANSPORTATION EQUIPMENT - 1.32%
    92,480  FLEETWOOD ENTERPRISES INCORPORATED                                                                       1,033,926
   132,770  WABASH NATIONAL CORPORATION                                                                                916,113

                                                                                                                     1,950,039
                                                                                                               ---------------

TRANSPORTATION SERVICES - 1.35%
    59,360  GATX CORPORATION                                                                                         1,996,870
                                                                                                               ---------------

WHOLESALE TRADE - DURABLE GOODS - 1.06%
    48,411  AVNET INCORPORATED                                                                                         880,596
    31,051  HUGHES SUPPLY INCORPORATED                                                                                 692,437

                                                                                                                     1,573,033
                                                                                                               ---------------

                                       130

SHARES      SECURITY NAME                                                                                             VALUE

WHOLESALE TRADE - NONDURABLE GOODS - 3.70%
    75,895  INTERNATIONAL MULTIFOODS CORPORATION                                                               $     1,449,595
   179,820  NU SKIN ENTERPRISES INCORPORATED                                                                         1,402,596
   129,254  SUPERVALU INCORPORATED                                                                                   2,614,808

                                                                                                                     5,466,999
                                                                                                               ---------------

TOTAL COMMON STOCK (COST $136,732,696)                                                                             130,350,515
                                                                                                               ---------------

REAL ESTATE INVESTMENT TRUST - 10.40%
    58,846  BRANDYWINE REALTY TRUST                                                                                  1,255,204
   114,800  DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                                2,060,660
    41,540  FIRST INDUSTRIAL REALTY TRUST INCORPORATED                                                               1,246,200
   110,940  GLENBOROUGH REALTY TRUST INCORPORATED                                                                    2,056,828
    62,510  HEALTHCARE REALTY TRUST INCORPORATED                                                                     1,594,005
   242,900  HRPT PROPERTIES TRUST                                                                                    1,977,206
    64,320  PRENTISS PROPERTIES TRUST                                                                                1,768,800
    95,790  LASALLE HOTEL PROPERTIES                                                                                   885,100
   111,680  MERISTAR HOSPITALITY CORPORATION                                                                         1,178,224
    33,964  STORAGE USA INCORPORATED                                                                                 1,344,974

TOTAL REAL ESTATE INVESTMENT TRUST (COST $13,302,780)                                                               15,367,201
                                                                                                               ---------------


PRINCIPAL                                                                              INTEREST RATE  MATURITY DATE

SHORT-TERM INVESTMENTS - 2.08%

REPURCHASE AGREEMENTS - 2.08%
$3,076,145  BANKAMERICA NT & SA - 102% COLLATERALIZED BY US
            GOVERNMENT SECURITIES                                                               3.40%    10/1/01     3,076,145
                                                                                                               ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,076,145)                                                                       3,076,145
                                                                                                               ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $153,111,621)*                           100.65%                                                         $   148,793,861
OTHER ASSETS AND LIABILITIES, NET               (0.65)                                                                (955,503)
                                               ------                                                          ---------------
TOTAL NET ASSETS                               100.00%                                                         $   147,838,358
                                               ------                                                          ---------------

+  NON-INCOME PRODUCING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $155,122,212 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $ 14,724,032
   GROSS UNREALIZED DEPRECIATION                                  (21,052,383)
                                                                 ------------
   NET UNREALIZED DEPRECIATION                                   $ (6,328,351)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                      STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2001

                                                                  DISCIPLINED           EQUITY
                                                                       GROWTH           INCOME           INDEX   INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:

    INVESTMENTS AT COST                                          $ 85,196,930   $1,585,197,352  $1,250,322,717   $ 581,770,031
    REPURCHASE AGREEMENTS                                           3,725,607       45,896,288      37,679,689      60,900,650
    NET UNREALIZED APPRECIATION (DEPRECIATION)                       (110,684)     562,777,191     134,449,857    (121,040,522)
                                                                 ------------   --------------  --------------   -------------

TOTAL INVESTMENT AT VALUE                                          88,811,853   $2,193,870,831  $1,422,452,263     521,630,159
                                                                 ------------   --------------  --------------   -------------
   CASH                                                                50,000           50,000          50,000          50,000
   CASH COLLATERAL FOR SECURITIES LOANED                           27,542,037      402,120,123     205,972,681         779,944
   RECEIVABLE FOR FORWARD FOREIGN CURRENCY CONTRACTS                        0                0               0         808,041
   RECEIVABLE FOR INVESTMENTS SOLD                                    214,163                0               0         988,130
   RECEIVABLE FOR DIVIDENDS AND INTEREST                               33,060        4,651,653       1,501,437       2,209,352
   RECEIVABLE FOR DAILY VARIATION MARGIN                                    0                0         835,605               0
                                                                 ------------   --------------  --------------   -------------
TOTAL ASSETS                                                      116,651,113    2,600,692,607   1,630,811,986     526,465,626
                                                                 ------------   --------------  --------------   -------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                2,443,217                0         217,592       9,680,561
   PAYABLE FOR SECURITIES LOANED                                   27,542,037      402,120,123     205,972,681         779,944
   PAYABLE ON FOREIGN CURRENCY CONTRACTS                                    0                0               0         752,248
   PAYABLE TO INVESTMENT ADVISER                                       52,528        1,235,881         143,156         539,892
   ACCRUED EXPENSES AND OTHER LIABILITIES                              29,718           44,044          42,591       1,183,264
                                                                 ------------   --------------  --------------   -------------
TOTAL LIABILITIES                                                  30,067,500      403,400,048     206,376,020      12,935,909
                                                                 ------------   --------------  --------------   -------------
TOTAL NET ASSETS                                                 $ 86,583,613   $2,197,292,559  $1,424,435,966   $ 513,529,717
                                                                 ------------   --------------  --------------   -------------
SECURITIES ON LOAN, AT MARKET VALUE                              $ 26,620,299   $  391,107,678  $  203,640,890   $     750,000

                                       132

                                                                                                         LARGE
                                                                INTERNATIONAL        LARGE CAP         COMPANY       SMALL CAP
                                                                       EQUITY     APPRECIATION          GROWTH           INDEX
------------------------------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:

    INVESTMENTS AT COST                                          $316,025,438   $   69,830,261  $2,249,389,483   $ 158,132,195
    REPURCHASE AGREEMENTS                                          18,936,058        2,018,701      85,631,378      10,091,582
    NET UNREALIZED APPRECIATION (DEPRECIATION)                    (78,180,431)      (3,636,256)    (18,474,089)    (21,927,283)
                                                                 ------------   --------------  --------------   -------------
TOTAL INVESTMENT AT VALUE                                         256,781,065       68,212,706   2,316,546,772     146,296,494
                                                                 ------------   --------------  --------------   -------------
   CASH                                                                50,065                0          50,000          50,000
   CASH COLLATERAL FOR SECURITIES LOANED                           11,825,578                0     304,441,552      35,226,265
   RECEIVABLE FOR FORWARD FOREIGN CURRENCY CONTRACTS                        0                0               0               0
   RECEIVABLE FOR INVESTMENTS SOLD                                    388,778        3,898,680               0               0
   RECEIVABLE FOR DIVIDENDS AND INTEREST                              766,675           69,390         607,612          81,461
   RECEIVABLE FOR DAILY VARIATION MARGIN                                    0                0               0         281,300
                                                                 ------------   --------------  --------------   -------------
TOTAL ASSETS                                                      269,812,161       72,180,776   2,621,645,936     181,935,520
                                                                 ------------   --------------  --------------   -------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                        0        4,029,241               0               0
   PAYABLE FOR SECURITIES LOANED                                   11,825,578                0     304,441,552      35,226,265
   PAYABLE ON FOREIGN CURRENCY CONTRACTS                                    0                0               0               0
   PAYABLE TO INVESTMENT ADVISER                                      258,515           33,314       1,477,245          34,189
   ACCRUED EXPENSES AND OTHER LIABILITIES                             413,834            3,586         103,957          24,713
                                                                 ------------   --------------  --------------   -------------
TOTAL LIABILITIES                                                  12,497,927        4,066,141     306,022,754      35,285,167
                                                                 ------------   --------------  --------------   -------------
TOTAL NET ASSETS                                                 $257,314,234   $   68,114,635  $2,315,623,182   $ 146,650,353
                                                                 ------------   --------------  --------------   -------------
SECURITIES ON LOAN, AT MARKET VALUE                              $ 10,984,245   $         0.00  $  303,976,454   $  34,387,696

                                                                                         SMALL           SMALL
                                                                    SMALL CAP          COMPANY         COMPANY
                                                                        VALUE           GROWTH           VALUE
--------------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:

    INVESTMENTS AT COST                                          $121,223,759   $  564,667,084  $  150,035,476
    REPURCHASE AGREEMENTS                                          37,639,977       18,369,857       3,076,145
    NET UNREALIZED APPRECIATION (DEPRECIATION)                      1,592,641      (19,332,251)     (4,317,760)
                                                                 ------------   --------------  --------------
TOTAL INVESTMENT AT VALUE                                         160,456,377      563,704,690     148,793,861
                                                                 ------------   --------------  --------------
   CASH                                                                50,000           50,000          50,000
   CASH COLLATERAL FOR SECURITIES LOANED                           24,878,564       93,957,033      13,562,489
   RECEIVABLE FOR FORWARD FOREIGN CURRENCY CONTRACTS                        0                0               0
   RECEIVABLE FOR INVESTMENTS SOLD                                 10,203,436       22,118,183       2,048,279
   RECEIVABLE FOR DIVIDENDS AND INTEREST                               21,196          116,959         277,480
   RECEIVABLE FOR DAILY VARIATION MARGIN                                    0                0               0
                                                                 ------------   --------------  --------------
TOTAL ASSETS                                                      195,609,573      679,946,865     164,732,109
                                                                 ------------   --------------  --------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                1,911,119        9,477,227       3,199,128
   PAYABLE FOR SECURITIES LOANED                                   24,878,564       93,957,033      13,562,489
   PAYABLE ON FOREIGN CURRENCY CONTRACTS                                    0                0               0
   PAYABLE TO INVESTMENT ADVISER                                      127,468          469,336          94,025
   ACCRUED EXPENSES AND OTHER LIABILITIES                              64,745           43,731          38,109
                                                                 ------------   --------------  --------------
TOTAL LIABILITIES                                                  26,981,896      103,947,327      16,893,751
                                                                 ------------   --------------  --------------
TOTAL NET ASSETS                                                 $168,627,677   $  575,999,538  $  147,838,358
                                                                 ------------   --------------  --------------
SECURITIES ON LOAN, AT MARKET VALUE                              $ 23,732,059   $   90,316,396  $   12,612,044

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Core Portfolios Statement Of Operations - For the year ended September 30,
2001

                                                                  DISCIPLINED           EQUITY
                                                                       GROWTH           INCOME           INDEX   INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                                     $  1,191,105   $   46,939,755  $   20,097,176   $   8,679,625(1)
   INTEREST                                                           258,022        1,310,870       1,907,792       1,636,673
   SECURITIES LENDING                                                  53,184          294,380         342,304         506,925
                                                                 ------------   --------------  --------------   -------------
TOTAL INVESTMENT INCOME                                             1,502,311       48,545,005      22,347,272      10,823,223
                                                                 ------------   --------------  --------------   -------------
EXPENSES
   ADVISORY FEES                                                    1,288,061       18,482,986       2,459,825       6,166,736
   CUSTODY                                                             34,348          492,880         327,977       1,546,496
   ACCOUNTING                                                          73,010          144,678         122,055         105,657
   LEGAL                                                                1,127           25,520           6,998          78,132
   AUDIT                                                               15,100           19,700          19,700          24,100
   DIRECTORS' FEES                                                      4,171            4,171           4,171           4,171
   OTHER                                                                2,830           60,095          40,052          64,350
                                                                 ------------   --------------  --------------   -------------
TOTAL EXPENSES                                                      1,418,647       19,230,030       2,980,778       7,989,642
                                                                 ------------   --------------  --------------   -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                               (172,711)      (2,505,886)       (845,233)        (92,530)
   NET EXPENSES                                                     1,245,936       16,724,144       2,135,545       7,897,112
                                                                 ------------   --------------  --------------   -------------
NET INVESTMENT INCOME (LOSS)                                          256,375       31,820,861      20,211,727       2,926,111
                                                                 ------------   --------------  --------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
    SECURITIES                                                       (889,226)      94,371,078       1,173,261     (57,790,516)
    FOREIGN CURRENCY TRANSACTIONS                                           0             (291)              0      14,279,494
    FINANCIAL FUTURES TRANSACTIONS                                          0                0     (15,235,174)              0
                                                                 ------------   --------------  --------------   -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                            (889,226)      94,370,787     (14,061,913)    (43,511,022)
                                                                 ------------   --------------  --------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   SECURITIES                                                     (32,002,569)    (335,401,165)   (503,728,375)   (150,243,106)
   FOREIGN CURRENCY TRANSACTIONS                                            0            4,572               0        (775,283)
   FINANCIAL FUTURES TRANSACTIONS                                           0                0       2,136,400               0
                                                                 ------------   --------------  --------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS                                                    (32,002,569)    (335,396,593)   (501,591,975)   (151,018,389)
                                                                 ------------   --------------  --------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS            (32,891,795)    (241,025,806)   (515,653,888)   (194,529,411)
                                                                 ------------   --------------  --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $(32,635,420)  $ (209,204,945)  $(495,442,161)  $(191,603,300)
                                                                 ------------   --------------  --------------   -------------

                                      134

                                                                                                         LARGE
                                                                INTERNATIONAL        LARGE CAP         COMPANY       SMALL CAP
                                                                       EQUITY     APPRECIATION(2)       GROWTH           INDEX
INVESTMENT INCOME
   DIVIDENDS                                                     $  3,575,121(1)$       84,425  $    10,347,298  $   1,157,808
   INTEREST                                                         1,654,429           29,988        3,255,227        867,121
   SECURITIES LENDING                                                 196,594                0          394,950         76,245
                                                                 ------------   --------------  ---------------  -------------
TOTAL INVESTMENT INCOME                                             5,426,144          114,413       13,997,475      2,101,174
                                                                 ------------   --------------  ---------------  -------------
EXPENSES
   ADVISORY FEES                                                    2,946,621           35,877       21,408,514        429,420
   CUSTODY                                                            736,655            1,025          570,894         34,354
   ACCOUNTING                                                          71,444            2,306          146,902         68,786
   LEGAL                                                               71,012              461           17,564          2,727
   AUDIT                                                               24,100               66           18,100         15,900
   DIRECTORS' FEES                                                      4,171              343            4,171          4,171
   OTHER                                                               26,988              410          122,351         11,383
                                                                 ------------   --------------  ---------------  -------------
TOTAL EXPENSES                                                      3,880,991           40,488       22,288,496        566,741
                                                                 ------------   --------------  ---------------  -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                               (136,026)          (3,588)          (4,908)        (8,325)
   NET EXPENSES                                                     3,744,965           36,900       22,283,588        558,416
                                                                 ------------   --------------  ---------------  -------------
NET INVESTMENT INCOME (LOSS)                                        1,681,179           77,513       (8,286,113)     1,542,758
                                                                 ------------   --------------  ---------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
    SECURITIES                                                    (13,142,174)      (1,752,421)     (12,671,689)     8,228,310
    FOREIGN CURRENCY TRANSACTIONS                                     (23,667)               0                0              0
    FINANCIAL FUTURES TRANSACTIONS                                          0                0                0     (4,354,354)
                                                                 ------------   --------------  ---------------  -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                         (13,165,841)      (1,752,421)     (12,671,689)     3,873,956
                                                                 ------------   --------------  --------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   SECURITIES                                                     (86,714,162)      (3,636,256)  (1,385,879,338)   (26,507,991)
   FOREIGN CURRENCY TRANSACTIONS                                       11,786                0                0              0
   FINANCIAL FUTURES TRANSACTIONS                                           0                0                0        780,676
                                                                 ------------   --------------  ---------------  -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS                                                   (86,702,376)      (3,636,256)  (1,385,879,338)   (25,727,315)
                                                                 ------------   --------------  ---------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS            (99,868,217)      (5,388,677)  (1,398,551,027)   (21,853,359)
                                                                 ------------   --------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $(98,187,038)  $   (5,311,164) $(1,406,837,140) $ (20,310,601)
                                                                 ------------   --------------  ---------------  -------------
                                                                                           SMALL         SMALL
                                                                    SMALL CAP            COMPANY       COMPANY
                                                                        VALUE             GROWTH        GROWTH
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                                     $  1,237,105   $    3,436,985  $    3,350,430
   INTEREST                                                           963,348        1,649,587         287,394
   SECURITIES LENDING                                                 193,087          262,637          35,757
                                                                 ------------   --------------  --------------
TOTAL INVESTMENT INCOME                                             2,393,540        5,349,209       3,673,581
                                                                 ------------   --------------  --------------
EXPENSES
   ADVISORY FEES                                                    1,810,122        6,225,737       1,566,993
   CUSTODY                                                             40,225          138,350          34,822
   ACCOUNTING                                                          66,679           94,193          76,502
   LEGAL                                                                  727           11,937             194
   AUDIT                                                               15,100           17,600          17,600
   DIRECTORS' FEES                                                      4,171            4,171           4,171
   OTHER                                                                2,993           25,012             781
                                                                 ------------   --------------  --------------
TOTAL EXPENSES                                                      1,940,017        6,517,000       1,701,063
                                                                 ------------   --------------  --------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                               (272,718)          (7,894)       (328,257)
   NET EXPENSES                                                     1,667,299        6,509,106       1,372,806
                                                                 ------------   --------------  --------------
NET INVESTMENT INCOME (LOSS)                                          726,241       (1,159,897)      2,300,775
                                                                 ------------   --------------  --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
    SECURITIES                                                     (2,982,909)     (48,941,530)     36,231,040
    FOREIGN CURRENCY TRANSACTIONS                                           0                0               0
    FINANCIAL FUTURES TRANSACTIONS                                          0                0               0
                                                                 ------------   --------------  --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                          (2,982,909)     (48,941,530)     36,231,040
                                                                 ------------   --------------  --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   SECURITIES                                                     (47,319,992)    (124,708,498)    (18,142,225)
   FOREIGN CURRENCY TRANSACTIONS                                          (33)               0               0
   FINANCIAL FUTURES TRANSACTIONS                                           0                0               0
                                                                 ------------   --------------  --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS                                                   (47,320,025)    (124,708,498)    (18,142,225)
                                                                 ------------   --------------  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS            (50,302,934)    (173,650,028)     18,088,815
                                                                 ------------   --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $(49,576,693)  $ (174,809,925) $   20,389,590
                                                                 ------------   --------------  --------------

(1) NET OF FOREIGN WITHHOLDING TAXES OF $1,106,929 FOR THE INTERNATIONAL PORTFOLIO AND $400,350 FOR THE INTERNATIONAL EQUITY PORTFOLIO
(2) THIS PORTFOLIO COMMENCED OPERATIONS ON AUGUST 31, 2001

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                               DISCIPLINED GROWTH                        EQUITY INCOME
                                                    --------------------------------------  --------------------------------------
                                                               FOR THE             FOR THE             FOR THE             FOR THE
                                                            YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    SEPTEMBER 30, 2001  SEPTEMBER 30, 2000  SEPTEMBER 30, 2001  SEPTEMBER 30, 2000
----------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                  $    192,689,294    $    201,399,232    $  2,601,207,077    $  2,454,562,674
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                256,375             407,818          31,820,861          36,419,586
   NET REALIZED GAIN (LOSS) FROM
     INVESTMENTS SOLD                                         (889,226)         36,048,944          94,370,787          79,715,569
   NET CHANGE IN UNREALIZED
     APPRECIATION (DEPRECIATION)
     OF INVESTMENTS                                        (32,002,569)            751,040        (335,396,593)        (81,395,684)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                         (32,635,420)         37,207,802        (209,204,945)         34,739,471
                                                      -----------------   -----------------   -----------------   -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
     CONTRIBUTIONS                                          36,858,544          28,631,169         152,274,264         578,510,587
     WITHDRAWALS                                          (110,328,805)        (74,548,909)       (346,983,837)       (466,605,655)
                                                      -----------------   -----------------   -----------------   -----------------

NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS                         (73,470,261)        (45,917,740)       (194,709,573)        111,904,932
                                                      -----------------   -----------------   -----------------   -----------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                                 (106,105,681)         (8,709,938)       (403,914,518)        146,644,403
                                                      -----------------   -----------------   -----------------   -----------------

ENDING NET ASSETS                                     $     86,583,613    $    192,689,294    $  2,197,292,559    $  2,601,207,077
                                                      -----------------   -----------------   -----------------   -----------------

                                          LARGE CAP
                                        APPRECIATION(1)           LARGE COMPANY GROWTH                     SMALL CAP INDEX
                                     ------------------ ------------------------------------- -------------------------------------
                                                FOR THE            FOR THE            FOR THE            FOR THE            FOR THE
                                             YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                     SEPTEMBER 30, 2001 SEPTEMBER 30, 2001 SEPTEMBER 30, 2000 SEPTEMBER 30, 2001 SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                   $              -   $  3,234,783,066   $  2,038,377,260   $    182,875,588   $    154,386,892
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                  77,513         (8,286,113)        (8,546,168)         1,542,758          1,785,608
   NET REALIZED GAIN (LOSS) FROM
     INVESTMENTS SOLD                        (1,752,421)       (12,671,689)        78,004,123          3,873,956         15,956,163
   NET CHANGE IN UNREALIZED
     APPRECIATION (DEPRECIATION)
     OF INVESTMENTS                          (3,636,256)    (1,385,879,338)       623,998,476        (25,727,315)        18,526,984
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                                (5,311,164)    (1,406,837,140)       693,456,431        (20,310,601)        36,268,755
                                       -----------------  -----------------  -----------------  -----------------  -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL
   INTERESTS
     CONTRIBUTIONS                           77,279,799        688,447,499        923,765,637         26,321,734         38,490,955
     WITHDRAWALS                             (3,854,000)      (200,770,243)      (420,816,262)       (42,236,368)       (46,271,014)
                                       -----------------  -----------------  -----------------  -----------------  -----------------

NET INCREASE (DECREASE) FROM
   TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS                      73,425,799        487,677,256        502,949,375        (15,914,634)        (7,780,059)
                                       -----------------  -----------------  -----------------  -----------------  -----------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                    68,114,635       (919,159,884)     1,196,405,806        (36,225,235)        28,488,696
                                       -----------------  -----------------  -----------------  -----------------  -----------------

ENDING NET ASSETS                      $     68,114,635   $  2,315,623,182   $  3,234,783,066   $    146,650,353   $    182,875,588
                                       -----------------  -----------------  -----------------  -----------------  -----------------

                                       136

                                                                      INDEX                                  INTERNATIONAL
                                                    --------------------------------------   -------------------------------------
                                                               FOR THE             FOR THE             FOR THE             FOR THE
                                                            YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    SEPTEMBER 30, 2001  SEPTEMBER 30, 2000  SEPTEMBER 30, 2001  SEPTEMBER 30, 2000
                                                    -------------------------------------------------------------------------------
BEGINNING NET ASSETS                                  $  1,799,244,320    $  1,583,558,662    $    696,414,669    $    803,919,481
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                             20,211,727          20,208,840           2,926,111           1,285,172
   NET REALIZED GAIN (LOSS) FROM
     INVESTMENTS SOLD                                      (14,061,913)         77,692,490         (43,511,022)        188,963,963
   NET CHANGE IN UNREALIZED
     APPRECIATION (DEPRECIATION)
     OF INVESTMENTS                                       (501,591,975)        113,818,829         (151,018,389)       (64,119,300)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        (495,442,161)        211,720,159         (191,603,300)       126,129,835
                                                      -----------------   -----------------   ------------------  -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
     CONTRIBUTIONS                                         249,152,143         230,919,882          126,578,797        191,483,305
     WITHDRAWALS                                          (128,518,336)       (226,954,383)        (117,860,449)      (425,117,952)
                                                      -----------------   -----------------   ------------------  -----------------

NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS                         120,633,807           3,965,499            8,718,348       (233,634,647)
                                                      -----------------   -----------------   ------------------  -----------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                                 (374,808,354)        215,685,658         (182,884,952)      (107,504,812)
                                                      -----------------   -----------------   ------------------  -----------------

ENDING NET ASSETS                                     $  1,424,435,966    $  1,799,244,320    $    513,529,717    $    696,414,669
                                                      -----------------   -----------------   ------------------  -----------------


                                                                 SMALL CAP VALUE                       SMALL COMPANY GROWTH
                                                    --------------------------------------   -------------------------------------
                                                               FOR THE             FOR THE             FOR THE             FOR THE
                                                            YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    SEPTEMBER 30, 2001  SEPTEMBER 30, 2000  SEPTEMBER 30, 2001  SEPTEMBER 30, 2000
                                                    -------------------------------------------------------------------------------
BEGINNING NET ASSETS                                  $    225,883,004    $    173,026,520    $    785,000,460    $    667,576,772
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                726,241             157,541          (1,159,897)         (2,173,748)
   NET REALIZED GAIN (LOSS) FROM
     INVESTMENTS SOLD                                       (2,982,909)         17,965,269         (48,941,530)        182,508,596
   NET CHANGE IN UNREALIZED
     APPRECIATION (DEPRECIATION)
     OF INVESTMENTS                                        (47,320,025)         25,367,721        (124,708,498)         44,204,908
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                                              (49,576,693)         43,490,531        (174,809,925)        224,539,756
                                                      -----------------   -----------------   ------------------  -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL
   INTERESTS
     CONTRIBUTIONS                                          41,563,601          65,107,528          79,317,915         102,175,790
     WITHDRAWALS                                           (49,242,235)        (55,741,575)       (113,508,912)       (209,291,858)
                                                      -----------------   -----------------   ------------------  -----------------

NET INCREASE (DECREASE) FROM
   TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS                                     (7,678,634)          9,365,953         (34,190,997)       (107,116,068)
                                                      -----------------   -----------------   ------------------  -----------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                                  (57,255,327)         52,856,484        (209,000,922)        117,423,688
                                                      -----------------   -----------------   ------------------  -----------------

ENDING NET ASSETS                                     $    168,627,677    $    225,883,004    $    575,999,538    $    785,000,460
                                                      -----------------   -----------------   ------------------  -----------------


                                                                 INTERNATIONAL EQUITY
                                                    --------------------------------------
                                                               FOR THE             FOR THE
                                                            YEAR ENDED          YEAR ENDED
                                                    SEPTEMBER 30, 2001  SEPTEMBER 30, 2000
                                                    --------------------------------------
BEGINNING NET ASSETS                                  $    316,235,786    $    150,544,960
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                              1,681,179             174,504
   NET REALIZED GAIN (LOSS) FROM
     INVESTMENTS SOLD                                      (13,165,841)         45,866,090
   NET CHANGE IN UNREALIZED
     APPRECIATION (DEPRECIATION)
     OF INVESTMENTS                                        (86,702,376)         (9,996,901)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                         (98,187,038)         36,043,693
                                                      -----------------   -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
     CONTRIBUTIONS                                          67,786,926         227,285,108
     WITHDRAWALS                                           (28,521,440)        (97,637,975)
                                                      -----------------   -----------------

NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS                          39,265,486         129,647,133
                                                      -----------------   -----------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                                  (58,921,552)        165,690,826
                                                      -----------------   -----------------

ENDING NET ASSETS                                     $    257,314,234    $    316,235,786
                                                      -----------------   -----------------

                                                                SMALL COMPANY VALUE
                                                    --------------------------------------
                                                               FOR THE             FOR THE
                                                            YEAR ENDED          YEAR ENDED
                                                    SEPTEMBER 30, 2001  SEPTEMBER 30, 2000
                                                    --------------------------------------
BEGINNING NET ASSETS                                  $    183,942,825    $    152,160,571
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                              2,300,775           2,376,720
   NET REALIZED GAIN (LOSS) FROM
     INVESTMENTS SOLD                                       36,231,040           5,290,965
   NET CHANGE IN UNREALIZED
     APPRECIATION (DEPRECIATION)
     OF INVESTMENTS                                        (18,142,225)         17,232,119
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                                               20,389,590          24,899,804
                                                      -----------------   -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL
   INTERESTS
     CONTRIBUTIONS                                          23,177,082          50,248,487
     WITHDRAWALS                                           (79,671,139)        (43,366,037)
                                                      -----------------   -----------------

NET INCREASE (DECREASE) FROM
   TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS                                    (56,494,057)          6,882,450
                                                      -----------------   -----------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                                  (36,104,467)         31,782,254
                                                      -----------------   -----------------

ENDING NET ASSETS                                     $    147,838,358    $    183,942,825
                                                      -----------------   -----------------

(1) THIS FUND COMMENCED OPERATIONS IN AUGUST 31, 2001

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                            FINANCIAL HIGHLIGHTS

                                                                 RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                             -----------------------------------------------
                                                                                                                   PORTFOLIO
                                                                 NET INVESTMENT              NET           GROSS    TURNOVER
                                                                  INCOME (LOSS)         EXPENSES     EXPENSES(1)        RATE
---------------------------------------------------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                  0.15%            0.72%           0.82%           181%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                  0.20%            0.75%           0.84%           106%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                    (0.04)%           0.97%           1.02%            21%
JUNE 1, 1998 TO MAY 31, 1999                                           0.15%            0.97%           1.02%            90%
OCTOBER 1, 1997(2) TO MAY 31, 1998                                     0.55%            1.01%           1.06%            68%

EQUITY INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                  1.29%            0.68%           0.78%             3%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                  1.42%            0.67%           0.76%             9%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                     1.43%            0.54%           0.57%             5%
JUNE 1, 1998 TO MAY 31, 1999                                           1.53%            0.55%           0.57%             3%
JUNE 1, 1997(2) TO MAY 31, 1998                                        1.76%            0.52%           0.57%             3%

INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                  1.23%            0.13%           0.18%             2%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                  1.13%            0.13%           0.18%             8%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                     1.25%            0.18%           0.23%            11%
JUNE 1, 1998 TO MAY 31, 1999                                           1.35%            0.18%           0.23%             4%
JUNE 1, 1997 TO MAY 31, 1998                                           1.60%            0.19%           0.24%             7%
JUNE 1, 1996 TO MAY 31, 1997                                           2.03%            0.11%           0.31%             7%

INTERNATIONAL
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                  0.47%            1.27%           1.29%           144%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                  0.17%            1.24%           1.24%           127%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                     1.79%            0.61%           0.68%            23%
JUNE 1, 1998 TO MAY 31, 1999                                           1.29%            0.61%           0.69%            94%
JUNE 1, 1997 TO MAY 31, 1998                                           1.23%            0.66%           0.68%            37%
JUNE 1, 1996 TO MAY 31, 1997                                           1.53%            0.19%           0.67%            53%

INTERNATIONAL EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                  0.57%            1.27%           1.31%            33%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                  0.06%            1.30%           1.39%            64%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                     0.21%            1.40%           1.40%            11%
FEBRUARY 12, 1999(2) TO MAY 31, 1999                                   1.92%            1.40%           1.45%            12%

LARGE CAP APPRECIATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
AUGUST 31, 2001(2) TO SEPTEMBER 30, 2001                               1.51%(3)         0.72%(3)        0.79%(3)         10%

LARGE COMPANY GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                 (0.29)%           0.78%           0.78%            13%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                 (0.30)%           0.77%           0.77%             9%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                    (0.07)%           0.69%           0.72%             5%
JUNE 1, 1998 TO MAY 31, 1999                                          (0.19)%           0.71%           0.72%            28%
JUNE 1, 1997(2) TO MAY 31, 1998                                       (0.03)%           0.67%           0.73%            13%

SMALL CAP INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                  0.90%            0.32%           0.33%            25%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                  1.03%            0.33%           0.34%            42%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                     0.53%            0.44%           0.50%            23%
JUNE 1, 1998 TO MAY 31, 1999                                           0.76%            0.44%           0.48%            26%
APRIL 9, 1998(2) TO MAY 31, 1998                                       1.04%            0.52%           0.54%             2%

SMALL CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                  0.36%            0.83%           0.96%           131%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                  0.08%            0.68%           1.00%           124%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                    (0.32)%           1.06%           1.10%            49%
JUNE 1, 1998 TO MAY 31, 1999                                          (0.20)%           1.05%           1.10%           108%
OCTOBER 1, 1997(2) TO MAY 31, 1998                                    (0.17)%           1.08%           1.13%            79%

SMALL COMPANY GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                 (0.17)%           0.94%           0.94%           206%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                 (0.28)%           0.94%           0.94%           203%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                    (0.22)%           0.94%           0.98%            55%
JUNE 1, 1998 TO MAY 31, 1999                                          (0.25)%           0.98%           0.98%           154%
JUNE 1, 1997(2) TO MAY 31, 1998                                       (0.41)%           0.93%           0.98%           123%

SMALL COMPANY VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                  1.32%            0.79%           0.97%            90%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                  1.37%            0.81%           1.00%           114%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                     0.83%            1.00%           1.04%            28%
JUNE 1, 1998 TO MAY 31, 1999                                           0.76%            0.99%           1.04%            97%
JUNE 1, 1997(2) TO MAY 31, 1998                                        0.69%            0.99%           1.04%            99%

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 5).

(2) Commencement of operations.

(3) Annualized

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
     Wells Fargo Core Trust ("Core Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Core Trust, created as the successor entity to the Norwest Core Trust, currently has 15 separate investment portfolios. These financial statements present the Disciplined Growth, Equity Income, Index, International, International Equity, Large Cap Appreciation, Large Company Growth, Small Cap Index, Small Cap Value, Small Company Growth, and Small Company Value diversified portfolios (each a "Portfolio" and collectively the "Portfolios").
     Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.
     Concurrent with the establishment of Core Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust. Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust, some of which invest in one or more portfolios of Core Trust, through a tax-free exchange of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
     The following significant accounting policies which are consistently followed by Core Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States ("GAAP") for investment companies.
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the Nasdaq National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Board of Trustees.
     Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.
     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
     Foreign currency amounts are translated into U.S. dollars using the closing rates of exchange as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

FORWARD FOREIGN CURRENCY CONTRACTS
     The International Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect against the effect on the U.S. dollar value of the underlying portfolio or possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

   Fluctuations in the value of such contracts are recorded as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments. The following contracts were held by the International Portfolio during the year ended September 30, 2001:

                                                                                     Net Unrealized
                                                                                     Appreciation/
      Date                Currency                   Value           US $ Value      Depreciation
      11/20/01          JAPANESE YEN           Y  3,291,544,000     $  28,229,365       $   504,690
      11/21/01          JAPANESE YEN           Y  3,484,044,000        28,832,115          (517,471)
      12/19/01          JAPANESE YEN           Y  4,363,630,000        36,594,259          (234,777)

     The following foreign cross currency contract was held by the International Portfolio during the year ended September 30, 2001:

                                                                                            Net Unrealized
                                           Currency      Great Britain                      Appreciation/
      Date         Currency Delivered      Received       Pound Value        Euro Value      Depreciation
      10/11/01     GREAT BRITAIN POUND       EURO         $ 33,762,027      $ 34,065,378        $  303,351

FUTURES CONTRACTS
     Each Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On September 30, 2001, the Index and Small Cap Index Portfolios held the following long futures contracts:

                                                                                                           Net Unrealized
                                                                                           Notional         Appreciation
     Contracts            Portfolio                     Type         Expiration Date    Contract Value     (Depreciation)
      155 LONG     INDEX PORTFOLIO                S & P 500 INDEX      DECEMBER 2001     $  40,443,375         1,522,525
       58 LONG     SMALL CAP INDEX PORTFOLIO         RUSSELL 2000      DECEMBER 2001        11,775,450           361,826

     The Index and Small Cap Index Portfolios have pledged to brokers U.S. Treasury bills for initial margin requirements with par values of $2,910,000 and $1,550,000, respectively.

REPURCHASE AGREEMENTS
     Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios' custodians' responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

SECURITY LOANS
     The Portfolios may loan securities in return for securities and cash collateral which is invested in various short-term fixed income securities. The Portfolios may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. Wells Fargo Funds Management, LLC receives 40% of income on security lending activities and covers the expenses associated with securities lending activities. As of September 30, 2001, the value of securities on loan and the value of the related collateral are shown in the Statement of Assets and Liabilities.

FEDERAL INCOME TAXES
     Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends, or gains have been distributed by the Portfolios.

3. ADVISORY FEES
     The investment advisor of each Portfolio is Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management assumed investment advisory responsibilities for each Portfolio on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001. The Portfolios' advisor is responsible for developing the investment policies and guidelines for the Portfolios, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Funds.
     Funds Management has retained the services of certain investment sub-advisors (Galliard Capital Management, Inc., Peregrine Capital Management, Inc., Schroder Capital Management International Inc., Smith Asset Management Group, L.P., and Wells Capital Management Incorporated) on selected

   Portfolios. The fees related to sub-advisory services are borne directly by the advisor and do not increase the overall fees paid by the Portfolios to the advisor. These sub-advisors provided the same services to the predecessor portfolios.

      Portfolio                          Advisory Fee            Sub-advisor                         Sub-Advisory Fee
      DISCIPLINED GROWTH PORTFOLIO               0.75%         SMITH ASSET MANAGEMENT                    0-175 MILLION, 0.35%
                                                                                                       175-225 MILLION, 0.00%
                                                                                                       225-500 MILLION, 0.25%
                                                                                              GREATER THAN 500 MILLION, 0.20%

      EQUITY INCOME PORTFOLIO                    0.75%       WELLS CAPITAL MANAGEMENT                    0-200 MILLION, 0.25%
                                                                                                       200-400 MILLION, 0.20%

                                                                                              GREATER THAN 400 MILLION, 0.15%
      INDEX PORTFOLIO                            0.15%       WELLS CAPITAL MANAGEMENT                    0-200 MILLION, 0.02%

                                                                                              GREATER THAN 200 MILLION, 0.01%
      INTERNATIONAL PORTFOLIO                    1.00%    SCHRODER CAPITAL MANAGEMENT                    0-100 MILLION, 0.45%

                                                                                                       100-200 MILLION, 0.35%
                                                                                                       200-600 MILLION, 0.20%

                                                                                             GREATER THAN 600 MILLION, 0.185%
      INTERNATIONAL EQUITY PORTFOLIO             1.00%       WELLS CAPITAL MANAGEMENT                    0-200 MILLION, 0.35%

                                                                                              GREATER THAN 200 MILLION, 0.25%
      LARGE CAP APPRECIATION PORTFOLIO           0.70%     CADENCE CAPITAL MANAGEMENT                    0-250 MILLION, 0.30%

                                                                                                       250-500 MILLION, 0.20%
                                                                                                 500 MILLION-1 BILLION, 0.15%

                                                                                                GREATER THAN 1 BILLION, 0.10%
      LARGE COMPANY GROWTH PORTFOLIO             0.75%   PEREGRINE CAPITAL MANAGEMENT                     0-25 MILLION, 0.75%

                                                                                                         25-50 MILLION, 0.60%
                                                                                                        50-275 MILLION, 0.50%

                                                                                              GREATER THAN 275 MILLION, 0.30%
      SMALL CAP INDEX PORTFOLIO                  0.25%       WELLS CAPITAL MANAGEMENT                    0-200 MILLION, 0.02%

                                                                                               GREATER THAN 200 MILLION,0.01%
      SMALL CAP VALUE PORTFOLIO                  0.90%         SMITH ASSET MANAGEMENT                    0-110 MILLION, 0.45%

                                                                                                       110-150 MILLION, 0.00%
                                                                                                       150-300 MILLION, 0.30%

                                                                                              GREATER THAN 300 MILLION, 0.25%
      SMALL COMPANY GROWTH PORTFOLIO             0.90%   PEREGRINE CAPITAL MANAGEMENT                     0-50 MILLION, 0.90%

                                                                                                        50-180 MILLION, 0.75%
                                                                                                       180-340 MILLION, 0.65%

                                                                                                       340-685 MILLION, 0.50%
                                                                                                       685-735 MILLION, 0.52%

                                                                                               GREATER THAN 735 MILLION 0.55%
      SMALL COMPANY VALUE PORTFOLIO              0.90%   PEREGRINE CAPITAL MANAGEMENT                    0-175 MILLION, 0.50%

                                                                                              GREATER THAN 175 MILLION, 0.75%

4. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
     Currently there are no administration fees charged to the Portfolios at the core level. Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), formerly Norwest Bank Minnesota, N.A., serves as the custodian for each Portfolio and may appoint certain sub-custodians to custody those Portfolios' foreign securities and assets held in foreign countries. Wells Fargo Bank, MN receives a fee with respect to each Portfolio at an annual rate of 0.02% of each Portfolio's average daily net assets, with the exception of the International and International Equity Portfolios. Wells Fargo Bank, MN receives a fee with respect to the International and International Equity Portfolios at an annual rate of 0.25% of each Portfolio's average daily net assets.
      Forum Accounting Services, LLC provides portfolio accounting and interestholder recordkeeping services to each Portfolio.

5. WAIVED FEES AND REIMBURSED EXPENSES

     For the year ended September 30, 2001, fees waived by Funds Management were as follows:

      Portfolio                                             Fees Waived by Funds Management
      DISCIPLINED GROWTH PORTFOLIO                                  $    172,711
      EQUITY INCOME PORTFOLIO                                          2,505,886
      INDEX PORTFOLIO                                                    845,233
      INTERNATIONAL PORTFOLIO                                             92,530
      INTERNATIONAL EQUITY PORTFOLIO                                     136,026
      LARGE CAP APPRECIATION PORTFOLIO                                     3,588
      LARGE COMPANY GROWTH PORTFOLIO                                       4,908
      SMALL CAP INDEX PORTFOLIO                                            8,325
      SMALL CAP VALUE PORTFOLIO                                          272,718
      SMALL COMPANY GROWTH PORTFOLIO                                       7,894
      SMALL COMPANY VALUE PORTFOLIO                                      328,257

6. INVESTMENT PORTFOLIO TRANSACTIONS
     Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Portfolio for the year ended September 30, 2001 were as follows:

                          AGGREGATE PURCHASES AND SALES

      Portfolio                                                Purchases at Cost        Sales Proceeds
      DISCIPLINED GROWTH PORTFOLIO                             $     294,879,761       $   364,959,958
      EQUITY INCOME PORTFOLIO                                         77,614,021           282,412,589
      INDEX PORTFOLIO                                                131,975,755            25,735,074
      INTERNATIONAL PORTFOLIO                                        774,328,355           718,337,597
      INTERNATIONAL EQUITY PORTFOLIO                                 132,616,783            87,146,050
      LARGE CAP APPRECIATION PORTFOLIO                                78,667,031             7,085,344
      LARGE COMPANY GROWTH PORTFOLIO                                 814,141,321           369,544,665
      SMALL CAP INDEX PORTFOLIO                                       39,071,429            54,300,889
      SMALL CAP VALUE PORTFOLIO                                      239,508,441           283,693,915
      SMALL COMPANY GROWTH PORTFOLIO                               1,375,003,678         1,406,043,097
      SMALL COMPANY VALUE PORTFOLIO                                  152,247,845           203,805,910

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF TRUSTEES AND PARTNERS WELLS FARGO CORE TRUST:

     We have audited the accompanying statements of assets and liabilities of Disciplined Growth Portfolio, Equity Income Portfolio, Index Portfolio, International Portfolio, International Equity Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Cap Value Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio, eleven portfolios of Wells Fargo Core Trust, (collectively the "Portfolios"), including the portfolios of investments as of September 30, 2001, and the related statements of operations for the year or period then ended, the statements of changes in net assets for the periods presented on pages 136 TO 137, and the financial highlights for the periods presented on page 138. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 2001, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios of Wells Fargo Core Trust as of September 30, 2001, the results of their operations, changes in their net assets and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

   /s/ KPMG LLP

   San Francisco, California
   November 9, 2001

LIST OF ABBREVIATIONS

        The following is a list of common abbreviations for terms and entities which may have appeared in this report.

        ABAG        - ASSOCIATION OF BAY AREA GOVERNMENTS
        ADR         - AMERICAN DEPOSITORY RECEIPTS
        AMBAC       - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
        AMT         - ALTERNATIVE MINIMUM TAX
        ARM         - ADJUSTABLE RATE MORTGAGES
        BART        - BAY AREA RAPID TRANSIT
        CDA         - COMMUNITY DEVELOPMENT AUTHORITY
        CDSC        - CONTINGENT DEFERRED SALES CHARGE
        CGIC        - CAPITAL GUARANTY INSURANCE COMPANY
        CGY         - CAPITAL GUARANTY CORPORATION
        CMT         - CONSTANT MATURITY TREASURY
        COFI        - COST OF FUNDS INDEX
        Connie Lee  - CONNIE LEE INSURANCE COMPANY
        COP         - CERTIFICATE OF PARTICIPATION
        CP          - COMMERCIAL PAPER
        CTF         - COMMON TRUST FUND
        DW&P        - DEPARTMENT OF WATER & POWER
        DWR         - DEPARTMENT OF WATER RESOURCES
        EDFA        - EDUCATION FINANCE AUTHORITY
        FGIC        - FINANCIAL GUARANTY INSURANCE CORPORATION
        FHA         - FEDERAL HOUSING AUTHORITY
        FHLB        - FEDERAL HOME LOAN BANK
        FHLMC       - FEDERAL HOME LOAN MORTGAGE CORPORATION
        FNMA        - FEDERAL NATIONAL MORTGAGE ASSOCIATION
        FRN         - FLOATING RATE NOTES
        FSA         - FINANCIAL SECURITY ASSURANCE, INC
        GNMA        - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
        GO          - GENERAL OBLIGATION
        HFA         - HOUSING FINANCE AUTHORITY
        HFFA        - HEALTH FACILITIES FINANCING AUTHORITY
        IDA         - INDUSTRIAL DEVELOPMENT AUTHORITY
        LIBOR       - LONDON INTERBANK OFFERED RATE
        LLC         - LIMITED LIABILITY CORPORATION
        LOC         - LETTER OF CREDIT
        LP          - LIMITED PARTNERSHIP
        MBIA        - MUNICIPAL BOND INSURANCE ASSOCIATION
        MFHR        - MULTI-FAMILY HOUSING REVENUE
        MUD         - MUNICIPAL UTILITY DISTRICT
        MTN         - MEDIUM TERM NOTE
        PCFA        - POLLUTION CONTROL FINANCE AUTHORITY
        PCR         - POLLUTION CONTROL REVENUE
        PFA         - PUBLIC FINANCE AUTHORITY
        PLC         - PRIVATE PLACEMENT
        PSFG        - PUBLIC SCHOOL FUND GUARANTY
        RAW         - REVENUE ANTICIPATION WARRANTS
        RDA         - REDEVELOPMENT AUTHORITY
        RDFA        - REDEVELOPMENT FINANCE AUTHORITY
        R&D         - RESEARCH & DEVELOPMENT
        SFMR        - SINGLE FAMILY MORTGAGE REVENUE
        TBA         - TO BE ANNOUNCED
        TRAN        - TAX REVENUE ANTICIPATION NOTES
        USD         - UNIFIED SCHOOL DISTRICT
        V/R         - VARIABLE RATE
        WEBS        - WORLD EQUITY BENCHMARK SHARES

DATED MATERIAL                                                     Presorted
PLEASE EXPEDITE                                                    Standard
                                                                 U.S. Postage
[WELLS FARGO FUNDS LOGO]                                             PAID
                                                               WELLS FARGO FUNDS
P.O.Box 8266
Boston, MA 02266-8266

    Presorted
    Standard
   U.S.Postage
      PAID
WELLS FARGO FUNDS

MORE INFORMATION ABOUT WELLS FARGO FUNDS IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
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WELLS FARGO FUNDS INVESTOR SERVICES:1-800-222-8222

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES,DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED
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PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC.WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.



                                                                 AR 002 (09/01)